                          OPPENHEIMER
                        VARIABLE ACCOUNT

                             FUNDS


                         ANNUAL REPORT

                        DECEMBER 31, 1995

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MONEY FUND

Statement of Investments
DECEMBER 31, 1995

                                                                                             PRINCIPAL               VALUE
                                                                                             AMOUNT                  (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 4.6%
------------------------------------------------------------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT - 4.6%
------------------------------------------------------------------------------------------------------------------------------------
           Sanwa Bank Ltd., 5.67%, 1/10/96 (Cost $2,999,928)                                $       3,000,000     $       2,999,928

------------------------------------------------------------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS - 10.5%
------------------------------------------------------------------------------------------------------------------------------------
           Chase Manhattan Bank, 5.45%, 5/17/96                                                     3,000,000             2,938,579
           -------------------------------------------------------------------------------------------------------------------------
           FCC National Bank, 5.25%, 1/19/96                                    (1)                 1,000,000               999,779
           -------------------------------------------------------------------------------------------------------------------------
           National Westminster Bank of Canada, 5.40%, 7/26/96                                      3,000,000             2,906,850
                                                                                                                   -----------------

           Total Direct Bank Obligations (Cost $6,845,208)                                                                6,845,208

------------------------------------------------------------------------------------------------------------------------------------
LETTERS OF CREDIT - 5.3%
------------------------------------------------------------------------------------------------------------------------------------
           Barclays Bank PLC, guaranteeing commercial paper of:                                     3,500,000             3,440,885
           Banco Real, S.A.-Grand Cayman Branch, 5.63%, 4/18/96
           (Cost $3,440,885)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES - 61.4%
------------------------------------------------------------------------------------------------------------------------------------
BANKS - 4.7%
           -------------------------------------------------------------------------------------------------------------------------
           CoreStates Capital Corp., 5.71%, 2/15/96                                                 3,000,000             2,978,587
------------------------------------------------------------------------------------------------------------------------------------
BROKER/DEALERS - 14.6%
           -------------------------------------------------------------------------------------------------------------------------
           Lehman Brothers Holdings, Inc., 6.25%, 1/2/96                                            3,000,000             2,999,479
           -------------------------------------------------------------------------------------------------------------------------
           Merrill Lynch & Co., Inc., 5.68%-5.70%, 2/29/96                                          3,000,000             2,971,975
           -------------------------------------------------------------------------------------------------------------------------
           Morgan Stanley Group, Inc., 5.53%, 9/30/96                             (1)               3,600,000             3,600,000
                                                                                                                   -----------------
                                                                                                                          9,571,454
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL FINANCE - 15.2%
           -------------------------------------------------------------------------------------------------------------------------
           CIT Group Holdings, Inc., 6.027%, 1/10/96                              (1)               1,000,000             1,000,000
           -------------------------------------------------------------------------------------------------------------------------
           FINOVA Capital Corp., 5.85%-5.90%, 1/30/96                                               3,000,000             2,985,742
           -------------------------------------------------------------------------------------------------------------------------
           Fleet Mortgage Group, Inc., 5.58%, 4/4/96                                                3,000,000             2,956,290
           -------------------------------------------------------------------------------------------------------------------------
           Heller Financial, Inc., 5.78%, 2/12/96                                                   3,000,000             2,979,770
                                                                                                                   -----------------
                                                                                                                          9,921,802
------------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 5.0%
           -------------------------------------------------------------------------------------------------------------------------
           Mitsubishi International Corp., 5.65%, 1/5/96                                            3,300,000             3,297,928
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE - 6.1%
           -------------------------------------------------------------------------------------------------------------------------
           Beneficial Corp., 5.26%, 2/1/96                                        (1)               4,000,000             4,000,000
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 3.0%
           -------------------------------------------------------------------------------------------------------------------------
           General Motors Acceptance Corp., 6.025%, 3/1/96                        (1)               2,000,000             1,999,902
------------------------------------------------------------------------------------------------------------------------------------
ENVIRONMENTAL - 4.4%
           -------------------------------------------------------------------------------------------------------------------------
           WMX Technologies, Inc., 5.32%, 9/10/96                                                   3,000,000             2,887,837
------------------------------------------------------------------------------------------------------------------------------------
SAVINGS & LOANS - 5.3%
           -------------------------------------------------------------------------------------------------------------------------
           Great Western Bank FSB, 5.72%-5.75%, 1/29/96                                             3,500,000             3,484,429
------------------------------------------------------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL - 3.1%
           -------------------------------------------------------------------------------------------------------------------------
           Madison Funding Corp., 5.70%, 1/22/96                                                    2,025,000             2,017,818
                                                                                                                   -----------------

           Total Short-Term Notes (Cost $40,159,757)                                                                     40,159,757

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MONEY FUND

DECEMBER 31, 1995

                                                                                             PRINCIPAL               VALUE
                                                                                             AMOUNT                  (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 4.6%
------------------------------------------------------------------------------------------------------------------------------------
           Student Loan Marketing Assn., guaranteeing commercial paper of:  Secondary Market Services, Inc., Education Loan Revenue
           Nts., Series-1995A, 5.72%-5.75%, 1/12/96 (Cost $2,994,729)                     $       3,000,000           $   2,994,729

------------------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS - 4.4%
------------------------------------------------------------------------------------------------------------------------------------
           Westdeutsche Landesbank Girozentrale supported by Federal
           Republic of Germany, guaranteeing commercial paper of:
           Unibanco-Uniao de Brancos Brasileiros S.A.-Grand Cayman,                                 3,000,000             2,909,440
           5.66%, 4/15/96 (Cost $2,909,440)

------------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 5.5%
------------------------------------------------------------------------------------------------------------------------------------
           Repurchase agreement with First Chicago Capital Markets, 5.90%, dated
           12/29/95, to be repurchased at $3,597,357 on 1/2/96, collateralized by U.S. Treasury Nts., 5.125%-8.75%, 12/31/96-11/5/04, with a value of $1,951,392, U.S. Treasury Bonds, 6.25%-11.25%, 8/15/03-8/15/23,
           with a value of $1,182,591, and U.S. Treasury Bills maturing
           11/14/96, with a value of $536,288 (Cost $3,595,000)                                     3,595,000             3,595,000
           -------------------------------------------------------------------------------------------------------------------------
           TOTAL INVESTMENTS, AT VALUE                                                                  96.3%            62,944,947
           -------------------------------------------------------------------------------------------------------------------------
           OTHER ASSETS NET OF LIABILITIES                                                               3.7              2,441,513
           -------------------------------------------------------------------------------------------------------------------------
           NET ASSETS                                                                                  100.0%            65,386,460
                                                                                             =================     =================

           Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Trust at the time of purchase. Other securities normally bear interest at the rates shown.

           1. Variable rate security. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 1995.


           See accompanying Notes to Financial Statements.

                                       3





OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND

Statement of Investments
DECEMBER 31, 1995


                                                                                             PRINCIPAL               MARKET VALUE
                                                                                             AMOUNT(1)               (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 1.8%
------------------------------------------------------------------------------------------------------------------------------------
           Citibank CD:
           19%, 1/19/96                                                         (2) IDR         1,369,800,000      $        599,101
           27.40%, 3/22/96                                                      (2) HUF            83,706,000               612,667
           -------------------------------------------------------------------------------------------------------------------------
           Indonesia (Republic of) Bank Negara CD, Zero Coupon,             (2) (3) IDR         2,000,000,000               805,012
           15.914%, 6/17/96
           -------------------------------------------------------------------------------------------------------------------------
           Krungthai Thanakit CD, Zero Coupon, 11.533%, 2/29/96             (2) (3) THB            10,000,000               387,586
                                                                                                                   -----------------
                                                                                                                          1,192,598

           Total Certificates of Deposit (Cost $2,427,679)                                                                2,404,366

------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS - 2.6%
------------------------------------------------------------------------------------------------------------------------------------
PRIVATE - 2.6%
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL - 0.8%
           -------------------------------------------------------------------------------------------------------------------------
           CBA Mortgage Corp., Mtg. Pass-Through Certificates, Series       (4) (5)                   700,000               518,219
           1993-C1, Cl. F, 7.154%, 12/25/03
           -------------------------------------------------------------------------------------------------------------------------
           Merrill Lynch Mortgage Investors, Inc., Mtg. Pass-Through            (4)                   496,835               509,644
           Certificates, Series 1995-C2, Cl. D, 8.06%, 6/15/21
                                                                                                                   -----------------
                                                                                                                          1,027,863
------------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY - 1.8%
           Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates:
           Series 1994-C1, Cl. E, 8%, 6/25/26                                                         747,797               631,889
           Series 1994-C2, Cl. G, 8%, 4/25/25                                                         913,912               768,543
           Series 1995-C1, Cl. F, 6.90%, 2/25/27                                                    1,133,508               997,841
                                                                                                                   -----------------
                                                                                                                          2,398,273
                                                                                                                   -----------------

           Total Mortgage-Backed Obligations (Cost $3,274,663)                                                            3,426,136

------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 5.1%
------------------------------------------------------------------------------------------------------------------------------------
TREASURY - 5.1%
------------------------------------------------------------------------------------------------------------------------------------
           U.S. Treasury Bonds, 6.875%, 8/15/25 (Cost $6,531,094)                                   6,000,000             6,770,621

------------------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS - 12.2%
------------------------------------------------------------------------------------------------------------------------------------
           Argentina (Republic of):
           Bonds, Bonos del Tesoro, Series I, 5.89%, 5/31/96                    (4)                   200,000               195,944
           Medium-Term Nts., 8%, 8/9/97                                             NLG               800,000               495,325
           Sr. Unsub. Unsec. Nts., 9.875%, 1/6/98                                   FRF             2,060,000               420,446
           -------------------------------------------------------------------------------------------------------------------------
           Brazil (Federal Republic of) Interest Due and Unpaid Bonds,          (4)                   356,250               306,820
           6.688%, 1/1/01
           -------------------------------------------------------------------------------------------------------------------------
           Bulgaria (Republic of) Interest Arrears Bonds, 6.75%,
           7/28/11                                                          (4) (6)                   200,000                92,750
           -------------------------------------------------------------------------------------------------------------------------
           Canada (Government of) Bonds:
           7.75%, 9/1/99                                                            CAD               641,000               492,321
           Series A-76, 9%, 6/1/25                                                  CAD               592,000               506,792
           -------------------------------------------------------------------------------------------------------------------------
           Central Bank of Costa Rica Principal Bonds, Series A, 6.25%,                               500,000               310,000
           5/21/10
           -------------------------------------------------------------------------------------------------------------------------
           Colombia (Republic of) 1989-1990 Integrated Loan Facility        (4) (7)                 1,114,360             1,036,355
           Bonds, 6.875%, 7/1/01

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND

DECEMBER 31, 1995

                                                                                             PRINCIPAL               MARKET VALUE
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)                                                   AMOUNT(1)               (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
           Denmark (Kingdom of) Bonds:
           7%, 11/10/24                                                             DKK             6,300,000       $     1,014,039
           8%, 3/15/06                                                              DKK             1,410,000               268,296
           -------------------------------------------------------------------------------------------------------------------------
           Ecuador (Republic of) Disc. Bonds, 6.812%, 2/28/25                   (4)                   520,000               264,550
           -------------------------------------------------------------------------------------------------------------------------
           European Investment Bank, 12.75% Debs., 2/15/00                          ITL           206,000,000               140,404
           -------------------------------------------------------------------------------------------------------------------------
           France (Government of) Obligation Assimilable du Tresor                  FRF               556,000               124,403
           Debs., 9.50%, 6/25/98
           -------------------------------------------------------------------------------------------------------------------------
           Germany (Republic of) Bonds, Series 94, 6.25%, 1/4/24                    DEM             1,450,000               943,685
           -------------------------------------------------------------------------------------------------------------------------
           Hashemite Kingdom of Jordan Disc. Bonds, 6.437%,
           12/23/23                                                             (4)                 1,000,000               620,000
           -------------------------------------------------------------------------------------------------------------------------
           International Bank for Reconstruction and Development Bonds,             NZD               500,000               348,124
           12.50%, 7/25/97
           -------------------------------------------------------------------------------------------------------------------------
           Italy (Republic of) Treasury Bonds, Buoni del Tesoro                     ITL           320,000,000               203,611
           Poliennali, 10.50%, 4/1/00
           -------------------------------------------------------------------------------------------------------------------------
           Morocco (Kingdom of) Loan Participation Agreement, Tranche           (4)                 1,500,000               999,375
           A, 6.594%, 1/1/09
           -------------------------------------------------------------------------------------------------------------------------
           National Treasury Management Agency (Irish Government)                   IEP               140,000               235,831
           Bonds, 8%, 10/18/00
           -------------------------------------------------------------------------------------------------------------------------
           New Zealand (Republic of) Bonds, 10%, 7/15/97                            NZD             1,230,000               826,403
           -------------------------------------------------------------------------------------------------------------------------
           Nordic Investment Bank, 11.30% Debs., 3/4/02                             ITL           215,000,000               140,440
           -------------------------------------------------------------------------------------------------------------------------
           Norwegian Government Bonds, 9.50%, 10/31/02                              NOK             4,400,000               824,375
           -------------------------------------------------------------------------------------------------------------------------
           Panama (Republic of) Debs., 6.75%, 5/10/02                           (4)                   175,000               149,953
           -------------------------------------------------------------------------------------------------------------------------
           Poland (Republic of) Treasury Bills, Zero Coupon, 29.984%,           (3) PLZ               500,000               188,298
           4/17/96
           -------------------------------------------------------------------------------------------------------------------------
           Portugal (Republic of) Gtd. Bonds, Obrigicion do tes Medio               PTE            85,000,000               613,096
           Prazo, 11.875%, 2/23/00
           -------------------------------------------------------------------------------------------------------------------------
           Spain (Kingdom of):
           Debs., Bonos y Obligacion del Estado, 10.10%, 2/28/01                    ESP            39,000,000               325,174
           Gtd. Bonds, Bonos y Obligacion del Estado, 12.25%,
           3/25/00                                                                  ESP            49,000,000               441,551
           -------------------------------------------------------------------------------------------------------------------------
           Sweden (Kingdom of) Bonds, Series 1028, 11%, 1/21/99                     SEK             3,500,000               568,290
           -------------------------------------------------------------------------------------------------------------------------
           Treasury Corp. of Victoria Bonds, 12%, 10/22/98                          AUD               450,000               372,686
           -------------------------------------------------------------------------------------------------------------------------
           Trinidad & Tobago Loan Participation Agreement, Tranche B,       (4) (7) JPY            65,000,000               534,044
           1.563%, 9/30/00
           -------------------------------------------------------------------------------------------------------------------------
           United Kingdom Treasury:
           Debs., 8.50%, 12/7/05                                                    GBP               185,000               308,684
           10%, 2/26/01                                                             GBP               180,000               315,974
           -------------------------------------------------------------------------------------------------------------------------
           United Mexican States, Nacional Financiera SNC Nts., 13.60%,             ESP           100,000,000               800,594
           4/2/98
           -------------------------------------------------------------------------------------------------------------------------
           Venezuela (Republic of) Disc. Bonds, Series DL, 6.563%,              (4)                 1,500,000               828,750
           12/18/07
                                                                                                                   -----------------

           Total Foreign Government Obligations (Cost $16,009,093)                                                       16,257,383
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES - 0.9%
------------------------------------------------------------------------------------------------------------------------------------
           San Joaquin Hills, California Transportation Corridor Agency         (3)                12,500,000             1,202,550
           Toll Road Capital Appreciation Revenue Bonds, Jr. Lien, Zero
           Coupon, 9%, 1/1/28 (Cost $747,374)

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND

DECEMBER 31, 1995

                                                                                             PRINCIPAL               MARKET VALUE
                                                                                             AMOUNT(1)               (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES - 65.8%
------------------------------------------------------------------------------------------------------------------------------------
BASIC INDUSTRY - 5.6%
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.0%
           -------------------------------------------------------------------------------------------------------------------------
           NL Industries, Inc.:
           0%/13% Sr. Sec. Disc. Nts., 10/15/05                                 (8)        $          800,000               618,000
           11.75% Sr. Sec. Nts., 10/15/03                                                             650,000               697,125
                                                                                                                   -----------------
                                                                                                                          1,315,125
------------------------------------------------------------------------------------------------------------------------------------
METALS/MINING - 0.8%
           -------------------------------------------------------------------------------------------------------------------------
           Carbide/Graphite Group, Inc. (The), 11.50% Sr. Nts., 9/1/03                                454,000               492,590
           -------------------------------------------------------------------------------------------------------------------------
           Kaiser Aluminum & Chemical Corp., 9.875% Sr. Nts.,
           2/15/02                                                                                    300,000               309,750
           -------------------------------------------------------------------------------------------------------------------------
           UCAR Global Enterprises, Inc., 12% Sr. Sub. Nts., 1/15/05                                  230,000               262,775
                                                                                                                   -----------------
                                                                                                                          1,065,115
------------------------------------------------------------------------------------------------------------------------------------
PAPER - 3.8%
           -------------------------------------------------------------------------------------------------------------------------
           Buckeye Cellulose Corp., 8.50% Sr. Sub. Nts., 12/15/05                                     250,000               257,812
           -------------------------------------------------------------------------------------------------------------------------
           Crown Paper Co., 11% Sr. Sub. Nts., 9/1/05                                                 750,000               660,000
           -------------------------------------------------------------------------------------------------------------------------
           Domtar, Inc.:
           11.25% Debs., 9/15/17                                                                      400,000               426,000
           12% Nts., 4/15/01                                                                          250,000               295,313
           -------------------------------------------------------------------------------------------------------------------------
           Gaylord Container Corp., 11.50% Sr. Nts., 5/15/01                                          500,000               517,500
           -------------------------------------------------------------------------------------------------------------------------
           Repap New Brunswick, Inc., 9.25% First Priority Sr. Sec.             (4)                   400,000               402,000
           Nts., 7/15/00
           -------------------------------------------------------------------------------------------------------------------------
           Repap Wisconsin, Inc., 9.25% First Priority Sr. Sec. Nts.,                                 500,000               477,500
           2/1/02
           -------------------------------------------------------------------------------------------------------------------------
           Riverwood International Corp.:
           10.75% Sr. Nts., 6/15/00                                                                   400,000               427,500
           11.25% Sr. Sub. Nts., 6/15/02                                                              200,000               215,000
           -------------------------------------------------------------------------------------------------------------------------
           Stone Container Corp.:
           10.75% First Mtg. Nts., 10/1/02                                                          1,300,000             1,358,500
           10.75% Sr. Sub. Nts., 6/15/97                                                              100,000               102,500
                                                                                                                   -----------------
                                                                                                                          5,139,625
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER RELATED - 12.3%
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS - 2.9%
           -------------------------------------------------------------------------------------------------------------------------
           Coleman Holdings, Inc., Zero Coupon Sr. Sec. Disc. Nts.,             (3)                   400,000               320,000
           Series B, 10.901%, 5/27/98
           -------------------------------------------------------------------------------------------------------------------------
           Harman International Industries, Inc., 12% Sr. Sub. Nts.,                                1,650,000             1,823,250
           8/1/02
           -------------------------------------------------------------------------------------------------------------------------
           International Semi-Tech Microelectronics, Inc., 0%/11.50%            (8)                   650,000               344,500
           Sr. Sec. Disc. Nts., 8/15/03
           -------------------------------------------------------------------------------------------------------------------------
           Revlon Worldwide Corp., Zero Coupon Sr. Sec. Disc. Nts.,             (3)                   350,000               260,750
           12.333%, 3/15/98
           -------------------------------------------------------------------------------------------------------------------------
           Tag-Heuer International SA, 12% Sr. Sub. Nts., 12/15/05              (5)                   500,000               501,875
           -------------------------------------------------------------------------------------------------------------------------
           Williams (J. B.) Holdings, Inc., 12% Sr. Nts., 3/1/04                                      600,000               600,000
                                                                                                                   -----------------
                                                                                                                          3,850,375
------------------------------------------------------------------------------------------------------------------------------------
FOOD/BEVERAGES/TOBACCO - 0.8%
           -------------------------------------------------------------------------------------------------------------------------
           Consolidated Cigar Corp., 10.50% Sr. Sub. Nts., 3/1/03                                     400,000               418,000
           -------------------------------------------------------------------------------------------------------------------------
           Pulsar Internacional SA de CV, 11.80% Nts., 9/19/96                  (7)                   700,000               705,250
                                                                                                                   -----------------
                                                                                                                          1,123,250
------------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE - 4.1%
           -------------------------------------------------------------------------------------------------------------------------
           AmeriSource Corp., 11.25% Sr. Debs., 7/15/05                         (9)                   650,000               718,250

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND

DECEMBER 31, 1995

                                                                                             PRINCIPAL               MARKET VALUE
CORPORATE BONDS AND NOTES (CONTINUED)                                                        AMOUNT(1)               (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER RELATED (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
           -------------------------------------------------------------------------------------------------------------------------
           Capstone Capital Corp., 10.50% Cv. Sub. Debs., 4/1/02                           $        1,600,000             1,918,000
           -------------------------------------------------------------------------------------------------------------------------
           Icon Health & Fitness, Inc., 13% Sr. Sub. Nts., 7/15/02              (5)                   400,000               434,000
           -------------------------------------------------------------------------------------------------------------------------
           Magellan Health Services, Inc., 11.25% Sr. Sub. Nts., Series                               500,000               548,750
           A, 4/15/04
           -------------------------------------------------------------------------------------------------------------------------
           Quorum Health Group, Inc., 8.75% Sr. Sub. Nts., 11/1/05                                    300,000               311,625
           -------------------------------------------------------------------------------------------------------------------------
           Tenet Healthcare Corp., 10.125% Sr. Sub. Nts., 3/1/05                                      500,000               556,250
           -------------------------------------------------------------------------------------------------------------------------
           Total Renal Care, Inc., 0%/12% Sr. Sub. Disc. Nts., 8/15/04          (8)                   994,000               959,210
                                                                                                                   -----------------
                                                                                                                          5,446,085
------------------------------------------------------------------------------------------------------------------------------------
HOTEL/GAMING - 2.3%
           -------------------------------------------------------------------------------------------------------------------------
           Bally's Casino Holdings, Inc., Zero Coupon Sr. Disc. Nts.,           (3)                   600,000               483,000
           10.252%, 6/15/98
           -------------------------------------------------------------------------------------------------------------------------
           Capital Gaming International, Inc. Promissory Nts.                                           9,500                 --
           -------------------------------------------------------------------------------------------------------------------------
           Grand Casinos, Inc., 10.125% Gtd. First Mtg. Nts., 12/1/03                                 500,000               523,750
           -------------------------------------------------------------------------------------------------------------------------
           Mohegan Tribal Gaming Authority, 13.50% Sr. Sec. Nts.,               (5)                   400,000               434,000
           11/15/02
           -------------------------------------------------------------------------------------------------------------------------
           Rio Hotel & Casino, Inc., 10.625% Sr. Sub. Nts., 7/15/05                                   450,000               463,500
           -------------------------------------------------------------------------------------------------------------------------
           Station Casinos, Inc., 9.625% Sr. Sub. Nts., 6/1/03                                        750,000               738,750
           -------------------------------------------------------------------------------------------------------------------------
           Trump Plaza Funding, Inc., 10.875% Gtd. Mtg. Nts.,
           6/15/01                                                                                    250,000               260,000
           -------------------------------------------------------------------------------------------------------------------------
           Trump Taj Mahal Funding, Inc., 11.35% Debs., Series A,               (9)                   200,000               189,217
           11/15/99
                                                                                                                   -----------------
                                                                                                                          3,092,217
------------------------------------------------------------------------------------------------------------------------------------
LEISURE - 0.3%
           -------------------------------------------------------------------------------------------------------------------------
           Gillett Holdings, Inc., 12.25% Sr. Sub. Nts., Series A,                                    387,805               409,619
           6/30/02
------------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 1.3%
           -------------------------------------------------------------------------------------------------------------------------
           Carrols Corp., 11.50% Sr. Nts., 8/15/03                                                    430,000               436,450
           -------------------------------------------------------------------------------------------------------------------------
           Foodmaker, Inc.:
           9.25% Sr. Nts., 3/1/99                                                                     200,000               192,500
           9.75% Sr. Sub. Nts., 6/1/02                                                              1,275,000             1,160,250
                                                                                                                   -----------------
                                                                                                                          1,789,200
------------------------------------------------------------------------------------------------------------------------------------
TEXTILE/APPAREL - 0.6%
           -------------------------------------------------------------------------------------------------------------------------
           Synthetic Industries, Inc., 12.75% Sr. Sub. Debs., 12/1/02                                 750,000               738,750
------------------------------------------------------------------------------------------------------------------------------------
ENERGY - 4.3%
------------------------------------------------------------------------------------------------------------------------------------
           BP America, Inc., 10.875% Nts., 8/1/01                                   CAD               350,000               297,207
           -------------------------------------------------------------------------------------------------------------------------
           Chesapeake Energy Corp., 10.50% Sr. Nts., 6/1/02                                           500,000               526,250
           -------------------------------------------------------------------------------------------------------------------------
           Kelley Oil & Gas Corp., 13.50% Sr. Nts., 6/15/99                                           600,000               489,000
           -------------------------------------------------------------------------------------------------------------------------
           Maxus Energy Corp., 11.50% Debs., 11/15/15                                                 800,000               830,000
           -------------------------------------------------------------------------------------------------------------------------
           OPI International, Inc., 12.875% Gtd. Sr. Nts., 7/15/02                                    750,000               853,125
           -------------------------------------------------------------------------------------------------------------------------
           Petroleum Heat & Power Co., Inc.:
           12.25% Sub. Debs., 2/1/05                                                                  250,000               280,000
           9.375% Sub. Debs., 2/1/06                                                                  250,000               246,250
           -------------------------------------------------------------------------------------------------------------------------
           Plains Resources, Inc., 12% Sr. Sub. Nts., 10/1/99                                         200,000               208,000
           -------------------------------------------------------------------------------------------------------------------------
           Triton Energy Corp.:
           0%/9.75% Sr. Sub. Disc. Nts., 12/15/00                               (8)                   200,000               187,500
           Zero Coupon Sr. Sub. Disc. Nts., 10.318%, 11/1/97                    (3)                 1,200,000             1,041,000
           -------------------------------------------------------------------------------------------------------------------------
           United Meridian Corp., 10.375% Gtd. Sr. Sub. Nts.,
           10/15/05                                                                                   250,000               265,625

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND

DECEMBER 31, 1995

                                                                                             PRINCIPAL               MARKET VALUE
CORPORATE BONDS AND NOTES (CONTINUED)                                                        AMOUNT(1)               (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
ENERGY (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
           Vintage Petroleum, Inc., 9% Sr. Sub. Nts., 12/15/05                             $          500,000      $        506,250
                                                                                                                   -----------------
                                                                                                                          5,730,207
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES - 2.1%
------------------------------------------------------------------------------------------------------------------------------------
BANKS & THRIFTS - 0.7%
           -------------------------------------------------------------------------------------------------------------------------
           Banco Bamerindus do Brasil SA:
           10.50% Debs., 6/23/97                                                                      280,000               257,600
           11% Sr. Unsub. Unsec. Bonds, 10/6/97                                                       280,000               257,600
           -------------------------------------------------------------------------------------------------------------------------
           Banco Ganadero SA, Zero Coupon Sr. Unsub. Unsec. Nts.,           (3) (5)                   250,000               239,520
           9.941%, 6/15/96
           -------------------------------------------------------------------------------------------------------------------------
           Banco Mexicano SA, 8% Sr. Unsub. Unsec. Exchangeable                                       250,000               210,625
           Medium-Term Nts., 11/4/98                                                                               -----------------
                                                                                                                            965,345
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 0.9%
           -------------------------------------------------------------------------------------------------------------------------
           Banco del Atlantico SA, 7.875% Eurobonds, 11/5/98                                          250,000               212,500
           -------------------------------------------------------------------------------------------------------------------------
           ECM Fund, L.P.I., 14% Sub. Nts., 6/10/02                             (7)                   244,994               269,494
           -------------------------------------------------------------------------------------------------------------------------
           GPA Delaware, Inc., 8.75% Gtd. Nts., 12/15/98                                              300,000               282,750
           -------------------------------------------------------------------------------------------------------------------------
           Olympic Financial Ltd., 13% Sr. Nts., 5/1/00                                               350,000               383,250
                                                                                                                   -----------------
                                                                                                                          1,147,994
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.5%
           -------------------------------------------------------------------------------------------------------------------------
           Terra Nova Insurance (UK) Holdings PLC, 10.75% Sr. Nts.,                                   600,000               657,000
           7/1/05
------------------------------------------------------------------------------------------------------------------------------------
HOUSING RELATED - 2.1%
------------------------------------------------------------------------------------------------------------------------------------
BUILDING MATERIALS - 0.7%
           -------------------------------------------------------------------------------------------------------------------------
           Southdown, Inc., 14% Sr. Sub. Nts., Series B, 10/15/01                                     640,000               707,200
           -------------------------------------------------------------------------------------------------------------------------
           Walter Industries, Inc., 17% Sub. Nts., 1/1/96                      (10)                   400,000               254,000
                                                                                                                   -----------------
                                                                                                                            961,200
------------------------------------------------------------------------------------------------------------------------------------
HOMEBUILDERS/REAL ESTATE - 1.4%
           -------------------------------------------------------------------------------------------------------------------------
           Olympia & York First Canadian Place Ltd., 11% Debs., Series         (11) CAD             1,000,000               472,929
           3, 11/4/49
           -------------------------------------------------------------------------------------------------------------------------
           Saul (B.F.) Real Estate Investment Trust, 11.625% Sr. Sec.                               1,000,000             1,025,000
           Nts., Series B, 4/1/02
           -------------------------------------------------------------------------------------------------------------------------
           Tribasa Toll Road Trust, 10.50% Nts., Series 1993-A, 12/1/11         (5)                   500,000               372,500
                                                                                                                   -----------------
                                                                                                                          1,870,429
------------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 3.1%
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE/ELECTRONICS/COMPUTERS - 1.9%
           -------------------------------------------------------------------------------------------------------------------------
           Berg Electronics Holdings Corp., 11.375% Sr. Sub. Debs.,                                   500,000               562,500
           5/1/03
           -------------------------------------------------------------------------------------------------------------------------
           Communications & Power Industries, Inc., 12% Sr. Sub. Nts.,                                500,000               516,250
           8/1/05
           -------------------------------------------------------------------------------------------------------------------------
           Dell Computer Corp., 11% Sr. Nts., 8/15/00                                                 500,000               555,000
           -------------------------------------------------------------------------------------------------------------------------
           Rohr, Inc., 11.625% Sr. Nts., 5/15/03                                                      800,000               876,000
                                                                                                                   -----------------
                                                                                                                          2,509,750
------------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.2%
           -------------------------------------------------------------------------------------------------------------------------
           Aftermarket Technology Corp., 12% Sr. Sub. Nts., Series B,                                 500,000               532,500
           8/1/04
           -------------------------------------------------------------------------------------------------------------------------
           Foamex LP/Foamex Capital Corp.:
           11.25% Sr. Nts., 10/1/02                                                                   500,000               482,500
           9.50% Sr. Sec. Nts., 6/1/00                                                                240,000               234,000

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND

DECEMBER 31, 1995

                                                                                             PRINCIPAL               MARKET VALUE
CORPORATE BONDS AND NOTES (CONTINUED)                                                        AMOUNT(1)               (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE (CONTINUED)
           -------------------------------------------------------------------------------------------------------------------------
           Penda Corp., 10.75% Sr. Nts., Series B, 3/1/04                                  $          425,000      $        357,000
                                                                                                                   -----------------
                                                                                                                          1,606,000
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS - 0.0%
           -------------------------------------------------------------------------------------------------------------------------
           Farley, Inc., Zero Coupon Sub. Debs., 14.151%, 12/30/12          (3) (7)                  198,000                19,569
------------------------------------------------------------------------------------------------------------------------------------
MEDIA - 15.6%
------------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 4.1%
           -------------------------------------------------------------------------------------------------------------------------
           Act III Broadcasting, Inc., 9.625% Sr. Sub. Nts., 12/15/03                                 430,000               433,225
           -------------------------------------------------------------------------------------------------------------------------
           Argyle Television, Inc., 9.75% Sr. Sub. Nts., 11/1/05                                      150,000               149,250
           -------------------------------------------------------------------------------------------------------------------------
           Outlet Broadcasting, Inc., 10.875% Sr. Sub. Nts., 7/15/03                                1,000,000             1,115,000
           -------------------------------------------------------------------------------------------------------------------------
           Paxson Communications Corp., 11.625% Sr. Sub. Nts., 10/1/02          (5)                 1,250,000             1,262,500
           -------------------------------------------------------------------------------------------------------------------------
           Sinclair Broadcast Group, Inc.:
           10% Sr. Sub. Nts., 12/15/03                                                                345,000               353,625
           10% Sr. Sub. Nts., 9/30/05                                                                 400,000               411,000
           -------------------------------------------------------------------------------------------------------------------------
           Summit Communications Group, Inc., 10.50% Sr. Sub. Debs.,                                  850,000               947,750
           4/15/05
           -------------------------------------------------------------------------------------------------------------------------
           Univision Television Group, Inc., 11.75% Sr. Sub. Nts.,                                    700,000               754,250
           1/15/01                                                                                                 -----------------
                                                                                                                          5,426,600
------------------------------------------------------------------------------------------------------------------------------------
CABLE TELEVISION - 7.2%
           -------------------------------------------------------------------------------------------------------------------------
           American Telecasting, Inc., 0%/14.50% Sr. Disc. Nts., 6/15/04        (8)                 1,506,106             1,042,978
           -------------------------------------------------------------------------------------------------------------------------
           Australis Media Ltd., Units (each unit consists of $1,000        (8)(12)                 1,500,000             1,095,000
           principal amount of 0%/14% sr. sub. disc. nts., 5/15/03 and one warrant to purchase 57.721 ordinary shares)
           -------------------------------------------------------------------------------------------------------------------------
           Bell Cablemedia PLC, 0%/11.95% Sr. Disc. Nts., 7/15/04               (8)                 1,500,000             1,070,625
           -------------------------------------------------------------------------------------------------------------------------
           Cablevision Industries Corp., 9.25% Sr. Debs., Series B,                                   600,000               651,000
           4/1/08
           -------------------------------------------------------------------------------------------------------------------------
           Cablevision Systems Corp., 10.75% Sr. Sub. Debs., 4/1/04                                   500,000               531,250
           -------------------------------------------------------------------------------------------------------------------------
           Comcast UK Cable Partner Ltd., 0%/11.20% Sr. Disc.Debs.,             (8)                   350,000               206,500
           11/15/07
           -------------------------------------------------------------------------------------------------------------------------
           Continental Cablevision, Inc., 9.50% Sr. Debs., 8/1/13                                     300,000               319,500
           -------------------------------------------------------------------------------------------------------------------------
           Diamond Cable Communications PLC:
           0%/11.75% Sr. Disc. Nts., 12/15/05                                   (8)                   500,000               297,500
           0%/13.25% Sr. Disc. Nts., 9/30/04                                    (8)                   100,000                70,750
           -------------------------------------------------------------------------------------------------------------------------
           Fundy Cable Ltd., 11% Sr. Sec. Second Priority Nts., 11/15/05                              400,000               420,000
           -------------------------------------------------------------------------------------------------------------------------
           Helicon Group LP/Helicon Capital Corp., 9% Sr. Sec. Nts.,            (4)                   675,000               651,375
           Series B, 11/1/03
           -------------------------------------------------------------------------------------------------------------------------
           International CableTel, Inc.:
           0%/10.875% Sr. Deferred Coupon Nts., 10/15/03                        (8)                   100,000                71,750
           0%/12.75% Sr. Deferred Coupon Nts., 4/15/05                          (8)                   350,000               223,125
           -------------------------------------------------------------------------------------------------------------------------
           People's Choice TV Corp., 0%/13.125% Sr. Disc. Nts., 6/1/04          (8)                   350,000               202,125
           -------------------------------------------------------------------------------------------------------------------------
           Rogers Cablesystems Ltd., 10% Sr. Sec. Second Priority                                     900,000               960,750
           Debs., 12/1/07
           -------------------------------------------------------------------------------------------------------------------------
           TeleWest PLC, 0%/11% Sr. Disc. Debs., 10/1/07                        (8)                 1,000,000               606,250
           -------------------------------------------------------------------------------------------------------------------------
           TKR Cable I, Inc., 10.50% Sr. Debs., 10/30/07                                              300,000               353,034

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND

DECEMBER 31, 1995

                                                                                             PRINCIPAL               MARKET VALUE
CORPORATE BONDS AND NOTES (CONTINUED)                                                        AMOUNT(1)               (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
MEDIA (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
CABLE TELEVISION (CONTINUED)
           -------------------------------------------------------------------------------------------------------------------------
           United International Holdings, Inc., Zero Coupon Sr. Sec.            (3)        $        1,240,000      $        775,000
           Disc. Nts., 12.752%, 11/15/99
                                                                                                                   -----------------
                                                                                                                          9,548,512
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED MEDIA - 3.2%
           -------------------------------------------------------------------------------------------------------------------------
           Ackerley Communications, Inc., 10.75% Sr. Sec. Nts., Series                                750,000               802,500
           A, 10/1/03
           -------------------------------------------------------------------------------------------------------------------------
           Echostar Communications Corp., 0%/12.875% Sr. Disc. Nts.,            (8)                 1,000,000               675,000
           6/1/04
           -------------------------------------------------------------------------------------------------------------------------
           GSPI Corp., 10.15% First Mtg. Bonds, 6/24/10                         (5)                   479,871               578,845
           -------------------------------------------------------------------------------------------------------------------------
           Lamar Advertising Co., 11% Sr. Sec. Nts., 5/15/03                                          500,000               520,000
           -------------------------------------------------------------------------------------------------------------------------
           Outdoor Systems, Inc., 10.75% Sr. Nts., 8/15/03                                            300,000               292,500
           -------------------------------------------------------------------------------------------------------------------------
           Panamsat LP/Panamsat Capital Corp.:
           0%/11.375% Sr. Sub. Disc. Nts., 8/1/03                               (8)                 1,250,000             1,031,250
           9.75% Sr. Sec. Nts., 8/1/00                                                                350,000               371,875
                                                                                                                   -----------------
                                                                                                                          4,271,970
------------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT/FILM - 1.2%
           -------------------------------------------------------------------------------------------------------------------------
           Imax Corp., 7% Sr. Nts., 3/1/01                                     (13)                 1,600,000             1,576,000
------------------------------------------------------------------------------------------------------------------------------------
OTHER - 0.9%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.6%
           -------------------------------------------------------------------------------------------------------------------------
           MacAndrews & Forbes Group, Inc., 12.25% Sub. Nts., 7/1/96                                  750,000               757,500
------------------------------------------------------------------------------------------------------------------------------------
SERVICES - 0.3%
           -------------------------------------------------------------------------------------------------------------------------
           Protection One, Inc., 0%/13.625% Sr. Disc. Nts., 6/30/05             (8)                   500,000               405,000
------------------------------------------------------------------------------------------------------------------------------------
RETAIL - 2.6%
------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAILING - 0.9%
           -------------------------------------------------------------------------------------------------------------------------
           Eye Care Centers of America, Inc., 12% Sr. Nts., 10/1/03                                   630,000               589,050
           -------------------------------------------------------------------------------------------------------------------------
           Finlay Fine Jewelry Corp., 10.625% Sr. Nts., 5/1/03                                        300,000               294,000
           -------------------------------------------------------------------------------------------------------------------------
           United Stationers Supply Co., 12.75% Sr. Sub. Nts., 5/1/05                                 300,000               325,500
                                                                                                                   -----------------
                                                                                                                          1,208,550
------------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 1.7%
           -------------------------------------------------------------------------------------------------------------------------
           Grand Union Co., 12% Sr. Nts., 9/1/04                                                    1,500,000             1,305,000
           -------------------------------------------------------------------------------------------------------------------------
           Kash 'N Karry Food Stores, Inc., 11.50% Sr. Nts., 2/1/03             (9)                   533,800               519,491
           -------------------------------------------------------------------------------------------------------------------------
           Penn Traffic Co., 10.25% Sr. Nts., 2/15/02                                                 400,000               383,000
                                                                                                                   -----------------
                                                                                                                          2,207,491
------------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 2.6%
------------------------------------------------------------------------------------------------------------------------------------
AIR TRANSPORTATION - 0.9%
           -------------------------------------------------------------------------------------------------------------------------
           American International Group, Inc., 11.70% Unsec. Unsub.                 ITL           690,000,000               458,326
           Bonds, 12/4/01
           -------------------------------------------------------------------------------------------------------------------------
           Atlas Air, Inc., 12.25% Pass-Through Certificates, 12/1/02                                 750,000               768,750
                                                                                                                   -----------------
                                                                                                                          1,227,076
------------------------------------------------------------------------------------------------------------------------------------
RAILROADS - 1.1%
           -------------------------------------------------------------------------------------------------------------------------
           Transtar Holdings LP/Transtar Capital Corp., 0%/13.375% Sr.          (8)                 2,200,000             1,463,000
           Disc. Nts., Series B, 12/15/03
------------------------------------------------------------------------------------------------------------------------------------
SHIPPING - 0.6%
           -------------------------------------------------------------------------------------------------------------------------
           Trans Ocean Container Corp., 12.25% Sr. Sub. Nts., 7/1/04                                  750,000               783,750

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND

DECEMBER 31, 1995

                                                                                             PRINCIPAL               MARKET VALUE
CORPORATE BONDS AND NOTES (CONTINUED)                                                        AMOUNT(1)               (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES - 14.6%
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 2.5%
           -------------------------------------------------------------------------------------------------------------------------
           California Energy Co., 0%/10.25% Sr. Disc. Nts., 1/15/04             (8)        $        1,000,000        $      947,500
           -------------------------------------------------------------------------------------------------------------------------
           El Paso Electric Co.:
           10.75% Lease Obligation Bonds, 4/1/13                               (10)                   250,000               169,683
           9.375% Lease Obligation Bonds, 10/1/96                              (10)                   100,000                67,761
           -------------------------------------------------------------------------------------------------------------------------
           First PV Funding Corp., 10.15% Lease Obligation Bonds,                                     500,000               515,685
           Series 1986B, 1/15/16
           -------------------------------------------------------------------------------------------------------------------------
           First PV Funding Corp., 10.30% Lease Obligation Bonds,                                   1,000,000             1,021,561
           Series 1986A, 1/15/14
           -------------------------------------------------------------------------------------------------------------------------
           Subic Power Corp., 9.50% Sr. Sec. Nts., 12/28/08                                           672,413               642,155
                                                                                                                   -----------------
                                                                                                                          3,364,345
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 12.1%
           -------------------------------------------------------------------------------------------------------------------------
           A+ Network, Inc., 11.875% Sr. Sub. Nts., 11/1/05                                           750,000               759,375
           -------------------------------------------------------------------------------------------------------------------------
           Celcaribe SA, 0%/13.50% Sr. Sec. Nts., 3/15/04                   (5) (8)                 1,500,000             1,065,000
           -------------------------------------------------------------------------------------------------------------------------
           Cellular Communications International, Inc.:
           Units (each unit consists of $1,000 principal amount of zero        (12)                   200,000               126,000
           coupon sr. disc. nts., 8/15/00 and one warrant to purchase
           1.126 shares of common stock)
           Zero Coupon Sr. Disc. Nts., 12.844%, 8/15/00                         (3)                 2,250,000             1,355,625
           -------------------------------------------------------------------------------------------------------------------------
           Cellular, Inc., 0%/11.75% Sr. Sub. Disc. Nts., 9/1/03                (8)                 2,000,000             1,602,500
           -------------------------------------------------------------------------------------------------------------------------
           Cencall Communications Corp., 0%/10.125% Sr. Disc. Nts.,             (8)                 1,000,000               565,000
           1/15/04
           -------------------------------------------------------------------------------------------------------------------------
           Comcast Cellular Corp., Zero Coupon Nts., Series B, 7.889%,          (3)                   850,000               656,625
           3/5/00
           -------------------------------------------------------------------------------------------------------------------------
           Comunicacion Celular SA, Units (each unit consists of $1,000  (5)(8)(12)                   750,000               427,500
           principal 0%/13.125% sr. deferred coupon bond, 11/15/03 and one warrant to purchase 12,860 shares of common stock at
           $1.32 per 1,000 shares)
           -------------------------------------------------------------------------------------------------------------------------
           Geotek Communications, Inc., 0%/15% Sr. Sec. Disc. Nts.,             (8)                 1,750,000               796,250
           7/15/05
           -------------------------------------------------------------------------------------------------------------------------
           GST Telecommunications, Inc., Units (each unit consists of    (5)(8)(12)                 1,305,000               681,500
           eight 0%/13.875% sr. disc. nts., 12/15/05 and one 0%/13.875%
           cv. sr. sub. disc. nt., 12/15/05)
           -------------------------------------------------------------------------------------------------------------------------
           Horizon Cellular Telephone LP/Horizon Finance Corp.,                 (8)                 1,800,000             1,539,000
           0%/11.375% Sr. Sub. Disc. Nts., 10/1/00
           -------------------------------------------------------------------------------------------------------------------------
           In-Flight Phone Corp., 0%/14% Sr. Disc. Nts., 5/15/02                (8)                   950,000               318,250
           -------------------------------------------------------------------------------------------------------------------------
           IntelCom Group (USA), Inc., 0%/13.50% Sr. Disc. Nts., 9/15/05     (5)(8)                 1,800,000             1,039,500
           -------------------------------------------------------------------------------------------------------------------------
           MFS Communications, Inc., 0%/9.375% Sr. Disc. Nts., 1/15/04          (8)                 1,250,000             1,006,250
           -------------------------------------------------------------------------------------------------------------------------
           Nextel Communications, Inc., 0%/11.50% Sr. Disc. Nts., 9/1/03        (8)                 1,400,000               866,250
           -------------------------------------------------------------------------------------------------------------------------
           Omnipoint Corp., Units (each unit represents $1,000           (5)(9)(12)                   750,000               743,925
           principal amount of 10% cv. sub. nts., 11/29/00 and one
           warrant to purchase a share of common stock)
           -------------------------------------------------------------------------------------------------------------------------
           PriCellular Wireless Corp.:
           0%/12.25% Sr. Sub. Disc. Nts., 10/1/03                               (8)                   500,000               388,750
           0%/14% Sr. Sub. Disc. Nts., 11/15/01                                 (8)                 2,000,000             1,760,000

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND

DECEMBER 31, 1995

                                                                                             PRINCIPAL               MARKET VALUE
CORPORATE BONDS AND NOTES (CONTINUED)                                                        AMOUNT(1)               (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS (CONTINUED)
           -------------------------------------------------------------------------------------------------------------------------
           WinStar Communications, Inc., Units (each unit consists of    (5)(8)(12)        $          300,000        $      475,500
           two $1,000 principal amount of 0%/14% sr. disc.
           nts.,10/15/05 and one cv. sr. sub. disc. nts., 10/15/05)
                                                                                                                   -----------------
                                                                                                                         16,172,800
                                                                                                                   -----------------

           Total Corporate Bonds and Notes (Cost $84,569,662)                                                            87,849,449
                                                                                             SHARES
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 1.4%
------------------------------------------------------------------------------------------------------------------------------------
           American Telecasting, Inc.                                          (14)                     6,800                98,600
           -------------------------------------------------------------------------------------------------------------------------
           Berg Electronics Corp.                                               (5)                    46,220               277,320
           -------------------------------------------------------------------------------------------------------------------------
           Celcaribe SA                                                     (5)(14)                   203,250               241,868
           -------------------------------------------------------------------------------------------------------------------------
           ECM Fund, L.P.I.                                                     (7)                       150               150,000
           -------------------------------------------------------------------------------------------------------------------------
           EchoStar Communications Corp., Cl. A                                                         6,000               109,125
           -------------------------------------------------------------------------------------------------------------------------
           Equitable Bag, Inc.                                                 (14)                     3,723                 9,307
           -------------------------------------------------------------------------------------------------------------------------
           Gillett Holdings, Inc., Cl. 2                                    (7)(14)                    10,355               207,100
           -------------------------------------------------------------------------------------------------------------------------
           Grand Union Co.                                                     (14)                    26,511               198,832
           -------------------------------------------------------------------------------------------------------------------------
           Gulfstream Holding, Inc.                                                                        56                 --
           -------------------------------------------------------------------------------------------------------------------------
           Gulfstream Housing Corp.                                                                    27,850                 --
           -------------------------------------------------------------------------------------------------------------------------
           Kash 'N Karry Food Stores, Inc.                                     (14)                    11,292               296,415
           -------------------------------------------------------------------------------------------------------------------------
           Triangle Wire & Cable, Inc.                                          (7)                    21,111                21,111
           -------------------------------------------------------------------------------------------------------------------------
           United International Holdings, Inc., Cl. A                          (14)                     9,000               132,750
           -------------------------------------------------------------------------------------------------------------------------
           Walter Industries, Inc.                                             (14)                     4,837                63,486
                                                                                                                   -----------------

           Total Common Stocks (Cost $1,554,075)                                                                          1,805,914

------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 5.2%
------------------------------------------------------------------------------------------------------------------------------------
           BankAmerica Corp., 8.375%, Series K                                                         13,000               336,375
           -------------------------------------------------------------------------------------------------------------------------
           Berg Electronics Corp., $3.3438, Series E                             (9)                   14,035               392,980
           -------------------------------------------------------------------------------------------------------------------------
           Cablevision Systems Corp., 8.50% Cum. Cv., Series I                                         20,000               545,000
           -------------------------------------------------------------------------------------------------------------------------
           California Federal Bank, 10.625% Non-Cum., Series B                                          7,000               759,500
           -------------------------------------------------------------------------------------------------------------------------
           Fidelity Federal Bank, 12% Non-Cum. Exchangeable Perpetual                                  20,000               507,500
           Preferred Stock, Series A
           -------------------------------------------------------------------------------------------------------------------------
           First Nationwide Bank, 11.50% Non-Cum.                                                       8,500               955,188
           -------------------------------------------------------------------------------------------------------------------------
           Glendale Federal Bank, F.S.B., 8.75% Non-Cum. Cv., Series E                                 16,500               746,625
           -------------------------------------------------------------------------------------------------------------------------
           J. Ray McDermott, SA                                                                        10,965               195,999
           -------------------------------------------------------------------------------------------------------------------------
           K-III Communications Corp., $11.625 Exchangeable, Series B            (9)                    7,511               747,365
           -------------------------------------------------------------------------------------------------------------------------
           Kaiser Aluminum Corp., 8.255% Provisionally Redeemable                                       6,000                77,250
           Income Debt Exchangeable for Stock
           -------------------------------------------------------------------------------------------------------------------------
           Navistar International Corp., $6.00 Cv., Series G                                            2,500               135,625
           -------------------------------------------------------------------------------------------------------------------------
           Pantry Pride, Inc., $14.875 Exchangeable, Series B                                           2,000               207,000
           -------------------------------------------------------------------------------------------------------------------------
           Prime Retail, Inc., $19.00 Cv., Series B                                                    17,000               301,750
           -------------------------------------------------------------------------------------------------------------------------
           SDW Holdings Corp., Units (each unit consists of ten shares      (5)(12)                     3,750             1,087,500
           of sr. exchangeable preferred stock and one cl. B warrant to purchase one share of common stock)
                                                                                                                   -----------------

           Total Preferred Stocks (Cost $6,311,457)                                                                       6,995,657

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND

DECEMBER 31, 1995

                                                                                                                     MARKET VALUE
                                                                                             UNITS                   (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES - 0.6%
------------------------------------------------------------------------------------------------------------------------------------
           American Telecasting, Inc. Wts., Exp. 6/99                                                   6,000          $     36,000
           -------------------------------------------------------------------------------------------------------------------------
           Ames Department Stores, Inc.:
           Excess Cash Flow Payment Certificates, Series AG-7A                   (7)                   12,400                   124
           Litigation Trust                                                      (7)                   39,658                   397
           -------------------------------------------------------------------------------------------------------------------------
           Capital Gaming International, Inc. Wts., Exp. 2/99                                          21,112                   211
           -------------------------------------------------------------------------------------------------------------------------
           Casino America, Inc. Wts., Exp. 11/96                                                        1,631                   163
           -------------------------------------------------------------------------------------------------------------------------
           Cellular Communications International, Inc. Wts., Exp. 8/03                                  2,250                50,625
           -------------------------------------------------------------------------------------------------------------------------
           Digicon, Inc. Wts., Exp. 7/96                                                                1,566                    98
           -------------------------------------------------------------------------------------------------------------------------
           Eye Care Centers of America, Inc. Wts., Exp. 10/03                    (5)                      630                 3,150
           -------------------------------------------------------------------------------------------------------------------------
           Foamex LP/JPS Automotive Corp. Wts., Exp. 7/99                                                 500                 2,500
           -------------------------------------------------------------------------------------------------------------------------
           Gaylord Container Corp. Wts., Exp. 7/96                                                     26,410               198,075
           -------------------------------------------------------------------------------------------------------------------------
           Geotek Communications, Inc. Wts., Exp. 7/05                           (5)                   52,500               105,000
           -------------------------------------------------------------------------------------------------------------------------
           Icon Health & Fitness, Inc. Wts., Exp. 11/99                          (5)                      400                10,000
           -------------------------------------------------------------------------------------------------------------------------
           In-Flight Phone Corp. Wts., Exp. 8/02                                 (5)                      950                    --
           -------------------------------------------------------------------------------------------------------------------------
           IntelCom Group, Inc. Wts., Exp. 9/05                                  (5)                    5,940                23,760
           -------------------------------------------------------------------------------------------------------------------------
           Jewel Recovery LP, Participation Units of Limited Partners'
           Interest                                                                                     2,360                    --
           -------------------------------------------------------------------------------------------------------------------------
           People's Choice TV Corp. Wts., Exp. 6/00                                                       350                 3,500
           -------------------------------------------------------------------------------------------------------------------------
           Protection One, Inc.  Wts.:
           Exp. 11/03                                                                                  28,000               276,500
           Exp. 6/05                                                                                    1,600                 7,200
           -------------------------------------------------------------------------------------------------------------------------
           Southland Corp. Wts., Exp. 3/96                                                                400                   500
           -------------------------------------------------------------------------------------------------------------------------
           Terex Corp. Rts., Exp. 7/96                                           (5)                      744                    37
           -------------------------------------------------------------------------------------------------------------------------
           Trizec Corp. Wts., Exp. 7/99                                             CAD                 3,970                 4,134
           -------------------------------------------------------------------------------------------------------------------------
           UGI Corp. Wts., Exp. 3/98                                                                    6,000                   300
           -------------------------------------------------------------------------------------------------------------------------
           United International Securities Ltd. Wts., Exp. 11/99                                        1,440                41,130
                                                                                                                   ----------------

           Total Rights, Warrants and Certificates (Cost $308,096)                                                          763,404

                                                                         DATE       STRIKE   CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
PUT OPTIONS PURCHASED - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
           Morocco (Kingdom of) Loan Participation Agreement, Tranche    Jan.       $60.25              1,000                     1
           A, 6.594%, 1/1/09, Put Opt. (Cost $19,000)

                                                                                             PRINCIPAL
                                                                                             AMOUNT (1)
------------------------------------------------------------------------------------------------------------------------------------
STRUCTURED INSTRUMENTS - 0.9%
------------------------------------------------------------------------------------------------------------------------------------
           Goldman, Sachs & Co. Argentina Local Market Securities                (7)       $          782,608               765,000
           Trust, 11.30%, 4/1/00 (representing debt of Argentina
           (Republic of) Bonos del Tesoro Bonds,  Series 10, 5.742%,  4/1/00 and
           an interest rate swap between Goldman Sachs and the Trust)
           -------------------------------------------------------------------------------------------------------------------------
           Salomon Brothers, Inc., Zero Coupon Brazilian Credit Linked           (3)                  200,000               197,000
           Nts., 11.318%, 2/15/96 (indexed to the Nota Do Tesouro
           Nacional, Zero Coupon, 2/15/96)
           -------------------------------------------------------------------------------------------------------------------------
           United Mexican States, Linked Nts. (indexed to the greater            (5)                  300,000               305,475
           of Cetes Option Amount or USD LIBOR Option Amount, 11/27/96)
                                                                                                                    ----------------

           Total Structured Instruments (Cost $1,279,946)                                                                 1,267,475

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND

DECEMBER 31, 1995

                                                                                             PRINCIPAL               MARKET VALUE
                                                                                             AMOUNT (1)              (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 2.1%
------------------------------------------------------------------------------------------------------------------------------------
           Repurchase  agreement with PaineWebber,  Inc., 5.90%, dated 12/29/95, to be  repurchased  at $2,781,822 on 1/2/96,  collateralized  by U.S.
           Treasury Nts., 6.875%,  8/31/99,  with a value of $993,387,  and U.S.
           Treasury Bonds,  7.125%-7.625%,  11/15/22-2/15/23,  with a  value  of
           $1,871,730 (Cost $2,780,000)                                                       $     2,780,000          $  2,780,000
           -------------------------------------------------------------------------------------------------------------------------
           TOTAL INVESTMENTS, AT VALUE (COST $125,812,139)                                              98.6%           131,522,956
           -------------------------------------------------------------------------------------------------------------------------
           OTHER ASSETS NET OF LIABILITIES                                                                1.4             1,927,824
                                                                                            ------------------      ----------------
           NET ASSETS                                                                                  100.0%           133,450,780
                                                                                           ===================     =================

            1. Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:

           AUD - Australian Dollar                     ITL - Italian Lira
           CAD - Canadian Dollar                       JPY - Japanese Yen
           DEM - German Deutsche Mark                  NLG - Netherlands Guilder
           DKK - Danish Krone                          NOK - Norwegian Krone
           ESP - Spanish Peseta                        NZD - New Zealand Dollar
           FRF - French Franc                          PLZ - Polish Zloty
           GBP - British Pound Sterling                PTE - Portuguese Escudo
           HUF - Hungarian Forint                      SEK - Swedish Krona
           IDR - Indonesian Rupiah                     THB - Thai Baht
           IEP - Irish Punt
            2. Indexed instrument for which the principal amount and/or interest due at maturity is affected by the relative value of a foreign currency.
            3. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
            4. Represents the current interest rate for a variable rate security.
            5. Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $10,828,494 or 8.11% of the Fund's net assets, at December 31, 1995.
            6. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                                        Principal
                                                        Subject        Expiration     Exercise      Premium       Market Value
                                                        To Call        Date           Price         Received      See Note 1
           -------------------------------------------------------------------------------------------------------------------
           Bulgaria (Republic of) Interest Arrears
           Bonds, 6.75%, 7/28/11                        100,000        1/96           $45           $1,430        $1,390

            7. Identifies issues considered to be illiquid - See Note 7 of Notes to Financial Statements.
            8. Denotes a step bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.
            9. Interest or dividend is paid in kind.
           10. Non-income producing--issuer is in default of interest payment.
           11. Partial interest payment received.
           12. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.
           13. Represents the current interest rate for an increasing rate security.
           14. Non-income producing security.




           See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds - Oppenheimer Bond Fund

Statement of Investments
December 31, 1995

                                                                                        Principal                  Market Value
                                                                                        Amount(1)                   (Note 1)

------------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 1.9%
------------------------------------------------------------------------------------------------------------------------------------
      Citibank CD:
      19%, 1/19/96                                                       (2) IDR             2,853,750,000         $     1,248,126
      27.40%, 3/22/96                                                    (2) HUF               139,510,000               1,021,112
------------------------------------------------------------------------------------------------------------------------------------
      Indonesia (Republic of) Bank Negara CD, Zero Coupon,
      15.914%, 6/17/96                                                (2)(3) IDR             2,000,000,000                 805,011
------------------------------------------------------------------------------------------------------------------------------------
      Krungthai Thanakit CD, Zero Coupon, 11.533%, 2/29/96
                                                                      (2)(3) THB                25,000,000                 968,966
                                                                                                                   -----------------
      Total Certificates of Deposit (Cost $4,063,089)                                                                    4,043,215

------------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Obligations - 18.3%
------------------------------------------------------------------------------------------------------------------------------------
Government Agency - 11.5%
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/Sponsored - 7.7%
      ------------------------------------------------------------------------------------------------------------------------------
      Federal National Mortgage Assn.:
      7%, 11/1/25                                                                                1,888,319               1,903,653
      7%, 11/1/25                                                                                7,990,664               8,055,548
      Collateralized Mtg. Obligations, Gtd. Real Estate Mtg.
      Investment Conduit Pass-Through Certificates, 8.75%
      11/25/05                                                                                   3,000,000               3,262,500
      Gtd. Real Estate Mtg. Investment Conduit Pass-Through
      Certificates, 10.40%, 4/25/19                                                              2,000,000               2,193,120
      Interest-Only Stripped Mtg.-Backed Security, Trust 257, Cl.
      2, 11.79%, 2/1/24                                                      (4)                 2,638,404                 739,990
                                                                                                                   -----------------
                                                                                                                        16,154,811
------------------------------------------------------------------------------------------------------------------------------------
GNMA/Guaranteed - 3.8%
      ------------------------------------------------------------------------------------------------------------------------------
      Government National Mortgage Assn.:
      6%, 10/20/25                                                                               4,986,569               5,036,435
      6%, 10/20/24                                                                               2,939,612               3,009,429
                                                                                                                   -----------------
                                                                                                                         8,045,864
------------------------------------------------------------------------------------------------------------------------------------
Private - 6.8%
------------------------------------------------------------------------------------------------------------------------------------
Commercial - 3.1%
      ------------------------------------------------------------------------------------------------------------------------------
      FDIC Trust, Gtd. Real Estate Mtg. Investment Conduit Pass-
      Through Certificates, Series 1994-C1:
      Cl. 2-D, 8.70%, 9/25/25                                                (5)                 1,500,000               1,617,187
      Cl. 2-E, 8.70%, 9/25/25                                                (5)                 1,500,000               1,604,531
      ------------------------------------------------------------------------------------------------------------------------------
      Merrill Lynch Mortgage Investors, Inc., Mtg. Pass-Through
      Certificates, Series 1995-C2, Cl. C, 7.70%, 6/15/21                    (6)                   993,670               1,025,033
      ------------------------------------------------------------------------------------------------------------------------------
      Resolution Trust Corp., Commercial Mtg. Pass-Through
      Certificates:
      Series 1992-CHF, Cl. C, 8.25%, 12/25/20                                                    1,053,588               1,079,599
      Series 1992-CHF, Cl. E, 8.25%, 12/25/20                                                      931,256                 913,795
      Series 1994-C1, Cl. A, 7.25%, 6/25/26                                                        302,117                 301,740
                                                                                                                   -----------------
                                                                                                                         6,541,885
------------------------------------------------------------------------------------------------------------------------------------
Multi-Family - 3.7%
      ------------------------------------------------------------------------------------------------------------------------------
      Countrywide Funding Corp., Series 1993-12, Cl. Bl,                                         1,000,000                 942,500
      6.625%, 2/25/24

                                       15

Oppenheimer Variable Account Funds - Oppenheimer Bond Fund

December 31, 1995

                                                                                        Principal                  Market Value
Mortgage-Backed Obligations (Continued)                                                 Amount(1)                   (Note 1)

------------------------------------------------------------------------------------------------------------------------------------
Private (Continued)
------------------------------------------------------------------------------------------------------------------------------------
Multi-Family (Continued)
      ------------------------------------------------------------------------------------------------------------------------------
      Resolution Trust Corp., Commercial Mtg. Pass-Through
      Certificates:
      Series 1991-M5, Cl. A, 9%, 3/25/17                                                   $     2,295,071         $     2,429,907
      Series 1994-C1, Cl. C, 8%, 6/25/26                                                         1,500,000               1,603,594
      Series 1995-C1, Cl. D, 6.90%, 2/25/27                                                      3,000,000               2,865,000
                                                                                                                   -----------------
                                                                                                                         7,841,001
                                                                                                                   -----------------
      Total Mortgage-Backed Obligations (Cost $37,340,024)                                                              38,583,561

------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations - 40.3%
------------------------------------------------------------------------------------------------------------------------------------
Treasury - 40.3%
------------------------------------------------------------------------------------------------------------------------------------
      U.S. Treasury Bonds:
      6.875%, 8/15/25                                                                            8,000,000               9,027,495
      7.125%, 2/15/23                                                                            3,000,000               3,427,500
      8%, 11/15/21                                                                               5,000,000               6,259,375
      ------------------------------------------------------------------------------------------------------------------------------
      U.S. Treasury Nts.:
      6%, 12/31/97                                                                               3,000,000               3,047,811
      6.25%, 5/31/00                                                                            10,000,000              10,343,750
      6.375%, 6/30/97                                                                            1,000,000               1,017,187
      6.50%, 5/15/05-8/15/05                                                                    18,000,000              19,182,809
      6.875%, 3/31/00                                                                            5,000,000               5,289,065
      7.25%, 5/15/04-8/15/04                                                                     7,000,000               7,787,812
      7.375%, 11/15/97                                                                           2,000,000               2,076,250
      7.50%, 2/15/05                                                                             5,000,000               5,676,559
      7.75%, 12/31/99-1/31/00                                                                    6,000,000               6,519,374
      7.875%, 6/30/96-11/15/04                                                                   3,000,000               3,329,999
      9.25%, 8/15/98                                                                             2,000,000               2,193,124
                                                                                                                   -----------------
      Total U.S. Government Obligations (Cost $79,215,729)                                                              85,178,110

------------------------------------------------------------------------------------------------------------------------------------
Foreign Government Obligations - 13.9%
------------------------------------------------------------------------------------------------------------------------------------
      Australia (Commonwealth of) Bonds, 12.50%, 1/15/98                     AUD                   960,000                 782,889
      ------------------------------------------------------------------------------------------------------------------------------
      Canada (Government of) Bonds:
      7.75%, 9/1/99                                                          CAD                   347,000                 266,514
      Series A-76, 9%, 6/1/25                                                CAD                   321,000                 274,798
      ------------------------------------------------------------------------------------------------------------------------------
      Colombia (Republic of) 1989-1990 Integrated Loan Facility
      Bonds, 6.875%, 7/1/01                                               (6)(7)                 1,714,400               1,594,392
      ------------------------------------------------------------------------------------------------------------------------------
      Corporacion Andina de Fomento Sr. Unsec. Debs.:
      6.625%, 10/14/98                                                       (5)                 1,000,000                 999,375
      7.25%, 4/30/98                                                         (5)                 1,000,000                 998,125
      ------------------------------------------------------------------------------------------------------------------------------
      Denmark (Kingdom of) Bonds:
      7%, 11/10/24                                                           DKK                 6,300,000               1,014,039
      8%, 3/15/06                                                            DKK                 1,880,000                 357,728
      ------------------------------------------------------------------------------------------------------------------------------
      Financiera Energetica Nacional:
      Nts., 6.625%, 12/13/96                                                                     2,350,000               2,347,062
      SA Medium-Term Nts., 9%, 11/8/99                                                             400,000                 419,500
      ------------------------------------------------------------------------------------------------------------------------------
      France (Government of) Obligation Assimilable du Tresor
      Debs., 9.50%, 6/25/98                                                  FRF                 1,196,000                 267,600



Oppenheimer Variable Account Funds - Oppenheimer Bond Fund

December 31, 1995


                                                                                       Principal                  Market Value
Foreign Government Obligations (Continued)                                             Amount(1)                    (Note 1)

------------------------------------------------------------------------------------------------------------------------------------
      Germany (Republic of) Bonds:
      7.75%, 10/1/04                                                         DEM           $     5,350,000         $     4,106,853
      Series 94, 6.25%, 1/4/24                                               DEM                 2,900,000               1,887,370
      ------------------------------------------------------------------------------------------------------------------------------
      International Bank for Reconstruction and Development
      Bonds, 12.50%, 7/25/97                                                 NZD                 1,000,000                 696,248
      ------------------------------------------------------------------------------------------------------------------------------
      Italy (Republic of) Treasury Bonds, Buoni del Tesoro
      Poliennali, 10.50%, 4/1/00                                             ITL             4,515,000,000               2,872,821
      ------------------------------------------------------------------------------------------------------------------------------
      National Treasury Management Agency (Irish Government)
      Bonds, 8%, 10/18/00                                                    IEP                   405,000                 682,226
      ------------------------------------------------------------------------------------------------------------------------------
      New Zealand (Republic of) Bonds, 10%, 7/15/97                          NZD                 1,720,000               1,155,621
      ------------------------------------------------------------------------------------------------------------------------------
      Norwegian Government Bonds, 9.50%, 10/31/02                            NOK                11,340,000               2,124,639
      ------------------------------------------------------------------------------------------------------------------------------
      Poland (Republic of) Debs., 7.75%, 7/13/00                                                 1,500,000               1,530,000
      ------------------------------------------------------------------------------------------------------------------------------
      Portugal (Republic of) Gtd. Bonds, Obrigicion do tes Medio
      Prazo, 11.875%, 2/23/00                                                PTE                65,000,000                 468,838
      ------------------------------------------------------------------------------------------------------------------------------
      South Africa (Republic of) Debs., 9.625%, 12/15/99                                         1,000,000               1,082,500
      ------------------------------------------------------------------------------------------------------------------------------
      Spain (Kingdom of) Gtd. Bonds, Bonos y Obligacion del
      Estado, 12.25%, 3/25/00                                                ESP               156,000,000               1,405,755
      ------------------------------------------------------------------------------------------------------------------------------
      Sweden (Kingdom of) Bonds, Series 1028, 11%, 1/21/99                   SEK                 4,400,000                 714,422
      ------------------------------------------------------------------------------------------------------------------------------
      United Kingdom Treasury:
      Debs., 8.50%, 12/7/05                                                  GBP                   337,000                 562,305
      Nts., 10%, 2/26/01                                                     GBP                   310,000                 544,176
      ------------------------------------------------------------------------------------------------------------------------------
      Western Australia Treasury Corp. Gtd. Bonds, Series 98,
      12.50%, 4/1/98                                                         AUD                   200,000                 164,222
                                                                                                                   -----------------
      Total Foreign Government Obligations (Cost $28,915,289)                                                           29,320,018

------------------------------------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes - 0.9%
------------------------------------------------------------------------------------------------------------------------------------
      Pinole, California Redevelopment Agency Tax Allocation
      Taxable Bonds, Pinole Vista Redevelopment, Series B,
      8.35%, 8/1/17                                                                                670,000                 733,429
      ------------------------------------------------------------------------------------------------------------------------------
      Dade County, Florida Educational Facilities Authority:
      Exchangeable Revenue Bonds, University of Miami
      Prerefunded, MBIA Insured, 7.65%, 4/1/10                                                     175,000                 201,294
      Revenue Bonds, University of Miami, MBIA Insured, 7.65%
      4/1/10                                                                                       205,000                 230,154
      Taxable Exchange Revenue Bonds, University of Miami,
      MBIA Insured, 9.70%, 4/1/10                                                                  120,000                 134,724
      ------------------------------------------------------------------------------------------------------------------------------
      Port of Portland, Oregon Special Obligation Taxable
      Revenue Bonds, PAMCO Project, 9.20%, 5/15/22                                                 500,000                 546,886
                                                                                                                   -----------------
      Total Municipal Bonds and Notes (Cost $1,663,728)                                                                  1,846,487

------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes - 16.9%
------------------------------------------------------------------------------------------------------------------------------------
Basic Industry - 2.7%
------------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.2%
      ------------------------------------------------------------------------------------------------------------------------------
      Quantum Chemical Corp., 10.375% First Mtg. Nts., 6/1/03                                    2,100,000               2,389,670
------------------------------------------------------------------------------------------------------------------------------------
Paper - 1.5%
      ------------------------------------------------------------------------------------------------------------------------------
      Boise Cascade Corp., 9.90% Nts., 3/15/00                                                     750,000                 850,994
      ------------------------------------------------------------------------------------------------------------------------------
      Noranda Forest, Inc., 11% Debs., 7/15/98                               CAD                 1,000,000                 805,629



Oppenheimer Variable Account Funds - Oppenheimer Bond Fund

December 31, 1995


                                                                                        Principal                  Market Value
Corporate Bonds and Notes (Continued)                                                   Amount(1)                   (Note 1)

------------------------------------------------------------------------------------------------------------------------------------
Basic Industry (Continued)
------------------------------------------------------------------------------------------------------------------------------------
Chemicals (Continued)
      ------------------------------------------------------------------------------------------------------------------------------
      Scotia Pacific Holding Co., 7.95% Timber Collateralized
      Nts., 7/20/15                                                                        $     1,546,483         $     1,571,753
                                                                                                                   -----------------
                                                                                                                         3,228,376
------------------------------------------------------------------------------------------------------------------------------------
Consumer Related - 2.6%
------------------------------------------------------------------------------------------------------------------------------------
Food/Beverages/Tobacco - 0.8%
      ------------------------------------------------------------------------------------------------------------------------------
      Dr. Pepper/Seven-Up Cos., Inc., 0%/11.50% Sr. Sub. Disc.
      Nts., 11/1/02                                                          (8)                 1,315,000               1,239,388
      ------------------------------------------------------------------------------------------------------------------------------
      Philip Morris Cos., Inc., 8.875% Nts., 7/1/96                                                500,000                 507,702
                                                                                                                   -----------------
                                                                                                                         1,747,090
------------------------------------------------------------------------------------------------------------------------------------
Healthcare - 0.6%
      ------------------------------------------------------------------------------------------------------------------------------
      R.P. Scherer Corp., 6.75% Sr. Nts., 2/1/04                                                 1,250,000               1,189,530
------------------------------------------------------------------------------------------------------------------------------------
Hotel/Gaming - 0.2%
      ------------------------------------------------------------------------------------------------------------------------------
      Circus Circus Enterprises, Inc., 6.75% Nts., 7/15/03                                         375,000                 379,439
------------------------------------------------------------------------------------------------------------------------------------
Textile/Apparel - 0.5%
      ------------------------------------------------------------------------------------------------------------------------------
      Fruit of the Loom, Inc., 7% Debs., 3/15/11                                                 1,097,000               1,108,417
------------------------------------------------------------------------------------------------------------------------------------
Toys - 0.5%
      ------------------------------------------------------------------------------------------------------------------------------
      Mattel, Inc., 6.875% Sr. Nts., 8/1/97                                                      1,000,000               1,017,927
------------------------------------------------------------------------------------------------------------------------------------
Energy - 3.3%
------------------------------------------------------------------------------------------------------------------------------------
      BP America, Inc., 10.875% Nts., 8/1/01                                 CAD                   650,000                 551,957
      ------------------------------------------------------------------------------------------------------------------------------
      Coastal Corp.:
      11.75% Sr. Debs., 6/15/06                                                                  2,000,000               2,126,614
      9.75% Sr. Debs., 8/1/03                                                                      200,000                 238,950
      ------------------------------------------------------------------------------------------------------------------------------
      Enron Corp., 9.875% Debs., 6/15/03                                                           375,000                 457,052
      ------------------------------------------------------------------------------------------------------------------------------
      McDermott, Inc., 9.375% Nts., 3/15/02                                                        400,000                 454,472
      ------------------------------------------------------------------------------------------------------------------------------
      Mitchell Energy & Development Corp., 9.25% Sr. Nts.
      1/15/02                                                                                    1,000,000               1,146,689
      ------------------------------------------------------------------------------------------------------------------------------
      Sonat, Inc., 9.50% Nts., 8/15/99                                                             250,000                 278,659
      ------------------------------------------------------------------------------------------------------------------------------
      Southwest Gas Corp., 9.75% Debs., Series F, 6/15/02                                          500,000                 585,022
      ------------------------------------------------------------------------------------------------------------------------------
      Tenneco, Inc.:
      10% Debs., 3/15/08                                                                           400,000                 497,656
      7.875% Nts., 10/1/02                                                                         650,000                 709,766
                                                                                                                   -----------------
                                                                                                                         7,046,837
------------------------------------------------------------------------------------------------------------------------------------
Financial Services - 1.7%
------------------------------------------------------------------------------------------------------------------------------------
Banks & Thrifts - 1.0%
      ------------------------------------------------------------------------------------------------------------------------------
      Banco Ganadero SA, Zero Coupon Sr. Unsub. Unsec. Nts.
      9.931%, 6/15/96                                                     (3)(5)                  500,000                  479,040
      ------------------------------------------------------------------------------------------------------------------------------
      BankAmerica Corp., 7.50% Sr. Nts., 3/15/97                                                  100,000                  102,362
      ------------------------------------------------------------------------------------------------------------------------------
      Chemical New York Corp., 9.75% Sub. Capital Nts., 6/15/99                                   200,000                  224,742
      ------------------------------------------------------------------------------------------------------------------------------
      First Chicago Corp.:
      11.25% Sub. Nts., 2/20/01                                                                   750,000                  923,495
      9% Sub. Nts., 6/15/99                                                                       150,000                  165,177
      ------------------------------------------------------------------------------------------------------------------------------
      First Chicago NBD Bancorp, 7.25% Sub. Debs., 8/15/04                                        165,000                  176,247
      ------------------------------------------------------------------------------------------------------------------------------
      First Fidelity Bancorporation, 8.50% Sub. Capital Nts.,
      4/1/98                                                                                      100,000                  105,456
                                                                                                                   -----------------
                                                                                                                         2,176,519
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial - 0.7%
      ------------------------------------------------------------------------------------------------------------------------------
      American Car Line Co., 8.25% Equipment Trust
      Certificates, Series 1993-A, 4/15/08                                                         627,000                 659,134



Oppenheimer Variable Account Funds - Oppenheimer Bond Fund

December 31, 1995


                                                                                        Principal                  Market Value
Corporate Bonds and Notes (Continued)                                                   Amount(1)                   (Note 1)

------------------------------------------------------------------------------------------------------------------------------------
Financial Services (Continued)
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial (Continued)
      ------------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers Holdings, Inc., 8.375% Nts., 2/15/99                                 $       700,000         $       744,198
                                                                                                                   -----------------
                                                                                                                         1,403,332
------------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.9%
------------------------------------------------------------------------------------------------------------------------------------
Automotive - 0.9%
      ------------------------------------------------------------------------------------------------------------------------------
      Chrysler Corp., 10.95% Debs., 8/1/17                                                         800,000                 898,110
      ------------------------------------------------------------------------------------------------------------------------------
      General Motors Acceptance Corp.:
      5.50% Nts., 12/15/01                                                                         300,000                 289,647
      7.75% Nts., 4/15/97                                                                          700,000                 713,318
                                                                                                                   -----------------
                                                                                                                         1,901,075
------------------------------------------------------------------------------------------------------------------------------------
Media - 3.9%
------------------------------------------------------------------------------------------------------------------------------------
Cable Television - 2.2%
      ------------------------------------------------------------------------------------------------------------------------------
      Time Warner Entertainment LP/Time Warner, Inc., 8.375%
      Sr. Debs., 3/15/23                                                                         1,850,000               2,009,405
      ------------------------------------------------------------------------------------------------------------------------------
      TKR Cable I, Inc., 10.50% Sr. Debs., 10/30/07                                              2,200,000               2,588,914
                                                                                                                   -----------------
                                                                                                                         4,598,319
------------------------------------------------------------------------------------------------------------------------------------
Diversified Media - 1.3%
      ------------------------------------------------------------------------------------------------------------------------------
      GSPI Corp., 10.15% First Mtg. Bonds, 6/24/10                           (5)                 1,151,691               1,389,228
      ------------------------------------------------------------------------------------------------------------------------------
      News America Holdings, Inc.:
      10.125% Gtd. Sr. Debs., 10/15/12                                                             500,000                 608,130
      12% Sr. Nts., 12/15/01                                                                       500,000                 558,673
      ------------------------------------------------------------------------------------------------------------------------------
      Time Warner, Inc., 9.15% Debs., 2/1/23                                                       300,000                 342,093
                                                                                                                   -----------------
                                                                                                                         2,898,124
------------------------------------------------------------------------------------------------------------------------------------
Entertainment/Film - 0.4%
      ------------------------------------------------------------------------------------------------------------------------------
      Columbia Pictures Entertainment, Inc., 9.875% Sr. Sub.
      Nts., 2/1/98                                                                                 500,000                 541,242
      ------------------------------------------------------------------------------------------------------------------------------
      Eastman Kodak Co., 10% Nts., 6/15/01                                                         250,000                 254,730
                                                                                                                   -----------------
                                                                                                                           795,972
------------------------------------------------------------------------------------------------------------------------------------
Retail - 0.3%
------------------------------------------------------------------------------------------------------------------------------------
Drug Stores - 0.3%
      ------------------------------------------------------------------------------------------------------------------------------
      Hook-SupeRx, Inc., 10.125% Sr. Nts., 6/1/02                                                  600,000                 657,191
------------------------------------------------------------------------------------------------------------------------------------
Transportation - 0.2%
------------------------------------------------------------------------------------------------------------------------------------
Railroads - 0.2%
      ------------------------------------------------------------------------------------------------------------------------------
      Union Pacific Corp., 9.65% Medium-Term Nts., 4/17/00                                         400,000                 455,554
------------------------------------------------------------------------------------------------------------------------------------
Utilities - 1.3%
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.0%
      ------------------------------------------------------------------------------------------------------------------------------
      Commonwealth Edison Co., 6.50% Nts., 7/15/97                                                 775,000                 779,528
      ------------------------------------------------------------------------------------------------------------------------------
      Long Island Lighting Co., 7% Nts., 3/1/04                                                    150,000                 144,552
      ------------------------------------------------------------------------------------------------------------------------------
      New Zealand Electric Corp., 10% Debs., 6/15/9                          NZD                   650,000                 426,765
      ------------------------------------------------------------------------------------------------------------------------------
      Public Service Co. of Colorado, 8.75% First Mtg. Bonds,
      3/1/22                                                                                       750,000                 852,330
                                                                                                                   -----------------
                                                                                                                         2,203,175
------------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 0.3%
      ------------------------------------------------------------------------------------------------------------------------------
      GTE Corp., 9.375% Debs., 12/1/00                                                             500,000                 567,703
                                                                                                                   -----------------
      Total Corporate Bonds and Notes (Cost $34,673,470)                                                                35,764,250



Oppenheimer Variable Account Funds - Oppenheimer Bond Fund

December 31, 1995



                                                                                                                   Market Value
                                                                                          Shares                    (Note 1)

------------------------------------------------------------------------------------------------------------------------------------
Preferred Stocks - 0.5%
------------------------------------------------------------------------------------------------------------------------------------
      Atlantic Richfield Co., 9% Exchangeable Notes for Common
      Stock of Lyondell Petrochemical Co., 9/15/97                                         $        15,000         $       352,500
      ------------------------------------------------------------------------------------------------------------------------------
      BankAmerica Corp., 8.375%, Series K                                                           25,000                 646,875
                                                                                                                   -----------------
      Total Preferred Stocks (Cost $1,076,533)                                                                             999,375

                                                                                             Principal
                                                                                             Amount(1)
------------------------------------------------------------------------------------------------------------------------------------
Structured Instruments - 0.5%
------------------------------------------------------------------------------------------------------------------------------------
      Merrill Lynch & Co., Inc. Units, 9.75%, 6/15/99
      (representing debt of Chemical Banking Corp., sub. capital nts., and equity of Citicorp, 7.75% preferred, series 22) (Cost
      $1,100,540)                                                         (7)(9)           $     1,000,000               1,151,000

------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 4.0%
------------------------------------------------------------------------------------------------------------------------------------
      Repurchase agreement with First Chicago Capital Markets,
      5.90%, dated  12/29/95, to be repurchased at $8,505,572 on
      1/2/96, collateralized by U.S. Treasury Nts., 5.125%-8.75%,
      12/31/96-11/5/04, with a value of $4,613,862, U.S. Treasury
      Bonds, 6.25%-11.25%, 8/15/03-8/15/23, with a value of
      $2,796,111, and U.S. Treasury Bills maturing 11/14/96, with
      a value of $1,267,996 (Cost $8,500,000)                                                    8,500,000               8,500,000
------------------------------------------------------------------------------------------------------------------------------------
      Total Investments, at Value (Cost $196,548,402)                                                97.2%             205,386,016
------------------------------------------------------------------------------------------------------------------------------------
      Other Assets Net of Liabilities                                                                 2.8                5,845,754
                                                                                             --------------        -----------------
      Net Assets                                                                                    100.0%         $   211,231,770
                                                                                             ==============        =================


      1. Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:







      AUD - Australian Dollar             IDR - Indonesian Rupiah
      CAD - Canadian Dollar               IEP - Irish Punt
      DEM - German Deutsche Mark          ITL - Italian Lira
      DKK - Danish Krone                  NOK - Norwegian Krone
      ESP - Spanish Peseta                NZD - New Zealand Dollar
      FRF - French Franc                  PTE - Portuguese Escudo
      GBP - British Pound Sterling        SEK - Swedish Krona
      HUF - Hungarian Forint              THB -  Thai Baht
   2. Indexed instrument for which the principal amount and/or interest due at maturity is affected by the relative value of a foreign currency.
   3. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
   4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed-income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

Oppenheimer Variable Account Funds - Oppenheimer Bond Fund

December 31, 1995
--------------------------------------------------------------------------------
      5. Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $7,087,486 or 3.36% of the Fund's net assets, at December 31, 1995.
      6.  Represents the current interest rate  for a variable rate security.
      7. Identifies issues considered to be illiquid - See Note 7 of Notes to Financial Statements.
      8. Denotes a step bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.
      9. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.







      See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund

Statement of Investments
December 31, 1995

                                                                                        Principal                  Market Value
                                                                                          Amount                   (Note 1)

-----------------------------------------------------------------------------------------------------------------------------------
Convertible Corporate Bonds and Notes - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
      Danka Business Systems PLC, 6.75% Cv. Sub. Nts., 4/1/02                              $       800,000         $     1,122,000
      -----------------------------------------------------------------------------------------------------------------------------
      PerSeptive Biosystems, Inc., 8.25% Cv. Sub. Debs., 8/15/01         (1)                       850,000                 709,750
      -----------------------------------------------------------------------------------------------------------------------------
      Telxon Corp., 5.75% Cv. Debs., 1/1/03                              (1)                     1,500,000               1,627,500
                                                                                                                   ----------------
      Total Convertible Corporate Bonds and Notes (Cost $3,150,000)                                                      3,459,250

                                                                                        Shares
-----------------------------------------------------------------------------------------------------------------------------------
Common Stocks - 91.2%
-----------------------------------------------------------------------------------------------------------------------------------
Basic Materials - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.2%
      -----------------------------------------------------------------------------------------------------------------------------
      Visioneer, Inc.                                                    (2)                        27,300                 607,425
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals - 24.4%
-----------------------------------------------------------------------------------------------------------------------------------
Autos & Housing - 1.2%
      ITI Technologies, Inc.                                             (2)                        80,000               2,380,000
      -----------------------------------------------------------------------------------------------------------------------------
      NHP, Inc.                                                          (2)                       100,000               1,850,000
                                                                                                                   ----------------
                                                                                                                         4,230,000
-----------------------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment - 7.1%
      -----------------------------------------------------------------------------------------------------------------------------
      Apple South, Inc.                                                                            121,100               2,603,650
      -----------------------------------------------------------------------------------------------------------------------------
      Applebee's International, Inc.                                                                75,000               1,706,250
      -----------------------------------------------------------------------------------------------------------------------------
      CKE Restaurants, Inc.                                                                        190,000               3,040,000
      -----------------------------------------------------------------------------------------------------------------------------
      Consolidated Products, Inc.                                                                   44,000                 649,000
      -----------------------------------------------------------------------------------------------------------------------------
      Department 56, Inc.                                                (2)                        60,300               2,314,012
      -----------------------------------------------------------------------------------------------------------------------------
      La Quinta Inns, Inc.                                                                          85,000               2,326,875
      -----------------------------------------------------------------------------------------------------------------------------
      Landry's Seafood Restaurants, Inc.                                 (2)                       100,000               1,706,250
      -----------------------------------------------------------------------------------------------------------------------------
      Lone Star Steakhouse & Saloon                                      (2)                        50,000               1,918,750
      -----------------------------------------------------------------------------------------------------------------------------
      Morrow Snowboards, Inc.                                            (2)                        59,500                 966,875
      -----------------------------------------------------------------------------------------------------------------------------
      Play By Play Toys & Novelties, Inc.                                (2)                        63,800                 933,075
      -----------------------------------------------------------------------------------------------------------------------------
      Quality Dining, Inc.                                               (2)                        94,500               2,291,625
      -----------------------------------------------------------------------------------------------------------------------------
      Sonic Corp.                                                                                   95,000               1,805,000
      -----------------------------------------------------------------------------------------------------------------------------
      Studio Plus Hotels, Inc.                                           (2)                        37,500                 965,625
                                                                                                                   ----------------
                                                                                                                        23,226,987
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.8%
      -----------------------------------------------------------------------------------------------------------------------------
      SFX Broadcasting, Inc., Cl. A                                      (2)                        55,100               1,666,775
      -----------------------------------------------------------------------------------------------------------------------------
      Sinclair Broadcast Group, Inc., Cl. A                              (2)                        50,000                 862,500
                                                                                                                   ----------------
                                                                                                                         2,529,275
-----------------------------------------------------------------------------------------------------------------------------------
Retail:  General - 4.9%
      -----------------------------------------------------------------------------------------------------------------------------
      Donnkenny, Inc.                                                                              140,000               2,537,500
      -----------------------------------------------------------------------------------------------------------------------------
      Fila Holding SpA, ADR                                                                         58,000               2,639,000
      -----------------------------------------------------------------------------------------------------------------------------
      Marisa Christina, Inc.                                             (2)                        46,700                 793,900
      -----------------------------------------------------------------------------------------------------------------------------
      Nautica Enterprises, Inc.                                                                     52,500               2,296,875
      -----------------------------------------------------------------------------------------------------------------------------
      Tommy Hilfiger Corp.                                                                          71,700               3,038,287
      -----------------------------------------------------------------------------------------------------------------------------
      Warnaco Group, Inc. (The), Cl. A                                                              67,500               1,687,500
      -----------------------------------------------------------------------------------------------------------------------------
      Wolverine World Wide, Inc.                                                                    89,000               2,803,500
                                                                                                                   ----------------
                                                                                                                        15,796,562
-----------------------------------------------------------------------------------------------------------------------------------
Retail:  Specialty - 10.4%
      -----------------------------------------------------------------------------------------------------------------------------
      adidas AG, ADS                                                  (1)(2)                        24,000                 637,500
      -----------------------------------------------------------------------------------------------------------------------------
      Boise Cascade Office Products Corp.                                (2)                        50,000               2,137,500
      -----------------------------------------------------------------------------------------------------------------------------
      Copart, Inc.                                                       (2)                       103,100               2,706,375
      -----------------------------------------------------------------------------------------------------------------------------
      Corporate Express, Inc.                                                                       82,500               2,485,312





Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund

December 31, 1995

                                                                                                                   Market Value
                                                                                          Shares                   (Note 1)
Common Stocks (Continued)

-----------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
Retail:  Specialty (Continued)
      -----------------------------------------------------------------------------------------------------------------------------
      CUC International, Inc.                                                                       59,000         $     2,013,375
      -----------------------------------------------------------------------------------------------------------------------------
      Discount Auto Parts, Inc.                                          (2)                        60,000               1,867,500
      -----------------------------------------------------------------------------------------------------------------------------
      General Nutrition Cos., Inc.                                       (2)                       218,800               5,032,400
      -----------------------------------------------------------------------------------------------------------------------------
      Hollywood Entertainment Corp.                                                                 87,500                 732,812
      -----------------------------------------------------------------------------------------------------------------------------
      Men's Wearhouse, Inc.                                              (2)                       130,100               3,350,075
      -----------------------------------------------------------------------------------------------------------------------------
      Moovies, Inc.                                                      (2)                       137,200               1,852,200
      -----------------------------------------------------------------------------------------------------------------------------
      MSC Industrial Direct Co., Inc., Cl. A                             (2)                        35,000                 962,500
      -----------------------------------------------------------------------------------------------------------------------------
      Nike, Inc., Cl. B                                                                             22,000               1,531,750
      -----------------------------------------------------------------------------------------------------------------------------
      OfficeMax, Inc.                                                    (2)                        45,750               1,023,656
      -----------------------------------------------------------------------------------------------------------------------------
      Petco Animal Supplies, Inc.                                        (2)                        80,000               2,340,000
      -----------------------------------------------------------------------------------------------------------------------------
      Rocky Mountain Chocolate Factory, Inc.                             (2)                        35,000                 420,000
      -----------------------------------------------------------------------------------------------------------------------------
      Staples, Inc.                                                                                 67,500               1,645,312
      -----------------------------------------------------------------------------------------------------------------------------
      Viking Office Products, Inc.                                       (2)                        65,000               3,022,500
                                                                                                                   ----------------
                                                                                                                        33,760,767
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Non-Cyclicals - 21.3%
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.3%
      -----------------------------------------------------------------------------------------------------------------------------
      Boston Beer Co., Inc., Cl. A                                       (2)                         9,800                 232,750
      -----------------------------------------------------------------------------------------------------------------------------
      Canandaigua Wine Co., Inc., Cl. A                                  (2)                        20,000                 652,500
                                                                                                                   ----------------
                                                                                                                           885,250
-----------------------------------------------------------------------------------------------------------------------------------
Education - 0.2%
      -----------------------------------------------------------------------------------------------------------------------------
      National Education Corp.                                           (2)                        80,000                 650,000
-----------------------------------------------------------------------------------------------------------------------------------
Food - 1.1%
      -----------------------------------------------------------------------------------------------------------------------------
      Opta Food Ingredients, Inc.                                        (2)                        35,200                 453,200
      -----------------------------------------------------------------------------------------------------------------------------
      Safeway, Inc.                                                      (2)                        60,000               3,090,000
                                                                                                                   ----------------
                                                                                                                         3,543,200
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs - 5.0%
      -----------------------------------------------------------------------------------------------------------------------------
      Agouron Pharmaceuticals, Inc.                                      (2)                        40,000               1,310,000
      -----------------------------------------------------------------------------------------------------------------------------
      Bio-Vascular, Inc.                                                 (2)                        47,900                 562,825
      -----------------------------------------------------------------------------------------------------------------------------
      Dura Pharmaceuticals, Inc.                                         (2)                        75,000               2,606,250
      -----------------------------------------------------------------------------------------------------------------------------
      Elan Corp. PLC, ADR                                                (2)                        45,000               2,188,125
      -----------------------------------------------------------------------------------------------------------------------------
      Ethical Holdings PLC, Sponsored ADR                                (2)                        50,000                 450,000
      -----------------------------------------------------------------------------------------------------------------------------
      Gilead Sciences, Inc.                                              (2)                        49,300               1,577,600
      -----------------------------------------------------------------------------------------------------------------------------
      Martek Biosciences Corp.                                           (2)                        40,000               1,010,000
      -----------------------------------------------------------------------------------------------------------------------------
      Matrix Pharmaceutical, Inc.                                        (2)                        30,400                 570,000
      -----------------------------------------------------------------------------------------------------------------------------
      Northfield Laboratories, Inc.                                      (2)                        50,000                 943,750
      -----------------------------------------------------------------------------------------------------------------------------
      Protein Design Labs, Inc.                                                                      7,500                 173,437
      -----------------------------------------------------------------------------------------------------------------------------
      Watson Pharmaceuticals, Inc.                                       (2)                       100,000               4,900,000
                                                                                                                   ----------------
                                                                                                                        16,291,987
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services - 14.3%
      -----------------------------------------------------------------------------------------------------------------------------
      AHI Healthcare Systems, Inc.                                       (2)                       138,500                 796,375
      -----------------------------------------------------------------------------------------------------------------------------
      AmeriSource Health Corp., Cl. A                                    (2)                       115,500               3,811,500
      -----------------------------------------------------------------------------------------------------------------------------
      ARV Assisted Living, Inc.                                          (2)                       150,000               1,762,500
      -----------------------------------------------------------------------------------------------------------------------------
      Compdent Corp.                                                     (2)                        50,000               2,075,000
      -----------------------------------------------------------------------------------------------------------------------------
      Emeritus Corp.                                                     (2)                       100,000               1,162,500
      -----------------------------------------------------------------------------------------------------------------------------
      Guidant Corp.                                                                                 85,000               3,591,250
      -----------------------------------------------------------------------------------------------------------------------------
      Gulf South Medical Supply, Inc.                                                               73,400               2,220,350
      -----------------------------------------------------------------------------------------------------------------------------
      HealthCare COMPARE Corp.                                           (2)                        50,000               2,175,000
      -----------------------------------------------------------------------------------------------------------------------------
      HemaSure, Inc.                                                     (2)                        36,000                 459,000

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund

December 31, 1995


                                                                                                                   Market Value
                                                                                          Shares                   (Note 1)
Common Stocks (Continued)

-----------------------------------------------------------------------------------------------------------------------------------
Consumer Non-Cyclicals (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services (Continued)
      -----------------------------------------------------------------------------------------------------------------------------
      Horizon/CMS Healthcare Corp.                                       (2)                        63,700         $     1,608,425
      -----------------------------------------------------------------------------------------------------------------------------
      Lincare Holdings, Inc.                                             (2)                        59,200               1,480,000
      -----------------------------------------------------------------------------------------------------------------------------
      National Surgery Centers, Inc.                                     (2)                        14,500                 333,500
      -----------------------------------------------------------------------------------------------------------------------------
      Omnicare, Inc.                                                                                76,800               3,436,800
      -----------------------------------------------------------------------------------------------------------------------------
      OrNda Healthcorp                                                   (2)                       105,000               2,441,250
      -----------------------------------------------------------------------------------------------------------------------------
      Owen Healthcare, Inc.                                                                         63,000               1,740,375
      -----------------------------------------------------------------------------------------------------------------------------
      Pediatrix Medical Group, Inc.                                      (2)                       120,000               3,300,000
      -----------------------------------------------------------------------------------------------------------------------------
      PhyCor, Inc.                                                                                  65,000               3,286,562
      -----------------------------------------------------------------------------------------------------------------------------
      Physician Reliance Network, Inc.                                   (2)                        40,000               1,590,000
      -----------------------------------------------------------------------------------------------------------------------------
      Physicians Resource Group, Inc.                                    (2)                        75,000               1,490,625
      -----------------------------------------------------------------------------------------------------------------------------
      Quorum Health Group, Inc.                                          (2)                        56,000               1,232,000
      -----------------------------------------------------------------------------------------------------------------------------
      Renal Treatment Centers, Inc.                                      (2)                        50,000               2,200,000
      -----------------------------------------------------------------------------------------------------------------------------
      Total Renal Care Holdings, Inc.                                    (2)                        52,600               1,551,700
      -----------------------------------------------------------------------------------------------------------------------------
      U.S. Healthcare, Inc.                                                                         30,000               1,395,000
      -----------------------------------------------------------------------------------------------------------------------------
      United Dental Care, Inc.                                           (2)                        30,000               1,237,500
                                                                                                                   ----------------
                                                                                                                        46,377,212
-----------------------------------------------------------------------------------------------------------------------------------
Household Goods - 0.4%
      -----------------------------------------------------------------------------------------------------------------------------
      Ultralife Batteries, Inc.                                          (2)                        60,000               1,440,000
-----------------------------------------------------------------------------------------------------------------------------------
Energy - 3.4%
-----------------------------------------------------------------------------------------------------------------------------------
Energy Services & Producers - 2.9%
      -----------------------------------------------------------------------------------------------------------------------------
      Core Laboratories NV                                               (2)                        50,300                 603,600
      -----------------------------------------------------------------------------------------------------------------------------
      Cross Timbers Oil Co.                                                                         30,800                 542,850
      -----------------------------------------------------------------------------------------------------------------------------
      Diamond Offshore Drilling, Inc.                                    (2)                        56,900               1,920,375
      -----------------------------------------------------------------------------------------------------------------------------
      Energy Ventures, Inc.                                              (2)                        75,200               1,898,800
      -----------------------------------------------------------------------------------------------------------------------------
      Nabors Industries, Inc.                                            (2)                       150,000               1,668,750
      -----------------------------------------------------------------------------------------------------------------------------
      Newfield Exploration Co.                                           (2)                        20,000                 540,000
      -----------------------------------------------------------------------------------------------------------------------------
      NUMAR Corp.                                                        (2)                        36,000                 400,500
      -----------------------------------------------------------------------------------------------------------------------------
      Stone Energy Corp.                                                 (2)                        35,000                 538,125
      -----------------------------------------------------------------------------------------------------------------------------
      Weatherford Enterra, Inc.                                          (2)                        50,000               1,443,750
                                                                                                                   ----------------
                                                                                                                         9,556,750
-----------------------------------------------------------------------------------------------------------------------------------
Oil-Integrated - 0.5%
      -----------------------------------------------------------------------------------------------------------------------------
      Valero Energy Corp.                                                                           60,000               1,470,000
-----------------------------------------------------------------------------------------------------------------------------------
Financial - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial - 0.5%
      -----------------------------------------------------------------------------------------------------------------------------
      Advanta Corp., Cl. B                                                                          40,000               1,455,000
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.5%
      -----------------------------------------------------------------------------------------------------------------------------
      Berkley (W.R.) Corp.                                                                          40,000               2,150,000
      -----------------------------------------------------------------------------------------------------------------------------
      CapMAC Holdings, Inc.                                              (2)                        70,600               1,773,825
      -----------------------------------------------------------------------------------------------------------------------------
      First Commonwealth, Inc.                                           (2)                        18,000                 468,000
      -----------------------------------------------------------------------------------------------------------------------------
      Prudential Reinsurance Holdings, Inc.                                                         24,900                 582,037
                                                                                                                   ----------------
                                                                                                                         4,973,862
-----------------------------------------------------------------------------------------------------------------------------------
Industrial - 10.6%
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Materials - 0.5%
      -----------------------------------------------------------------------------------------------------------------------------
      Kennametal, Inc.                                                                              52,000               1,651,000
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Services - 8.3%
      -----------------------------------------------------------------------------------------------------------------------------
      CIBER, Inc.                                                        (2)                        73,500               1,718,062
      -----------------------------------------------------------------------------------------------------------------------------
      CKS Group, Inc.                                                    (2)                        11,600                 452,400
      -----------------------------------------------------------------------------------------------------------------------------
      Computer Horizons Corp.                                                                       60,000               2,280,000



Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund

December 31, 1995


                                                                                                                   Market Value
                                                                                          Shares                   (Note 1)
Common Stocks (Continued)

-----------------------------------------------------------------------------------------------------------------------------------
Industrial (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Services (Continued)
      -----------------------------------------------------------------------------------------------------------------------------
      CORT Business Services Corp.                                       (2)                        93,800         $     1,547,700
      -----------------------------------------------------------------------------------------------------------------------------
      Danka Business System PLC, Sponsored ADR                                                      70,000               2,590,000
      -----------------------------------------------------------------------------------------------------------------------------
      DST Systems, Inc.                                                  (2)                        83,500               2,379,750
      -----------------------------------------------------------------------------------------------------------------------------
      Kent Electronics Corp.                                                                        33,300               1,943,888
      -----------------------------------------------------------------------------------------------------------------------------
      META Group, Inc.                                                   (2)                        40,000               1,225,000
      -----------------------------------------------------------------------------------------------------------------------------
      PMT Services, Inc.                                                 (2)                        58,000               1,754,500
      -----------------------------------------------------------------------------------------------------------------------------
      Sitel Corp.                                                        (2)                        59,300               1,816,063
      -----------------------------------------------------------------------------------------------------------------------------
      Stewart Enterprises, Inc.                                                                     50,000               1,850,000
      -----------------------------------------------------------------------------------------------------------------------------
      Transaction Network Services, Inc.                                 (2)                        60,000               1,500,000
      -----------------------------------------------------------------------------------------------------------------------------
      Transaction Systems Architects, Inc., Cl. A                        (2)                        60,000               2,025,000
      -----------------------------------------------------------------------------------------------------------------------------
      United Waste Systems, Inc.                                         (2)                        30,000               1,117,500
      -----------------------------------------------------------------------------------------------------------------------------
      USA Waste Services, Inc.                                           (2)                       151,300               2,855,788
                                                                                                                   ----------------
                                                                                                                        27,055,651
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 1.0%
      -----------------------------------------------------------------------------------------------------------------------------
      American Standard Cos., Inc.                                       (2)                        50,000               1,400,000
      -----------------------------------------------------------------------------------------------------------------------------
      Cincinnati Milacron, Inc.                                                                     30,000                 787,500
      -----------------------------------------------------------------------------------------------------------------------------
      Harnischfeger Industries, Inc.                                                                30,000                 997,500
                                                                                                                   ----------------
                                                                                                                         3,185,000
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - 0.8%
      -----------------------------------------------------------------------------------------------------------------------------
      Airborne Freight Corp.                                                                       100,000               2,662,500
-----------------------------------------------------------------------------------------------------------------------------------
Technology - 29.3%
-----------------------------------------------------------------------------------------------------------------------------------
Computer Hardware - 4.5%
      -----------------------------------------------------------------------------------------------------------------------------
      Adaptec, Inc.                                                      (2)                        50,300               2,062,300
      -----------------------------------------------------------------------------------------------------------------------------
      Cisco Systems, Inc.                                                (2)                        55,000               4,104,375
      -----------------------------------------------------------------------------------------------------------------------------
      Citrix Systems, Inc.                                               (2)                        15,500                 503,750
      -----------------------------------------------------------------------------------------------------------------------------
      Data Translation, Inc.                                                                       117,000               1,901,250
      -----------------------------------------------------------------------------------------------------------------------------
      In Focus Systems, Inc.                                             (2)                        70,000               2,528,750
      -----------------------------------------------------------------------------------------------------------------------------
      Lexmark International Group, Inc., Cl. A                           (2)                        73,400               1,339,550
      -----------------------------------------------------------------------------------------------------------------------------
      Network Appliance, Inc.                                            (2)                        13,200                 529,650
      -----------------------------------------------------------------------------------------------------------------------------
      Sun Microsystems, Inc.                                             (2)                        40,000               1,825,000
                                                                                                                   ----------------
                                                                                                                        14,794,625
-----------------------------------------------------------------------------------------------------------------------------------
Computer Software - 12.4%
      -----------------------------------------------------------------------------------------------------------------------------
      7th Level, Inc.                                                    (2)                        40,000                 560,000
      -----------------------------------------------------------------------------------------------------------------------------
      Adept Technology, Inc.                                             (2)                       112,700               1,183,350
      -----------------------------------------------------------------------------------------------------------------------------
      AMISYS Managed Care Systems, Inc.                                                             18,700                 355,300
      -----------------------------------------------------------------------------------------------------------------------------
      Arbor Software Corp.                                               (2)                        13,500                 637,875
      -----------------------------------------------------------------------------------------------------------------------------
      Cheyenne Software, Inc.                                            (2)                       110,000               2,873,750
      -----------------------------------------------------------------------------------------------------------------------------
      Computervision Corp.                                               (2)                       190,500               2,928,938
      -----------------------------------------------------------------------------------------------------------------------------
      Computron Software, Inc.                                           (2)                        50,000                 900,000
      -----------------------------------------------------------------------------------------------------------------------------
      Enterprise Systems, Inc.                                           (2)                        34,100               1,040,050
      -----------------------------------------------------------------------------------------------------------------------------
      First Data Corp.                                                                              58,788               3,931,448
      -----------------------------------------------------------------------------------------------------------------------------
      GT Interactive Software Corp.                                      (2)                        25,000                 350,000
      -----------------------------------------------------------------------------------------------------------------------------
      HBO & Co.                                                                                     40,000               3,065,000
      -----------------------------------------------------------------------------------------------------------------------------
      IDX Systems Corp.                                                  (2)                        11,200                 389,200
      -----------------------------------------------------------------------------------------------------------------------------
      IMNET Systems, Inc.                                                (2)                        48,000               1,152,000
      -----------------------------------------------------------------------------------------------------------------------------
      Inference Corp., Cl. A                                             (2)                        25,000                 475,000
      -----------------------------------------------------------------------------------------------------------------------------
      Informix Corp.                                                     (2)                        85,000               2,550,000
      -----------------------------------------------------------------------------------------------------------------------------
      Legato Systems, Inc.                                               (2)                        40,000               1,240,000



Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund

December 31, 1995


                                                                                                                   Market Value
                                                                                          Shares                   (Note 1)
Common Stocks (Continued)

-----------------------------------------------------------------------------------------------------------------------------------
Technology (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
Computer Software (Continued)
      -----------------------------------------------------------------------------------------------------------------------------
      Mecon, Inc.                                                        (2)                       110,000         $     1,746,250
      -----------------------------------------------------------------------------------------------------------------------------
      MetaTools, Inc.                                                    (2)                        15,000                 390,000
      -----------------------------------------------------------------------------------------------------------------------------
      NetManage, Inc.                                                                               60,000               1,395,000
      -----------------------------------------------------------------------------------------------------------------------------
      Network General Corp.                                              (2)                        35,000               1,168,125
      -----------------------------------------------------------------------------------------------------------------------------
      Novadigm, Inc.                                                     (2)                        39,100               1,109,463
      -----------------------------------------------------------------------------------------------------------------------------
      Open Environment Corp.                                             (2)                        72,500                 996,875
      -----------------------------------------------------------------------------------------------------------------------------
      Oracle Corp.                                                       (2)                        80,000               3,390,000
      -----------------------------------------------------------------------------------------------------------------------------
      Pinnacle Systems, Inc.                                             (2)                        39,800                 985,050
      -----------------------------------------------------------------------------------------------------------------------------
      Project Software & Development, Inc.                                                          64,500               2,249,438
      -----------------------------------------------------------------------------------------------------------------------------
      Spacetec IMC Corp.                                                 (2)                        30,000                 352,500
      -----------------------------------------------------------------------------------------------------------------------------
      SQA, Inc.                                                          (2)                        12,500                 240,625
      -----------------------------------------------------------------------------------------------------------------------------
      Summit Medical Systems, Inc.                                       (2)                        55,000               1,182,500
      -----------------------------------------------------------------------------------------------------------------------------
      Sync Research, Inc.                                                (2)                        30,800               1,393,700
                                                                                                                   ----------------
                                                                                                                        40,231,437
-----------------------------------------------------------------------------------------------------------------------------------
Electronics - 0.9%
      -----------------------------------------------------------------------------------------------------------------------------
      Photon Dynamics, Inc.                                              (2)                        78,500                 628,000
      -----------------------------------------------------------------------------------------------------------------------------
      SDL, Inc.                                                          (2)                        95,000               2,280,000
                                                                                                                   ----------------
                                                                                                                         2,908,000
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications-Technology - 11.5%
      -----------------------------------------------------------------------------------------------------------------------------
      ADC Telecommunications, Inc.                                                                  60,000               2,190,000
      -----------------------------------------------------------------------------------------------------------------------------
      Allen Group, Inc.                                                                             60,000               1,342,500
      -----------------------------------------------------------------------------------------------------------------------------
      Arch Communications Group, Inc.                                    (2)                       140,000               3,360,000
      -----------------------------------------------------------------------------------------------------------------------------
      Comverse Technology, Inc.                                          (2)                        60,000               1,200,000
      -----------------------------------------------------------------------------------------------------------------------------
      Davox Corp.                                                        (2)                        80,000                 950,000
      -----------------------------------------------------------------------------------------------------------------------------
      DSC Communications Corp.                                           (2)                        75,000               2,765,625
      -----------------------------------------------------------------------------------------------------------------------------
      Glenayre Technologies, Inc.                                                                   31,750               1,976,438
      -----------------------------------------------------------------------------------------------------------------------------
      Inter-Tel, Inc.                                                    (2)                        56,300                 865,613
      -----------------------------------------------------------------------------------------------------------------------------
      L.M. Ericsson Telephone Co., Cl. B, ADR                                                       90,000               1,755,000
      -----------------------------------------------------------------------------------------------------------------------------
      LCI International, Inc.                                            (2)                       132,600               2,718,300
      -----------------------------------------------------------------------------------------------------------------------------
      Metrocall, Inc.                                                    (2)                        34,200                 654,075
      -----------------------------------------------------------------------------------------------------------------------------
      MobileMedia Corp., Cl. A                                           (2)                       125,000               2,781,250
      -----------------------------------------------------------------------------------------------------------------------------
      Pairgain Technologies, Inc.                                        (2)                        40,000               2,190,000
      -----------------------------------------------------------------------------------------------------------------------------
      Periphonics Corp.                                                  (2)                        85,400               2,369,850
      -----------------------------------------------------------------------------------------------------------------------------
      ProNet, Inc.                                                       (2)                       100,000               2,950,000
      -----------------------------------------------------------------------------------------------------------------------------
      Tellabs, Inc.                                                                                 55,000               2,035,000
      -----------------------------------------------------------------------------------------------------------------------------
      Teltrend, Inc.                                                     (2)                        65,000               3,038,750
      -----------------------------------------------------------------------------------------------------------------------------
      VTEL Corp.                                                         (2)                       105,500               1,951,750
      -----------------------------------------------------------------------------------------------------------------------------
      Westell Technologies, Inc., Cl. A                                  (2)                        14,000                 351,750
                                                                                                                   ----------------
                                                                                                                        37,445,901
                                                                                                                   ----------------
      Total Common Stocks (Cost $234,017,201)                                                                          296,728,391




Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund

Statement of Investments (Continued)
December 31, 1995



                                                                                                                   Market Value
                                                                                         Units                     (Note 1)

-----------------------------------------------------------------------------------------------------------------------------------
Rights, Warrants and Certificates - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
      Jan Bell Marketing, Inc. Wts., Exp. 12/98                                                        532         $           266
      Tapistron International, Inc. Wts., Exp. 6/97                                                120,000                   7,500
      -----------------------------------------------------------------------------------------------------------------------------
      Windmere Corp. Wts., Exp. 1/98                                                                   381                     --
                                                                                                                   ----------------

      Total Rights, Warrants and Certificates (Cost $52,860)                                                                 7,766


                                                                                        Principal
                                                                                          Amount
-----------------------------------------------------------------------------------------------------------------------------------

Repurchase Agreement - 10.9%
      Repurchase agreement with First Chicago Capital Markets,
      5.90%, dated  12/29/95, to be repurchased at $35,623,338
      on 1/2/96, collateralized by U.S. Treasury Nts., 5.125%-8.75%,
      12/31/96-11/5/04, with a value of $19,323,938, U.S. Treasury
      Bonds, 6.25%-11.25%, 8/15/03-8/15/23, with a  value of
      $11,710,771, and U.S. Treasury Bills maturing 11/14/96,
      with a value of $5,310,666 (Cost $35,600,000)                                        $    35,600,000              35,600,000
-----------------------------------------------------------------------------------------------------------------------------------
      Total Investments, at Value (Cost $272,820,061)                                                103.2%            335,795,407
-----------------------------------------------------------------------------------------------------------------------------------
      Liabilities in Excess of Other Assets                                                           (3.2)            (10,391,316)
                                                                                           -----------------       ----------------
      Net Assets                                                                                     100.0%        $   325,404,091
                                                                                           =================       ================


      1. Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,974,750 or 0.91% of the Fund's net assets, at December 31, 1995.
      2. Non-income producing security.




      See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds - Oppenheimer Growth Fund

Statement of Investments
December 31, 1995

                                                                                     Market Value
                                                                    Shares           (Note 1)

---------------------------------------------------------------------------------------------------
Common Stocks - 80.1%
---------------------------------------------------------------------------------------------------
Basic Materials - 6.3%
---------------------------------------------------------------------------------------------------
Chemicals - 4.5%
      ---------------------------------------------------------------------------------------------
      FMC Corp.                                          (1)            4,000       $   270,500
      ---------------------------------------------------------------------------------------------
      Georgia Gulf Corp.                                               19,000           584,250
      ---------------------------------------------------------------------------------------------
      IMC Global, Inc.                                                 16,000           654,000
      ---------------------------------------------------------------------------------------------
      Morton International, Inc.                                       29,000         1,040,375
      ---------------------------------------------------------------------------------------------
      PPG Industries, Inc.                                             18,000           823,500
      ---------------------------------------------------------------------------------------------
      Sterling Chemicals, Inc.                           (1)           80,600           654,875
      ---------------------------------------------------------------------------------------------
      Terra Industries, Inc.                                           46,000           649,750
      ---------------------------------------------------------------------------------------------
      Union Carbide Corp.                                              17,000           637,500
                                                                                   ----------------
                                                                                       5,314,750
---------------------------------------------------------------------------------------------------

Metals - 0.3%
      ---------------------------------------------------------------------------------------------
      Reynolds Metals Co.                                               7,000           396,375
---------------------------------------------------------------------------------------------------
Paper - 1.5%
      ---------------------------------------------------------------------------------------------
      Boise Cascade Corp.                                              17,000           588,625
      ---------------------------------------------------------------------------------------------
      Bowater, Inc.                                                     5,000           177,500
      ---------------------------------------------------------------------------------------------
      Federal Paper Board Co.                                           7,000           363,125
      ---------------------------------------------------------------------------------------------
      Willamette Industries, Inc.                                      11,000           618,750
                                                                                   ----------------
                                                                                      1,748,000
---------------------------------------------------------------------------------------------------
Consumer Cyclicals - 10.7%
      ---------------------------------------------------------------------------------------------
Autos & Housing - 1.4%
      ---------------------------------------------------------------------------------------------
      Pulte Corp.                                                      17,000           571,625
      ---------------------------------------------------------------------------------------------

      Toll Brothers, Inc.                                (1)           46,000         1,058,000
                                                                                   ----------------
                                                                                      1,629,625
---------------------------------------------------------------------------------------------------

Leisure & Entertainment - 3.3%
      ---------------------------------------------------------------------------------------------
      Applebee's International, Inc.                                   18,000           409,500
      ---------------------------------------------------------------------------------------------
      Callaway Golf Co.                                                25,000           565,625
      ---------------------------------------------------------------------------------------------
      ITT Corp. (New)                                                   5,000           265,000
      ---------------------------------------------------------------------------------------------
      McDonald's Corp.                                                 11,000           496,375
      ---------------------------------------------------------------------------------------------
      Walt Disney Co.                                                  25,000         1,475,000
      ---------------------------------------------------------------------------------------------

      Wendy's International, Inc.                                      33,800           718,250
                                                                                   ----------------
                                                                                      3,929,750
---------------------------------------------------------------------------------------------------
Media - 0.2%
      ---------------------------------------------------------------------------------------------
      Viacom, Inc., Cl. B                                (1)            3,667           173,724
---------------------------------------------------------------------------------------------------
Retail:  General - 3.2%
      ---------------------------------------------------------------------------------------------
      Jones Apparel Group, Inc.                          (1)           17,100           673,312
      ---------------------------------------------------------------------------------------------
      May Department Stores Co.                                         6,000           253,500
      ---------------------------------------------------------------------------------------------
      Nautica Enterprises, Inc.                                        10,200           446,250
      ---------------------------------------------------------------------------------------------
      Tommy Hilfiger Corp.                                             22,500           953,437
      ---------------------------------------------------------------------------------------------
      Wal-Mart Stores, Inc.                                            26,000           581,750
      ---------------------------------------------------------------------------------------------
      Warnaco Group, Inc. (The), Cl. A                                 33,000           825,000
                                                                                   ----------------
                                                                                      3,733,249
---------------------------------------------------------------------------------------------------
Retail:  Specialty - 2.6%
      ---------------------------------------------------------------------------------------------
      Bed Bath & Beyond, Inc.                            (1)            9,000           349,312
      ---------------------------------------------------------------------------------------------
      Gap, Inc. (The)                                                  10,000           420,000
      ---------------------------------------------------------------------------------------------
      General Nutrition Cos., Inc.                       (1)           40,000           920,000
      ---------------------------------------------------------------------------------------------
      Home Depot, Inc.                                                 24,000         1,149,000
      ---------------------------------------------------------------------------------------------
      OfficeMax, Inc.                                    (1)            8,000           179,000
                                                                                   ----------------
                                                                                      3,017,312

Oppenheimer Variable Account Funds - Oppenheimer Growth Fund
Statement of Investments (Continued)
December 31, 1995


                                                                                     Market Value
Common Stocks (Continued)                                             Shares           (Note 1)

---------------------------------------------------------------------------------------------------
Consumer Non-Cyclicals - 17.6%
---------------------------------------------------------------------------------------------------
Beverages - 1.4%
      ---------------------------------------------------------------------------------------------
      Boston Beer Co., Inc., Cl. A                      (1)             6,600       $   156,750
      ---------------------------------------------------------------------------------------------
      Coca-Cola Co. (The)                                              10,000           742,500
      ---------------------------------------------------------------------------------------------
      PepsiCo, Inc.                                                    10,000           558,750
      ---------------------------------------------------------------------------------------------
      Whitman Corp.                                                     8,000           186,000
                                                                                   ----------------
                                                                                      1,644,000
---------------------------------------------------------------------------------------------------
Food - 3.1%
      ---------------------------------------------------------------------------------------------
      ConAgra, Inc.                                                     4,000           165,000
      ---------------------------------------------------------------------------------------------
      H.J. Heinz Co.                                                   15,000           496,875
      ---------------------------------------------------------------------------------------------
      IBP, Inc.                                                        20,000         1,010,000
      ---------------------------------------------------------------------------------------------
      Kroger Co.                                          (1)          14,000           525,000
      ---------------------------------------------------------------------------------------------
      Safeway, Inc.                                       (1)          16,000           824,000
      ---------------------------------------------------------------------------------------------
      Smithfield Foods, Inc.                              (1)          21,000           666,750
                                                                                   ----------------
                                                                                      3,687,625
---------------------------------------------------------------------------------------------------
Healthcare/Drugs - 5.6%
      ---------------------------------------------------------------------------------------------
      Abbott Laboratories                                              27,000         1,127,250
      ---------------------------------------------------------------------------------------------
      Amgen, Inc.                                                       8,000           475,000
      ---------------------------------------------------------------------------------------------
      Bristol-Myers Squibb Co.                                          6,500           558,187
      ---------------------------------------------------------------------------------------------
      Johnson & Johnson                                                12,000         1,027,500
      ---------------------------------------------------------------------------------------------
      Pfizer, Inc.                                                     26,500         1,669,500
      ---------------------------------------------------------------------------------------------
      Schering-Plough Corp.                                            16,000           876,000
      ---------------------------------------------------------------------------------------------
      Warner-Lambert Co.                                                6,000           582,750
      ---------------------------------------------------------------------------------------------
      Watson Pharmaceuticals, Inc.                        (1)           6,000           294,000
                                                                                   ----------------
                                                                                      6,610,187
---------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services - 4.2%
      ---------------------------------------------------------------------------------------------
      Columbia/HCA Healthcare Corp.                                    12,000           609,000
      ---------------------------------------------------------------------------------------------
      Cordis Corp.                                        (1)           2,000           201,000
      ---------------------------------------------------------------------------------------------
      HealthCare COMPARE Corp.                            (1)          20,000           870,000
      ---------------------------------------------------------------------------------------------
      Lincare Holdings, Inc.                              (1)          35,000           875,000
      ---------------------------------------------------------------------------------------------
      Medtronic, Inc.                                                  34,000         1,899,750
      ---------------------------------------------------------------------------------------------
      Nellcor Puritan Bennett, Inc.                       (1)           8,800           510,400
                                                                                   ----------------
                                                                                      4,965,150
---------------------------------------------------------------------------------------------------
Household Goods - 0.9%
      ---------------------------------------------------------------------------------------------
      Procter & Gamble Co.                                             13,000         1,079,000
---------------------------------------------------------------------------------------------------
Tobacco - 2.4%
      ---------------------------------------------------------------------------------------------
      Philip Morris Cos., Inc.                                         16,000         1,448,000
      ---------------------------------------------------------------------------------------------
      UST, Inc.                                                        41,000         1,368,375
                                                                                   ----------------
                                                                                      2,816,375
---------------------------------------------------------------------------------------------------
Energy - 1.5%
      ---------------------------------------------------------------------------------------------
Oil-Integrated - 1.5%
      ---------------------------------------------------------------------------------------------
      Mobil Corp.                                                       6,000           672,000
      ---------------------------------------------------------------------------------------------
      Royal Dutch Petroleum Co.                                         3,500           493,938
      ---------------------------------------------------------------------------------------------
      USX-Marathon Group                                               25,000           487,500
      ---------------------------------------------------------------------------------------------
      YPF Sociedad Anonima, Sponsored ADR                               5,000           108,125
                                                                                   ----------------
                                                                                      1,761,563
--------------------------------------------------------------------------------------------------
Financial - 13.7%
      ---------------------------------------------------------------------------------------------
Banks - 4.3%
      ---------------------------------------------------------------------------------------------
      Bank of Boston Corp.                                             23,000         1,063,750
      ---------------------------------------------------------------------------------------------
      Chase Manhattan Corp.                                             6,000           363,750
                                                                                   ----------------

                                                      29

Oppenheimer Variable Account Funds - Oppenheimer Growth Fund
Statement of Investments (Continued)
December 31, 1995


                                                                                     Market Value
Common Stocks (Continued)                                           Shares           (Note 1)

---------------------------------------------------------------------------------------------------
Financial (Continued)
---------------------------------------------------------------------------------------------------
Banks (Continued)
      ---------------------------------------------------------------------------------------------
      Chemical Banking Corp.                                            9,000       $   528,750
      ---------------------------------------------------------------------------------------------
      First Interstate Bancorp                                          6,500           887,250
      ---------------------------------------------------------------------------------------------
      Midlantic Corp.                                                  12,000           787,500
      ---------------------------------------------------------------------------------------------
      NationsBank Corp.                                                10,000           696,250
      ---------------------------------------------------------------------------------------------
      State Street Boston Corp.                                        16,600           747,000
                                                                                   ----------------
                                                                                      5,074,250
---------------------------------------------------------------------------------------------------
Diversified Financial - 7.4%
      ---------------------------------------------------------------------------------------------
      Advanta Corp., Cl. A                                             15,000           573,750
      ---------------------------------------------------------------------------------------------
      Donaldson, Lufkin & Jenrette, Inc.                 (1)            6,200           193,750
      ---------------------------------------------------------------------------------------------
      Federal Home Loan Mortgage Corp.                                  8,000           668,000
      ---------------------------------------------------------------------------------------------
      Federal National Mortgage Assn.                                   8,000           993,000
      ---------------------------------------------------------------------------------------------
      First USA, Inc.                                                  25,000         1,109,375
      ---------------------------------------------------------------------------------------------
      Green Tree Financial Corp.                                       56,000         1,477,000
      ---------------------------------------------------------------------------------------------
      Money Store, Inc. (The)                                          23,000           359,375
      ---------------------------------------------------------------------------------------------
      Morgan Stanley Group, Inc.                                        3,000           241,875
      ---------------------------------------------------------------------------------------------
      Price (T. Rowe) Associates                                       20,400         1,004,700
      ---------------------------------------------------------------------------------------------
      Schwab (Charles) Corp. (The)                                     29,000           583,625
      ---------------------------------------------------------------------------------------------
      Travelers Group, Inc.                                            24,000         1,509,000
                                                                                   ----------------
                                                                                      8,713,450
---------------------------------------------------------------------------------------------------
Insurance - 2.0%
      ---------------------------------------------------------------------------------------------
      AFLAC, Inc.                                                       5,250           227,719
      ---------------------------------------------------------------------------------------------
      ITT Hartford Group, Inc.                                          5,000           241,875
      ---------------------------------------------------------------------------------------------
      MGIC Investment Corp.                                            14,100           764,925
      ---------------------------------------------------------------------------------------------
      SunAmerica, Inc.                                                 24,000         1,140,000
                                                                                   ----------------
                                                                                      2,374,519
---------------------------------------------------------------------------------------------------
Industrial - 7.1%
---------------------------------------------------------------------------------------------------
Electrical Equipment - 2.2%
      ---------------------------------------------------------------------------------------------
      Emerson Electric Co.                                             17,500         1,430,625
      ---------------------------------------------------------------------------------------------
      General Electric Co.                                             13,000           936,000
      ---------------------------------------------------------------------------------------------
      Honeywell, Inc.                                                   2,000            97,250
      ---------------------------------------------------------------------------------------------
      Kemet Corp.                                                       6,000           143,250
                                                                                   ----------------
                                                                                      2,607,125
---------------------------------------------------------------------------------------------------
Industrial Materials - 1.6%
      ---------------------------------------------------------------------------------------------
      Ball Corp.                                                       10,000           275,000
      ---------------------------------------------------------------------------------------------
      Centex Corp.                                                     14,000           486,500
      ---------------------------------------------------------------------------------------------
      Fluor Corp.                                                       8,000           528,000
      ---------------------------------------------------------------------------------------------
      Rayonier, Inc.                                                   19,400           647,475
                                                                                   ----------------
                                                                                      1,936,975
---------------------------------------------------------------------------------------------------
Industrial Services - 1.0%
      ---------------------------------------------------------------------------------------------
      Danka Business System PLC, Sponsored ADR                         21,000           777,000
      ---------------------------------------------------------------------------------------------
      Manpower, Inc.                                                   12,500           351,563
                                                                                   ----------------
                                                                                      1,128,563
---------------------------------------------------------------------------------------------------
Manufacturing - 0.8%
      ---------------------------------------------------------------------------------------------
      ITT Industries, Inc.                                              5,000           120,000
      ---------------------------------------------------------------------------------------------
      Kulicke & Soffa Industries, Inc.                                 20,000           465,000
      ---------------------------------------------------------------------------------------------
      Varity Corp.                                        (1)           9,000           334,125
                                                                                   ----------------
                                                                                        919,125

                                                 30

Oppenheimer Variable Account Funds - Oppenheimer Growth Fund

December 31, 1995


                                                                                     Market Value
Common Stocks (Continued)                                           Shares           (Note 1)
---------------------------------------------------------------------------------------------------
Transportation - 1.5%
      ---------------------------------------------------------------------------------------------
      Burlington Northern Santa Fe Corp.                                7,000      $    546,000
      ---------------------------------------------------------------------------------------------
      Canadian Pacific Ltd.                                            47,000           851,875
      ---------------------------------------------------------------------------------------------
      Illinois Central Corp.                                           10,000           383,750
                                                                                   ----------------
                                                                                      1,781,625
---------------------------------------------------------------------------------------------------
Technology - 22.1%
---------------------------------------------------------------------------------------------------
Aerospace/Defense - 0.7%
      ---------------------------------------------------------------------------------------------
      Goodrich (B.F.) Co.                                              12,000           817,500
---------------------------------------------------------------------------------------------------
Computer Hardware - 5.3%
      ---------------------------------------------------------------------------------------------
      3Com Corp.                                          (1)          10,000           466,250
      ---------------------------------------------------------------------------------------------
      Adaptec, Inc.                                       (1)          20,000           820,000
      ---------------------------------------------------------------------------------------------
      Cabletron Systems, Inc.                             (1)          22,000         1,782,000
      ---------------------------------------------------------------------------------------------
      Cisco Systems, Inc.                                 (1)           7,000           522,375
      ---------------------------------------------------------------------------------------------
      Compaq Computer Corp.                               (1)          22,000         1,056,000
      ---------------------------------------------------------------------------------------------
      EMC Corp.                                           (1)          36,000           553,500
      ---------------------------------------------------------------------------------------------
      Gateway 2000, Inc.                                  (1)          22,000           539,000
      ---------------------------------------------------------------------------------------------
      Sun Microsystems, Inc.                              (1)          12,000           547,500
                                                                                   ----------------
                                                                                      6,286,625
---------------------------------------------------------------------------------------------------
Computer Software - 9.6%
      ---------------------------------------------------------------------------------------------
      Automatic Data Processing, Inc.                                  19,000         1,410,750
      ---------------------------------------------------------------------------------------------
      BMC Software, Inc.                                  (1)          30,000         1,282,500
      ---------------------------------------------------------------------------------------------
      Cheyenne Software, Inc.                             (1)          41,000         1,071,125
      ---------------------------------------------------------------------------------------------
      Computer Associates International, Inc.                           6,000           341,250
      ---------------------------------------------------------------------------------------------
      First Data Corp.                                                 20,000         1,337,500
      ---------------------------------------------------------------------------------------------
      Informix Corp.                                      (1)          35,000         1,050,000
      ---------------------------------------------------------------------------------------------
      Microsoft Corp.                                     (1)          30,000         2,632,500
      ---------------------------------------------------------------------------------------------
      Oracle Corp.                                        (1)          33,600         1,423,800
      ---------------------------------------------------------------------------------------------
      Sterling Software, Inc.                             (1)          12,000           748,500
                                                                                   ----------------
                                                                                     11,297,925
---------------------------------------------------------------------------------------------------
Electronics - 3.8%
      ---------------------------------------------------------------------------------------------
      Arrow Electronics, Inc.                             (1)          11,000           474,375
      ---------------------------------------------------------------------------------------------
      Cypress Semiconductor Corp.                         (1)          50,000           637,500
      ---------------------------------------------------------------------------------------------
      General Instrument Corp.                            (1)          15,000           350,625
      ---------------------------------------------------------------------------------------------
      Intel Corp.                                                      26,000         1,475,500
      ---------------------------------------------------------------------------------------------
      Motorola, Inc.                                                   15,000           855,000
      ---------------------------------------------------------------------------------------------
      Phillips Electronics NV, ADR                                     19,000           681,625
                                                                                   ----------------
                                                                                      4,474,625
---------------------------------------------------------------------------------------------------
Telecommunications-Technology - 2.7%
      ---------------------------------------------------------------------------------------------
      AT&T Corp.                                                       18,000         1,165,500
      ---------------------------------------------------------------------------------------------
      Hong Kong Telecommunications Ltd., Sponsored ADR                  5,000            88,750
      ---------------------------------------------------------------------------------------------
      L.M. Ericsson Telephone Co., Cl. B, ADR                          33,000           643,500
      ---------------------------------------------------------------------------------------------
      Telecom Corp. of New Zealand Ltd., Sponsored ADR                  7,000           485,625
      ---------------------------------------------------------------------------------------------
      Tellabs, Inc.                                                    21,800           806,600
                                                                                   ----------------
                                                                                      3,189,975
---------------------------------------------------------------------------------------------------
Utilities - 1.1%
---------------------------------------------------------------------------------------------------
Telephone Utilities - 1.1%
      ---------------------------------------------------------------------------------------------
      BellSouth Corp.                                                   5,000           217,500
      ---------------------------------------------------------------------------------------------
      Cincinnati Bell, Inc.                                            17,000           590,750


Oppenheimer Variable Account Funds - Oppenheimer Growth Fund

December 31, 1995



                                                                                       Market Value
Common Stocks (Continued)                                            Shares            (Note 1)
---------------------------------------------------------------------------------------------------
Utilities - 1.1%
---------------------------------------------------------------------------------------------------
Telephone Utilities - 1.1%
      ---------------------------------------------------------------------------------------------
      Telefonos de Mexico SA, Sponsored ADR                            13,500      $    430,313
                                                                                   ----------------
                                                                                      1,238,563
                                                                                   ----------------
      Total Common Stocks (Cost $70,729,607)                                         94,347,530

                                                                      Principal
                                                                      Amount
---------------------------------------------------------------------------------------------------
Repurchase Agreements - 19.9%
      ---------------------------------------------------------------------------------------------
      Repurchase agreement with First Chicago Capital Markets,
      5.90%, dated 12/29/95, to be repurchased at
      $18,011,800 on 1/2/96, collateralized by
      U.S. Treasury Nts., 5.125%-8.75%, 12/31/96-11/5/04,
      with a value of  $9,770,530, U.S. Treasury Bonds,
      6.25%-11.25%, 8/15/03-8/15/23, with a
      value of $5,921,176, and U.S. Treasury
      Bills maturing 11/14/96, with a
      value of $2,685,168                                         $18,000,000        18,000,000
      ---------------------------------------------------------------------------------------------
      Repurchase agreement with PaineWebber, Inc., 5.90%, dated
      12/29/95, to be repurchased at $5,473,586 on 1/2/96,
      collateralized by U.S. Treasury Nts., 6.875%, 8/31/99,
      with a  value of $1,954,613, and U.S. Treasury
      Bonds, 7.125%-7.625%,  11/15/22-2/15/23, with
      a value of $3,682,864                                         5,470,000         5,470,000
                                                                                   ----------------

      ---------------------------------------------------------------------------------------------
      Total Repurchase Agreements (Cost $23,470,000)                                 23,470,000
      ---------------------------------------------------------------------------------------------
      Total Investments, at Value (Cost $94,199,607)                    100.0%      117,817,530
      ---------------------------------------------------------------------------------------------
      Liabilities in Excess of Other Assets                               0.0          (107,640)
                                                                    -----------   -----------------
      Net Assets                                                       100.0%      $117,709,890
                                                                    ===========   ==================

      1.  Non-income producing security.





      See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds - Oppenheimer Multiple Strategies Fund

Statement of Investments
December 31, 1995

                                                                                                       Principal       Market Value
                                                                                                       Amount(1)         (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Obligations - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Government Agency - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
GNMA/Guaranteed - 1.4%
      -----------------------------------------------------------------------------------------------------------------------------
      Government National Mortgage Assn.:
      8%, 4/15/23                                                                                  $    3,633,256       $ 3,785,417
      8%, 7/15/22                                                                                       1,636,667         1,705,211
                                                                                                                        -----------
                                                                                                                          5,490,628
-----------------------------------------------------------------------------------------------------------------------------------
Private - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Family - 0.2%
      -----------------------------------------------------------------------------------------------------------------------------
      Resolution Trust Corp., Commercial Mtg. Pass-Through
      Certificates, Series 1994-C2, Cl. E, 8%, 4/25/25                                                    757,146           714,557
                                                                                                                         ----------
      Total Mortgage-Backed Obligations (Cost $6,131,064)                                                                 6,205,185

-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations - 10.0%
-----------------------------------------------------------------------------------------------------------------------------------
Treasury - 10.0%
-----------------------------------------------------------------------------------------------------------------------------------
      U.S. Treasury Nts.:
      6.375%, 8/15/02                                                                                   5,000,000         5,254,684
      6.75%, 5/31/97                                                                                   10,300,000        10,515,650
      7.625%, 5/31/96                                                                                  12,500,000        12,625,000
      9.25%, 8/15/98                                                                                    9,000,000         9,869,057
                                                                                                                        -----------
      Total U.S. Government Obligations (Cost $36,992,459)                                                               38,264,391

-----------------------------------------------------------------------------------------------------------------------------------
Foreign Government Obligations - 9.6%
-----------------------------------------------------------------------------------------------------------------------------------
      Argentina (Republic of):
      Bonds, Bonos de Consolidacion de Deudas, Series 1, 5.836%, 4/1/01            (2)(3)              2,345,788          1,841,852
      Par Bonds, 5%, 3/31/23                                                          (4)              3,500,000          1,997,187
      Past Due Interest Bonds, Series L, 6.812%, 3/31/05                              (2)              3,000,000          2,145,000
      -----------------------------------------------------------------------------------------------------------------------------
      Bonos de la Tesoreria de la Federacion, Zero Coupon:
      48.252%, 10/3/96                                                                (5) MXP          5,615,100            537,857
      51.195%, 9/12/96                                                                (5) MXP          5,977,280            583,858
      -----------------------------------------------------------------------------------------------------------------------------
      Canada (Government of) Bonds:
      8.50%, 4/1/02                                                                       CAD           1,500,000         1,198,677
      9.75%, 12/1/01                                                                      CAD           3,000,000         2,528,212
      9.75%, 6/1/01                                                                       CAD           2,000,000         1,673,861
      -----------------------------------------------------------------------------------------------------------------------------
      Denmark (Kingdom of) Bonds, 8%, 3/15/06                                             DKK          32,100,000         6,108,023
      -----------------------------------------------------------------------------------------------------------------------------
      Eskom Loan Participation Agreements, Series 168, 11%, 6/1/08                        ZAR           8,570,000         1,915,724
      -----------------------------------------------------------------------------------------------------------------------------
      Italy (Republic of) Treasury Bonds, Buoni del Tesoro
      Poliennali, 8.50%, 8/1/99                                                           ITL       2,700,000,000         1,615,338
      -----------------------------------------------------------------------------------------------------------------------------
      Poland (Republic of) Treasury Bills, Zero Coupon:
      24.132%, 11/13/96                                                               (5) PLZ           2,300,000           766,729
      24.426%, 7/3/96                                                                 (5) PLZ           2,860,000         1,030,803
      -----------------------------------------------------------------------------------------------------------------------------
      Queensland Treasury Corp. Gtd. Exch. Nts., 10.50%, 5/15/03                          AUD           3,600,000         3,018,246
      -----------------------------------------------------------------------------------------------------------------------------
      Treasury Corp. of Victoria Gtd. Bonds, 8.25%, 10/15/03                              AUD           6,000,000         4,457,624
      -----------------------------------------------------------------------------------------------------------------------------
      United Kingdom Treasury Nts., 13%, 7/14/00                                          GBP           1,590,000         3,054,934

                                       33

Oppenheimer Variable Account Funds - Oppenheimer Multiple Strategies Fund

December 31, 1995


                                                                                                    Principal          Market Value
Foreign Government Obligations (Continued)                                                          Amount(1)            (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------
      Venezuela (Republic of) Front-Loaded Interest Reduction
      Bonds, Series B, 7%, 3/31/07                                                     (2)         $4,000,000           $ 2,230,000
                                                                                                                        -----------
      Total Foreign Government Obligations (Cost $34,609,292)                                                            36,703,925

-----------------------------------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
      Port of Portland, Oregon Special Obligation Taxable
      Revenue Bonds, PAMCO Project, 9.20%, 5/15/22 (Cost $500,000)                                    500,000               546,886

-----------------------------------------------------------------------------------------------------------------------------------
Non-Convertible Corporate Bonds and Notes - 15.9%
-----------------------------------------------------------------------------------------------------------------------------------
Basic Materials - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.5%
      -----------------------------------------------------------------------------------------------------------------------------
      NL Industries, Inc., 11.75% Sr. Sec. Nts., 10/15/03                                           1,350,000             1,447,875
      -----------------------------------------------------------------------------------------------------------------------------
      Quantum Chemical Corp., 10.375% First Mtg. Nts., 6/1/03                                         500,000               568,969
                                                                                                                        -----------
                                                                                                                          2,016,844
-----------------------------------------------------------------------------------------------------------------------------------
Metals - 0.9%
      -----------------------------------------------------------------------------------------------------------------------------
      AK Steel Corp., 10.75% Gtd. Sr. Nts., 4/1/04                                                  1,000,000             1,112,500
      -----------------------------------------------------------------------------------------------------------------------------
      Armco, Inc., 8.50% Sinking Fund Debs., 9/1/01                                                   200,000               194,000
      -----------------------------------------------------------------------------------------------------------------------------
      Horsehead Industries, Inc., 14% Sub. Nts., 6/1/99                                               400,000               418,668
      -----------------------------------------------------------------------------------------------------------------------------
      Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts., 2/1/03                                1,000,000             1,102,500
      -----------------------------------------------------------------------------------------------------------------------------
      Wheel-Pittsburgh Corp., 9.375% Sr. Nts., 11/15/03                                               500,000               478,750
                                                                                                                        ----------
                                                                                                                          3,306,418
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.8%
      -----------------------------------------------------------------------------------------------------------------------------
      Gaylord Container Corp., 11.50% Sr. Nts., 5/15/01                                               500,000               517,500
      -----------------------------------------------------------------------------------------------------------------------------
      Repap Wisconsin, Inc., 9.875% Second Priority Sr. Nts., 5/1/06                                1,000,000               955,000
      -----------------------------------------------------------------------------------------------------------------------------
      Riverwood International Corp., 10.75% Sr. Nts., 6/15/00                                       1,000,000             1,068,750
      -----------------------------------------------------------------------------------------------------------------------------
      Stone Consolidated Corp., 10.25% Sr. Sec. Nts., 12/15/00                                        350,000               376,250
                                                                                                                        -----------
                                                                                                                          2,917,500
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals - 6.5%
-----------------------------------------------------------------------------------------------------------------------------------
Autos & Housing - 0.6%
      -----------------------------------------------------------------------------------------------------------------------------
      Chrysler Financial Corp., 13.25% Nts., 10/15/99                                               500,000                 619,944
      -----------------------------------------------------------------------------------------------------------------------------
      Penda Corp., 10.75% Sr. Nts., Series B, 3/1/04                                                825,000                 693,000
      ----------------------------------------------------------------------------------------------------------------------------
      Saul (B.F.) Real Estate Investment Trust, 11.625% Sr. Sec.
      Nts., Series B, 4/1/02                                                                          950,000               973,750
                                                                                                                         -----------
                                                                                                                          2,286,694
-----------------------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment - 1.0%
      -----------------------------------------------------------------------------------------------------------------------------
      Foodmaker, Inc.:
      9.25% Sr. Nts., 3/1/99                                                                          450,000               433,125
      9.75% Sr. Sub. Nts., 6/1/02                                                                     350,000               318,500
      -----------------------------------------------------------------------------------------------------------------------------
      Imax Corp., 7% Sr. Nts., 3/1/01                                                  (4)            600,000               591,000
      -----------------------------------------------------------------------------------------------------------------------------
      Pioneer Finance Corp., 13.50% Gtd. First Mtg. Bonds, 12/1/98                                  1,000,000               755,000
      -----------------------------------------------------------------------------------------------------------------------------
      Station Casinos, Inc., 9.625% Sr. Sub. Nts., 6/1/03                                           1,000,000               985,000
      -----------------------------------------------------------------------------------------------------------------------------
      Trump Plaza Funding, Inc., 10.875% Gtd. Mtg. Nts.,
      6/15/01                                                                                         500,000               520,000
                                                                                                                         ----------
                                                                                                                          3,602,625

                                       34

Oppenheimer Variable Account Funds - Oppenheimer Multiple Strategies Fund

December 31, 1995

                                                                                                           Principal   Market Value
Non-Convertible Corporate Bonds and Notes (Continued)                                                      Amount(1)     (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (Continued)
Media - 4.2%
      -----------------------------------------------------------------------------------------------------------------------------
      Adelphia Communications Corp., 12.50% Sr. Nts., 5/15/02                                             $1,000,000     $  980,000
      -----------------------------------------------------------------------------------------------------------------------------
      American Telecasting, Inc., 0%/14.50% Sr. Dis. Nts., 6/15/04                                (6)      1,290,948        893,981
      -----------------------------------------------------------------------------------------------------------------------------
      Bell & Howell Holdings Co., 0%/11.50% Sr. Disc. Debs., Series B, 3/1/05                     (6)      1,000,000        635,000
      -----------------------------------------------------------------------------------------------------------------------------
      Cablevision Industries Corp., 9.25% Sr. Debs., Series B, 4/1/08                                        500,000        542,500
      -----------------------------------------------------------------------------------------------------------------------------
      Continental Cablevision, Inc., 9.50% Sr. Debs., 8/1/13                                               1,100,000      1,171,500
      -----------------------------------------------------------------------------------------------------------------------------
      Echostar Communications Corp., 0%/12.875% Sr. Disc. Nts., 6/1/04                            (6)      1,100,000        742,500
      -----------------------------------------------------------------------------------------------------------------------------
      Helicon Group LP/Helicon Capital Corp., 9% Sr. Sec. Nts., Series B, 11/1/03                 (2)      1,000,000        965,000
      -----------------------------------------------------------------------------------------------------------------------------
      International CableTel, Inc., 0%/10.875% Sr. Deferred Coupon Nts., 10/15/03                 (6)        500,000        358,750
      -----------------------------------------------------------------------------------------------------------------------------
      Lamar Advertising Co., 11% Sr. Sec. Nts., 5/15/03                                                      750,000        780,000
      -----------------------------------------------------------------------------------------------------------------------------
      Outlet Broadcasting, Inc., 10.875% Sr. Sub. Nts., 7/15/03                                            1,000,000      1,115,000
      -----------------------------------------------------------------------------------------------------------------------------
      Panamsat LP/Panamsat Capital Corp.:
      0%/11.375% Sr. Sub. Disc. Nts., 8/1/03                                                      (6)      1,000,000        825,000
      9.75% Sr. Sec. Nts., 8/1/00                                                                            500,000        531,250
      -----------------------------------------------------------------------------------------------------------------------------
      People's Choice TV Corp., 0%/13.125% Sr. Disc. Nts., 6/1/04                                 (6)        500,000        288,750
      -----------------------------------------------------------------------------------------------------------------------------
      Rogers Cablesystems Ltd., 10% Sr. Sec. Second Priority Debs., 12/1/07                                1,000,000      1,067,500
      -----------------------------------------------------------------------------------------------------------------------------
      SCI Television, Inc., 11% Sr. Nts., Series 1, 6/30/05                                                  500,000        527,500
      -----------------------------------------------------------------------------------------------------------------------------
      Sinclair Broadcast Group, Inc., 10% Sr. Sub. Nts., 9/30/05                                             500,000        513,750
      -----------------------------------------------------------------------------------------------------------------------------
      TeleWest PLC, 9.625% Sr. Debs., 10/1/06                                                                500,000        510,625
      -----------------------------------------------------------------------------------------------------------------------------
      Time Warner Entertainment LP/Time Warner, Inc.:
      10.15% Sr. Nts., 5/1/12                                                                                500,000        623,816
      8.375% Sr. Debs., 3/15/23                                                                              500,000        543,082
      -----------------------------------------------------------------------------------------------------------------------------
      Time Warner, Inc., 9.125% Debs., 1/15/13                                                             1,000,000      1,127,699
      -----------------------------------------------------------------------------------------------------------------------------
      TKR Cable I, Inc., 10.50% Sr. Debs., 10/30/07                                                        1,000,000      1,176,779
      -----------------------------------------------------------------------------------------------------------------------------
      United States Banknote Corp., 11.625% Sr. Nts., Series B, 8/1/02                                       380,000        229,900
                                                                                                                        -----------
                                                                                                                         16,149,882
-----------------------------------------------------------------------------------------------------------------------------------
Retail:  General - 0.2%
      -----------------------------------------------------------------------------------------------------------------------------
      Synthetic Industries, Inc., 12.75% Sr. Sub. Debs., 12/1/02                                             600,000        591,000
      -----------------------------------------------------------------------------------------------------------------------------
Retail:  Specialty - 0.5%
      -----------------------------------------------------------------------------------------------------------------------------
      Cole National Group, Inc., 11.25% Sr. Nts., 10/1/01                                                  1,000,000      1,007,500
      -----------------------------------------------------------------------------------------------------------------------------
      Finlay Fine Jewelry Corp., 10.625% Sr. Nts., 5/1/03                                                    750,000        735,000
                                                                                                                        -----------
                                                                                                                          1,742,500
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Non-Cyclicals - 1.9%
-----------------------------------------------------------------------------------------------------------------------------------
Food - 0.6%
      -----------------------------------------------------------------------------------------------------------------------------
      Di Giorgio Corp., 12% Sr. Nts., 2/15/03                                                                250,000        191,250
      -----------------------------------------------------------------------------------------------------------------------------
      Grand Union Co., 12% Sr. Nts., 9/1/04                                                                1,103,000        959,610
      -----------------------------------------------------------------------------------------------------------------------------
      Penn Traffic Co., 9.625% Sr. Sub. Nts., 4/15/05                                                        500,000        390,000
      -----------------------------------------------------------------------------------------------------------------------------
      Purity Supreme, Inc., 11.75% Sr. Sec. Nts., Series B, 8/1/99                                           300,000        332,250
      -----------------------------------------------------------------------------------------------------------------------------
      RJR Nabisco, Inc., 8.625% Medium-Term Nts., 12/1/02                                                    500,000        519,295
                                                                                                                         -----------
                                                                                                                          2,392,405

                                       35

Oppenheimer Variable Account Funds - Oppenheimer Multiple Strategies Fund

December 31, 1995


                                                                                                       Principal       Market Value
Non-Convertible Corporate Bonds and Notes (Continued)                                                  Amount(1)         (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Non-Cyclicals (Continued)
Healthcare/Supplies & Services - 0.6%
      -----------------------------------------------------------------------------------------------------------------------------
      AmeriSource Corp., 11.25% Sr. Debs., 7/15/05                                        (3)         $  590,129         $  652,093
      -----------------------------------------------------------------------------------------------------------------------------
      Icon Health & Fitness, Inc., 13% Sr. Sub. Nts., 7/15/02                             (7)          1,000,000          1,085,000
      -----------------------------------------------------------------------------------------------------------------------------
      Magellan Health Services, Inc., 11.25% Sr. Sub. Nts., Series A, 4/15/04                            500,000            548,750
                                                                                                                         ----------
                                                                                                                          2,285,843
-----------------------------------------------------------------------------------------------------------------------------------
Household Goods - 0.7%
      -----------------------------------------------------------------------------------------------------------------------------
      Coleman Holdings, Inc., Zero Coupon Sr. Sec. Disc. Nts.,
      Series B, 11.404%, 5/27/98                                                          (5)          1,500,000          1,200,000
      -----------------------------------------------------------------------------------------------------------------------------
      Harman International Industries, Inc., 12% Sr. Sub. Nts., 8/1/02                                 1,000,000          1,105,000
      -----------------------------------------------------------------------------------------------------------------------------
      Revlon Worldwide Corp., Zero Coupon Sr. Sec. Disc. Nts., 13.169%, 3/15/98           (5)            500,000            372,500
                                                                                                                          ----------
                                                                                                                          2,677,500
-----------------------------------------------------------------------------------------------------------------------------------
Energy - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Energy Services & Producers - 0.4%
      -----------------------------------------------------------------------------------------------------------------------------
      Coastal Corp., 11.75% Sr. Debs., 6/15/06                                                           500,000            531,653
      -----------------------------------------------------------------------------------------------------------------------------
      OPI International, Inc., 12.875% Gtd. Sr. Nts., 7/15/02                                          1,000,000          1,137,500
                                                                                                                         ----------
                                                                                                                          1,669,153
-----------------------------------------------------------------------------------------------------------------------------------
Financial - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Banks - 0.2%
      -----------------------------------------------------------------------------------------------------------------------------
      First Chicago Corp.:
      11.25% Sub. Nts., 2/20/01                                                                          250,000            307,832
      9% Sub. Nts., 6/15/99                                                                              250,000            275,295
                                                                                                                         ----------
                                                                                                                            583,127
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial - 0.3%
      -----------------------------------------------------------------------------------------------------------------------------
      GPA Delaware, Inc., 8.75% Gtd. Nts., 12/15/98                                                      250,000            235,625
      -----------------------------------------------------------------------------------------------------------------------------
      GPA Holland BV, 9.75% Medium-Term Nts., Series B, 6/10/96                           (7)          1,000,000          1,000,000
                                                                                                                         ----------
                                                                                                                          1,235,625
-----------------------------------------------------------------------------------------------------------------------------------
Industrial - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Materials - 0.8%
      -----------------------------------------------------------------------------------------------------------------------------
      American Standard, Inc., 10.875% Sr. Nts., 5/15/99                                                 500,000            546,250
      -----------------------------------------------------------------------------------------------------------------------------
      Owens-Illinois, Inc.:
      10% Sr. Sub. Nts., 8/1/02                                                                          500,000            525,625
      11% Sr. Debs., 12/1/03                                                                             500,000            566,875
      -----------------------------------------------------------------------------------------------------------------------------
      Pacific Lumber Co., 10.50% Sr. Nts., 3/1/03                                                        425,000            403,219
      -----------------------------------------------------------------------------------------------------------------------------
      Triangle Pacific Corp., 10.50% Sr. Nts., 8/1/03                                                    850,000            896,750
                                                                                                                         ----------
                                                                                                                          2,938,719
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Services - 0.3%
      -----------------------------------------------------------------------------------------------------------------------------
      EnviroSource, Inc., 9.75% Sr. Nts., 6/15/03                                                      1,250,000          1,112,500
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.5%
      -----------------------------------------------------------------------------------------------------------------------------
      Talley Industries, Inc., 0%/12.25% Sr. Disc. Debs., 10/15/05                        (6)          1,250,000            931,250
      -----------------------------------------------------------------------------------------------------------------------------
      Terex Corp., 13.75% Sr. Sec. Nts., 5/15/02                                          (7)          1,000,000            882,500
                                                                                                                         ----------
                                                                                                                          1,813,750
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - 0.1%
      -----------------------------------------------------------------------------------------------------------------------------
      Trans Ocean Container Corp., 12.25% Sr. Sub. Nts., 7/1/04                                          500,000            522,500

                                       36

Oppenheimer Variable Account Funds - Oppenheimer Multiple Strategies Fund

December 31, 1995


                                                                                                         Principal     Market Value
Non-Convertible Corporate Bonds and Notes (Continued)                                                    Amount(1)       (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------
Technology - 1.9%
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
      Unisys Corp., 13.50% Credit Sensitive Nts., 7/1/97                                       (2)       $1,250,000      $1,193,750
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications-Technology - 1.6%
      -----------------------------------------------------------------------------------------------------------------------------
      Call-Net Enterprises, Inc., 0%/13.25% Sr. Disc. Nts., 12/1/04                            (6)          800,000         576,000
      -----------------------------------------------------------------------------------------------------------------------------
      Centennial Cellular Corp., 8.875% Sr. Nts., 11/1/01                                                   500,000         493,750
      -----------------------------------------------------------------------------------------------------------------------------
      Comcast Cellular Corp., Zero Coupon Nts., Series B, 7.825%, 3/5/00                       (5)        1,000,000         772,500
      -----------------------------------------------------------------------------------------------------------------------------
      Horizon Cellular Telephone LP/Horizon Finance Corp.,
      0%/11.375% Sr. Sub. Disc. Nts. 10/1/00                                                   (6)        1,200,000       1,026,000
      -----------------------------------------------------------------------------------------------------------------------------
      MFS Communications, Inc., 0%/9.375% Sr. Disc. Nts., 1/15/04                              (6)        1,850,000       1,489,250
      -----------------------------------------------------------------------------------------------------------------------------
      PriCellular Wireless Corp., 0%/14% Sr. Sub. Disc. Nts., 11/15/01                   (6)        1,000,000         880,000
      -----------------------------------------------------------------------------------------------------------------------------
      USA Mobile Communications, Inc. II, 9.50% Sr. Nts., 2/1/04                                          1,000,000         995,000
                                                                                                                         ----------
                                                                                                                          6,232,500
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.4%
      -----------------------------------------------------------------------------------------------------------------------------
      First PV Funding Corp., 10.15% Lease Obligation Bonds, Series 1986B, 1/15/16                        1,500,000       1,547,055
------------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.4%
      -----------------------------------------------------------------------------------------------------------------------------
      Beaver Valley II Funding Corp., 9% Second Lease Obligation Bonds, 6/1/17                              989,000         846,386
      -----------------------------------------------------------------------------------------------------------------------------
      California Energy Co., 0%/10.25% Sr. Disc. Nts., 1/15/04                                 (6)          750,000         710,625
                                                                                                                         ----------
                                                                                                                          1,557,011
                                                                                                                         ----------
      Total Non-Convertible Corporate Bonds and Notes (Cost $58,825,378)                                                 60,374,901
-----------------------------------------------------------------------------------------------------------------------------------
Convertible Corporate Bonds and Notes - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
      MEDIQ, Inc., 7.50% Exchangeable Sub. Debs., 7/15/03 (Cost $927,514)                                 1,000,000         793,750

                                                                                                           Shares
-----------------------------------------------------------------------------------------------------------------------------------
Common Stocks - 47.1%
-----------------------------------------------------------------------------------------------------------------------------------
Basic Materials - 3.1%
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.4%
      -----------------------------------------------------------------------------------------------------------------------------
      Air Products & Chemicals, Inc.                                                                          2,000         105,500
      -----------------------------------------------------------------------------------------------------------------------------
      ARCO Chemical Co.                                                                                      17,900         870,387
      -----------------------------------------------------------------------------------------------------------------------------
      Bayer AG, Sponsored ADR                                                                                70,000       1,851,143
      -----------------------------------------------------------------------------------------------------------------------------
      Dow Chemical Co. (The)                                                                                  8,500         598,187
      -----------------------------------------------------------------------------------------------------------------------------
      Georgia Gulf Corp.                                                                                     20,400         627,300
      -----------------------------------------------------------------------------------------------------------------------------
      Goldschmidt (T.H.) AG                                                                                     430         151,718
      -----------------------------------------------------------------------------------------------------------------------------
      IMC Global, Inc.                                                                        (11)           15,200         621,300
      -----------------------------------------------------------------------------------------------------------------------------
      Sybron Chemical Industries, Inc.                                                         (8)           48,000         516,000
                                                                                                                         ----------
                                                                                                                          5,341,535
-----------------------------------------------------------------------------------------------------------------------------------
Gold - 0.2%
      -----------------------------------------------------------------------------------------------------------------------------
      Santa Fe Pacific Gold Corp.                                                                            70,000         848,750

                                       37

Oppenheimer Variable Account Funds - Oppenheimer Multiple Strategies Fund

December 31, 1995


                                                                                                                       Market Value
Common Stocks (Continued)                                                                               Shares           (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------
Basic Materials (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
Metals - 0.4%
      -----------------------------------------------------------------------------------------------------------------------------
      Brush Wellman, Inc.                                                                                  69,300        $1,195,425
      -----------------------------------------------------------------------------------------------------------------------------
      Inco Ltd.                                                                                            15,200           505,400
                                                                                                                        -----------
                                                                                                                          1,700,825
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 1.1%
      -----------------------------------------------------------------------------------------------------------------------------
      Aracruz Celulose SA, Sponsored ADR, Cl. B                                                           121,000           937,750
      -----------------------------------------------------------------------------------------------------------------------------
      Gaylord Container Corp., Cl. A                                                   (8)                  7,180            57,889
      -----------------------------------------------------------------------------------------------------------------------------
      Georgia-Pacific Corp.                                                                                 7,700           528,412
      -----------------------------------------------------------------------------------------------------------------------------
      Louisiana-Pacific Corp.                                                         (11)                 31,900           773,575
      -----------------------------------------------------------------------------------------------------------------------------
      MacMillan Bloedel Ltd.                                                                               76,830           950,629
      -----------------------------------------------------------------------------------------------------------------------------
      MacMillan Bloedel Ltd.                                                                                4,200            50,925
      -----------------------------------------------------------------------------------------------------------------------------
      Stone Container Corp.                                                                                54,000           776,250
                                                                                                                        -----------
                                                                                                                          4,075,430
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals - 8.8%
-----------------------------------------------------------------------------------------------------------------------------------
Autos & Housing - 1.3%
      -----------------------------------------------------------------------------------------------------------------------------
      Chromcraft Revington, Inc.                                                       (8)                 23,500           625,687
      -----------------------------------------------------------------------------------------------------------------------------
      Eaton Corp.                                                                                          14,000           750,750
      -----------------------------------------------------------------------------------------------------------------------------
      Excel Industries, Inc.                                                                               52,000           728,000
      -----------------------------------------------------------------------------------------------------------------------------
      Fiat SpA                                                                                            310,000         1,008,321
      -----------------------------------------------------------------------------------------------------------------------------
      General Motors Corp.                                                            (11)                 22,500         1,189,687
      -----------------------------------------------------------------------------------------------------------------------------
      Hayes Wheels International, Inc.                                                                     26,000           666,250
      -----------------------------------------------------------------------------------------------------------------------------
      Hi-Lo Automotive, Inc.                                                           (8)                 21,900           112,237
                                                                                                                        -----------
                                                                                                                          5,080,932
-----------------------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment - 3.0%
      -----------------------------------------------------------------------------------------------------------------------------
      AMR Corp.                                                                    (8)(11)                 16,700         1,239,975
      -----------------------------------------------------------------------------------------------------------------------------
      Carnival Corp., Cl. A                                                                                34,100           831,187
      -----------------------------------------------------------------------------------------------------------------------------
      Cheesecake Factory (The)                                                     (8)(11)                 30,000           645,000
      -----------------------------------------------------------------------------------------------------------------------------
      Circus Circus Enterprises, Inc.                                                  (8)                 34,000           947,750
      -----------------------------------------------------------------------------------------------------------------------------
      Cracker Barrel Old Country Store, Inc.                                                               64,000         1,104,000
      -----------------------------------------------------------------------------------------------------------------------------
      Eastman Kodak Co.                                                                                    18,000         1,206,000
      -----------------------------------------------------------------------------------------------------------------------------
      International Game Technology                                                                        60,000           652,500
      -----------------------------------------------------------------------------------------------------------------------------
      King World Productions, Inc.                                                     (8)                 31,000         1,205,125
      -----------------------------------------------------------------------------------------------------------------------------
      Mattel, Inc.                                                                                         31,337           963,613
      -----------------------------------------------------------------------------------------------------------------------------
      Primadonna Resorts, Inc.                                                                              5,000            73,750
      -----------------------------------------------------------------------------------------------------------------------------
      Shaw Brothers (Hong Kong) Ltd.                                                                      127,000           139,616
      -----------------------------------------------------------------------------------------------------------------------------
      Shimano, Inc.                                                                                        50,000           882,196
      -----------------------------------------------------------------------------------------------------------------------------
      US West Media Group                                                              (8)                 33,000           627,000
      -----------------------------------------------------------------------------------------------------------------------------
      Walt Disney Co.                                                                                      13,000           767,000
                                                                                                                        -----------
                                                                                                                         11,284,712
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.7%
      -----------------------------------------------------------------------------------------------------------------------------
      Bowne & Co., Inc.                                                                                    46,000           920,000
      -----------------------------------------------------------------------------------------------------------------------------
      Capital Cities/ABC, Inc.                                                                             10,000         1,233,750
      -----------------------------------------------------------------------------------------------------------------------------
      Comcast Corp., Cl. A Special                                                                         75,000         1,364,062
      -----------------------------------------------------------------------------------------------------------------------------
      Dow Jones & Co., Inc.                                                                                18,500           737,687
      -----------------------------------------------------------------------------------------------------------------------------
      Grupo Televisa SA, Sponsored ADR                                                 (7)                 15,500           348,750
      -----------------------------------------------------------------------------------------------------------------------------
      South China Morning Post Holdings Ltd.                                                            1,200,000           733,322
      -----------------------------------------------------------------------------------------------------------------------------
      Tele-Communications, Inc. (New), TCI Group, Series A                             (8)                 34,400           683,700
      -----------------------------------------------------------------------------------------------------------------------------
      Time Warner, Inc.                                                                                    14,600           552,975
                                                                                                                        -----------
                                                                                                                          6,574,246

                                       38

Oppenheimer Variable Account Funds - Oppenheimer Multiple Strategies Fund

December 31, 1995

                                                                                                                       Market Value
Common Stocks (Continued)                                                                                 Shares         (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
Retail:  General - 1.3%
      -----------------------------------------------------------------------------------------------------------------------------
      Authentic Fitness Corp.                                                                              59,800        $1,240,850
      -----------------------------------------------------------------------------------------------------------------------------
      Cone Mills Corp.                                                                 (8)                113,100         1,272,375
      -----------------------------------------------------------------------------------------------------------------------------
      Price/Costco, Inc.                                                               (8)                 65,900         1,004,975
      -----------------------------------------------------------------------------------------------------------------------------
      Tuesday Morning Corp.                                                            (8)                130,000           715,000
      -----------------------------------------------------------------------------------------------------------------------------
      Wal-Mart Stores, Inc.                                                                                33,700           754,037
                                                                                                                        -----------
                                                                                                                          4,987,237
-----------------------------------------------------------------------------------------------------------------------------------
Retail:  Specialty - 1.5%
      -----------------------------------------------------------------------------------------------------------------------------
      Ann Taylor Stores, Inc.                                                          (8)                 46,000           471,500
      -----------------------------------------------------------------------------------------------------------------------------
      Best Buy Co., Inc.                                                               (8)                 30,200           490,750
      -----------------------------------------------------------------------------------------------------------------------------
      Books-A-Million, Inc.                                                                                54,000           695,250
      -----------------------------------------------------------------------------------------------------------------------------
      Burlington Coat Factory Warehouse Corp.                                                              62,000           635,500
      -----------------------------------------------------------------------------------------------------------------------------
      Castorama Dubois Investissements LP                                                                   4,131           677,466
      -----------------------------------------------------------------------------------------------------------------------------
      Justin Industries, Inc.                                                                              85,000           935,000
      -----------------------------------------------------------------------------------------------------------------------------
      Toys 'R' Us, Inc.                                                                (8)                 61,400         1,335,450
      -----------------------------------------------------------------------------------------------------------------------------
      Venture Stores, Inc.                                                                                 98,600           332,775
                                                                                                                        -----------
                                                                                                                          5,573,691
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Non-Cyclicals - 8.9%
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.5%
      -----------------------------------------------------------------------------------------------------------------------------
      Guinness PLC                                                                                        100,000           735,932
      -----------------------------------------------------------------------------------------------------------------------------
      Whitman Corp.                                                                                        50,400         1,171,800
                                                                                                                        -----------
                                                                                                                          1,907,732
-----------------------------------------------------------------------------------------------------------------------------------
Food - 1.1%
      -----------------------------------------------------------------------------------------------------------------------------
      Chiquita Brands International, Inc.                                                                  27,880           383,350
      -----------------------------------------------------------------------------------------------------------------------------
      Grand Union Co.                                                                  (8)                  6,185            46,387
      -----------------------------------------------------------------------------------------------------------------------------
      Groupe Danone                                                                                         4,900           809,590
      -----------------------------------------------------------------------------------------------------------------------------
      McCormick & Co., Inc., Non-Vtg.                                                                      31,000           747,875
      -----------------------------------------------------------------------------------------------------------------------------
      Nestle SA, Sponsored ADR                                                                             12,000           665,363
      -----------------------------------------------------------------------------------------------------------------------------
      Sara Lee Corp.                                                                  (11)                 50,800         1,619,250
                                                                                                                        -----------
                                                                                                                          4,271,815
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs - 3.6%
      -----------------------------------------------------------------------------------------------------------------------------
      Abbott Laboratories                                                                                  18,000           751,500
      -----------------------------------------------------------------------------------------------------------------------------
      Agouron Pharmaceuticals, Inc.                                                    (8)                 20,000           655,000
      -----------------------------------------------------------------------------------------------------------------------------
      American Home Products Corp.                                                                         10,000           970,000
      -----------------------------------------------------------------------------------------------------------------------------
      Astra AB Free, Series A                                                                              15,500           619,794
      -----------------------------------------------------------------------------------------------------------------------------
      Bristol-Myers Squibb Co.                                                                             25,000         2,146,875
      -----------------------------------------------------------------------------------------------------------------------------
      Ciba-Geigy AG                                                                                         2,700         2,381,695
      -----------------------------------------------------------------------------------------------------------------------------
      COR Therapeutics, Inc.                                                           (8)                 50,000           418,750
      -----------------------------------------------------------------------------------------------------------------------------
      Foundation Health Corp.                                                          (8)                 24,000         1,032,000
      -----------------------------------------------------------------------------------------------------------------------------
      Genzyme Corp.                                                                (8)(11)                 25,200         1,571,850
      -----------------------------------------------------------------------------------------------------------------------------
      Johnson & Johnson                                                                                    13,500         1,155,937
      -----------------------------------------------------------------------------------------------------------------------------
      NBTY, Inc.                                                                       (8)                217,800         1,034,550
      -----------------------------------------------------------------------------------------------------------------------------
      Smithkline Beecham PLC, ADR Equity Units (one ADR represents five equity units, each unit consists of one cl. B ordinary
      share and one share of cumulative participating preferred stock)                 (9)                 17,000           943,500
                                                                                                                        -----------
                                                                                                                         13,681,451

                                       39

Oppenheimer Variable Account Funds - Oppenheimer Multiple Strategies Fund

December 31, 1995


                                                                                                                       Market Value
Common Stocks (Continued)                                                                                Shares          (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Non-Cyclicals (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services - 2.9%
      -----------------------------------------------------------------------------------------------------------------------------
      Biomet, Inc.                                                                 (8)                   52,100          $  931,287
      -----------------------------------------------------------------------------------------------------------------------------
      Community Psychiatric Centers                                                                      50,000             612,500
      -----------------------------------------------------------------------------------------------------------------------------
      Manor Care, Inc.                                                            (11)                   33,185           1,161,475
      -----------------------------------------------------------------------------------------------------------------------------
      Medtronic, Inc.                                                             (11)                   18,700           1,044,862
      -----------------------------------------------------------------------------------------------------------------------------
      Nellcor Puritan Bennett, Inc.                                            (8)(11)                    6,600             382,800
      -----------------------------------------------------------------------------------------------------------------------------
      NovaCare, Inc.                                                               (8)                   14,900              76,362
      -----------------------------------------------------------------------------------------------------------------------------
      Pyxis Corp.                                                                  (8)                   51,900             759,037
      -----------------------------------------------------------------------------------------------------------------------------
      Sofamor Danek Group, Inc.                                                (8)(11)                   45,000           1,276,875
      -----------------------------------------------------------------------------------------------------------------------------
      U.S. Healthcare, Inc.                                                       (11)                   49,000           2,278,500
      -----------------------------------------------------------------------------------------------------------------------------
      Value Health, Inc.                                                           (8)                   36,500           1,003,750
      -----------------------------------------------------------------------------------------------------------------------------
      Wellpoint Health Networks, Inc., Cl. A                                       (8)                   45,700           1,468,112
                                                                                                                        -----------
                                                                                                                         10,995,560
-----------------------------------------------------------------------------------------------------------------------------------
Household Goods - 0.3%
      -----------------------------------------------------------------------------------------------------------------------------
      Procter & Gamble Co.                                                                               12,000             996,000
      -----------------------------------------------------------------------------------------------------------------------------
      Scott's Liquid Gold, Inc.                                                                          57,200             164,450
                                                                                                                        -----------
                                                                                                                          1,160,450
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.5%
      -----------------------------------------------------------------------------------------------------------------------------
      Philip Morris Cos., Inc.                                                    (11)                   20,000           1,810,000
-----------------------------------------------------------------------------------------------------------------------------------
Energy - 2.9%
-----------------------------------------------------------------------------------------------------------------------------------
Energy Services & Producers - 1.0%
      -----------------------------------------------------------------------------------------------------------------------------
      Coflexip SA, Sponsored ADR                                                                         42,300             798,413
      -----------------------------------------------------------------------------------------------------------------------------
      Kerr-McGee Corp.                                                                                   12,000             762,000
      -----------------------------------------------------------------------------------------------------------------------------
      Landmark Graphics Corp.                                                      (8)                   53,900           1,253,175
      -----------------------------------------------------------------------------------------------------------------------------
      Western Atlas, Inc.                                                          (8)                   22,000           1,111,000
                                                                                                                        -----------
                                                                                                                          3,924,588
-----------------------------------------------------------------------------------------------------------------------------------
Oil-Integrated - 1.9%
      -----------------------------------------------------------------------------------------------------------------------------
      Ashland Coal, Inc.                                                                                 19,600             418,950
      -----------------------------------------------------------------------------------------------------------------------------
      Ashland, Inc.                                                                                      25,000             878,125
      -----------------------------------------------------------------------------------------------------------------------------
      Atlantic Richfield Co.                                                                             11,900           1,317,925
      -----------------------------------------------------------------------------------------------------------------------------
      Louisiana Land & Exploration Co.                                                                   23,100             990,413
      -----------------------------------------------------------------------------------------------------------------------------
      Royal Dutch Petroleum Co.                                                                          10,000           1,411,250
      -----------------------------------------------------------------------------------------------------------------------------
      Saga Petroleum AS, Cl. A                                                                           12,000             160,498
      -----------------------------------------------------------------------------------------------------------------------------
      Saga Petroleum AS, Cl. B                                                                           19,000             237,581
      -----------------------------------------------------------------------------------------------------------------------------
      Total SA, Sponsored ADR                                                                            22,701             771,834
      -----------------------------------------------------------------------------------------------------------------------------
      Unocal Corp.                                                                                       22,000             640,750
      -----------------------------------------------------------------------------------------------------------------------------
      Yukong Ltd., GDR                                                          (7)(8)                   27,500             268,125
      -----------------------------------------------------------------------------------------------------------------------------
      Yukong Ltd., GDR                                                             (8)                      958               9,131
      -----------------------------------------------------------------------------------------------------------------------------
      Yukong Ltd., GDR                                                             (8)                    2,336              22,265
                                                                                                                        -----------
                                                                                                                          7,126,847
-----------------------------------------------------------------------------------------------------------------------------------
Financial - 5.0%
-----------------------------------------------------------------------------------------------------------------------------------
Banks - 2.1%
      -----------------------------------------------------------------------------------------------------------------------------
      Banco Frances del Rio de la Plata SA                                                              115,000           1,017,946
      -----------------------------------------------------------------------------------------------------------------------------
      Chemical Banking Corp.                                                                             52,700           3,096,125
      -----------------------------------------------------------------------------------------------------------------------------
      Deutsche Bank, Sponsored ADR                                                                       13,250             629,229
      -----------------------------------------------------------------------------------------------------------------------------
      NationsBank Corp.                                                                                  47,200           3,286,300
                                                                                                                        -----------
                                                                                                                          8,029,600

                                       40

Oppenheimer Variable Account Funds - Oppenheimer Multiple Strategies Fund

December 31, 1995


                                                                                                                       Market Value
Common Stocks (Continued)                                                                                     Shares      (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------
Financial (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial - 1.3%
      -----------------------------------------------------------------------------------------------------------------------------
      American Express Co.                                                                                     35,000    $1,448,125
      -----------------------------------------------------------------------------------------------------------------------------
      H & R Block, Inc.                                                                                        32,400     1,312,200
      -----------------------------------------------------------------------------------------------------------------------------
      IRSA Inversiones y Representaciones, SA                                                                 214,506       540,659
      -----------------------------------------------------------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.                                                               (11)              9,800       499,800
      -----------------------------------------------------------------------------------------------------------------------------
      Salomon, Inc.                                                                                            18,400       653,200
      -----------------------------------------------------------------------------------------------------------------------------
      Santa Anita Realty Enterprises, Inc., Units (each unit consists of one share of Santa Anita Operating Co. and one share
      of Santa Anita Realty Enterprises, Inc., common stock)                                (9)(10)            40,000       475,000
                                                                                                                        -----------
                                                                                                                          4,928,984
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.6%
      -----------------------------------------------------------------------------------------------------------------------------
      Aetna Life & Casualty Co.                                                               (11)              9,000       623,250
      -----------------------------------------------------------------------------------------------------------------------------
      American International Group, Inc.                                                      (11)             16,200     1,498,500
      -----------------------------------------------------------------------------------------------------------------------------
      American Re Corp.                                                                       (11)             48,000     1,962,000
      -----------------------------------------------------------------------------------------------------------------------------
      Berkley (W.R.) Corp.                                                                                     21,000     1,128,750
      -----------------------------------------------------------------------------------------------------------------------------
      UNUM Corp.                                                                                               13,600       748,000
                                                                                                                        -----------
                                                                                                                          5,960,500
-----------------------------------------------------------------------------------------------------------------------------------
Industrial - 5.2%
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.5%
      -----------------------------------------------------------------------------------------------------------------------------
      Core Industries, Inc.                                                                                    50,000       643,750
      -----------------------------------------------------------------------------------------------------------------------------
      General Electric Co.                                                                                     18,000     1,296,000
                                                                                                                        -----------
                                                                                                                          1,939,750
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Materials - 1.2%
      -----------------------------------------------------------------------------------------------------------------------------
      Corning, Inc.                                                                                            37,200     1,190,400
      -----------------------------------------------------------------------------------------------------------------------------
      Insituform Technologies, Cl. A                                                           (8)             34,500       401,063
      -----------------------------------------------------------------------------------------------------------------------------
      Interpool, Inc.                                                                                          37,500       670,313
      -----------------------------------------------------------------------------------------------------------------------------
      Owens-Corning Fiberglass Corp.                                                       (8)(11)             30,000     1,346,250
      -----------------------------------------------------------------------------------------------------------------------------
      U.S. Can Corp.                                                                           (8)             65,000       877,500
      -----------------------------------------------------------------------------------------------------------------------------
      Walter Industries, Inc.                                                                  (8)              2,645        34,716
                                                                                                                        -----------
                                                                                                                          4,520,242
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Services - 0.3%
      -----------------------------------------------------------------------------------------------------------------------------
      Ecolab, Inc.                                                                                             23,400       702,000
      -----------------------------------------------------------------------------------------------------------------------------
      Huarte SA                                                                                                50,150       226,534
                                                                                                                        -----------
                                                                                                                            928,534
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 1.9%
      -----------------------------------------------------------------------------------------------------------------------------
      Citic Pacific Ltd.                                                                                      216,000       738,910
      -----------------------------------------------------------------------------------------------------------------------------
      Griffon Corp.                                                                            (8)             80,000       720,000
      -----------------------------------------------------------------------------------------------------------------------------
      Harnischfeger Industries, Inc.                                                          (11)             21,000       698,250
      -----------------------------------------------------------------------------------------------------------------------------
      Hutchison Whampoa Ltd.                                                                                  128,000       779,727
      -----------------------------------------------------------------------------------------------------------------------------
      Jardine Matheson Holdings Ltd.                                                                           50,468       345,706
      -----------------------------------------------------------------------------------------------------------------------------
      Johnstown America Industries, Inc.                                                       (8)             20,000       100,000
      -----------------------------------------------------------------------------------------------------------------------------
      Mannesmann AG                                                                                             3,287     1,048,375
      -----------------------------------------------------------------------------------------------------------------------------
      Pacific Dunlop Ltd.                                                                                     400,000       937,273
      -----------------------------------------------------------------------------------------------------------------------------
      Tenneco, Inc.                                                                                            26,000     1,290,250
      -----------------------------------------------------------------------------------------------------------------------------
      Westinghouse Air Brake Co.                                                                               55,000       584,375
                                                                                                                        -----------
                                                                                                                          7,242,866

Oppenheimer Variable Account Funds - Oppenheimer Multiple Strategies Fund

December 31, 1995



                                                                                    Market Value
Common Stocks (Continued)                                               Shares      (Note 1)
-------------------------------------------------------------------------------------------------
Industrial (Continued)
Transportation - 1.3%
      -------------------------------------------------------------------------------------------
      Airborne Freight Corp.                                           41,000       $1,091,625
      -------------------------------------------------------------------------------------------
      Burlington Northern Santa Fe Corp.                               13,600        1,060,800
      -------------------------------------------------------------------------------------------
      Consolidated Freightways, Inc.                   (11)            51,800        1,372,700
      -------------------------------------------------------------------------------------------
      Stolt-Nielsen SA                                                 44,100        1,273,388
                                                                                   -----------
                                                                                     4,798,513
-------------------------------------------------------------------------------------------------
Technology - 11.9%
-------------------------------------------------------------------------------------------------
Aerospace/Defense - 0.3%
      -------------------------------------------------------------------------------------------
      McDonnell Douglas Corp.                                           3,600          331,200
      -------------------------------------------------------------------------------------------
      Rockwell International Corp.                                     17,900          946,463
                                                                                   --------------

                                                                                     1,277,663
---------------------------------------------------------------------------------------------------
Computer Hardware - 2.7%
      ---------------------------------------------------------------------------------------------
      Amdahl Corp.                                      (8)            70,000          595,000
      ---------------------------------------------------------------------------------------------
      Bay Networks, Inc.                            (8)(11)            18,007          740,538
      ---------------------------------------------------------------------------------------------
      Cabletron Systems, Inc.                       (8)(11)            17,000        1,377,000
      ---------------------------------------------------------------------------------------------
      EMC Corp.                                         (8)            39,600          608,850
      ---------------------------------------------------------------------------------------------
      International Business Machines Corp.                            14,400        1,321,200
      ---------------------------------------------------------------------------------------------
      Moore Corp. Ltd.                                                 31,600          588,550
      ---------------------------------------------------------------------------------------------
      Norand Corp.                                      (8)            28,400          333,700
      ---------------------------------------------------------------------------------------------
      Proxima Corp.                                     (8)            50,000        1,106,250
      ---------------------------------------------------------------------------------------------
      Seagate Technology, Inc.                      (8)(11)            11,700          555,750
      ---------------------------------------------------------------------------------------------
      Storage Technology Corp. (New)                    (8)            33,000          787,875
      ---------------------------------------------------------------------------------------------
      Sun Microsystems, Inc.                        (8)(11)            24,400        1,113,250
      ---------------------------------------------------------------------------------------------
      Xerox Corp.                                      (11)             8,500        1,164,500
                                                                                   -------------
                                                                                    10,292,463
---------------------------------------------------------------------------------------------------
Computer Software - 3.9%
      ---------------------------------------------------------------------------------------------
      BMC Software, Inc.                            (8)(11)            13,000          555,750
      ---------------------------------------------------------------------------------------------
      Computer Associates International, Inc.                          28,650        1,629,469
      ---------------------------------------------------------------------------------------------
      Davidson & Associates, Inc.                                      32,000          704,000
      ---------------------------------------------------------------------------------------------
      Electronic Arts, Inc.                         (8)(11)            35,900          937,888
      ---------------------------------------------------------------------------------------------
      Informix Corp.                                (8)(11)            32,000          960,000
      ---------------------------------------------------------------------------------------------
      Marcam Corp.                                      (8)            72,000        1,098,000
      ---------------------------------------------------------------------------------------------
      Microsoft Corp.                               (8)(11)             5,400          473,850
      ---------------------------------------------------------------------------------------------
      Nintendo Co. Ltd.                                                32,000        2,435,249
      ---------------------------------------------------------------------------------------------
      Novell, Inc.                                      (8)           106,400        1,516,200
      ---------------------------------------------------------------------------------------------
      PsiNet, Inc.                                      (8)            23,000          526,125
      ---------------------------------------------------------------------------------------------
      Structural Dynamics Research Corp.            (8)(11)            48,000        1,410,000
      ---------------------------------------------------------------------------------------------
      Symantec Corp.                                (8)(11)           107,364        2,496,213
                                                                                   ---------------
                                                                                    14,742,744
---------------------------------------------------------------------------------------------------
Electronics - 3.5%
      ---------------------------------------------------------------------------------------------
      Advanced Micro Devices, Inc.                     (11)            38,000          627,000
      ---------------------------------------------------------------------------------------------
      CAE, Inc.                                                       115,433          878,121
      ---------------------------------------------------------------------------------------------
      General Motors Corp., Cl. H                                      23,100        1,134,788
      ---------------------------------------------------------------------------------------------
      Hewlett-Packard Co.                              (11)            15,000        1,256,250
      ---------------------------------------------------------------------------------------------
      Integrated Silicon Solution, Inc.                 (8)            30,600          512,072
      ---------------------------------------------------------------------------------------------
      Intel Corp.                                      (11)            55,400        3,143,950
      ---------------------------------------------------------------------------------------------
      Kyocera Corp.                                                    10,000          743,565
      ---------------------------------------------------------------------------------------------
      Philips Electronics NV                                           29,000        1,049,290

                                                       42

Oppenheimer Variable Account Funds - Oppenheimer Multiple Strategies Fund

December 31, 1995



                                                                                    Market Value
Common Stocks (Continued)                                               Shares      (Note 1)
-------------------------------------------------------------------------------------------------
Technology (Continued)
-------------------------------------------------------------------------------------------------
Electronics (Continued)
      ---------------------------------------------------------------------------------------------
      Samsung Electronics, GDS (New)                  (7)(8)              442       $   40,443
      ---------------------------------------------------------------------------------------------
      Samsung Electronics, GDR                        (7)(8)              128           11,712
      ---------------------------------------------------------------------------------------------
      Samsung Electronics, GDS                        (7)(8)           34,978        2,037,469
      ---------------------------------------------------------------------------------------------
      Samsung Electronics Ltd., Sponsored GDR            (7)              649           59,384
      ---------------------------------------------------------------------------------------------
      Texas Instruments, Inc.                                          10,000          517,500
      ---------------------------------------------------------------------------------------------
      VLSI Technology, Inc.                          (8)(11)           35,600          645,250
      ---------------------------------------------------------------------------------------------
      Xilinx, Inc.                                      (11)           18,200          555,100
                                                                                   ---------------
                                                                                    13,211,894
---------------------------------------------------------------------------------------------------
Telecommunications-Technology - 1.5%
      ---------------------------------------------------------------------------------------------
      Airtouch Communications, Inc.                      (8)           50,000        1,412,500
      ---------------------------------------------------------------------------------------------
      AT&T Corp.                                                        7,200          466,200
      ---------------------------------------------------------------------------------------------
      EchoStar Communications Corp., Cl. A                              6,600          120,038
      ---------------------------------------------------------------------------------------------
      ECI Telecommunications Ltd.                       (11)           51,000        1,163,438
      ---------------------------------------------------------------------------------------------
      Kinnevik Investments AB Free, Series B                           24,500          767,103
      ---------------------------------------------------------------------------------------------
      MCI Communications Corp.                          (11)           47,000        1,227,875
      ---------------------------------------------------------------------------------------------
      Tellabs, Inc.                                                    16,000          592,000
                                                                                   ----------------
                                                                                     5,749,154
---------------------------------------------------------------------------------------------------
Utilities - 1.3%
---------------------------------------------------------------------------------------------------
Electric Utilities - 0.4%
      ---------------------------------------------------------------------------------------------
      Public Service Enterprise Group, Inc.                            35,000        1,071,875
      ---------------------------------------------------------------------------------------------
      Verbund Oest Electriz                                             9,400          565,665
                                                                                   ----------------
                                                                                     1,637,540
---------------------------------------------------------------------------------------------------
Gas Utilities - 0.3%
      ---------------------------------------------------------------------------------------------
      Hong Kong & China Gas                                           293,760          473,014
      ---------------------------------------------------------------------------------------------
      Southwestern Energy Co.                                          60,000          765,000
                                                                                   ----------------
                                                                                     1,238,014
---------------------------------------------------------------------------------------------------
Telephone Utilities - 0.6%
      ---------------------------------------------------------------------------------------------
      BCE, Inc.                                                        33,000        1,138,500
      ---------------------------------------------------------------------------------------------
      US West Communications Group                                     28,000        1,001,000
                                                                                   ----------------
                                                                                     2,139,500
                                                                                   ----------------
      Total Common Stocks (Cost $142,464,823)                                      178,983,762
---------------------------------------------------------------------------------------------------
Preferred Stocks - 1.2%
---------------------------------------------------------------------------------------------------
      Alumax, Inc., $4.00 Cv., Series A                                 8,000        1,032,000
      ---------------------------------------------------------------------------------------------
      Cyprus Amax Minerals Co., $4.00 Cv., Series A                    24,000        1,422,000
      ---------------------------------------------------------------------------------------------
      Delta Air Lines, Inc., $3.50 Cv. Depositary Shares, Series C     13,200          783,750
      ---------------------------------------------------------------------------------------------
      K-III Communications Corp., Sr. Exchangeable, Series A           20,000          545,000
      ---------------------------------------------------------------------------------------------
      Pantry Pride, Inc., $14.875 Exchangeable, Series B                8,000          828,000
                                                                                   ----------------
      Total Preferred Stocks (Cost $4,053,627)                                       4,610,750
                                                                       Units
---------------------------------------------------------------------------------------------------
Rights, Warrants and Certificates - 0.0%
---------------------------------------------------------------------------------------------------
      American Telecasting, Inc. Wts., Exp. 6/99                        6,000           36,000
      ---------------------------------------------------------------------------------------------
      Gaylord Container Corp. Wts., Exp. 7/96                           9,232           69,240
      ---------------------------------------------------------------------------------------------
      Icon Health & Fitness, Inc. Wts., Exp. 11/99       (7)            1,000           25,000


Oppenheimer Variable Account Funds - Oppenheimer Multiple Strategies Fund

December 31, 1995


                                                                                    Market Value
                                                                        Shares      (Note 1)
-------------------------------------------------------------------------------------------------
Rights, Warrants and Certificates (Continued)
---------------------------------------------------------------------------------------------------
      People's Choice TV Corp. Wts., Exp. 6/00                            500      $     5,000
      ---------------------------------------------------------------------------------------------
      Terex Corp. Rts., Exp. 5/02                      (7)              4,000            8,000
                                                                                   ----------------
      Total Rights, Warrants and Certificates (Cost $20,771)                           143,240

                                                                        Principal
                                                                        Amount(1)
---------------------------------------------------------------------------------------------------
Repurchase Agreement - 13.7%
---------------------------------------------------------------------------------------------------
      Repurchase agreement with First Chicago Capital Markets,
      5.90%, dated 12/29/95, to be repurchased at $52,234,220
      on 1/2/96, collateralized by U.S. Treasury Nts.,
      5.125%-8.75%, 12/31/96-11/5/04, with a value of
      $28,334,538, U.S. Treasury Bonds, 6.25%-11.25%,
      8/15/03-8/15/23, with a  value of $17,171,411, and
      U.S. Treasury Bills maturing 11/14/96, with
      a value of $7,786,989(Cost $52,200,000)                     $52,200,000       52,200,000
      ---------------------------------------------------------------------------------------------
      Total Investments, at Value (Cost $336,724,928)                    99.4%     378,826,790
      ---------------------------------------------------------------------------------------------
      Other Assets Net of Liabilities                                     0.6        2,436,374
                                                                 --------------   ----------------
      Net Assets                                                       100.0%     $381,263,164
                                                                 ==============   ================

       1. Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
      AUD - Australian Dollar                      ITL - Italian Lira
      CAD - Canadian Dollar                        MXP - Mexican Peso
      DKK - Danish Krone                           PLZ - Polish Zloty
      GBP - British Pound Sterling                 ZAR - Zaire Makuta
       2.  Represents the current interest rate for a variable rate security.
       3.  Interest or dividend is paid in kind.
       4.  Represents the current interest rate for an increasing rate security.
       5. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
       6. Denotes a step bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.
       7. Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $5,766,383 or 1.51% of the Fund's net assets, at December 31, 1995.
       8.  Non-income producing security.
       9. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.
      10. Identifies issues considered to be illiquid--See Note 7 of Notes to Financial Statements.

Oppenheimer Variable Account Funds - Oppenheimer Multiple Strategies Fund

December 31, 1995
--------------------------------------------------------------------------------

11. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                        Shares Subject  Expiration         Exercise       Premium   Market Value
                                        To Call         Date               Price          Received  See Note 1
---------------------------------------------------------------------------------------------------------------
AMR Corp.                                     2,800     1/96               $ 80.00       $ 13,300     $   1,225
Advanced Micro Devices, Inc.                  6,400     1/96                 45.00         13,408           400
Aetna Life & Casualty Co.                     4,400     4/96                 75.00         11,143         5,500
American International Group, Inc.            2,400     2/96                 80.00         18,527        46,350
American Re Corp.                             9,600     7/96                 45.00         17,711        16,800
BMC Software, Inc.                           13,000     2/96                 50.00         45,108        17,875
Bay Networks, Inc.                            6,000     6/96                 50.00         41,069        28,500
Cabletron Systems, Inc.                       3,000     1/96                 60.00         13,035        61,500
Cheesecake Factory (The)                     13,000     1/96                 35.00         18,297         2,438
Consolidated Freightways, Inc.               12,200     6/96                 30.00         21,813        33,550
ECI Telecommunications Ltd.                  10,200     2/96                 22.50         21,368        22,950
Electronic Arts, Inc.                        10,800     3/96                 35.00         79,326         8,100
General Motors Corp                           4,400     6/96                 55.00         11,418        11,550
Genzyme Corp.                                 3,700     1/96                 65.00         19,313         6,013
Harnischfeger Industries, Inc.                5,200     2/96                 40.00          7,451           975
Harnischfeger Industries, Inc.                5,200     5/96                 35.00         10,894         8,775
Hewlett-Packard Co.                           3,000     5/96                105.00         18,659         6,375
IMC Global, Inc.                              7,600     1/96                 32.50          8,057        62,700
IMC Global, Inc.                              7,600     4/96                 37.50         16,510        38,000
Informix Corp.                                4,000     2/96                 35.00         14,880         4,000
Informix Corp.                                4,000     2/96                 40.00          9,130         1,750
Informix Corp.                                8,000     2/96                 27.50         25,379        34,000
Informix Corp.                                3,000     5/96                 35.00          6,660         9,000
Intel Corp.                                  11,000     4/96                 75.00         18,919         8,938
Louisiana-Pacific Corp.                       8,000     2/96                 25.00         19,259         9,500
Louisiana-Pacific Corp.                       8,000     2/96                 30.00          5,840         3,500
MCI Communications Corp.                     10,000     4/96                 30.00         12,200         5,000
Manor Care, Inc.                              8,200     1/96                 35.00          9,061         7,688
Medtronic, Inc.                               5,000     2/96                 60.00         19,849         4,375
Medtronic, Inc.                               4,000     5/96                 65.00         10,528         6,500
Merrill Lynch & Co., Inc.                     5,500     1/96                 55.00         20,459         2,063
Microsoft Corp.                               1,800     1/96                105.00         17,945           113
Microsoft Corp.                               1,800     1/96                115.00          9,396           113
Nellcor Puritan Bennett, Inc.                 6,600     4/96                 60.00         13,002        22,275
Owens-Corning Fiberglass Corp.                6,000     3/96                 45.00         10,320        13,875
Philip Morris Cos., Inc.                      4,000     3/96                 95.00         10,130         8,000
Sara Lee Corp.                               10,000     7/96                 35.00         13,449         8,750
Seagate Technology, Inc.                      6,000     6/96                 55.00         33,569        20,250
Sofamor Danek Group, Inc.                    18,000     6/96                 30.00         53,458        67,500
Structural Dynamics Research Corp.            2,400     2/96                 25.00          7,128        10,800
Structural Dynamics Research Corp.            7,200     5/96                 30.00         15,083        24,300
Sun Microsystems, Inc.                        7,600     1/96                 25.00         19,140       162,450
Sun Microsystems, Inc.                        6,000     4/96                 35.00         18,659        78,000
Sun Microsystems, Inc.                        7,000     7/96                 47.50         56,331        61,250
Symantec Corp.                               10,200     1/96                 30.00         30,293           638
Symantec Corp.                               10,200     1/96                 35.00         18,818         1,913


Oppenheimer Variable Account Funds - Oppenheimer Multiple Strategies Fund

December 31, 1995

                                        Shares Subject  Expiration         Exercise       Premium   Market Value
                                        To Call         Date               Price          Received  See Note 1
---------------------------------------------------------------------------------------------------------------

U.S. Healthcare, Inc.                         9,800     4/96               $ 47.50     $   31,555    $   28,175
VLSI Technology, Inc.                         6,400     4/96                 25.00         15,807         7,600
VLSI Technology, Inc.                        21,600     4/96                 40.00         99,249         4,050
Xilinx, Inc.                                  3,400     6/96                 35.00         19,872        15,725
Xilinx, Inc.                                  3,400     6/96                 30.00         14,348        22,525
Xerox Corp.                                   1,700     7/96                150.00         13,972         9,133
                                                                                       ----------    ----------
                                                                                       $1,100,095    $1,043,325
                                                                                       ===========   ==========

                  See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund

Statement of Investments
December 31, 1995


                                                                                    Market Value
                                                              Shares                See Note 1
-------------------------------------------------------------------------------------------------
Common Stocks - 95.7%
-------------------------------------------------------------------------------------------------
Basic Materials - 1.4%
-------------------------------------------------------------------------------------------------
Chemicals - 0.4%
      Minerals Technologies, Inc.                                      40,000       $1,460,000
      -------------------------------------------------------------------------------------------
Gold - 0.4%
      -------------------------------------------------------------------------------------------
      Newmont Mining Corp.                                             33,000        1,493,250
-------------------------------------------------------------------------------------------------
Metals - 0.3%
      -------------------------------------------------------------------------------------------
      Freeport-McMoRan Copper & Gold, Inc., Cl. B                      37,000        1,040,625
-------------------------------------------------------------------------------------------------
Paper - 0.3%
      -------------------------------------------------------------------------------------------
      Aracruz Celulose SA, Sponsored ADR, Cl. B                       125,000          968,750
-------------------------------------------------------------------------------------------------
Consumer Cyclicals - 8.7%
-------------------------------------------------------------------------------------------------
Autos & Housing - 2.7%
      -------------------------------------------------------------------------------------------
      Ciadea SA                                                       199,998        1,040,195
      -------------------------------------------------------------------------------------------
      General Motors Corp.                                             19,000        1,004,625
      -------------------------------------------------------------------------------------------
      Mahindra & Mahindra Ltd., GDR                  (1)(2)           200,000        1,183,020
      -------------------------------------------------------------------------------------------
      Mitsubishi Motors Corp.                                         400,000        3,261,217
      -------------------------------------------------------------------------------------------
      Volkswagen AG                                                    10,000        3,360,635
                                                                                    -------------
                                                                                     9,849,692
-------------------------------------------------------------------------------------------------
Leisure & Entertainment - 0.6%
-------------------------------------------------------------------------------------------------
      Filmes Lusomundo SA                                             205,200        2,197,808
-------------------------------------------------------------------------------------------------
Media - 1.4%
      -------------------------------------------------------------------------------------------
      Grupo Televisa SA, Sponsored ADR                  (2)            10,900          245,250
      -------------------------------------------------------------------------------------------
      News Corp. Ltd., ADR                                            150,000        3,206,250
      -------------------------------------------------------------------------------------------
      United International Holdings, Inc., Cl. A        (1)            97,000        1,430,750
                                                                                    -------------
                                                                                     4,882,250
-------------------------------------------------------------------------------------------------
Retail:  General - 1.7%
      -------------------------------------------------------------------------------------------
      Ito-Yokado Co., Ltd.                                             55,000        3,391,123
      -------------------------------------------------------------------------------------------
      Wal-Mart Stores, Inc.                                           120,000        2,685,000
                                                                                    -------------
                                                                                     6,076,123
-------------------------------------------------------------------------------------------------
Retail:  Specialty - 2.3%
      -------------------------------------------------------------------------------------------
      FamilyMart Co.                                                   45,000        2,032,929
      -------------------------------------------------------------------------------------------
      Giordano International Ltd.                                   1,700,000        1,451,125
      -------------------------------------------------------------------------------------------
      Jurong Shipyard Ltd.                                            140,000        1,078,852
      -------------------------------------------------------------------------------------------
      Jusco Co.                                                        85,000        2,216,639
      -------------------------------------------------------------------------------------------
      Moebel Walther AG, Preference                                     7,312          240,110
      -------------------------------------------------------------------------------------------
      Prodega AG                                                          960        1,209,750
                                                                                    -------------
                                                                                     8,229,405
-------------------------------------------------------------------------------------------------
Consumer Non-Cyclicals - 20.9%
-------------------------------------------------------------------------------------------------
Beverages - 2.7%
      -------------------------------------------------------------------------------------------
      Allied Domecq PLC                                               274,400        2,236,675
      -------------------------------------------------------------------------------------------
      Cadbury Schweppes PLC                                           400,000        3,300,827
      -------------------------------------------------------------------------------------------
      Hellenic Bottling Co., SA                                        28,300          927,095
      -------------------------------------------------------------------------------------------
      LVMH Moet Hennessy Louis Vuitton                                 15,000        3,128,593
                                                                                    -------------
                                                                                     9,593,190
-------------------------------------------------------------------------------------------------
Food - 3.7%
      -------------------------------------------------------------------------------------------
      Groupe Danone                                                    20,000        3,304,449
      -------------------------------------------------------------------------------------------
      Molinos Rio de la Plata SA, Cl. B                               301,343        2,471,490
      -------------------------------------------------------------------------------------------
      Nestle SA                                                         4,000        4,435,750
      -------------------------------------------------------------------------------------------
      PT Indofood Sukses Makmur                           (1)         417,750        2,009,795


Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund

December 31, 1995


                                                                                 Market Value
Common Stocks (Continued)                                Shares                  See Note 1
-------------------------------------------------------------------------------------------------
Consumer Non-Cyclicals (Continued)
-------------------------------------------------------------------------------------------------
Food (Continued)
      -------------------------------------------------------------------------------------------
      Universal Robina Corp.                                        2,500,000   $    1,239,079
                                                                                -----------------
                                                                                    13,460,563
-------------------------------------------------------------------------------------------------
Healthcare/Drugs - 9.0%
      -------------------------------------------------------------------------------------------
      Amgen, Inc.                                                      40,000        2,375,000
      -------------------------------------------------------------------------------------------
      Astra AB Free, Series A                                         100,000        3,998,669
      -------------------------------------------------------------------------------------------
      Ciba-Geigy AG                                                    10,000        8,821,093
      -------------------------------------------------------------------------------------------
      Genzyme Corp.                                     (1)            60,000        3,742,500
      -------------------------------------------------------------------------------------------
      Johnson & Johnson                                                11,500          984,687
      -------------------------------------------------------------------------------------------
      Pharmavit GDS                                     (5)           114,000        1,368,000
      -------------------------------------------------------------------------------------------
      Plant Genetics Systems                         (1)(3)            89,104        1,061,140
      -------------------------------------------------------------------------------------------
      Sankyo Co. Ltd.                                                 140,000        3,148,761
      -------------------------------------------------------------------------------------------
      Sanofi SA                                                        77,998        5,006,479
      -------------------------------------------------------------------------------------------
      Taisho Pharmaceutical Co.                                       100,000        1,977,670
                                                                                -----------------
                                                                                    32,483,999
-------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services - 3.6%
      -------------------------------------------------------------------------------------------
      Olympus Optical Co., Ltd.                                       200,000        1,938,892
      -------------------------------------------------------------------------------------------
      Pharmacia & Upjohn, Inc.                          (1)            25,500          988,125
      -------------------------------------------------------------------------------------------
      Rhoen Klinikum AG, Non-vtg. Preference                            7,920          691,690
      -------------------------------------------------------------------------------------------
      Stryker Corp.                                                    19,000          997,500
      -------------------------------------------------------------------------------------------
      U.S. Healthcare, Inc.                                            60,000        2,790,000
      -------------------------------------------------------------------------------------------
      United Healthcare Corp.                                          65,000        4,257,500
      -------------------------------------------------------------------------------------------
      United States Surgical Corp.                                     60,000        1,282,500
                                                                                -----------------
                                                                                    12,946,207
-------------------------------------------------------------------------------------------------
Household Goods - 0.9%
      -------------------------------------------------------------------------------------------
      Kao Corp.                                                       250,000        3,102,228
-------------------------------------------------------------------------------------------------
Tobacco - 1.0%
      -------------------------------------------------------------------------------------------
      B.A.T. Industries PLC                                           400,000        3,524,401
-------------------------------------------------------------------------------------------------
Energy - 3.3%
-------------------------------------------------------------------------------------------------
Energy Services & Producers - 3.0%
      -------------------------------------------------------------------------------------------
      Baker Hughes, Inc.                                               80,000        1,950,000
      -------------------------------------------------------------------------------------------
      Coflexip SA, Sponsored ADR                                      105,000        1,981,875
      -------------------------------------------------------------------------------------------
      Compagnie Generale de Geophysique SA                (1)          24,060          792,098
      -------------------------------------------------------------------------------------------
      Global Marine, Inc.                                 (1)         117,500        1,028,125
      -------------------------------------------------------------------------------------------
      Transocean AS                                       (1)         292,360        5,067,135
                                                                                -----------------
                                                                                    10,819,233
-------------------------------------------------------------------------------------------------
Oil-Integrated - 0.3%
      -------------------------------------------------------------------------------------------
      Unocal Corp.                                                     34,000          990,250
-------------------------------------------------------------------------------------------------
Financial - 17.4%
-------------------------------------------------------------------------------------------------
Banks - 4.9%
      -------------------------------------------------------------------------------------------
      Banco Bradesco SA, Preference                               150,000,000        1,311,839
      -------------------------------------------------------------------------------------------
      Banco de Galicia Y Buenos Aires, ADR                             71,000        1,464,375
      -------------------------------------------------------------------------------------------
      Banco Frances del Rio de la Plata SA, ADR                        55,000        1,478,125
      -------------------------------------------------------------------------------------------
      Banco Wiese, Sponsored ADR                                           60              375
      -------------------------------------------------------------------------------------------
      Chase Manhattan Corp.                                            50,000        3,031,250
      -------------------------------------------------------------------------------------------
      Citicorp                                                         45,000        3,026,250
      -------------------------------------------------------------------------------------------
      HSBC Holdings PLC                                               126,101        1,908,166
      -------------------------------------------------------------------------------------------
      Northern Trust Corp.                                             18,700        1,047,200
      -------------------------------------------------------------------------------------------
      Skandinaviska Enskilda Banken Group                             250,000        2,074,781


Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund

December 31, 1995


                                                                                 Market Value
Common Stocks (Continued)                                           Shares       See Note 1
-------------------------------------------------------------------------------------------------
Financial (Continued)
-------------------------------------------------------------------------------------------------
Banks (Continued)
      -------------------------------------------------------------------------------------------
      Turkiye Garanti Bankasi AS (New)                    (2)         288,000   $    2,411,885
                                                                                -----------------
                                                                                    17,754,246
-------------------------------------------------------------------------------------------------
Diversified Financial - 5.1%
      -------------------------------------------------------------------------------------------
      ABN Amro Holding NV                                              70,000        3,192,162
      -------------------------------------------------------------------------------------------
      American Express Co.                                             24,500        1,013,687
      -------------------------------------------------------------------------------------------
      First NIS Regional Fund                         (2)(4)          180,000        1,080,000
      -------------------------------------------------------------------------------------------
      Internationale Nederlanden Groep NV                              35,000        2,340,627
      -------------------------------------------------------------------------------------------
      IRSA Inversiones y Representaciones, SA                       1,028,807        2,593,094
      -------------------------------------------------------------------------------------------
      MBNA Corp.                                                       50,000        1,843,750
      -------------------------------------------------------------------------------------------
      Nomura Securities Co. Ltd.                                      300,000        6,543,762
                                                                                -----------------
                                                                                    18,607,082
-------------------------------------------------------------------------------------------------
Insurance - 7.4%
      -------------------------------------------------------------------------------------------
      American International Group, Inc.                               35,000        3,237,500
      -------------------------------------------------------------------------------------------
      Mapfre Vida Seguros                                              25,000        1,483,727
      -------------------------------------------------------------------------------------------
      Marschollek, Lautenschlaeger und Partner AG                       5,587        3,864,472
      -------------------------------------------------------------------------------------------
      National Mutual Asia Ltd.                                     2,634,000        2,384,656
      -------------------------------------------------------------------------------------------
      Reinsurance Australia Corp. Ltd.                              4,500,200        9,975,702
      -------------------------------------------------------------------------------------------
      Skandia Forsakrings AB                                          100,000        2,708,532
      -------------------------------------------------------------------------------------------
      Swiss Reinsurance                                                 2,500        2,915,741
                                                                                -----------------
                                                                                    26,570,330
-------------------------------------------------------------------------------------------------
Industrial - 17.8%
-------------------------------------------------------------------------------------------------
Electrical Equipment - 2.9%
      -------------------------------------------------------------------------------------------
      Murata Mfg. Co. Ltd.                                            140,000        5,157,454
      -------------------------------------------------------------------------------------------
      Ushio, Inc.                                                     100,000        1,192,419
      -------------------------------------------------------------------------------------------
      Yokogawa Electric Corp.                                         425,000        4,021,263
                                                                                -----------------
                                                                                    10,371,136
-------------------------------------------------------------------------------------------------
Industrial Services - 6.5%
      -------------------------------------------------------------------------------------------
      BIS SA                                              (1)          81,025        6,014,276
      -------------------------------------------------------------------------------------------
      IHC Caland NV                                                    80,000        2,694,965
      -------------------------------------------------------------------------------------------
      JGC Corp.                                                       300,000        3,170,089
      -------------------------------------------------------------------------------------------
      Plettac AG                                                       10,000        2,480,303
      -------------------------------------------------------------------------------------------
      VBH-Vereinigter Baubeschlag Handel AG                            24,700        6,902,927
      -------------------------------------------------------------------------------------------
      WMX Technologies, Inc.                                           80,000        2,390,000
                                                                                    -------------
                                                                                    23,652,560
-------------------------------------------------------------------------------------------------
Manufacturing - 7.5%
       -------------------------------------------------------------------------------------------
      Bobst Bearers AG                                                  2,000        3,128,664
      -------------------------------------------------------------------------------------------
      Gildemeister AG                                     (1)          13,862        1,259,057
      -------------------------------------------------------------------------------------------
      Measurex Corp.                                                   63,800        1,802,350
      -------------------------------------------------------------------------------------------
      Mitsubishi Heavy Industries Ltd.                                250,000        1,994,635
      -------------------------------------------------------------------------------------------
      Mori Seiki Co. Ltd.                                             160,000        3,614,095
      -------------------------------------------------------------------------------------------
      Powerscreen International PLC                                 1,330,100        8,002,313
      -------------------------------------------------------------------------------------------
      Traub AG                                            (1)          33,750        3,065,444
      -------------------------------------------------------------------------------------------
      Valmet Corp., Cl. A                                             170,000        4,267,612
                                                                                -----------------
                                                                                    27,134,170
-------------------------------------------------------------------------------------------------
Transportation - 0.9%
      -------------------------------------------------------------------------------------------
      Brambles Industries Ltd.                                        180,000        2,008,441
      -------------------------------------------------------------------------------------------
      Lisnave-Estaleiros Navais de Lisbona SA             (1)         450,950        1,267,856
                                                                                -----------------
                                                                                     3,276,297


Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund

December 31, 1995


                                                                                 Market Value
Common Stocks (Continued)                                           Shares       See Note 1
-------------------------------------------------------------------------------------------------
Technology - 20.3%
-------------------------------------------------------------------------------------------------
Computer Hardware - 4.4%
      -------------------------------------------------------------------------------------------
      Cabletron Systems, Inc.                             (1)          45,000    $   3,645,000
      -------------------------------------------------------------------------------------------
      Digital Equipment Corp.                             (1)          60,000        3,847,500
      -------------------------------------------------------------------------------------------
      International Business Machines Corp.                            35,000        3,211,250
      -------------------------------------------------------------------------------------------
      Olivetti & C. SpA                                   (1)       5,000,000        4,012,231
      -------------------------------------------------------------------------------------------
      QUALCOMM, Inc.                                      (1)          25,000        1,075,000
                                                                                 ----------------
                                                                                    15,790,981
-------------------------------------------------------------------------------------------------
Computer Software - 5.5%
      -------------------------------------------------------------------------------------------
      Baan Co. NV                                         (1)          30,000        1,357,500
      -------------------------------------------------------------------------------------------
      CSK Corp.                                                        50,000        1,565,656
      -------------------------------------------------------------------------------------------
      First Data Corp.                                                 87,118        5,826,016
      -------------------------------------------------------------------------------------------
      Ines Corp.                                          (1)          60,000        1,099,352
      -------------------------------------------------------------------------------------------
      Nintendo Co. Ltd.                                               110,000        8,371,167
      -------------------------------------------------------------------------------------------
      Novell, Inc.                                        (1)         119,800        1,707,150
                                                                                 ----------------
                                                                                    19,926,841
-------------------------------------------------------------------------------------------------
Electronics - 6.5%
      -------------------------------------------------------------------------------------------
      General Motors Corp., Cl. H                                      40,000        1,965,000
      -------------------------------------------------------------------------------------------
      Intel Corp.                                                      20,000        1,135,000
      -------------------------------------------------------------------------------------------
      Keyence Corp.                                                    25,000        2,884,102
      -------------------------------------------------------------------------------------------
      Matsushita Electric Industrial Co. Ltd.             (1)         180,000        2,931,605
      -------------------------------------------------------------------------------------------
      National Semiconductor Corp.                        (1)         150,000        3,337,500
      -------------------------------------------------------------------------------------------
      Philips Electronics NV                                          100,000        3,618,241
      -------------------------------------------------------------------------------------------
      Rohm Co.                                                         45,000        2,543,342
      -------------------------------------------------------------------------------------------
      SGS-Thomson Microelectronics NV                     (1)         129,400        5,208,350
                                                                                 ----------------
                                                                                    23,623,140
-------------------------------------------------------------------------------------------------
Telecommunications-Technology - 3.9%
      -------------------------------------------------------------------------------------------
      Airtouch Communications, Inc.                       (1)          70,000        1,977,500
      -------------------------------------------------------------------------------------------
      Hong Kong Telecommunications Ltd.                             1,176,400        2,099,645
      -------------------------------------------------------------------------------------------
      Korea Mobile Telecommunications Corp.                             3,000        3,380,740
      -------------------------------------------------------------------------------------------
      Millicom International Cellular SA                  (1)         121,678        3,711,179
      -------------------------------------------------------------------------------------------
      Millicom, Inc.                                      (1)          25,000              --
      -------------------------------------------------------------------------------------------
      Petersburg Long Distance, Inc.                      (1)         187,000          888,250
      -------------------------------------------------------------------------------------------
      Technology Resources Industries Berhad              (1)         650,000        1,920,121
                                                                                -----------------
                                                                                    13,977,435
-------------------------------------------------------------------------------------------------
Utilities - 5.9%
-------------------------------------------------------------------------------------------------
Electric Utilities - 0.5%
      -------------------------------------------------------------------------------------------
      Korea Electric Power Co.                                         50,000        1,985,240
-------------------------------------------------------------------------------------------------
Gas Utilities - 1.3%
      -------------------------------------------------------------------------------------------
      Hong Kong & China Gas                                         2,000,000        3,220,410
      -------------------------------------------------------------------------------------------
      Transportadora de Gas del Sur SA                                 99,300        1,278,488
                                                                                -----------------
                                                                                     4,498,898
-------------------------------------------------------------------------------------------------
Telephone Utilities - 4.1%
      -------------------------------------------------------------------------------------------
      Compania de Telefonos de Chile SA                                27,500        2,279,063
      -------------------------------------------------------------------------------------------
      Tele Danmark AS, B Shares                                        30,000        1,640,261
      -------------------------------------------------------------------------------------------
      Telecom Italia Mobile SpA                           (1)         669,600        1,179,736
      -------------------------------------------------------------------------------------------
      Telecom Italia SpA                                            1,446,000        2,251,401
      -------------------------------------------------------------------------------------------
      Telecomunicacoes Brasileiras SA, Preference                   5,800,000          279,283


Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund

December 31, 1995


                                                                                  Market Value
Common Stocks (Continued)                                             Shares      See Note 1
-------------------------------------------------------------------------------------------------
Utilities (Continued)
-------------------------------------------------------------------------------------------------
Telephone Utilities (Continued)
      -------------------------------------------------------------------------------------------
      Telefonica del Peru SA, Cl. B                                 3,400,031    $   7,291,810
                                                                                -----------------
                                                                                    14,921,554
                                                                                -----------------

      Total Common Stocks (Cost $321,681,583)                                      345,207,884

                                                                 Units
-------------------------------------------------------------------------------------------------
Rights, Warrants and Certificates - 0.0%
-------------------------------------------------------------------------------------------------
      American Satellite Network, Inc. Wts., Exp. 6/99                  6,250                --
      -------------------------------------------------------------------------------------------
      Banco Bradesco SA Rts., Exp. 1/96                             3,507,301                --
      -------------------------------------------------------------------------------------------
      Plant Genetics, Inc. Wts., Exp. 12/99              (3)           60,000          119,402
                                                                                -----------------

      Total Rights, Warrants and Certificates (Cost $0)                                119,402

                                                                       Principal
                                                                        Amount(1)
-------------------------------------------------------------------------------------------------
Repurchase Agreement - 4.8%
-------------------------------------------------------------------------------------------------
      Repurchase agreement with First Chicago Capital Markets,
      5.90%, dated 12/29/95, to be repurchased at $17,311,341
      on 1/2/96, collateralized by U.S. Treasury Nts., 5.125%-8.75%,
      12/31/96-11/5/04, with a value of $9,390,565, U.S. Treasury Bonds,
      6.25%-11.25%, 8/15/03-8/15/23, with a value of $5,690,908, and U.S. Treasury Bills maturing 11/14/96, with a value
      of $2,580,745 (Cost $17,300,000)                               $ 17,300,000      17,300,000
      -------------------------------------------------------------------------------------------
      Total Investments, at Value (Cost $338,981,583)                       100.5%    362,627,286
      -------------------------------------------------------------------------------------------
      Liabilities in Excess of Other Assets                                  (0.5)     (1,648,453)
                                                                            -------  ------------
      Net Assets                                                            100.0%   $360,978,833
                                                                            =======  ============

      1.  Non-income producing security.
      2. Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $4,920,155 or 1.36% of the Fund's net assets, at December 31, 1995.
      3. Identifies issues considered to be illiquid - See Note 7 of Notes to Financial Statements.
      4. First NIS Regional Fund, a closed end fund listed on the Luxembourg
      Stock Exchange, is offered in installments. The Fund has entered the first and second installments (70% of the total commitment). The third installment is provisional and may be postponed indefinitely at the discretion of the Board of NIS Fund.
      5. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 1995. The aggregate fair value of all securities of affiliated companies as of December 31, 1995 amounted to $1,368,000. Transactions during the period in which the issuer was an affiliate are as follows:



                        Balance                                                        Balance
                        December 31, 1994     Gross Additions    Gross    Reductions   December 31, 1995
                        -------------------------------------    ---------------------------------------       Dividend
                        Shares    Cost        Shares     Cost    Shares     Cost       Shares    Cost          Income
------------------------------------------------------------------------------------------------------------------------
Forsheda Group AB,
Series B                100,000   $1,200,236      --   $  --      100,000   $1,200,236     --     $      --     $ 46,900
Pharmavit GDS           100,000    1,300,000   24,000   216,000    10,000      115,000   114,000    1,401,000     15,263
                                  ----------            -------             ----------            ------------  --------
                                  $2,500,236           $216,000             $1,315,236            $ 1,401,000   $ 62,163
                                  ==========           ========             ==========            ===========   ========


      See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund

Statement of Investments
December 31, 1995

                                                                 Principal       Market Value
                                                                 Amount(1)       (Note 1)
----------------------------------------------------------------------------------------------
Certificates of Deposit - 3.8%
      Canadian Imperial Bank CD, Zero Coupon,
      28.674%, 2/8/96                                 (2)(3) HUF   $ 33,025,000    $  235,034
      ----------------------------------------------------------------------------------------
      Citibank CD:
      13%, 5/6/96                                        (2) CLP     74,934,666       184,279
      27.40%, 3/22/96                                    (2) HUF     34,877,500       255,278
      ----------------------------------------------------------------------------------------
      CS First Boston, Inc. CD, 15.75%, 6/11/96       (2)(4) IDR    667,200,000       291,809
      ----------------------------------------------------------------------------------------
      Indonesia (Republic of) Bank Negara CD, Zero
      Coupon, 15.914%, 6/17/96                        (2)(3) IDR    500,000,000       201,253
      ----------------------------------------------------------------------------------------
      Krungthai Thanakit CD, Zero Coupon:
      11.533%, 2/29/96                                (2)(3) THB      6,500,000       251,931
      11.668%, 2/29/96                                (2)(3) THB      3,500,000       135,655
      11.292%, 3/13/96                                (2)(3) THB     19,000,000       736,565
                                                                                  ------------
      Total Certificates of Deposit (Cost $2,323,164)                               2,291,804

----------------------------------------------------------------------------------------------
Mortgage-Backed Obligations - 5.8%
----------------------------------------------------------------------------------------------
Government Agency - 3.9%
----------------------------------------------------------------------------------------------
FHLMC/FNMA/Sponsored - 2.6%
      ----------------------------------------------------------------------------------------
      Federal Home Loan Mortgage Corp., Series 176, Cl. F,
      8.95%, 3/15/20                                                   40,342           40,720
      ----------------------------------------------------------------------------------------
      Federal National Mortgage Assn.:
      7.50%, 8/1/25                                                 1,175,762        1,204,780
      Collateralized Mtg. Obligations, Series 1992-103,
      Cl. JB, 10/50%, 11/25/20                                        130,000          154,821
      Series 1994-83, Cl. Z, 7.50%, 6/25/24                           178,988          175,296
                                                                                  ------------
                                                                                     1,575,617
----------------------------------------------------------------------------------------------
GNMA/Guaranteed - 1.3%
      ----------------------------------------------------------------------------------------
      Government National Mortgage Assn., 6%, 11/20/25                747,956          755,436
----------------------------------------------------------------------------------------------
Private - 1.9%
----------------------------------------------------------------------------------------------
Commercial - 1.5%
      ----------------------------------------------------------------------------------------
      FDIC Trust, Gtd. Real Estate Mtg. Investment Conduit Pass-
      Through Certificates, Series 1994-C1, Cl. 2-G, 8.70%,
      9/25/25                                            (4)          153,594          160,170
      ----------------------------------------------------------------------------------------
      Merrill Lynch Mortgage Investors, Inc., Mtg.
      Pass-Through Certificates, Series 1995-C2,
      Cl. D, 8.06%, 6/15/21                               (5)         496,835          509,644
      ----------------------------------------------------------------------------------------
      Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates:
      Series 1991-M6, Cl. B4, 7.477%, 6/25/21             (5)          37,880           37,869
      Series 1992-CHF, Cl. D, 8.25%, 12/25/20                         126,259          130,383
      Series 1993-C1, Cl. D, 9.45%, 5/25/24                            91,000           96,773
                                                                                  ------------
                                                                                       934,839
----------------------------------------------------------------------------------------------
Multi-Family - 0.4%
      ----------------------------------------------------------------------------------------
      Resolution Trust Corp., Commercial Mtg. Pass-Through
      Certificates, Series 1994-C2, Cl. E, 8%, 4/25/25                236,608          223,299
                                                                                  ------------

      Total Mortgage-Backed Obligations (Cost $3,324,532)                            3,489,191


Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund

December 31, 1995

                                                                 Principal       Market Value
                                                                 Amount(1)        (Note 1)
----------------------------------------------------------------------------------------------
U.S. Government Obligations - 29.0%
----------------------------------------------------------------------------------------------
Treasury - 29.0%
----------------------------------------------------------------------------------------------
      U.S. Treasury Bonds:
      11.625%, 11/15/02                                          $  4,300,000      $ 5,799,625
      13.125%, 5/15/01                                              2,800,000        3,796,623
      6.875%, 8/15/25                                               1,200,000        1,354,124
      8.125%, 8/15/19                                                 163,000          205,024
      ----------------------------------------------------------------------------------------
      U.S. Treasury Nts.:
      8.75%, 8/15/00                                                2,125,000        2,415,194
      9.25%, 1/15/96                                                3,500,000        3,509,842
      9.375%, 4/15/96                                                 318,000          321,875
                                                                                  ------------

      Total U.S. Government Obligations (Cost $16,639,999)                          17,402,307

----------------------------------------------------------------------------------------------
Foreign Government Obligations - 30.1%
----------------------------------------------------------------------------------------------
Argentina - 0.5%
      ----------------------------------------------------------------------------------------
      Argentina (Republic of):
      Medium-Term Nts., 8%, 8/9/97                        NLG         400,000          247,662
      Bonds, Bonos del Tesoro, Series II, 5.898%,
      9/1/97                                             (5)           30,000           28,984
                                                                                  ------------
                                                                                       276,646
----------------------------------------------------------------------------------------------
Australia - 2.3%
      ----------------------------------------------------------------------------------------
      New South Wales Treasury Corp. Gtd. Exch.
      Bonds, 12% 12/1/01                                  AUD         140,000          123,469
      ----------------------------------------------------------------------------------------
      Queensland Treasury Corp. Gtd. Nts., 8%,
      8/14/01                                             AUD       1,068,000          795,672
      ----------------------------------------------------------------------------------------
      Treasury Corp. of Victoria Gtd. Bonds, 10.25%,
      11/15/06                                            AUD          90,000           75,095
      ----------------------------------------------------------------------------------------
      Western Australia Treasury Corp. Gtd. Bonds,
      10%, 7/15/05                                        AUD         450,000          368,968
                                                                                  ------------
                                                                                     1,363,204
----------------------------------------------------------------------------------------------
Brazil - 1.4%
      ----------------------------------------------------------------------------------------
      Brazil (Federal Republic of):
      Eligible Interest Bonds, 6.812%, 4/15/06           (5)          500,000          343,750
      Interest Due and Unpaid Bonds, 6.688%, 1/1/01      (5)          522,500          450,003
      ----------------------------------------------------------------------------------------
      Petroquimica do Nordeste Sr. Unsec. Unsub. Nts.,
      9.50%, 10/19/01                                                 50,000           46,437
                                                                                  ------------
                                                                                       840,190
----------------------------------------------------------------------------------------------
Bulgaria - 0.8%
      ----------------------------------------------------------------------------------------
      Bulgaria (Republic of) Interest Arrears Bonds,
      6.75%, 7/28/11                                  (5)(6)       1,000,000          463,750
----------------------------------------------------------------------------------------------
Canada - 3.2%
      ----------------------------------------------------------------------------------------
      Canada (Government of) Bonds:
      10.25%, 12/1/98                                     CAD         320,000          260,206
      10.25%, 3/1/96                                      CAD         180,000          133,274
      9%, 12/1/04                                         CAD         460,000          380,792
      Series A33, 11.50%, 9/1/00                          CAD       1,170,000        1,027,961
      9.75%, 10/1/97                                      CAD         180,000          140,585
                                                                                  ------------
                                                                                     1,942,818
----------------------------------------------------------------------------------------------
Colombia - 0.4%
      ----------------------------------------------------------------------------------------
      Colombia (Republic of) 1989-1990 Integrated
      Loan Facility Bonds, 6.875%, 7/1/01               (5)(7)        257,160          239,159

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund

December 31, 1995

                                                                 Principal        Market Value
Foreign Government Obligations (Continued)                       Amount(1)        (Note 1)
----------------------------------------------------------------------------------------------
Costa Rica - 0.5%
      ----------------------------------------------------------------------------------------
      Central Bank of Costa Rica Principal Bonds,
      Series A, 6.25%, 2/21/10                                   $    500,000      $   310,000
----------------------------------------------------------------------------------------------
Denmark -2.0%
      ----------------------------------------------------------------------------------------
      Denmark (Kingdom of) Bonds:
      7%, 11/10/24                                        DKK       1,600,000          257,534
      8%, 3/15/06                                         DKK       1,000,000          190,281
      8%, 5/15/03                                         DKK       4,000,000          767,332
                                                                                  ------------
                                                                                     1,215,147
----------------------------------------------------------------------------------------------
Ecuador - 0.7%
      ----------------------------------------------------------------------------------------
      Ecuador (Republic of) Disc. Bonds, 6.812%,
      2/28/25                                            (5)          800,000          407,000
----------------------------------------------------------------------------------------------
France - 0.2%
      ----------------------------------------------------------------------------------------
      France (Government of) Obligation Assimilable
      du Tresor Debs.:
      8.50%, 10/25/08                                     FRF         200,000           46,782
      8.50%, 4/25/03                                      FRF         200,000           45,722
                                                                                  ------------
                                                                                        92,504
----------------------------------------------------------------------------------------------
Germany - 1.2%
      ----------------------------------------------------------------------------------------
      Germany (Republic of) Bonds:
      7.75%, 10/1/04                                      DEM         480,000          368,465
      Series 86, 6%, 6/20/16                              DEM         100,000           64,327
      Series 94, 7.50%. 11/11/04                          DEM         400,000          307,809
                                                                                  ------------
                                                                                       740,601
----------------------------------------------------------------------------------------------
Great Britain - 1.5%
      ----------------------------------------------------------------------------------------
      United Kingdom:
      Treasury Nts., 9.50%, 4/18/05                       GBP          70,000          123,286
      GILT, 10%, 9/8/03                                   GBP         425,000          765,432
                                                                                  ------------
                                                                                       888,718
----------------------------------------------------------------------------------------------
Italy - 2.7%
      ----------------------------------------------------------------------------------------
      Italy (Republic of) Treasury Bonds, Buoni
      del Tesoro Poliennali:
      10.50%, 7/15/00                                     ITL     315,000,000          200,151
      11.50%, 3/1/03                                      ITL     965,000,000          634,757
      10.50%, 7/15/98                                     ITL   1,260,000,000          800,129
                                                                                  ------------
                                                                                     1,635,037
----------------------------------------------------------------------------------------------
Jamaica - 0.1%
      ----------------------------------------------------------------------------------------
      Jamaica (Government of) 1990 Refinancing
      Agreement Nts., Tranche A, 6.75%, 10/16/00        (5)(7)         87,500           78,750
----------------------------------------------------------------------------------------------
Jordan - 0.9%
      ----------------------------------------------------------------------------------------
      Hashemite Kingdom of Jordan:
      Disc. Bonds, 6.437%, 12/23/23                      (5)          500,000          310,000
      Par Bonds, 4%, 12/23/23                            (8)          500,000          241,875
                                                                                  ------------
                                                                                       551,875
----------------------------------------------------------------------------------------------
Mexico - 1.6%
      ----------------------------------------------------------------------------------------
      Banco Nacional de Comercio Exterior SNC:
      International Finance BV Gtd. Bonds, 10.875%,
      6/23/97                                         (4)(5)           250,000          254,687
      Zero Coupon, 10.58%, 6/5/96                     (3)(4)           200,000          190,700

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund

December 31, 1995


                                                                    Principal     Market Value
Foreign Government Obligations (Continued)                          Amount(1)       (Note 1)
----------------------------------------------------------------------------------------------
Mexico (Continued)
      ----------------------------------------------------------------------------------------
      United Mexican States:
      Banco Nacional de Comercio Exterior SNC
      International Finance Bv Gtd. MatadorBonds,
      7.50%, 7/1/00                                                 $ 235,000       $  202,100
      Combined Facility 3, Loan Participation
      Agreement, Tranche A, 6.50%, 9/20/97            (5)(7)          123,840           93,809
      Petroleos Mexicanos Gtd. Medium-Term Nts.,
      7.60%, 6/15/00                                                  100,000           89,750
      Petroleos Mexicanos Gtd. Unsec. Unsub. Nts.,
      7.875%, 3/2/99                                      CAD         200,000          138,213
                                                                                  ------------
                                                                                       969,259
----------------------------------------------------------------------------------------------
Morocco - 1.3%
      ----------------------------------------------------------------------------------------
      Morocco (Kingdom of) Loan Participation Agreement:
      Tranche A, 6.594%, 1/1/09                          (5)        1,100,000          732,875
      Tranche B, 6.521%, 1/1/04                          (5)          50,000           37,625
                                                                                  ------------
                                                                                       770,500
----------------------------------------------------------------------------------------------
New Zealand - 1.9%
      ----------------------------------------------------------------------------------------
      New Zealand (Republic of) Bonds:
      10%, 3/15/02                                        NZD       1,385,000        1,024,323
      10%, 7/15/97                                        NZD         155,000          104,140
                                                                                  ------------
                                                                                     1,128,463
----------------------------------------------------------------------------------------------
Norway - 0.7%
      ----------------------------------------------------------------------------------------
      Norwegian Government Bonds:
      5.75%, 11/30/04                                     NOK       1,160,000          175,473
      9.50%, 10/31/02                                     NOK       1,435,000          268,859
                                                                                  ------------
                                                                                       444,332
----------------------------------------------------------------------------------------------
Panama - 0.4%
      ----------------------------------------------------------------------------------------
      Panama (Republic of) Debs., 6.75%, 5/10/02         (5)          250,000          214,219
----------------------------------------------------------------------------------------------
Poland - 0.3%
      ----------------------------------------------------------------------------------------
      Poland (Republic of) Treasury Bills, Zero Coupon,
      24.959%, 4/17/96                                   (3)PLZ       500,000          188,298
----------------------------------------------------------------------------------------------
Spain - 3.0%
      ----------------------------------------------------------------------------------------
      Spain (Kingdom of):
      Bills, Letras del Tesoro, Zero Coupon, 9.426%,
      9/6/96                                             (3)ESP    10,000,000           76,720
      Bonds, Bonos y Obligacion del Estado, 10.90%,
      8/30/03                                               ESP   173,600,000        1,509,962
      Gtd. Bonds, Bonos y Obligacion del Estado,
      10.55%, 11/30/96                                      ESP    25,600,000          213,340
                                                                                  ------------
                                                                                     1,800,022
----------------------------------------------------------------------------------------------
Supranational - 0.4%
      ----------------------------------------------------------------------------------------
      International Bank for Reconstruction and
      Development Bonds, 12.50%, 7/25/97                     NZD      325,000          226,281
----------------------------------------------------------------------------------------------
Sweden - 1.1%
      ----------------------------------------------------------------------------------------
      Sweden (Kingdom of) Bonds:
      Series 1030, 13%, 6/15/01                              SEK      300,000           54,485
      Series 1033, 10.25%, 5/5/03                            SEK    3,700,000          615,899
                                                                                  ------------
                                                                                       670,384
----------------------------------------------------------------------------------------------
Trinidad & Tobago - 0.5%
      ----------------------------------------------------------------------------------------
      Trinidad & Tobago Loan Participation
      Agreement, Tranche A, 1.563%, 9/30/00           (5)(7) JPY   39,999,998          328,642

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund

December 31, 1995

                                                                  Principal        Market Value
Foreign Government Obligations (Continued)                        Amount(1)        (Note 1)
----------------------------------------------------------------------------------------------
Venezuela - 0.5%
      ----------------------------------------------------------------------------------------
      Venezuela (Republic of) Disc. Bonds, Series
      DL, 6.563% 12/18/07                             (5)          $ 500,000       $   276,250
                                                                                  ------------
      Total Foreign Government Obligations (Cost $17,588,999)                       18,062,049

----------------------------------------------------------------------------------------------
Corporate Bonds and Notes - 25.8%
----------------------------------------------------------------------------------------------
Basic Industry - 1.9%
----------------------------------------------------------------------------------------------
Chemicals - 0.2%
      ----------------------------------------------------------------------------------------
      NL Industries, Inc., 11.75% Sr. Sec. Nts., 10/15/03             100,000          107,250
----------------------------------------------------------------------------------------------
Metals/Mining - 0.0%
      ----------------------------------------------------------------------------------------
      UCAR Global Enterprises, Inc., 12% Sr. Sub.
      Nts., 1/15/05                                                    10,000           11,425
----------------------------------------------------------------------------------------------
Paper - 1.4%
      ----------------------------------------------------------------------------------------
      Domtar, Inc., 11.25% Debs., 9/15/17                             100,000          106,500
      ----------------------------------------------------------------------------------------
      Gaylord Container Corp., 0%/12.75% Sr. Sub.
      Disc. Debs., 5/15/05                              (9)           200,000          197,000
      ----------------------------------------------------------------------------------------
      Repap New Brunswick, Inc., 9.25% First
      Priority Sr. Sec Nts., 7/15/00                    (5)           200,000          201,000
      ----------------------------------------------------------------------------------------
      Riverwood International Corp., 10.75% Sr.
      Nts., 6/15/00                                                   100,000          106,875
      ----------------------------------------------------------------------------------------
      Stone Container Corp., 10.75% First Mtg. Nts.,
      10/1/02                                                         190,000          198,550
                                                                                  ------------
                                                                                       809,925
----------------------------------------------------------------------------------------------
Steel - 0.3%
      ----------------------------------------------------------------------------------------
      Jorgensen (Earle M.) Co., 10.75% Sr. Nts.,
      3/1/00                                                           50,000           46,250
      ----------------------------------------------------------------------------------------
      Wheel-Pittsburgh Corp., 9.375% Sr. Nts.,
      11/15/03                                                        150,000          143,625
                                                                                  ------------
                                                                                       189,875
----------------------------------------------------------------------------------------------
Consumer Related - 6.3%
----------------------------------------------------------------------------------------------
Consumer Products - 1.2%
      ----------------------------------------------------------------------------------------
      Coleman Holdings, Inc., Zero Coupon Sr. Sec.
      Disc. Nts., Series B, 12.575%, 5/27/98             (3)           50,000           40,000
      ----------------------------------------------------------------------------------------
      Harman International Industries, Inc., 12%
      Sr. Sub. Nts., 8/1/02                                           150,000          165,750
      ----------------------------------------------------------------------------------------
      International Semi-Tech Microelectronics, Inc.,
      0%, 11.50% Sr. Sec. Disc. Nts., 8/15/03            (9)          400,000          212,000
      ----------------------------------------------------------------------------------------
      Tag-Heuer International SA, 12% Sr. Sub. Nts.,
      12/15/05                                           (4)          200,000          200,750
      ----------------------------------------------------------------------------------------
      Williams (J. B.) Holdings, Inc., 12% Sr. Nts., 3/1/04           100,000          100,000
                                                                                  ------------
                                                                                       718,500
----------------------------------------------------------------------------------------------
Food/Beverages/Tobacco - 0.7%
      ----------------------------------------------------------------------------------------
      Dr. Pepper Bottling Holdings, Inc., 0%/11.625%
      Sr. Disc. Nts., 2/15/03                            (9)          200,000          160,000
      ----------------------------------------------------------------------------------------
      Pulsar Internacional SA de CV, 11.80% Nts.,
      9/19/96                                            (7)          250,000          251,875
                                                                                  ------------
                                                                                       411,875
----------------------------------------------------------------------------------------------
Healthcare - 2.0%
      ----------------------------------------------------------------------------------------
      AmeriSource Corp., 11.25% Sr. Debs., 7/15/05    (10)             87,579           96,775
      ----------------------------------------------------------------------------------------
      Capstone Capital Corp., 10.50% Cv. Sub. Debs.,
      4/1/02                                                          200,000          239,750
      ----------------------------------------------------------------------------------------
      Icon Health & Fitness, Inc., 13% Sr. Sub. Nts.,
      7/15/02                                           (4)           200,000          217,000
      ----------------------------------------------------------------------------------------
      IVAC Corp., 9.25% Sr. Nts., 12/1/02                             150,000          154,500
      ----------------------------------------------------------------------------------------
      Quorum Health Group, Inc., 8.75% Sr. Sub. Nts.,
      11/1/05                                                         150,000          155,813
      ----------------------------------------------------------------------------------------
      Tenet Healthcare Corp., 10.125% Sr. Sub. Nts.,
      3/1/05                                                          100,000          111,250
      ----------------------------------------------------------------------------------------
      Total Renal Care, Inc., 0%/12% Sr. Sub. Disc.
      Nts., 8/15/04                                      (9)          205,000          197,825
                                                                                  ------------
                                                                                     1,172,913

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund

December 31, 1995



                                                                Principal       Market Value
Corporate Bonds and Notes (Continued)                           Amount(1)       (Note 1)
----------------------------------------------------------------------------------------------
Consumer Related (Continued)
----------------------------------------------------------------------------------------------
Hotel/Gaming - 1.6%
      ----------------------------------------------------------------------------------------
      Bally's Casino Holdings, Inc., Zero Coupon
      Sr. Disc. Nts., 9.897%, 6/15/98                    (3)        $ 200,000        $ 161,000
      ----------------------------------------------------------------------------------------
      Grand Casinos, Inc., 10.125% Gtd. First Mtg.
      Nts., 12/1/03                                                   250,000          261,875
      ----------------------------------------------------------------------------------------
      HMC Acquisition Properties, Inc., 9% Sr. Nts.,
      12/15/07                                           (4)          150,000          150,750
      ----------------------------------------------------------------------------------------
      Mohegan Tribal Gaming Authority, 13.50% Sr.
      Sec. Nts., 11/15/02                                 (4)         100,000          108,500
      ----------------------------------------------------------------------------------------
      Station Casinos, Inc., 9.625% Sr. Sub. Nts.,
      6/1/03                                                          100,000           98,500
      ----------------------------------------------------------------------------------------
      Trump Plaza Funding, Inc., 10.875% Gtd. Mtg. Nts.,
      6/15/01                                                         150,000          156,000
                                                                                  ------------
                                                                                       936,625
----------------------------------------------------------------------------------------------
Restaurants - 0.3%
      ----------------------------------------------------------------------------------------
      Carrols Corp., 11.50% Sr. Nts., 8/15/03                         100,000          101,500
      ----------------------------------------------------------------------------------------
      Foodmaker, Inc., 9.25% Sr. Nts., 3/1/99                         100,000           96,250
                                                                                  ------------
                                                                                       197,750
----------------------------------------------------------------------------------------------
Textile/Apparel - 0.5%
      ----------------------------------------------------------------------------------------
      PT Polysindo Eka Perkasa, Zero Coupon Promissory
      Nts., 17.90%, 10/23/96                           (3)IDR     300,000,000          110,084
      ----------------------------------------------------------------------------------------
      Synthetic Industries, Inc., 12.75% Sr. Sub.
      Debs., 12/1/02                                                  200,000          197,000
                                                                                  ------------
                                                                                       307,084
----------------------------------------------------------------------------------------------
Energy - 1.3%
      ----------------------------------------------------------------------------------------
      Chesapeake Energy Corp., 10.50% Sr. Nts., 6/1/02                150,000          157,875
      ----------------------------------------------------------------------------------------
      Petroleum Heat & Power Co., Inc., 12.25% Sub.
      Debs., 2/1/05                                                   100,000          112,000
      ----------------------------------------------------------------------------------------
      Plains Resources, Inc., 12% Sr. Sub. Nts., 10/1/99              100,000          104,000
      ----------------------------------------------------------------------------------------
      Triton Energy Corp., Zero Coupon Sr. Sub. Disc.
      Nts., 10.493%, 11/1/97                           (3)            100,000           86,750
      ----------------------------------------------------------------------------------------
      United Meridian Corp., 10.375% Gtd. Sr. Sub. Nts.,
      10/15/05                                                        200,000          212,500
      ----------------------------------------------------------------------------------------
      Vintage Petroleum, Inc., 9% Sr. Sub. Nts., 12/15/05             100,000          101,250
                                                                                  ------------
                                                                                       774,375
----------------------------------------------------------------------------------------------
Financial Services - 1.5%
----------------------------------------------------------------------------------------------
Banks & Thrifts - 0.9%
      ----------------------------------------------------------------------------------------
      Banco Bamerindus do Brasil SA:
      10.50% Debs., 6/23/97                                           100,000           92,000
      11% Sr. Unsub. Unsec. Bonds, 10/6/97                            100,000           92,000
      ----------------------------------------------------------------------------------------
      Banco Ganadero SA, Zero Coupon:
      Nts., 9.931%, 7/1/96                            (3)(4)          100,000           95,404
      Sr. Unsub. Unsec. Nts., 9.931%, 6/15/96         (3)(4)           50,000           47,904
      ----------------------------------------------------------------------------------------
      Banco Mexicano SA, 8% Sr. Unsub. Unsec.
      Exchangable Medium-Term Nts., 11/4/98                           200,000          168,500
      ----------------------------------------------------------------------------------------
      Morgan Stanley Group, 14.25% Indian Rupee
      Indexed Nts., 6/26/96                               INR       1,570,500           44,662
                                                                                  ------------
                                                                                       540,470
----------------------------------------------------------------------------------------------
Diversified Financial - 0.4%
      ----------------------------------------------------------------------------------------
      Banco del Atlantico SA, 7.875% Eurobonds, 11/5/98               200,000          170,000
      ----------------------------------------------------------------------------------------
      Olympic Financial Ltd., 13% Sr. Nts., 5/1/00                    100,000          109,500
                                                                                  ------------
                                                                                       279,500

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund

December 31, 1995


                                                                 Principal        Market Value
Corporate Bonds and Notes (Continued)                            Amount(1)        (Note 1)
----------------------------------------------------------------------------------------------
Financial Services (Continued)
----------------------------------------------------------------------------------------------
Insurance - 0.2%
      ----------------------------------------------------------------------------------------
      Terra Nova Insurance (UK) Holdings PLC, 10.75%
      Sr. Nts., 7/1/05                                          $     100,000       $  109,500
----------------------------------------------------------------------------------------------
Housing Related - 0.6%
----------------------------------------------------------------------------------------------
Building Materials - 0.1%
      ----------------------------------------------------------------------------------------
      Pacific Lumber Co., 10.50% Sr. Nts., 3/1/03                     100,000           94,875
----------------------------------------------------------------------------------------------
Homebuilders/Real Estate - 0.5%
      ----------------------------------------------------------------------------------------
      Saul (B.F.) Real Estate Investment Trust, 11.625% Sr. Sec.
      Nts., Series B, 4/1/02                                          100,000          102,500
      ----------------------------------------------------------------------------------------
      Tribasa Toll Road Trust, 10.50% Nts., Series
      1993-A 12/1/11                                    (4)           250,000          186,250
                                                                                  ------------
                                                                                       288,750
----------------------------------------------------------------------------------------------
Manufacturing - 1.0%
----------------------------------------------------------------------------------------------
Aerospace/Electronics/Computers - 0.5%
      ----------------------------------------------------------------------------------------
      Berg Electronics Holdings Corp., 11.375% Sr.
      Sub. Debs., 5/1/03                                               50,000           56,250
      ----------------------------------------------------------------------------------------
      Communications & Power Industries, Inc., 12%
      Sr. Sub. Nts., 8/1/05                                           100,000          103,250
      ----------------------------------------------------------------------------------------
      Rohr, Inc., 11.625% Sr. Nts., 5/15/03                           100,000          109,500
      ----------------------------------------------------------------------------------------
      Unisys Corp., 13.50% Credit Sensitive Nts.,
      7/1/97                                           (5)             50,000           47,750
                                                                                  ------------
                                                                                       316,750
----------------------------------------------------------------------------------------------
Automotive - 0.5%
      ----------------------------------------------------------------------------------------
      Foamex LP/Foamex Capital Corp., 11.25% Sr.
      Nts., 10/1/02                                                   200,000          193,000
      ----------------------------------------------------------------------------------------
      Penda Corp., 10.75% Sr. Nts., Series B, 3/1/04                  150,000          126,000
                                                                                  ------------
                                                                                       319,000
----------------------------------------------------------------------------------------------
Media - 6.0%
      ----------------------------------------------------------------------------------------
Broadcasting - 0.8%
      ----------------------------------------------------------------------------------------
      Act III Broadcasting, Inc., 9.625% Sr. Sub.
      Nts., 12/15/03                                                   50,000           50,375
      ----------------------------------------------------------------------------------------
      New City Communications, Inc., 11.375% Sr.
      Sub. Nts., 11/1/03                                               50,000           46,500
      ----------------------------------------------------------------------------------------
      Paxson Communications Corp., 11.625% Sr.
      Sub. Nts., 10/1/02                                 (4)          250,000          252,500
      ----------------------------------------------------------------------------------------
      Sinclair Broadcast Group, Inc., 10% Sr.
      Sub. Nts., 12/15/03                                             100,000          102,500
                                                                                  ------------
                                                                                       451,875
----------------------------------------------------------------------------------------------
Cable Television - 3.7%
      ----------------------------------------------------------------------------------------
      American Telecasting, Inc., 0%/14.50% Sr. Disc.
      Nts., 6/15/04                                      (9)          322,737          223,495
      ----------------------------------------------------------------------------------------
      Australis Media Ltd., Units (each unit consists
      of $1,000 principal amount of 0%/14% Sr. Sub. Disc.
      Nts., 5/15/03 and one warrant to purchase 57.721
      ordinary shares)                                   (9)(11)      300,000          219,000
      ----------------------------------------------------------------------------------------
      Bell Cablemedia PLC, 0%/11.95% Sr. Disc. Nts.,
      7/15/04                                            (9)          100,000           71,375
      ----------------------------------------------------------------------------------------
      Cablevision Systems Corp., 10.75% Sr. Sub.
      Debs., 4/1/04                                                   100,000          106,250
      ----------------------------------------------------------------------------------------
      Continental Cablevision, Inc., 11% Sr. Sub.
      Debs., 6/1/07                                                   300,000          336,000
      ----------------------------------------------------------------------------------------
      Fundy Cable Ltd., 11% Sr. Sec. Second Priority
      Nts., 11/15/05                                                  100,000          105,000
      ----------------------------------------------------------------------------------------
      Marcus Cable Co. LP/Marcus Cable Capital Corp.,
      0%/14.25% Sr. Disc. Nts., 12/15/05                  (9)         200,000          137,000
      ----------------------------------------------------------------------------------------
      Marcus Cable Operating Co. LP/Marcus Cable
      Capital Corp., 0%/13.50% Gtd. Sr. Sub. Disc.
      Nts., Series II, 8/1/04                             (9)         200,000          149,250


Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund

December 31, 1995

                                                                  Principal     Market Value
Corporate Bonds and Notes (Continued)                             Amount(1)     (Note 1)
----------------------------------------------------------------------------------------------
Media (Continued)
----------------------------------------------------------------------------------------------
Cable Television (Continued)
      ----------------------------------------------------------------------------------------
      Rogers Cablesystems Ltd., 10% Sr. Sec. Second
      Priority Debs., 12/1/07                                      $  300,000       $  320,250
      ----------------------------------------------------------------------------------------
      TeleWest PLC, 0%/11% Sr. Disc. Debs., 10/1/07      (9)          300,000          181,875
      ----------------------------------------------------------------------------------------
      Time Warner Entertainment LP/Time Warner, Inc.,
      8.375% Sr. Debs., 3/15/23                                       200,000          217,233
      ----------------------------------------------------------------------------------------
      Time Warner, Inc., 9.125% Debs., 1/15/13                         50,000           56,385
      ----------------------------------------------------------------------------------------
      United International Holdings, Inc., Zero
      Coupon Sr. Sec. Disc. Nts., 12.544%, 11/15/99       (3)         200,000          125,000
                                                                                  ------------
                                                                                     2,248,113
----------------------------------------------------------------------------------------------
Diversified Media - 1.2%
      ----------------------------------------------------------------------------------------
      Ackerley Communications, Inc., 10.75% Sr. Sec.
      Nts., Series A, 10/1/03                                         200,000          214,000
      ----------------------------------------------------------------------------------------
      Echostar Communications Corp., 0%/12.875% Sr. Disc.
      Nts., 6/1/04                                        (9)         100,000           67,500
      ----------------------------------------------------------------------------------------
      Lamar Advertising Co., 11% Sr. Sec. Nts.,
      5/15/03                                                         150,000          156,000
      ----------------------------------------------------------------------------------------
      Outdoor Systems, Inc., 10.75% Sr. Nts., 8/15/03                 100,000           97,500
      ----------------------------------------------------------------------------------------
      Panamsat LP/Panamsat Capital Corp., 9.75% Sr.
      Sec. Nts.,                                                      150,000          159,375
                                                                                  ------------
                                                                                       694,375
----------------------------------------------------------------------------------------------
Entertainment/Film - 0.3%
      ----------------------------------------------------------------------------------------
      Imax Corp., 7% Sr. Nts., 3/1/01                    (8)          200,000          197,000
----------------------------------------------------------------------------------------------
Other - 0.6%
----------------------------------------------------------------------------------------------
Conglomerates - 0.4%
      ----------------------------------------------------------------------------------------
      MacAndrews & Forbes Holdings, Inc., 13% Sub.
      Debs., 3/1/99                                                   175,000          177,625
      ----------------------------------------------------------------------------------------
      Talley Industries, Inc., 0%/12.25% Sr. Disc.
      Debs., 10/15/05                                    (9)          100,000           74,500
                                                                                  ------------
                                                                                       252,125
----------------------------------------------------------------------------------------------
Services - 0.2%
      ----------------------------------------------------------------------------------------
      Borg-Warner Security Corp., 9.125% Sr. Sub. Nts.,
      5/1/03                                                         100,000           91,500
----------------------------------------------------------------------------------------------
Retail - 0.7%
----------------------------------------------------------------------------------------------
Specialty Retailing - 0.2%
      ----------------------------------------------------------------------------------------
      Eye Care Centers of America, Inc., 12% Sr. Nts.,
      10/01/03                                                         70,000           65,450
      ----------------------------------------------------------------------------------------
      Finlay Fine Jewelry Corp., 10.625% Sr. Nts.,
      5/01/03                                                         100,000           98,000
                                                                                  ------------
                                                                                       163,450
----------------------------------------------------------------------------------------------
Supermarkets - 0.5%
      ----------------------------------------------------------------------------------------
      Grand Union Co., 12% Sr. Nts., 9/1/04                           200,000          174,000
      ----------------------------------------------------------------------------------------
      Purity Supreme, Inc., 11.75% Sr. Sec. Nts.,
      Series B, 8/1/99                                                100,000          110,750
                                                                                  ------------
                                                                                       284,750
----------------------------------------------------------------------------------------------
Transportation - 0.9%
----------------------------------------------------------------------------------------------
Air Transportation - 0.7%
      ----------------------------------------------------------------------------------------
      American International Group, Inc., 11.70%
      Unsec. Unsub. Bonds, 12/4/01                        ITL     270,000,000          179,345
      ----------------------------------------------------------------------------------------
      Atlas Air, Inc., 12.25% Pass-Through
      Certificates, 12/1/02                                           250,000          256,250
                                                                                  ------------
                                                                                       435,595
----------------------------------------------------------------------------------------------
Railroads - 0.2%
      ----------------------------------------------------------------------------------------
      Transtar Holdings LP/Transtar Capital Corp.,
      0%, 13.375% Sr. Disc. Nts., Series B,
      12/15/03                                           (9)          200,000          133,000


Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund

December 31, 1995

                                                                 Principal      Market Value
Corporate Bonds and Notes (Continued)                            Amount(1)      (Note 1)
----------------------------------------------------------------------------------------------
Utilities - 5.0%
----------------------------------------------------------------------------------------------
Electric Utilities - 0.7%
      ----------------------------------------------------------------------------------------
      Beaver Valley II Funding Corp., 9% Second Lease
      Obligation Bonds, 6/1/17                                     $  199,000     $    170,304
      ----------------------------------------------------------------------------------------
      El Paso Electric Co., 10.75% Lease Obligation
      Bonds, 4/1/13                                     (12)          100,000           67,873
      ----------------------------------------------------------------------------------------
      First PV Funding Corp., 10.30% Lease
      Obligation Bonds, Series 1986A, 1/15/14                         200,000          204,312
                                                                                  ------------
                                                                                       442,489
----------------------------------------------------------------------------------------------
Telecommunications - 4.3%
      ----------------------------------------------------------------------------------------
      A+ Network, Inc., 11.875% Sr. Sub. Nts.,
      11/1/05                                                         200,000          202,500
      ----------------------------------------------------------------------------------------
      Call-Net Enterprises, Inc., 0%/13.25% Sr. Disc.
      Nts., 12/1/04                                      (9)          200,000          144,000
      ----------------------------------------------------------------------------------------
      Celcaribe SA, 0%/13.50% Sr. Sec. Nts., 3/15/04     (4)(9)       150,000          106,500
      ----------------------------------------------------------------------------------------
      Cellular Communications International, Inc.,
      Zero Coupon Sr. Disc. Nts., 11.44%, 8/15/00        (3)          300,000          180,750
      ----------------------------------------------------------------------------------------
      Cellular, Inc., 0%/11.75% Sr. Sub. Disc. Nts.,
      9/1/03                                             (9)           50,000           40,063
      ----------------------------------------------------------------------------------------
      Cencall Communications Corp., 0%/10.125%
      Sr. Disc. Nts., 1/15/04                            (9)          300,000          169,500
      ----------------------------------------------------------------------------------------
      Comunicacion Celular SA, Units (each unit
      consists of $1,000 principal 0%/13.125% sr.
      deferred coupon bond, 11/15/03 and one warrant
      to purchase 12,860 shares of common stock at
      $1.32 per 1,000 shares)                      (4)(9)(11)         200,000          114,000
      ----------------------------------------------------------------------------------------
      Geotek Communications, Inc., 0%/15% Sr. Sec.
      Disc. Nts., 7/15/05                                 (9)         250,000          113,750
      ----------------------------------------------------------------------------------------
      GST Telecommunications, Inc., Units (each unit
      consists of each 0%/13.875% sr. disc. nts.,
      12/15/05 and one 0%/13.875% cv. sr. sub.
      disc. nt., 12/15/05)                         (4)(9)(11)         225,000          117,500
      ----------------------------------------------------------------------------------------
      Horizon Cellular Telephone LP/Horizon Finance
      Corp., 0%/11.375% Sr. Sub. Disc. Nts., 10/1/00      (9)         250,000          213,750
      ----------------------------------------------------------------------------------------
      In-Flight Phone Corp., 0%/14% Sr. Disc. Nts.,
      5/15/02                                             (9)         200,000           67,000
      ----------------------------------------------------------------------------------------
      IntelCom Group (USA), Inc., 0%/13.50% Sr.
      Disc. Nts., 9/15/05                              (4)(9)         250,000          144,375
      ----------------------------------------------------------------------------------------
      MFS Communications, Inc., 0%/9.375% Sr. Disc.
      Nts., 1/15/04                                       (9)         200,000          161,000
      ----------------------------------------------------------------------------------------
      Nextel Communications, Inc., 0%/11.50% Sr.
      Disc. Nts., 9/1/03                                  (9)         300,000          185,625
      ----------------------------------------------------------------------------------------
      PriCellular Wireless Corp., 0%/14% Sr. Sub.
      Disc. Nts., 11/15/01                                (9)         300,000          264,000
      ----------------------------------------------------------------------------------------
      USA Mobile Communications, Inc. II, 14% Sr.
      Nts., 11/1/04                                                   150,000          176,250
      ----------------------------------------------------------------------------------------
      WinStar Communications, Inc., Units (each
      unit consists of two $1,000 principal amount
      of 0%/14% sr. disc. nts., 10/15/05 and one
      cv. sr. sub. disc. nts., 10/15/05)           (4)(9)(11)         100,000          158,500
                                                                                  ------------
                                                                                     2,559,063
                                                                                  ------------

      Total Corporate Bonds and Notes (Cost $15,112,269)                            15,539,777
                                                                   Shares
----------------------------------------------------------------------------------------------
Common Stocks - 0.1%
      ----------------------------------------------------------------------------------------
      Celcaribe SA                                 (4)(13)             24,390           29,024
      ----------------------------------------------------------------------------------------
      EchoStar Communications Corp., Cl. A                                600           10,913


Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund

December 31, 1995


                                                                                Market Value
Common Stocks (Continued)                                        Shares         (Note 1)
----------------------------------------------------------------------------------------------
      United International Holdings, Inc., Cl. A      (13)              1,000     $     14,750
                                                                                  ------------

      Total Common Stocks (Cost $45,399)                                                54,687

----------------------------------------------------------------------------------------------
Preferred Stocks - 1.5%
      ----------------------------------------------------------------------------------------
      BankAmerica Corp., 8.375%, Series K                               7,000          181,125
      ----------------------------------------------------------------------------------------
      California Federal Bank, 10.625% Non-Cum., Series B               2,000          217,000
      ----------------------------------------------------------------------------------------
      First Nationwide Bank, 11.50% Non-Cum.                            2,000          224,750
      ----------------------------------------------------------------------------------------
      Glendale Federal Bank, F.S.B., 8.75% Non-Cum.
      Cv., Series E                                                     1,000           45,250
      ----------------------------------------------------------------------------------------
      Prime Retail, Inc., $19.00 Cv., Series B                          6,000          106,500
      ----------------------------------------------------------------------------------------
      SDW Holdings Corp., Units (each unit consists of ten
      shares of sr. exchangable preferred stock and one cl.
      B warrant to purchase one share of common stock) (4)(11)            375          108,750
                                                                                  ------------
      Total Preferred Stocks (Cost $865,020)                                           883,375

                                                               Units
----------------------------------------------------------------------------------------------
Rights, Warrants and Certificates - 0.1%
----------------------------------------------------------------------------------------------
      American Telecasting, Inc. Wts., Exp. 6/99                        1,500            9,000
      ----------------------------------------------------------------------------------------
      Cellular Communications International, Inc. Wts., Exp. 8/03         300            6,750
      ----------------------------------------------------------------------------------------
      Eye Care Centers of America, Inc. Wts., Exp.
      10/03                                              (4)               70              350
      ----------------------------------------------------------------------------------------
      Geotek Communications, Inc. Wts., Exp. 7/05        (4)            7,500           15,000
      ----------------------------------------------------------------------------------------
      Icon Health & Fitness, Inc. Wts., Exp. 11/99       (4)              200            5,000
      ----------------------------------------------------------------------------------------
      In-Flight Phone Corp. Wts., Exp. 8/02              (4)              200               --
      ----------------------------------------------------------------------------------------
      IntelCom Group, Inc. Wts., Exp. 9/05               (4)              825            3,300
      ----------------------------------------------------------------------------------------
      Terex Corp. Rts., Exp. 7/96                        (4)               36                2
      ----------------------------------------------------------------------------------------
      United International Securities Ltd. Wts., Exp. 11/99               200            5,712
                                                                                  ------------

      Total Rights, Warrants and Certificates (Cost $11,014)                            45,114

                                                   Date   Strike  Contracts
----------------------------------------------------------------------------------------------
Put Options Purchased - 0.0%
----------------------------------------------------------------------------------------------
      Brazil (Federal Republic of) Eligible
      Interest Bonds, 6.812%, 4/15/06, Put Opt.
      (Cost $9,750)                               Jan.   $64.75          500               --

                                                                  Principal
                                                                  Amount(1)
----------------------------------------------------------------------------------------------
Structured Instruments - 1.6%
----------------------------------------------------------------------------------------------
      Goldman, Sachs & Co. Argentina Local Market
      Securities Trust, 11.30%, 4/1/00 [representing
      debt of Argentina (Republic of) Bonos del Tesoro
      Bonds, Series 10, 5.742%, 4/1/00 and an interest
      rate swap between Goldman Sachs and the Trust]       (7)        $    234,782     229,500
      ----------------------------------------------------------------------------------------
      Salomon Brothers, Inc., Zero Coupon Brazilian Credit Linked Nts.:
      11.318%, 2/15/96 (indexed to the Nota Do Tesouro
      Nacional, Zero Coupon, 2/15/96                        (3)           250,000      246,250
      11.136%, 3/5/96 (indexed to the Nota Do Tesouro
      Nacional, Zero Coupon, 3/4/96                         (3)           200,000      195,680


Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund

December 31, 1995


                                                                 Principal     Market Value
Structured Instruments (Continued)                               Amount(1)     (Note 1)
----------------------------------------------------------------------------------------------
      United Mexican States, Linked Nts. (indexed
      to the greater of Cetes Option Amount or USD
      LIBOR Option Amount, 11/27/96)                     (4)       $  300,000     $   305,475
                                                                                  ------------
      Total Structured Instruments (Cost $977,638)                                    976,905

----------------------------------------------------------------------------------------------
Repurchase Agreement - 0.8%
----------------------------------------------------------------------------------------------
      Repurchase agreement with PaineWebber, Inc., 5.90%, dated 12/29/95, to be repurchased at $500,328 on 1/2/96, collateralized by U.S. Treasury Nts.,
      6.875%, 8/31/99, with a value of $178,667, and U.S. Treasury Bonds,
      7.125%-7.625%, 11/15/22-2/15/23, with a value of $336,642
      (Cost $500,000)                                                 500,000          500,000
----------------------------------------------------------------------------------------------
      Total Investments, at Value (Cost $57,397,784)                    98.6%       59,245,209
----------------------------------------------------------------------------------------------
      Other Assets Net of Liabilities                                    1.4           852,404
                                                                   ----------    -------------
      Net Assets                                                       100.0%    $  60,097,613
                                                                   ==========    =============

      1. Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

      AUD - Australian Dollar                      INR - Indian Rupee
      CAD - Canadian Dollar                        ITL - Italian Lira
      CLP - Chilean Peso                           JPY - Japanese Yen
      DEM - German Deutsche Mark                   NLG - Netherlands Guilder
      DKK - Danish Krone                           NOK - Norwegian Krone
      ESP - Spanish Peseta                         NZD - New Zealand Dollar
      FRF - French Franc                           PLZ - Polish Zloty
      GBP - British Pound Sterling                 SEK - Swedish Krona
      HUF - Hungarian Forint                       THB - Thai Baht
      IDR - Indonesian Rupiah

      2. Indexed instrument for which the principal amount and/or interest due at maturity is affected by the relative value of a foreign currency.
      3. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
      4. Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $3,264,200 or 5.43% of the Fund's net assets, at December 31, 1995.
      5. Represents the current interest rate for a variable rate security.
      6. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                                   Principal
                                                   Subject     Expiration  Exercise    Premium       Market Value
                                                   To Call     Date        Price       Received      See Note 1
------------------------------------------------------------------------------------------------------------------
      Bulgaria (Republic of) Interest Arrears
      Bonds, 6.75%, 7/28/11                        1,000,000   1/96        $45         $14,300       $13,900


      7. Identifies issues considered to be illiquid - See Note 7 of Notes to Financial Statements.
      8. Represents the current interest rate for an increasing rate security.
      9. Denotes a step bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.
     10. Interest or dividend is paid in kind.
     11. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.
     12.  Non-income producing--issuer is in default of interest payment.
     13.  Non-income producing security.

      See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund

Statement of Investments
December 31, 1995


                                                                     Principal          Market Value
                                                                     Amount             (Note 1)
---------------------------------------------------------------------------------------------------
Convertible Corporate Bonds and Notes - 2.0%
---------------------------------------------------------------------------------------------------
      ADT Operations, Inc., Zero Coupon Cv. Sub. Nts.,
      6.148%, 7/6/10                                      (1)      $   45,000         $ 21,375
      ---------------------------------------------------------------------------------------------
      Continental Homes Holding Corp., 6.875% Cv. Sub.
      Nts., 11/1/02                                                    25,000           29,468
      ---------------------------------------------------------------------------------------------
      Federated Department Stores, Inc., 5% Cv. Sub.
      Nts., 10/1/03                                                    15,000           15,169
      ---------------------------------------------------------------------------------------------
      Sandoz Capital BVI Ltd., 2% Cv. Gtd. Sr. Unsec.
      Unsub Nts. 10/6/02                                   (2)         20,000           19,000
                                                                                   ----------------

      Total Convertible Corporate Bonds and Notes (Cost $75,554)                        85,012
                                                                       Shares
---------------------------------------------------------------------------------------------------
Common Stocks - 74.8%
---------------------------------------------------------------------------------------------------
Basic Materials - 1.8%
Chemicals - 1.5%
      ---------------------------------------------------------------------------------------------
      Du Pont (E.I.) De Nemours & Co.                                     650           45,419
      ---------------------------------------------------------------------------------------------
      W.R. Grace & Co.                                                    300           17,737
                                                                                   ----------------
                                                                                        63,156
---------------------------------------------------------------------------------------------------

Paper - 0.3%
      ---------------------------------------------------------------------------------------------
      Visioneer, Inc.                                     (3)             700           15,575
---------------------------------------------------------------------------------------------------
Consumer Cyclicals - 16.0%
---------------------------------------------------------------------------------------------------
Autos & Housing - 1.2%
      ---------------------------------------------------------------------------------------------
      Ford Motor Co.                                                      800           23,200
      ---------------------------------------------------------------------------------------------
      General Motors Corp.                                                500           26,437
                                                                                   ----------------
                                                                                        49,637
---------------------------------------------------------------------------------------------------

Leisure & Entertainment - 8.2%
      ---------------------------------------------------------------------------------------------
      Circus Circus Enterprises, Inc.                     (3)           1,250           34,844
      ---------------------------------------------------------------------------------------------
      Eastman Kodak Co.                                                   350           23,450
      ---------------------------------------------------------------------------------------------
      Pixar, Inc.                                         (3)           5,000          144,375
      ---------------------------------------------------------------------------------------------
      Southwest Airlines Co.                                            1,000           23,250
      ---------------------------------------------------------------------------------------------
      Western Pacific Airlines, Inc.                      (3)           7,500          125,625
                                                                                   ----------------
                                                                                       351,544
---------------------------------------------------------------------------------------------------

Media - 2.5%
      ---------------------------------------------------------------------------------------------
      Capital Cities/ABC, Inc.                                            250           30,844
      ---------------------------------------------------------------------------------------------
      Comcast Corp., Cl. A Special                                      1,500           27,281
      ---------------------------------------------------------------------------------------------
      Viacom, Inc., Cl. B                                 (3)           1,000           47,375
                                                                                   ----------------
                                                                                       105,500
---------------------------------------------------------------------------------------------------

Retail:  General - 1.7%
      ---------------------------------------------------------------------------------------------
      Dillard Department Stores, Inc., Cl. A                            1,250           35,625
      ---------------------------------------------------------------------------------------------
      Warnaco Group, Inc. (The), Cl. A                                  1,500           37,500
                                                                                   ----------------
                                                                                        73,125
---------------------------------------------------------------------------------------------------

Retail:  Specialty - 2.4%
      ---------------------------------------------------------------------------------------------
      Alco Standard Corp.                                                 350           15,969
      ---------------------------------------------------------------------------------------------
      Nine West Group, Inc.                               (3)           1,250           46,875
      ---------------------------------------------------------------------------------------------
      Tandy Corp.                                                       1,000           41,500
                                                                                   ----------------
                                                                                       104,344
---------------------------------------------------------------------------------------------------

Consumer Non-Cyclicals - 10.1%
---------------------------------------------------------------------------------------------------
Beverages - 0.8%
      ---------------------------------------------------------------------------------------------
      Boston Beer Co., Inc., Cl. A                        (3)             800           19,000

Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund

Statement of Investments
December 31, 1995

                                                                                        Market Value
Common Stocks (Continued)                                              Shares           (Note 1)
---------------------------------------------------------------------------------------------------
Consumer Non-Cyclicals (Continued)
---------------------------------------------------------------------------------------------------
Beverages (Continued)
      ---------------------------------------------------------------------------------------------
      Pete's Brewing Co.                                (3)             1,000        $  14,000
                                                                                   ----------------
                                                                                        33,000
---------------------------------------------------------------------------------------------------
Food - 0.3%
      ---------------------------------------------------------------------------------------------
      IBP, Inc.                                                           300           15,150
---------------------------------------------------------------------------------------------------
Healthcare/Drugs - 3.1%
      ---------------------------------------------------------------------------------------------
      Amgen, Inc.                                                         350           20,781
      ---------------------------------------------------------------------------------------------
      Astra AB Free, Series A                                           1,000           39,987
      ---------------------------------------------------------------------------------------------
      Bristol-Myers Squibb Co.                                            300           25,762
      ---------------------------------------------------------------------------------------------
      Genzyme Corp.                                       (3)             750           46,781
                                                                                   ----------------
                                                                                       133,311
---------------------------------------------------------------------------------------------------

Healthcare/Supplies & Services - 2.9%
      ---------------------------------------------------------------------------------------------
      Columbia/HCA Healthcare Corp.                                       750           38,062
      ---------------------------------------------------------------------------------------------
      HEALTHSOUTH Corp.                                                   500           14,562
      ---------------------------------------------------------------------------------------------
      Humana, Inc.                                        (3)             500           13,687
      ---------------------------------------------------------------------------------------------
      National Surgery Centers, Inc.                      (3)           1,000           23,000
      ---------------------------------------------------------------------------------------------
      Tenet Healthcare Corp.                              (3)           1,000           20,750
      ---------------------------------------------------------------------------------------------
      U.S. Healthcare, Inc.                                               300           13,950
                                                                                   ----------------
                                                                                       124,011
---------------------------------------------------------------------------------------------------

Household Goods - 1.7%
      ---------------------------------------------------------------------------------------------
      Estee Lauder Cos., Inc., (The) Cl. A                3             1,500           52,312
      ---------------------------------------------------------------------------------------------
      Kimberly-Clark Corp.                                                273           22,591
                                                                                   ----------------
                                                                                        74,903
---------------------------------------------------------------------------------------------------

Tobacco - 1.3%
      ---------------------------------------------------------------------------------------------
      Philip Morris Cos., Inc.                                            600           54,300
---------------------------------------------------------------------------------------------------
Energy - 4.4%
---------------------------------------------------------------------------------------------------
Energy Services & Producers - 1.8%
      ---------------------------------------------------------------------------------------------
      Schlumberger Ltd.                                                   500           34,625
      ---------------------------------------------------------------------------------------------
      Weatherford Enterra, Inc.                           (3)           1,500           43,312
                                                                                   ----------------
                                                                                        77,937
---------------------------------------------------------------------------------------------------

Oil-Integrated - 2.6%
      Atlantic Richfield Co.                                              250           27,687
      ---------------------------------------------------------------------------------------------
      Brown (Tom), Inc.                                   (3)           1,000           14,625
      ---------------------------------------------------------------------------------------------
      Occidental Petroleum Corp.                                        1,250           26,719
      ---------------------------------------------------------------------------------------------
      Union Pacific Resources Group, Inc.                                 300            7,613
      ---------------------------------------------------------------------------------------------
      Unocal Corp.                                                      1,250           36,406
                                                                                   ----------------
                                                                                       113,050

---------------------------------------------------------------------------------------------------
Financial - 10.5%
---------------------------------------------------------------------------------------------------
Banks - 7.3%
      ---------------------------------------------------------------------------------------------
      Ahmanson (H.F.) & Co.                                               300            7,950
      ---------------------------------------------------------------------------------------------
      Bankers Trust New York Corp.                                        250           16,625
      ---------------------------------------------------------------------------------------------
      BayBanks, Inc.                                                      400           39,300
      ---------------------------------------------------------------------------------------------
      Chase Manhattan Corp.                                             1,000           60,625
      ---------------------------------------------------------------------------------------------
      Commercial Federal Corp.                                          1,000           37,750
      ---------------------------------------------------------------------------------------------
      Fleet Financial Group, Inc.                                       1,000           40,750
      ---------------------------------------------------------------------------------------------
      Great Western Financial Corp.                                     1,400           35,700
      ---------------------------------------------------------------------------------------------
      Meridian Bancorp, Inc.                                              900           41,850
      ---------------------------------------------------------------------------------------------
      Midlantic Corp.                                                     500           32,813
                                                                                   ----------------
                                                                                       313,363

                                                              64

Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund

Statement of Investments
December 31, 1995



                                                                                      Market Value
Common Stocks (Continued)                                             Shares          (Note 1)
---------------------------------------------------------------------------------------------------
Financial (Continued)
---------------------------------------------------------------------------------------------------
Diversified Financial - 2.4%
      ---------------------------------------------------------------------------------------------
      Federal National Mortgage Assn.                                     350        $  43,444
      ---------------------------------------------------------------------------------------------
      H & R Block, Inc.                                                   225            9,113
      ---------------------------------------------------------------------------------------------
      Investors Financial Services Corp.                  (3)           1,500           31,125
      ---------------------------------------------------------------------------------------------
      Travelers Group, Inc.                                               300           18,863
                                                                                   ----------------
                                                                                       102,545

---------------------------------------------------------------------------------------------------
Insurance - 0.8%
      ---------------------------------------------------------------------------------------------
      Meadowbrook Insurance Group, Inc.                   (3)           1,000           33,500
---------------------------------------------------------------------------------------------------
Industrial - 9.4%
---------------------------------------------------------------------------------------------------
Electrical Equipment - 1.3%
      ---------------------------------------------------------------------------------------------
      General Electric Co.                                                200           14,400
      ---------------------------------------------------------------------------------------------
      Honeywell, Inc.                                                     800           38,900
                                                                                   ----------------
                                                                                        53,300

---------------------------------------------------------------------------------------------------
Industrial Services - 5.6%
      ---------------------------------------------------------------------------------------------
      CIBER, Inc.                                         (3)           1,000           23,375
      ---------------------------------------------------------------------------------------------
      DST Systems, Inc.                                   (3)           1,500           42,750
      ---------------------------------------------------------------------------------------------
      META Group, Inc.                                    (3)           5,000          153,125
      ---------------------------------------------------------------------------------------------
      Vigoro Corp.                                                        350           21,613
                                                                                   ----------------
                                                                                       240,863
---------------------------------------------------------------------------------------------------
Manufacturing - 2.2%
      ---------------------------------------------------------------------------------------------
      American Standard Cos., Inc.                        (3)           1,750           49,000
      ---------------------------------------------------------------------------------------------
      Hanson PLC, ADR                                                   2,000           30,500
      ---------------------------------------------------------------------------------------------
      Minnesota Mining & Manufacturing Co.                                200           13,250
                                                                                   ----------------
                                                                                        92,750
---------------------------------------------------------------------------------------------------

Transportation - 0.3%
      ---------------------------------------------------------------------------------------------
      Canadian National Railway Co.                       (3)           1,000           15,000
---------------------------------------------------------------------------------------------------
Technology - 22.2%
---------------------------------------------------------------------------------------------------
Aerospace/Defense - 0.5%
      ---------------------------------------------------------------------------------------------
      Lockheed Martin Corp.                                               250           19,750
---------------------------------------------------------------------------------------------------
Computer Hardware - 5.9%
      ---------------------------------------------------------------------------------------------
      Cabletron Systems, Inc.                             (3)             250           20,250
      ---------------------------------------------------------------------------------------------
      Citrix Systems, Inc.                                (3)             500           16,250
      ---------------------------------------------------------------------------------------------
      International Business Machines Corp.                               850           77,988
      ---------------------------------------------------------------------------------------------
      Lexmark International Group, Inc., Cl. A            (3)           1,500           27,375
      ---------------------------------------------------------------------------------------------
      Network Appliance, Inc.                             (3)           1,100           44,138
      ---------------------------------------------------------------------------------------------
      Objective Systems Integrators, Inc.                 (3)             500           27,375
      ---------------------------------------------------------------------------------------------
      Quantum Corp.                                       (3)           1,250           20,156
      ---------------------------------------------------------------------------------------------
      Sun Microsystems, Inc.                              (3)             400           18,250
                                                                                   ----------------
                                                                                       251,782

---------------------------------------------------------------------------------------------------
Computer Software - 10.1%
      ---------------------------------------------------------------------------------------------
      Adobe Systems, Inc.                                                 250           15,500
      ---------------------------------------------------------------------------------------------
      Advent Software, Inc.                               (3)           1,800           31,950
      ---------------------------------------------------------------------------------------------
      Arbor Software Corp.                                (3)           1,000           47,250
      ---------------------------------------------------------------------------------------------
      Autodesk, Inc.                                                      500           17,125
      ---------------------------------------------------------------------------------------------
      Black Box Corp.                                     (3)             750           12,281
      ---------------------------------------------------------------------------------------------
      Fractal Design Corp.                                (3)           2,000           28,000
      ---------------------------------------------------------------------------------------------
      IDX Systems Corp.                                   (3)             700           24,325
      ---------------------------------------------------------------------------------------------
      Informix Corp.                                      (3)             250            7,500
      ---------------------------------------------------------------------------------------------
      Logic Works, Inc.                                   (3)             500            6,250


Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund

Statement of Investments
December 31, 1995

                                                                                        Market Value
Common Stocks (Continued)                                              Shares           (Note 1)
---------------------------------------------------------------------------------------------------
Technology (Continued)
---------------------------------------------------------------------------------------------------
Computer Software (Continued)
      ---------------------------------------------------------------------------------------------
      MetaTools, Inc.                                     (3)             500         $ 13,000
      ---------------------------------------------------------------------------------------------
      Oracle Corp.                                        (3)             250           10,594
      ---------------------------------------------------------------------------------------------
      Platinum Technology, Inc.                           (3)           1,200           22,050
      ---------------------------------------------------------------------------------------------
      Secure Computing Corp.                              (3)           2,000          112,000
      ---------------------------------------------------------------------------------------------
      Sync Research, Inc.                                 (3)           1,300           58,825
      ---------------------------------------------------------------------------------------------
      Visio Corp.                                         (3)           1,000           28,250
                                                                                   ----------------
                                                                                       434,900
---------------------------------------------------------------------------------------------------

Electronics - 2.0%
      ---------------------------------------------------------------------------------------------
      Intel Corp.                                                         600           34,050
      ---------------------------------------------------------------------------------------------
      Photon Dynamics, Inc.                               3             1,500           12,000
      ---------------------------------------------------------------------------------------------
      Texas Instruments, Inc.                                             750           38,813
                                                                                   ----------------
                                                                                        84,863
---------------------------------------------------------------------------------------------------
Telecommunications-Technology - 3.7%
      ---------------------------------------------------------------------------------------------
      AT&T Corp.                                                          400           25,900
      ---------------------------------------------------------------------------------------------
      DSC Communications Corp.                            3               750           27,656
      ---------------------------------------------------------------------------------------------
      LCI International, Inc.                             3               200            4,100
      ---------------------------------------------------------------------------------------------
      VTEL Corp.                                          3             1,500           27,750
      ---------------------------------------------------------------------------------------------
      Westell Technologies, Inc., Cl. A                   3             3,000           75,375
                                                                                   ----------------
                                                                                       160,781

---------------------------------------------------------------------------------------------------
Utilities - 0.4%
---------------------------------------------------------------------------------------------------
Electric Utilities - 0.4%
      ---------------------------------------------------------------------------------------------
      SCEcorp                                                           1,000           17,750
                                                                                   ----------------

      Total Common Stocks (Cost $2,723,302)                                          3,209,690
---------------------------------------------------------------------------------------------------
Preferred Stocks - 5.8%
---------------------------------------------------------------------------------------------------
      Freeport-McMoRan Copper & Gold, Inc., Cv.
      Depositary Shares                                                   750           20,437
      ---------------------------------------------------------------------------------------------
      James River Corp. of Virginia, Depositary Shares
      each representing a one-hundredth interest in a
      share of Series P, 9% Cum. Cv. Preferred Stock,
      Dividend Enhanced Convertible Stock                               1,000           23,375
      ---------------------------------------------------------------------------------------------
      Bally Entertainment Corp., 8% Cv. Preferred
      Redeemable Increased Dividend Equity Securities                   1,500           20,437
      ---------------------------------------------------------------------------------------------
      Continental Airlines Finance Trust, 8.50% Cv.
      Trust Originated Preferred Securities               (2)             500           26,750
      ---------------------------------------------------------------------------------------------
      Delta Air Lines, Inc., $3.50 Cv. Depositary
      Shares, Series C                                                    500           29,688
      ---------------------------------------------------------------------------------------------
      Cablevision Systems Corp., 8.50% Cum. Cv.,
      Series I                                                          1,000           27,250
      ---------------------------------------------------------------------------------------------
      Fidelity Federal Bank, 12% Non-Cum. Exchangeable
      Perpetual Preferred Stock, Series A                               1,000           25,375
      ---------------------------------------------------------------------------------------------
      Advanta Corp., Stock Appreciation Income Linked
      Securities (each representing a one-hundredth
      interest in a share of 6.75% Cv. Cl. B Preferred
      Stock, Series 1995)                                                 500           19,375
      ---------------------------------------------------------------------------------------------
      SunAmerica, Inc., $3.10 Cum. Cv. Depositary Shares                  500           32,750
      ---------------------------------------------------------------------------------------------
      Elsag Bailey Financing Trust, 5.50% Cv. Trust
      Originated Preferred Securities                     (2)             500           25,188
                                                                                   ----------------
      Total Preferred Stocks (Cost $241,615)                                           250,625


Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund

Statement of Investments
December 31, 1995


                                                                       Principal        Market Value
                                                                       Amount           (Note 1)
---------------------------------------------------------------------------------------------------
Repurchase Agreements - 11.7%
      Repurchase agreement with PaineWebber, Inc., 5.90%,
      dated 12/29/95, to be  repurchased at $500,328 on
      1/2/96, collateralized by U.S. Treasury Nts.,
      6.875%, 8/31/99, with a value of $178,667, and
      U.S. Treasury Bonds, 7.125%-7.625%, 11/15/22-2/15/23,
      with a value of $336,642 (Cost $500,000)                       $500,000       $  500,000
      ---------------------------------------------------------------------------------------------
      Total Investments, at Value (Cost $3,540,471)                     94.3%        4,045,327
      ---------------------------------------------------------------------------------------------
      Other Assets Net of Liabilities                                     5.7          243,124
                                                                      -----------   ---------------
      Net Assets                                                       100.0%        4,288,451
                                                                      ===========   ===============


      1. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
      2. Represents a security sold under Rule 144A, which is exempt from registration under the Securities
      Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $70,938 or 1.65% of the Fund's net assets, at December 31, 1995.
      3.  Non-income producing security.



      See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds

Statements of Assets and Liabilities
December 31, 1995

                                                                                                       Oppenheimer
                                                             Oppenheimer   Oppenheimer   Oppenheimer     Capital     Oppenheimer
                                                                Money      High Income       Bond      Appreciation     Growth
                                                                 Fund          Fund          Fund          Fund          Fund
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value (cost * ) (including repurchase
   agreements **) - see accompanying statements:
   Unaffiliated companies                                     $62,944,947  $131,522,956  $205,386,016  $335,795,407  $117,817,530
   Affiliated companies                                               --             --            --            --            --
Unrealized appreciation on forward foreign currency
   exchange contracts - Note 5                                        --            805            --            --            --
Cash                                                               27,216        98,614       475,368        59,048        49,380
Receivables:
   Dividends and interest                                         206,178     2,379,583     3,482,730        96,851       106,959
   Shares of beneficial interest sold                           2,855,248        92,239     1,549,125       324,174       364,845
   Investments sold                                                             541,324     1,271,263            --       595,258
Other                                                               4,817         6,456         7,575         2,162         5,982
                                                         --------------------------------------------------------------------------
  Total assets                                                 66,038,406   134,641,977   212,172,077   336,277,642   118,939,954
                                                         --------------------------------------------------------------------------
LIABILITIES:
Options written, at value (premiums received ***)
   - see accompanying statements - Note 4                              --         1,390           --            --             --
Unrealized depreciation on forward foreign currency
   exchange contracts - Note 5                                        --            --         15,522           --             --
Payables and other liabilities:
   Dividends                                                      162,910            --            --            --            --
   Investments purchased                                               --     1,044,711       779,747     7,783,979       970,555
   Shares of beneficial interest redeemed                         440,204       111,962        98,746     3,038,804       231,518
   Other                                                           48,832        33,134        46,292        50,768        27,991
                                                         --------------------------------------------------------------------------
      Total liabilities                                           651,946     1,191,197       940,307    10,873,551     1,230,064
                                                         --------------------------------------------------------------------------
NET ASSETS                                                    $65,386,460  $133,450,780  $211,231,770  $325,404,091  $117,709,890
                                                         ==========================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                               $65,404,807  $129,659,991  $201,057,454  $240,344,897   $84,252,418
Undistributed (distributions in excess of) net
   investment income                                                  --      1,473,129     1,342,481     1,115,939     1,290,629
Accumulated net realized gain (loss) from investments
   and foreign currency transactions                              (18,347)   (3,407,583)        5,361    20,967,908     8,548,920
Net unrealized appreciation on investments and
   translation of assets and liabilities denominated
   in foreign currencies                                               --     5,725,243     8,826,474    62,975,347    23,617,923
                                                         --------------------------------------------------------------------------
NET ASSETS                                                    $65,386,460  $133,450,780  $211,231,770  $325,404,091  $117,709,890
                                                         ==========================================================================
SHARES OF BENEFICIAL INTEREST
OUTSTANDING                                                    65,404,807    12,551,582    17,842,418     9,512,651     4,997,725
NET ASSET VALUE, REDEMPTION PRICE AND
OFFERING PRICE PER SHARE                                            $1.00        $10.63        $11.84        $34.21        $23.55
*Cost:
   Unaffiliated companies                                     $62,944,947  $125,812,139  $196,548,402  $272,820,061   $94,199,607
   Affiliated companies                                               --             --            --            --            --
**Repurchase Agreements                                        $3,595,000    $2,780,000    $8,500,000   $35,600,000   $23,470,000
***Premiums Received                                                   --        $1,430            --            --            --



See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds

December 31, 1995


                                                             Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer
                                                               Multiple       Global      Strategic      Growth &
                                                              Strategies    Securities       Bond         Income
                                                                 Fund          Fund          Fund          Fund
--------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value (cost * ) (including repurchase
   agreements **) - see accompanying statements:
   Unaffiliated companies                                    $378,826,790  $361,259,286   $59,245,209    $4,045,327
   Affiliated companies                                                       1,368,000           --             --
Unrealized appreciation on forward foreign currency
   exchange contracts - Note 5                                          2       150,274            --            --
Cash                                                               38,181       136,798       162,525       224,728
Receivables:
   Dividends and interest                                       3,080,691       352,962     1,179,469         5,593
   Shares of beneficial interest sold                           1,200,686       202,710       200,211        18,236
   Investments sold                                               870,610     4,677,263       578,483           --
Other                                                              12,814         9,300         3,735         2,359
                                                         -----------------------------------------------------------
  Total assets                                                384,029,774   368,156,593    61,369,632     4,296,243
                                                         -----------------------------------------------------------
LIABILITIES:
Options written, at value (premiums received ***)
   - see accompanying statements - Note 4                       1,043,325            --        13,900           --
Unrealized depreciation on forward foreign currency
   exchange contracts - Note 5                                         --            --        11,657           --
Payables and other liabilities:
   Dividends                                                           --            --            --           --
   Investments purchased                                        1,574,416     6,654,962     1,156,926           --
   Shares of beneficial interest redeemed                          91,258       367,884        68,024           --
   Other                                                           57,611       154,914        21,512         7,792
                                                         -----------------------------------------------------------
      Total liabilities                                         2,766,610     7,177,760     1,272,019         7,792
                                                         -----------------------------------------------------------
NET ASSETS                                                   $381,263,164  $360,978,833   $60,097,613    $4,288,451
                                                         ===========================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                              $329,343,553  $363,343,602   $59,420,799    $3,756,393
Undistributed (distributions in excess of) net
   investment income                                            1,361,279        (1,068)      483,938          (318)
Accumulated net realized gain (loss) from investments
   and foreign currency transactions                            8,398,861   (26,173,952)   (1,648,175)       27,201
Net unrealized appreciation on investments and
   translation of assets and liabilities denominated
   in foreign currencies                                       42,159,471    23,810,251     1,841,051       505,175
                                                         ----------------------------------------------------------
NET ASSETS                                                   $381,263,164  $360,978,833   $60,097,613    $4,288,451
                                                         ===========================================================
SHARES OF BENEFICIAL INTEREST
OUTSTANDING                                                    26,212,235    24,067,821    12,250,929       342,794
NET ASSET VALUE, REDEMPTION PRICE AND
OFFERING PRICE PER SHARE                                           $14.55        $15.00         $4.91        $12.51
*Cost:
   Unaffiliated companies                                    $336,724,928  $337,580,583   $57,397,784    $3,540,471
   Affiliated companies                                                --    $1,401,000           --             --
**Repurchase Agreements                                       $52,200,000   $17,300,000      $500,000      $500,000
***Premiums Received                                           $1,100,095            --       $14,299            --




See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds

Statements of Operations
For the Year Ended December 31, 1995


                                                                                                       Oppenheimer
                                                             Oppenheimer   Oppenheimer   Oppenheimer     Capital     Oppenheimer
                                                                Money      High Income       Bond      Appreciation     Growth
                                                                 Fund          Fund          Fund          Fund          Fund
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest (net of withholding taxes of *)                       $4,534,276   $11,710,273   $13,096,739    $2,664,312    $1,001,964
Dividends:
   Unaffiliated companies (net of withholding taxes of **)            --        569,924        81,190       330,943       992,690
   Affiliated companies (net of withholding taxes of **)              --             --            --            --            --
                                                         --------------------------------------------------------------------------
   Total income                                                 4,534,276    12,280,197    13,177,929     2,995,255     1,994,654
                                                         --------------------------------------------------------------------------
EXPENSES:
Management fees - Note 6                                          338,483       866,154     1,280,422     1,790,785       664,977
Custodian fees and expenses                                        22,290        33,144        37,714        27,791           --
Shareholder reports                                                10,988         7,870         8,042        11,912         3,864
Legal and auditing fees                                             7,865        17,092        12,506        12,215        12,202
Insurance expenses                                                  3,683         4,698         5,140            --         3,525
Trustees' fees and expenses                                           538           812         2,637         1,699         1,901
Registration and filing fees                                           25         5,404        16,773        24,486         8,881
Other                                                                 777         1,046         1,193         2,916         1,585
                                                         --------------------------------------------------------------------------
   Total expenses                                                 384,649       936,220     1,364,427     1,871,804       696,935
                                                         --------------------------------------------------------------------------
NET INVESTMENT INCOME                                           4,149,627    11,343,977    11,813,502     1,123,451     1,297,719
                                                         --------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments:
   Unaffiliated companies                                           5,356       838,501       861,074    22,379,477     8,674,291
   Affiliated companies                                                --            --            --            --            --
Closing and expiration of options written - Note 4                     --      (428,900)      (14,352)           --            --
Foreign currency transactions                                          --       213,132       463,409            --            --
Net change in unrealized appreciation or
   depreciation on:
Investments                                                            --     9,435,938    13,439,159    47,042,428    16,396,856
Translation of assets and liabilities denominated
    in foreign currencies                                              --       (22,937)     (120,740)           --            --
                                                         --------------------------------------------------------------------------
Net realized and unrealized gain                                    5,356    10,035,734    14,628,550    69,421,905    25,071,147
                                                         --------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                      $4,154,983   $21,379,711   $26,442,052   $70,545,356   $26,368,866
                                                         ==========================================================================
*Interest                                                              --             --       $7,577           --             --
**Dividends:
   Unaffiliated companies                                              --             --           --          $999        $9,674
   Affiliated companies                                                --             --           --            --            --











See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds

For the Year Ended December 31, 1995


                                                             Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer
                                                               Multiple       Global      Strategic      Growth &
                                                              Strategies    Securities       Bond         Income
                                                                 Fund          Fund          Fund        Fund(1)
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest (net of withholding taxes of *)                      $16,147,769    $1,031,404    $3,754,007       $10,996
Dividends:
   Unaffiliated companies (net of withholding taxes of **)      3,114,259     4,699,083        79,325        12,525
   Affiliated companies (net of withholding taxes of **)                         62,163            --            --
                                                         ------------------------------------------------------------
   Total income                                                19,262,028     5,792,650     3,833,332        23,521
                                                         ------------------------------------------------------------
EXPENSES:
Management fees - Note 6                                        2,540,311     2,451,556       281,335         6,710
Custodian fees and expenses                                        65,688       457,420        15,150         4,260
Shareholder reports                                                14,490        11,015         3,111           440
Legal and auditing fees                                            23,186        17,395         7,000         5,627
Insurance expenses                                                  9,872         7,400         2,621           595
Trustees' fees and expenses                                         7,851         1,631           286            17
Registration and filing fees                                        6,188            --         8,457         1,287
Other                                                                 928           720           867            12
                                                         ------------------------------------------------------------
   Total expenses                                               2,668,514     2,947,137       318,827        18,948
                                                         ------------------------------------------------------------
NET INVESTMENT INCOME                                          16,593,514     2,845,513     3,514,505         4,573
                                                         ------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments:
   Unaffiliated companies                                       7,599,655   (31,891,633)     (826,576)       27,331
   Affiliated companies                                                --     1,000,520            --           --
Closing and expiration of options written                         378,568            --       (47,991)          --
Foreign currency transactions                                     297,101     5,123,230         5,391           (93)
Net change in unrealized appreciation or
   depreciation on:
Investments                                                    39,596,962    33,819,559     2,876,481       505,175
Translation of assets and liabilities denominated
    in foreign currencies                                         379,793    (2,166,551)          862            --
                                                         ------------------------------------------------------------
Net realized and unrealized gain                               48,252,079     5,885,125     2,008,167       532,413
                                                         ------------------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                     $64,845,593    $8,730,638    $5,522,672      $536,986
                                                         ============================================================

*Interest                                                         $10,875            --           --             --
**Dividends:
   Unaffiliated companies                                         $32,241      $381,116                         $40
   Affiliated companies                                                --        $7,446           --             --

1. For the period from July 5, 1995 (commencement of operations) to December 31, 1995.









See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds

Statements of Changes in Net Assets
For the Years Ended December 31, 1995 and 1994


                                                        Oppenheimer                Oppenheimer                Oppenheimer
                                                           Money                   High Income                   Bond
                                                            Fund                      Fund                       Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                            1995         1994         1995         1994          1995          1994
OPERATIONS:
Net investment income                                    $4,149,627  $3,774,464   $11,343,977  $9,253,988  $11,813,502   $8,900,922
Net realized gain (loss)                                      5,356      (5,168)      622,733  (3,689,385)   1,310,131   (2,370,155)
Net change in unrealized appreciation or depreciation            --          --     9,413,001  (8,629,376)  13,318,419   (8,824,731)
                                                      ------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   from operations                                        4,154,983   3,769,296    21,379,711  (3,064,773)  26,442,052   (2,293,964)
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS:
Dividends from net investment income                     (4,149,626) (3,793,971)  (12,039,383) (6,580,907) (11,209,883)  (7,101,380)
Distributions from net realized gain                             --          --            --  (2,106,023)          --     (283,274)
Distributions in excess of net realized gain                     --          --            --          --           --           --
BENEFICIAL INTEREST TRANSACTIONS:
Net increase (decrease) in net assets resulting from
   beneficial interest transactions - Note 2            (24,289,814) 28,473,973    28,412,143  14,438,679   60,932,217   32,899,881
                                                      ------------------------------------------------------------------------------
NET ASSETS:
Total increase (decrease)                               (24,284,457) 28,449,298    37,752,471   2,686,976   76,164,386   23,221,263
Beginning of period                                      89,670,917  61,221,619    95,698,309  93,011,333  135,067,384  111,846,121
                                                      ------------------------------------------------------------------------------
End of period                                           $65,386,460 $89,670,917  $133,450,780 $95,698,309 $211,231,770 $135,067,384
                                                      ==============================================================================















See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds

For the Years Ended December 31, 1995 and 1994


                                                      Oppenheimer                                          Oppenheimer
                                                        Capital                   Oppenheimer                Multiple
                                                      Appreciation                   Growth                 Strategies
                                                          Fund                        Fund                     Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                          1995          1994          1995         1994        1995        1994
OPERATIONS:
Net investment income                                   $1,123,451     $769,034    $1,297,719    $824,976  $16,593,514  $13,727,119
Net realized gain (loss)                                22,379,477   (1,045,951)    8,674,291   1,441,127    8,275,324    8,803,106
Net change in unrealized appreciation or depreciation   47,042,428  (10,016,034)   16,396,856  (1,915,053)  39,976,755  (28,189,733)
                                                      ------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   from operations                                      70,545,356  (10,292,951)   26,368,866     351,050   64,845,593   (5,659,508)
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS:
Dividends from net investment income                      (719,183)    (218,275)     (821,641)   (516,871) (16,066,432) (13,056,112)
Distributions from net realized gain                      (363,458) (17,112,748)     (973,385)   (127,540)  (8,717,288)  (1,925,053)
Distributions in excess of net realized gain                    --           --            --          --           --           --
BENEFICIAL INTEREST TRANSACTIONS:
Net increase (decrease) in net assets resulting from
   beneficial interest transactions - Note 2            70,167,835   76,512,412    29,852,876   6,875,487   49,134,087   62,417,829
                                                      ------------------------------------------------------------------------------
NET ASSETS:
Total increase (decrease)                              139,630,550   48,888,438    54,426,716   6,582,126   89,195,960   41,777,156
Beginning of period                                    185,773,541  136,885,103    63,283,174  56,701,048  292,067,204  250,290,048
                                                      ------------------------------------------------------------------------------
End of period                                         $325,404,091 $185,773,541  $117,709,890 $63,283,174 $381,263,164 $292,067,204
                                                      ==============================================================================





See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds

For the Years Ended December 31, 1995 and 1994


                                                             Oppenheimer                 Oppenheimer                  Oppenheimer
                                                                Global                    Strategic                     Growth &
                                                              Securities                     Bond                        Income
                                                                 Fund                        Fund                         Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 1995          1994          1995          1994         1995(1)
OPERATIONS:
Net investment income                                          $2,845,513    $1,162,074    $3,514,505    $1,286,157        $4,573
Net realized gain (loss)                                      (25,767,883)      385,837      (869,176)     (796,115)       27,238
Net change in unrealized appreciation or depreciation          31,653,008   (24,015,375)    2,877,343    (1,120,872)      505,175
                                                         --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   from operations                                              8,730,638   (22,467,464)    5,522,672      (630,830)      536,986
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS:
Dividends from net investment income                                   --      (359,955)   (3,151,540)   (1,161,570)       (4,891)
Distributions from net realized gain                           (8,174,158)   (2,441,859)           --            --            --
Distributions in excess of net realized gain                           --            --            --       (16,802)          (37)
BENEFICIAL INTEREST TRANSACTIONS:
Net increase (decrease) in net assets resulting from
   beneficial interest transactions - Note 2                   62,580,432   226,686,688    37,406,166    12,242,999     3,756,393
                                                         --------------------------------------------------------------------------
NET ASSETS:
Total increase (decrease)                                      63,136,912   201,417,410    39,777,298    10,433,797     4,288,451
Beginning of period                                           297,841,921    96,424,511    20,320,315     9,886,518            --
                                                         --------------------------------------------------------------------------
End of period                                                $360,978,833  $297,841,921   $60,097,613   $20,320,315    $4,288,451
                                                         ==========================================================================



1. For the period from July 5, 1995 (commencement of operations) to December 31, 1995.




See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds
FINANCIAL HIGHLIGHTS


                                                                                                                    Oppenheimer
                                                                                                                       Money
                                                                                                                        Fund

                                                     -------------------------------------------------------------------------------
                                                          Year Ended
                                                         December 31,         1994            1993           1992           1991
                                                             1995
                                                     -------------------------------------------------------------------------------
PER SHARE OPERATING DATA:

Net asset value, beginning of year                             $1.00           $1.00          $1.00          $1.00           $1.00

Income from investment operations - net
investment income and net realized gain
on investments                                                   .06             .04            .03            .04             .06

Dividends and distributions to shareholders                     (.06)           (.04)          (.03)          (.04)           (.06)
                                                     -------------------------------------------------------------------------------

Net asset value, end of year                                   $1.00           $1.00          $1.00          $1.00           $1.00
                                                     ===============================================================================

TOTAL RETURN, AT NET ASSET VALUE (1)                            5.62%           4.25%          3.09%          3.93%           6.18%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (in thousands)                       $65,386         $89,671        $61,221        $58,266         $58,709


Average net assets (in thousands)                            $75,136         $90,264        $57,654        $61,317         $75,747


Ratios to average net assets:

  Net investment income                                         5.52%           4.18%          3.12%          3.76%           5.97%

  Expenses                                                       .51%            .43%           .43%           .50%            .49%




                                                 -----------------------------------------------------------------------


                                                    1990           1989           1988          1987            1986

                                                 -----------------------------------------------------------------------
PER SHARE OPERATING DATA:

Net asset value, beginning of year                   $1.00          $1.00          $1.00          $1.00          $1.00

Income from investment operations - net
investment income and net realized gain
on investments                                         .08            .09            .07            .06            .06

Dividends and distributions to shareholders           (.08)          (.09)          (.07)          (.06)          (.06)
                                                 -----------------------------------------------------------------------

Net asset value, end of year                         $1.00          $1.00          $1.00          $1.00          $1.00
                                                 =======================================================================

TOTAL RETURN, AT NET ASSET VALUE (1)                  7.84%          9.56%          6.96%          6.74%          6.00%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (in thousands)             $89,143        $68,440        $69,468        $42,538        $28,218


Average net assets (in thousands)                  $82,966        $67,586        $60,241        $35,138        $12,914


Ratios to average net assets:

  Net investment income                               7.80%          8.82%          7.31%          6.33%          5.68%

  Expenses                                             .51%           .53%           .55%           .59%           .75%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds
FINANCIAL HIGHLIGHTS (Continued)

                                                                                                          Oppenheimer
                                                                                                          High Income
                                                                                                              Fund

                                                    -------------------------------------------------------------------------------
                                                        Year Ended
                                                       December 31,
                                                           1995             1994            1993           1992            1991
                                                    -------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                            $9.79          $11.02          $9.74          $9.40          $7.90
Income (loss) from investment operations:
  Net investment income                                           .98             .94            .82           1.19           1.28
  Net realized and unrealized gain (loss) on
  investments and foreign currency                                .94          (1.27)           1.65            .43           1.30
  transactions
                                                    ------------------------------------------------------------------------------
  Total income (loss) from investment
  operations                                                     1.92           (.33)           2.47           1.62           2.58
                                                    -------------------------------------------------------------------------------
Dividends and distributions to shareholders:
  Dividends from net investment income                          (1.08)          (.66)          (1.19)         (1.28)         (1.08)
  Distributions from net realized gain on
  investments and foreign currency
  transactions                                                     --           (.24)             --             --             --
                                                    -------------------------------------------------------------------------------
  Total dividends and distributions to
  shareholders                                                  (1.08)           (.90)         (1.19)         (1.28)         (1.08)
                                                    -------------------------------------------------------------------------------
Net asset value, end of period                                 $10.63          $ 9.79         $11.02          $9.74          $9.40
                                                    ===============================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)                             20.37%          (3.18)%        26.34%         17.92%         33.91%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                     $133,451        $ 95,698        $93,011        $40,817        $27,308

Average net assets (in thousands)                            $115,600        $101,096        $67,000        $36,861        $23,663

Ratios to average net assets:
  Net investment income                                          9.81%           9.15%        10.50%          12.08%         14.26%
  Expenses                                                        .81%            .67%          .68%            .73%           .75%
  Portfolio turnover rate(4)                                    107.1%          110.1%        135.7%          144.2%         108.0%


                                                 -------------------------------------------------------------------------
                                                     1990           1989            1988          1987          1986(1)
                                                 -------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                  $8.59           $9.30          $9.14        $10.04          $10.00
Income (loss) from investment operations:
  Net investment income                                1.21            1.09           1.12          1.30             .72
  Net realized and unrealized gain (loss) on
  investments and foreign currency                     (.82)           (.65)           .23          (.51)           (.24)
  transactions
                                                 -------------------------------------------------------------------------
  Total income (loss) from investment
  operations                                            .39             .44           1.35           .79             .48
                                                 -------------------------------------------------------------------------
Dividends and distributions to shareholders:
  Dividends from net investment income                (1.08)          (1.08)         (1.07)        (1.55)           (.44)
  Distributions from net realized gain on
  investments and foreign currency
  transactions                                           --            (.07)          (.12)         (.14)              --
                                                 -------------------------------------------------------------------------
  Total dividends and distributions to
  shareholders                                        (1.08)          (1.15)         (1.19)        (1.69)           (.44)
                                                 -------------------------------------------------------------------------
Net asset value, end of period                        $7.90           $8.59          $9.30         $9.14          $10.04
                                                 =========================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)                    4.65%           4.84%         15.58%         8.07%           4.73%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)            $19,172         $23,698        $25,551       $21,768         $14,833

Average net assets (in thousands)                   $21,493         $26,040        $24,530       $20,637         $ 8,036

Ratios to average net assets:
  Net investment income                               14.32%          11.52%         11.94%        13.13%          11.18%(3)
  Expenses                                              .75%            .75%           .75%          .75%            .75%(3)
  Portfolio turnover rate(4)                           95.1%           78.7%          57.9%         42.1%           18.3%

1. For the period from April 30, 1986 (commencement of operations) to December 31, 1986.
2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3.  Annualized
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.


See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds
FINANCIAL HIGHLIGHTS (Continued)

                                                                                                           Oppenheimer
                                                                                                              Bond
                                                                                                              Fund

                                                       -----------------------------------------------------------------------------
                                                           Year Ended
                                                          December 31,
                                                              1995           1994           1993             1992           1991
                                                       -----------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                         $10.78         $11.65         $10.99           $11.15         $10.33
Income (loss) from investment operations:
  Net investment income                                         .72            .76            .65              .87            .95
  Net realized and unrealized gain (loss) on
    investments and foreign currency
    transactions                                               1.07           (.98)           .76             (.17)           .80
                                                       -----------------------------------------------------------------------------
  Total income (loss) from investment
    operations                                                 1.79           (.22)          1.41              .70           1.75

                                                       -----------------------------------------------------------------------------
Dividends and distributions to shareholders:
  Dividends from net investment income                         (.73)          (.62)          (.75)            (.86)          (.93)
  Distributions from net realized gain on
    investments and foreign currency
    transactions                                                  --          (.03)             --               --             --
                                                       -----------------------------------------------------------------------------
  Total dividends and distributions to
    shareholders                                               (.73)          (.65)          (.75)            (.86)          (.93)
                                                       -----------------------------------------------------------------------------
Net asset value, end of period                               $11.84         $10.78         $11.65           $10.99         $11.15
                                                       =============================================================================
TOTAL RETURN, AT NET ASSET VALUE(1)                           17.00%        (1.94)%         13.04%            6.50%         17.63%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                   $211,232       $135,067       $111,846          $63,354        $32,762
Average net assets (in thousands)                          $170,929       $121,884       $ 87,215          $45,687        $22,169
Ratios to average net assets:
  Net investment income                                        6.91%          7.30%          7.20%            7.81%          8.73%
  Expenses                                                      .80%           .57%           .46%             .56%           .64%
  Portfolio turnover rate(2)                                   79.4%          35.1%          36.3%            41.3%           7.6%


                                                       ----------------------------------------------------------------------------
                                                            1990          1989           1988            1987           1986
                                                       ----------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                          $10.49        $10.15          $10.19         $11.15          $11.27
Income (loss) from investment operations:
  Net investment income                                          .97           .98             .94            .97             .97
  Net realized and unrealized gain (loss) on
    investments and foreign currency
    transactions                                                (.18)          .32            (.05)          (.71)            .09
                                                       ----------------------------------------------------------------------------
  Total income (loss) from investment
    operations                                                   .79          1.30             .89            .26            1.06
                                                       ----------------------------------------------------------------------------
Dividends and distributions to shareholders:
  Dividends from net investment income                          (.95)         (.96)           (.93)         (1.17)          (1.03)
  Distributions from net realized gain on
    investments and foreign currency
    transactions                                                  --            --              --           (.05)           (.15)
                                                       ----------------------------------------------------------------------------
  Total dividends and distributions to
    shareholders                                                (.95)         (.96)           (.93)         (1.22)          (1.18)
                                                       ----------------------------------------------------------------------------
Net asset value, end of period                                $10.33        $10.49          $10.15         $10.19          $11.15
                                                       ============================================================================
TOTAL RETURN, AT NET ASSET VALUE(1)                             7.92%        13.32%           8.97%          2.53%          10.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                     $16,576       $13,422         $ 9,989        $10,415          $7,377
Average net assets (in thousands)                            $15,088       $11,167         $11,028        $ 8,748          $4,647
Ratios to average net assets:
  Net investment income                                         9.30%         9.34%           9.08%          9.17%           8.71%
  Expenses                                                       .61%          .64%            .70%           .75%            .75%
  Portfolio turnover rate(2)                                     7.4%          5.4%           36.3%           5.9%           27.7%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.


See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds
FINANCIAL HIGHLIGHTS (Continued)

                                                                                                             Oppenheimer
                                                                                                        Capital Appreciation
                                                                                                                Fund
                                                      ------------------------------------------------------------------------------
                                                         Year Ended
                                                        December 31,
                                                            1995             1994           1993            1992           1991
                                                      ------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                        $25.95         $31.64          $26.04          $23.24         $15.24
Income (loss) from investment operations:
  Net investment income                                        .11            .10             .05             .06            .08
  Net realized and unrealized gain (loss) on
    investments                                               8.29          (2.22)           6.71            3.43           8.18
                                                      ------------------------------------------------------------------------------
  Total income (loss) from investment operations              8.40          (2.12)           6.76            3.49           8.26
                                                      ------------------------------------------------------------------------------
Dividends and distributions to shareholders:
  Dividends from net investment income                        (.09)          (.04)           (.06)           (.14)          (.26)
  Distributions from net realized gain on
    investments                                               (.05)         (3.53)          (1.10)           (.55)             --
                                                      ------------------------------------------------------------------------------
  Total dividends and distributions to
    shareholders                                              (.14)         (3.57)          (1.16)           (.69)          (.26)
                                                      ------------------------------------------------------------------------------
Net asset value, end of period                              $34.21         $25.95          $31.64          $26.04         $23.24
                                                      ==============================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)                          32.52%         (7.59)%         27.32%          15.42%         54.72%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                  $325,404       $185,774        $136,885         $83,335        $49,371
Average net assets (in thousands)                         $240,730       $153,832         $98,228         $56,371        $34,887
Ratios to average net assets:
  Net investment income                                        .47%           .50%            .23%            .30%           .81%
  Expenses                                                     .78%           .57%            .47%            .54%           .63%
  Portfolio turnover rate(4)                                 125.5%          96.5%          122.8%           78.9%         122.3%
  Average brokerage commission rate(5)                       $0.18             --              --              --             --


                                                        -------------------------------------------------------------------------
                                                             1990           1989           1988           1987         1986(1)
                                                        -------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                         $20.40         $16.31         $14.39         $13.12         $16.21
Income (loss) from investment operations:
  Net investment income                                         .32            .50            .33            .21            .12
  Net realized and unrealized gain (loss) on
    investments                                               (3.54)          3.93           1.60           1.67          (1.24)
                                                        -------------------------------------------------------------------------
  Total income (loss) from investment operations              (3.22)          4.43           1.93           1.88          (1.12)
                                                        -------------------------------------------------------------------------
Dividends and distributions to shareholders:
  Dividends from net investment income                         (.53)          (.34)            --           (.34)          (.21)
  Distributions from net realized gain on
    investments                                               (1.41)            --           (.01)          (.27)         (1.76)
                                                        -------------------------------------------------------------------------
  Total dividends and distributions to
    shareholders                                              (1.94)          (.34)          (.01)          (.61)         (1.97)
                                                        -------------------------------------------------------------------------
Net asset value, end of period                               $15.24         $20.40         $16.31         $14.39         $13.12
                                                        =========================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)                         (16.82)%         27.57%         13.41%         14.34%        (1.65)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                    $23,295        $27,523        $13,667         $9,692         $4,549
Average net assets (in thousands)                           $24,774        $21,307        $13,239         $8,598         $3,099
Ratios to average net assets:
  Net investment income                                        1.93%          3.27%          2.13%          1.68%          2.36%(3)
  Expenses                                                      .71%           .68%           .73%           .75%          1.01%(3)
  Portfolio turnover rate(4)                                  222.0%         130.5%         128.7%         138.7%         100.1%
  Average brokerage commission rate(5)                           --             --             --             --             --

1. For the six months ended December 31, 1986. Operating results prior to August 15, 1986 were achieved by Centennial Capital Appreciation Fund, a separate investment company acquired by OCAP on August 14, 1986.
2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products.
    Inclusion of these charges would reduce the total return figures for all periods shown.
3.  Annualized.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.
5. Total brokerage commissions paid on purchases and sales of portfolio securities for the period divided by the total number of related shares purchased and sold.


See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds
FINANCIAL HIGHLIGHTS (Continued)

                                                                                                        Oppenheimer
                                                                                                           Growth
                                                                                                            Fund
                                                       -----------------------------------------------------------------------------
                                                          Year Ended
                                                         December 31,
                                                             1995              1994             1993          1992            1991
                                                       -----------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                       $17.68            $17.70         $16.96         $15.17          $12.54
Income (loss) from investment operations:
  Net investment income                                       .25               .22            .46            .16             .30
  Net realized and unrealized gain (loss) on
    investments                                              6.10              (.05)           .74           1.99            2.82
                                                       -----------------------------------------------------------------------------
  Total income (loss) from investment
    operations                                               6.35               .17           1.20           2.15            3.12
                                                       -----------------------------------------------------------------------------

Dividends and distributions to shareholders:
  Dividends from net investment income                       (.22)             (.15)          (.14)          (.36)           (.49)
  Distributions from net realized gain on
    investments and foreign currency
    transactions                                             (.26)             (.04)          (.32)             --              --
                                                       -----------------------------------------------------------------------------
  Total dividends and distributions to
    shareholders                                             (.48)             (.19)          (.46)          (.36)           (.49)
                                                       -----------------------------------------------------------------------------
Net asset value, end of period                             $23.55            $17.68         $17.70         $16.96          $15.17
                                                       =============================================================================
TOTAL RETURN, AT NET ASSET VALUE(1)                         36.65%              .97%          7.25%         14.53%          25.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                 $117,710           $63,283        $56,701        $36,494         $22,032
Average net assets (in thousands)                         $88,803           $59,953        $46,389        $25,750         $18,810
Ratios to average net assets:
  Net investment income                                      1.46%             1.38%          1.13%          1.36%           2.82%
  Expenses                                                    .79%              .58%           .50%           .61%            .70%
  Portfolio turnover rate(2)                                 58.2%             53.8%          12.6%          48.7%          133.9%
  Average brokerage commission rate(3)                      $0.07                --             --             --              --

                                                       ---------------------------------------------------------------------------
                                                            1990          1989           1988           1987           1986
                                                       ---------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                          $16.38        $13.64         $11.21         $12.53          $10.95
Income (loss) from investment operations:
  Net investment income                                          .56           .66            .29            .20             .13
  Net realized and unrealized gain (loss) on
    investments                                                (1.79)         2.50           2.19            .24            1.76
                                                       ---------------------------------------------------------------------------
  Total income (loss) from investment
    operations                                                 (1.23)         3.16           2.48            .44            1.89
                                                       ---------------------------------------------------------------------------

Dividends and distributions to shareholders:
  Dividends from net investment income                          (.62)         (.35)            --           (.34)           (.15)
  Distributions from net realized gain on
    investments and foreign currency
    transactions                                               (1.99)         (.07)          (.05)         (1.42)           (.16)
                                                       ---------------------------------------------------------------------------
  Total dividends and distributions to
    shareholders                                               (2.61)         (.42)          (.05)         (1.76)           (.31)
                                                       ---------------------------------------------------------------------------
Net asset value, end of period                                $12.54        $16.38         $13.64         $11.21          $12.53
                                                       ===========================================================================
TOTAL RETURN, AT NET ASSET VALUE(1)                           (8.21)%        23.59%         22.09%          3.32%          17.76%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                     $15,895       $19,301        $17,746        $14,692          $8,287
Average net assets (in thousands)                            $17,235       $18,596        $15,585        $15,121          $3,744
Ratios to average net assets:
  Net investment income                                         4.09%         3.72%          2.39%          1.56%           2.62%
  Expenses                                                       .71%          .70%           .70%           .75%            .75%
  Portfolio turnover rate(2)                                   267.9%        148.0%         132.5%         191.0%          100.9%
  Average brokerage commission rate(3)                            --            --             --             --              --

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products.
    Inclusion of these charges would reduce the total return figures for all periods shown.
2. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.
3. Total brokerage commissions paid on purchases and sales of portfolio securities for the period divided by the total number of related shares purchased and sold.


See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds
FINANCIAL HIGHLIGHTS (Continued)

                                                                                                              Oppenheimer
                                                                                                         Multiple Strategies
                                                                                                                  Fund
                                                     ------------------------------------------------------------------------------
                                                        Year Ended
                                                       December 31,
                                                           1995             1994            1993             1992            1991
                                                     ------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                      $12.91           $13.88          $12.47           $11.96         $10.90
Income (loss) from investment operations:
  Net investment income                                      .66              .63             .55              .55            .69
  Net realized and unrealized gain (loss) on
  investments, options written and foreign
  currency transactions                                     2.00             (.90)           1.41              .50           1.15
                                                     ------------------------------------------------------------------------------
  Total income (loss) from investment operations            2.66             (.27)           1.96             1.05           1.84
                                                     ------------------------------------------------------------------------------
Dividends and distributions to shareholders:
  Dividends from net investment income                      (.65)            (.60)           (.55)            (.54)          (.78)
  Distributions from net realized gain on
  investments, options written and foreign
  currency transactions                                     (.37)            (.10)              --               --             --
                                                     ------------------------------------------------------------------------------
  Total dividends and distributions to
  shareholders                                             (1.02)            (.70)           (.55)            (.54)          (.78)
                                                     ------------------------------------------------------------------------------
Net asset value, end of period                            $14.55           $12.91          $13.88           $12.47         $11.96
                                                     ==============================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)                        21.36%           (1.95)%         15.95%            8.99%         17.48%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                $381,263         $292,067        $250,290         $159,464       $124,634
Average net assets (in thousands)                       $344,745         $279,949        $199,954         $139,011       $117,000
Ratios to average net assets:
  Net investment income                                     4.81%            4.90%           4.44%            4.63%          5.95%
  Expenses                                                   .77%             .56%            .48%             .55%           .54%
  Portfolio turnover rate(4)                                39.0%            31.4%           32.4%            57.8%          80.3%
  Average brokerage commission rate(5)                     $0.04               --              --               --             --
                                                        -----------------------------------------------------------------
                                                              1990              1989            1988           1987(1)
                                                        -----------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                           $12.30           $11.58         $10.04            $10.00
Income (loss) from investment operations:
  Net investment income                                           .73              .73            .66               .44
  Net realized and unrealized gain (loss) on
  investments, options written and foreign
  currency transactions                                          (.97)            1.04           1.53               .07
                                                        -----------------------------------------------------------------
  Total income (loss) from investment operations                 (.24)            1.77           2.19               .51
                                                        -----------------------------------------------------------------
Dividends and distributions to shareholders:
  Dividends from net investment income                           (.70)            (.68)          (.65)             (.43)
  Distributions from net realized gain on
  investments, options written and foreign
  currency transactions                                          (.46)            (.37)            --              (.04)
                                                        -----------------------------------------------------------------
  Total dividends and distributions to
  shareholders                                                  (1.16)           (1.05)          (.65)             (.47)
                                                        -----------------------------------------------------------------
Net asset value, end of period                                 $10.90           $12.30         $11.58            $10.04
                                                        =================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)                            (1.91)%           15.76%         22.15%             3.97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                     $118,888         $121,286        $78,386           $53,291
Average net assets (in thousands)                            $123,231         $101,057        $64,298           $34,256
Ratios to average net assets:
  Net investment income                                          6.53%            6.36%          6.18%             6.12%(3)
  Expenses                                                        .55%             .57%           .58               .65%(3)
  Portfolio turnover rate(4)                                     99.2%            66.9%         110.0%             46.9%
  Average brokerage commission rate(5)                             --               --             --                --

1. For the period from February 9, 1987 (commencement of Operations) to December 31, 1987.
2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3.  Annualized.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.
5. Total brokerage commissions paid on purchases and sales of portfolio securities for the period divided by the total number of related shares purchased and sold.


See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds
FINANCIAL HIGHLIGHTS (Continued)


                                                                                                           Oppenheimer
                                                                                                        Global Securities
                                                                                                               Fund
                                                                  ----------------------------------------------------------------
                                                                        Year Ended
                                                                       December 31,
                                                                           1995                   1994                  1993
                                                                 -----------------------------------------------------------------
PER SHARE OPERATING DATA:

Net asset value, beginning of period                                       $15.09                 $16.30                 $9.57
Income (loss) from investment operations:
  Net investment income                                                       .12                    .04                  (.02)
        Net realized and unrealized gain (loss) on investments
    and foreign currency transactions                                         .19                   (.96)                 6.75
                                                                 -----------------------------------------------------------------
  Total income (loss) from investment operations                              .31                   (.92)                 6.73
                                                                 -----------------------------------------------------------------
Dividends and distributions to shareholders:
  Dividends from net investment income                                         --                   (.04)                   --
  Distributions from net realized gain on investments and
    foreign currency transactions                                            (.40)                  (.25)                   --
                                                                 -----------------------------------------------------------------
  Total dividends and distributions to shareholders                          (.40)                  (.29)                   --
                                                                 -----------------------------------------------------------------
Net asset value, end of period                                             $15.00                 $15.09                $16.30
                                                                 =================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)                                          2.24%                 (5.72)%               70.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                 $360,979               $297,842               $96,425
Average net assets (in thousands)                                        $332,336               $214,545               $31,696
Ratios to average net assets:
  Net investment income                                                       .86%                   .54%                  .72%
  Expenses                                                                    .89%                   .91%                  .92%
  Portfolio turnover rate(4)                                                131.3%                  70.4%                 65.1%
  Average brokerage commission rate(5)                                      $0.01                     --                    --
                                                                 -----------------------------------------------------------------


                                                                     1992                  1991                 1990(1)
                                                                 -----------------------------------------------------------------
PER SHARE OPERATING DATA:

Net asset value, beginning of period                                       $10.38            $10.04           $10.00
Income (loss) from investment operations:
  Net investment income                                                       .07               .04               --
        Net realized and unrealized gain (loss) on investments
    and foreign currency transactions                                        (.80)              .30              .04
                                                                 ---------------------------------------------------------------
  Total income (loss) from investment operations                             (.73)              .34              .04
                                                                 ---------------------------------------------------------------
Dividends and distributions to shareholders:
  Dividends from net investment income                                       (.04)               --               --
  Distributions from net realized gain on investments and
    foreign currency transactions                                            (.04)               --               --
                                                                 ---------------------------------------------------------------
  Total dividends and distributions to shareholders                          (.08)               --               --
                                                                 ---------------------------------------------------------------
Net asset value, end of period                                              $9.57            $10.38           $10.04
                                                                 ===============================================================
TOTAL RETURN, AT NET ASSET VALUE(2)                                         (7.11)%            3.39%             .40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                  $13,537            $7,339           $  432
Average net assets (in thousands)                                         $11,181            $3,990           $  263
Ratios to average net assets:
  Net investment income                                                      1.04%              .75%             .08%(3)
  Expenses                                                                   1.06%             1.32%            6.84%(3)
  Portfolio turnover rate(4)                                                 34.1%             29.5%             0.0%
  Average brokerage commission rate(5)                                         --                --               --

1. For the period from November 12, 1990 (commencement of operations) to December 31, 1990.
2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3.  Annualized.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.
5. Total brokerage commissions paid on purchases and sales of portfolio securities for the period divided by the total number of related shares purchased and sold.


See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds
FINANCIAL HIGHLIGHTS (Continued)

                                                                                 Oppenheimer
                                                                                Strategic Bond
                                                                                    Fund
                                                              --------------------------------------------------------
                                                                Year Ended
                                                               December 31,
                                                                   1995                 1994            1993(1)
                                                              --------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                               $4.60               $5.12           $5.00
Income (loss) from investment operations:
  Net investment income                                              .38                 .35             .10
  Net realized and unrealized gain (loss) on investments,
    options written and foreign currency transactions                .30                (.54)            .11
                                                              --------------------------------------------------------
  Total income (loss) from investment operations                     .68                (.19)            .21
                                                              --------------------------------------------------------
Dividends and distributions to shareholders:
  Dividends from net investment income                              (.37)               (.32)           (.09)
  Distributions from net realized gain on investments                 --                  --              --
  Distributions in excess of net realized gain on investments,
    options written and foreign currency transactions                 --                (.01)             --
                                                              --------------------------------------------------------
  Total dividends and distributions to shareholders                 (.37)               (.33)           (.09)
                                                              --------------------------------------------------------
Net asset value, end of period                                     $4.91               $4.60           $5.12
                                                              ========================================================

TOTAL RETURN, AT NET ASSET VALUE(2)                                15.33%              (3.78)%          4.25%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $60,098             $20,320          $9,887
Average net assets (in thousands)                                $37,698             $15,389          $4,259
Ratios to average net assets:
  Net investment income                                             9.32%               8.36%           5.67%(3)
  Expenses                                                           .85%                .87%            .96%(3)
  Portfolio turnover rate(4)                                        87.0%              136.6%           10.9%

1. For the period from May 3, 1993 (commencement of operations) to December 31, 1993.
2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3.  Annualized.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.


See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds
FINANCIAL HIGHLIGHTS (Continued)

                                                                            Oppenheimer
                                                                          Growth & Income
                                                                               Fund
                                                                          ---------------
                                                                             Year Ended
                                                                            December 31,
                                                                              1995(1)
                                                                            ---------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                                           $10.00
Income (loss) from investment operations:
  Net investment income                                                           .01
  Net realized and unrealized gain (loss) on investments,
    options written and foreign currency transactions                            2.52
                                                                            ---------
  Total income (loss) from investment operations                                 2.53
                                                                            ---------
Dividends and distributions to shareholders:
  Dividends from net investment income                                           (.02)
  Distributions from net realized gain on investments                              --
  Distributions in excess of net realized gain on investments,
    options written and foreign currency transactions                              --
                                                                            ---------
  Total dividends and distributions to shareholders                              (.02)
                                                                            ---------
Net asset value, end of period                                                 $12.51
                                                                            =========

TOTAL RETURN, AT NET ASSET VALUE(2)                                             25.25%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                       $4,288
Average net assets (in thousands)                                              $1,809
Ratios to average net assets:
  Net investment income                                                          0.50%(3)
  Expenses                                                                       2.07%(3)
  Portfolio turnover rate(4)                                                     23.7%
  Average brokerage commission rate(5)                                          $0.34

1. For the period from July 5, 1995 (commencement of operations) to December 31, 1995
2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products.
    Inclusion of these charges would reduce the total return figures for all periods shown.
3.  Annualized.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.
5. Total brokerage commissions paid on purchases and sales of portfolio securities for the period divided by the total number of related shares purchased and sold.


See accompanying Notes to Financial Statements.

Oppenheimer Variable Account Funds
Notes to Financial Statements

1. Significant Accounting Policies
   Oppenheimer Money Fund (OMF), Oppenheimer High Income Fund (OHIF), Oppenheimer Bond Fund (OBF), Oppenheimer Capital Appreciation Fund (OCAP), Oppenheimer Growth Fund (OGF), Oppenheimer Multiple Strategies Fund (OMSF), Oppenheimer Global Securities Fund (OGSF), Oppenheimer Strategic Bond Fund
   (OSBF) and Oppenheimer Growth & Income Fund (OGIF) (collectively, the Funds) are separate series of Oppenheimer Variable Account Funds (the Trust), a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Funds.

   The Funds' objectives are as follows:

   Oppenheimer  Money Fund seeks the maximum current income from  investments in
   "money  market"   securities   consistent  with  low  capital  risk  and  the
   maintenance of liquidity.

   Oppenheimer High Income Fund seeks a high level of current income from investments in high yield fixed-income securities.

   Oppenheimer Bond Fund primarily seeks a high level of current income from investments in high yield fixed-income securities rated "Baa" or better by Moody's or "BBB" or better by Standard & Poor's. Secondarily, this Fund seeks capital growth when consistent with its primary objective.

   Oppenheimer Capital Appreciation Fund seeks to achieve capital appreciation by investing in "growth-type" companies.

   Oppenheimer Growth Fund seeks to achieve capital appreciation by investing in securities of well-known established companies.

   Oppenheimer Multiple Strategies Fund seeks a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

   Oppenheimer Global Securities Fund seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special institutions which are considered to have appreciation possibilities.

   Oppenheimer Strategic Bond Fund seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on: (i) debt securities, (ii) U.S. Government securities, and (iii) lower-rated high yield domestic debt securities.

   Oppenheimer Growth & Income Fund seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. From time to time this Fund may focus on small to medium capitalization common stocks, bonds and convertible securities.

Oppenheimer Variable Account Funds
Notes to Financial Statements (Continued)

1. Significant Accounting Policies (Continued)

Investment Valuation.
   Portfolio securities of OMF are valued on the basis of amortized cost, which approximates market value. Portfolio securities of OHIF, OBF, OCAP, OGF, OMSF, OGSF, OSBF and OGIF are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or asked price or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid or asked price closest to the last reported sale price is used. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

Securities Purchased on a When-Issued Basis.
   Delivery and payment for securities that have been purchased by OSBF on a forward commitment or when-issued basis can take place a month or more after the transaction date. During the period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. OSBF maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of OSBF's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested.

   In connection with its ability to purchase securities on a when-issued or forward commitment basis, OSBF may enter into mortgage "dollar-rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records each dollar-roll as a sale and a new purchase transaction.

Security Credit Risk.
   OHIF, OMSF and OSBF invest in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Funds may acquire securities in default, and are not obligated to dispose of securities whose issuers subsequently default. At December 31, 1995, securities with an aggregate market value of $491,444 for OHIF and $67,873 for OSBF, representing 0.37% and 0.11% respectively, of the Funds' net assets, were in default.

Foreign Currency Translation.
   The accounting records of the Funds are maintained in U.S. dollars. Prices of securities purchased by OHIF, OBF, OMSF, OGSF, OSBF and OGIF that are denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Oppenheimer Variable Account Funds
Notes to Financial Statements (Continued)

1. Significant Accounting Policies (Continued)

   For OHIF, OBF, OMSF, OGSF, OSBF and OGIF, the effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Funds' Statements of Operations.

Repurchase Agreements.
   The Funds require the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Funds may be delayed or limited.

Federal Taxes.
   The Trust intends for each Fund to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. At December 31, 1995, the following Funds had available for federal income tax purposes unused capital loss carryovers expiring in 2002 and 2003:

                                       OHIF --  $ 3,033,760
                                       OGSF --  $17,569,501
                                       OSBF --  $ 1,609,951

Distributions to Shareholders.
   Dividends and distributions to shareholders of OHIF, OBF, OCAP, OGF, OMSF, OGSF, OSBF and OGIF are recorded on the ex-dividend date. OMF intends to declare dividends from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, OMF may withhold dividends or make distributions of net realized gains.

Classification of Distributions to Shareholders.
   Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of premium amortization, paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain (loss) was recorded by the Funds. Changes in classification made during the fiscal year ended December 31, 1995 are shown below:

                                             -----------------------------------------------------------------------------------
                                                           Adjustments for the Fiscal Year Ended December 31, 1995
                                             -----------------------------------------------------------------------------------
                                                  Undistributed Net
                                                  Investment Income         Undistributed Net Realized           Paid-in
                                                        (Loss)              Gain (Loss) on Investments           Capital
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund                                    186,751                         (186,751)                   --
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Bond Fund                                       (1,093,371)                         1,093,371                   --
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund                                --                                --                   --
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Growth Fund                                              --                                --                   --
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Multiple Strategies Fund                          (204,481)                           204,481                   --
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund                          (2,845,512)                         6,264,762          (3,419,250)
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund                                   9,220                           (9,220)                   --
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Growth & Income Fund                                     37                              (37)                   --
--------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds
Notes to Financial Statements (Continued)

1. Significant Accounting Policies (Continued)

Other.
   Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased by OHIF, OBF, OCAP, OGF, OMSF, OGSF, OSBF and OGIF is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate, and a market adjustment is made on the ex-date.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Oppenheimer Variable Account Funds
Notes to Financial Statements (Continued)

2.  Shares of Beneficial Interest
   The Funds have authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                     Oppenheimer Money Fund
                   -------------------------------------------------------------
                           Year Ended                     Year Ended
                        December 31, 1995             December 31, 1994
                   -------------------------------------------------------------
                        Shares       Amount          Shares          Amount
                   -------------------------------------------------------------
Sold                202,748,102   $202,748,102     175,917,558    $175,917,558

Dividends and
distributions
reinvested            4,222,747      4,222,747       3,640,684       3,640,684

Redeemed           (231,260,663)  (231,260,663)   (151,084,269)   (151,084,269)
                   -------------------------------------------------------------

  Net increase
  (decrease)        (24,289,814)  $(24,289,814)     28,473,973    $ 28,473,973
                   =============================================================

                                  Oppenheimer High Income Fund
                   -------------------------------------------------------------
                           Year Ended                     Year Ended
                        December 31, 1995             December 31, 1994
                   -------------------------------------------------------------
                        Shares       Amount          Shares          Amount
                   -------------------------------------------------------------
Sold                  5,873,231    $60,932,670       9,936,582    $ 81,477,904

Dividends and
distributions
reinvested            1,162,957     12,040,152         841,101       8,686,931

Redeemed             (4,263,757)   (44,560,679)     (9,441,490)    (75,726,156)
                   -------------------------------------------------------------

  Net increase
  (decrease)          2,772,431    $28,412,143       1,336,193    $ 14,438,679
                   =============================================================

                                      Oppenheimer Bond Fund
                   -------------------------------------------------------------
                           Year Ended                     Year Ended
                        December 31, 1995             December 31, 1994
                   -------------------------------------------------------------
                        Shares       Amount          Shares          Amount
                   -------------------------------------------------------------
Sold                  7,311,733    $83,544,442       5,002,623     $56,466,171

Dividends and
distributions
reinvested              976,291     11,209,883         666,678       7,384,654

Redeemed             (2,972,687)   (33,822,108)     (2,744,016)    (30,950,944)
                   -------------------------------------------------------------

  Net increase        5,315,337    $60,932,217       2,925,285     $32,899,881
                   =============================================================

                               Oppenheimer Capital Appreciation Fund
                   -------------------------------------------------------------
                           Year Ended                     Year Ended
                        December 31, 1995             December 31, 1994
                   -------------------------------------------------------------
                        Shares       Amount          Shares          Amount
                   -------------------------------------------------------------
Sold                  8,882,212   $260,650,476       7,912,557    $173,453,586

Dividends and
distributions
reinvested               40,594      1,082,642         614,575      17,331,023

Redeemed             (6,567,729)  (191,565,283)     (5,695,411)   (114,272,197)
                   -------------------------------------------------------------

  Net increase        2,355,077    $70,167,835       2,831,721    $ 76,512,412
                   =============================================================

Oppenheimer Variable Account Funds
Notes to Financial Statements (Continued)

2.  Shares of Beneficial Interest (Continued)

                                       Oppenheimer Growth Fund
                   -------------------------------------------------------------
                           Year Ended                     Year Ended
                        December 31, 1995             December 31, 1994
                   -------------------------------------------------------------
                        Shares       Amount          Shares          Amount
                   -------------------------------------------------------------
Sold                  4,302,304    $89,007,340       2,577,268     $45,230,951

Dividends and
distributions
reinvested               95,991      1,795,026          36,305         644,411

Redeemed             (2,980,080)   (60,949,490)     (2,236,767)    (38,999,875)
                      ----------------------------------------------------------

  Net increase        1,418,215    $29,852,876         376,806     $ 6,875,487
                   =============================================================

                                  Oppenheimer Multiple Strategies Fund
                   -------------------------------------------------------------
                           Year Ended                     Year Ended
                        December 31, 1995             December 31, 1994
                   -------------------------------------------------------------
                        Shares       Amount          Shares          Amount
                   -------------------------------------------------------------
Sold                  6,445,242    $88,771,497       9,807,084     $84,443,396

Dividends and
distributions
reinvested            1,818,313     24,783,721       1,140,244      14,981,165

Redeemed             (4,671,097)   (64,421,131)     (6,353,523)    (37,006,732)
                   -------------------------------------------------------------

  Net increase        3,592,458    $49,134,087       4,593,805     $62,417,829
                   =============================================================

                                  Oppenheimer Global Securities Fund
                   -------------------------------------------------------------
                           Year Ended                     Year Ended
                        December 31, 1995             December 31, 1994
                   -------------------------------------------------------------
                        Shares       Amount          Shares          Amount
                   -------------------------------------------------------------
Sold                 11,235,722   $166,766,446      22,151,454    $336,310,887

Dividends and
distributions
reinvested              585,961      8,174,158         178,687       2,801,813

Redeemed             (7,497,205)  (112,360,172)     (8,503,911)   (112,426,012)
                   -------------------------------------------------------------

  Net increase        4,324,478    $62,580,432      13,826,230    $226,686,688
                   =============================================================

                                  Oppenheimer Strategic Bond Fund
                   -------------------------------------------------------------
                           Year Ended                     Year Ended
                        December 31, 1995             December 31, 1994
                   -------------------------------------------------------------
                        Shares       Amount          Shares          Amount
                   -------------------------------------------------------------

Sold                  9,417,090    $44,897,472       3,749,500     $18,415,292

Dividends and
distributions
reinvested              661,301      3,151,540         247,485       1,178,372

Redeemed             (2,245,623)   (10,642,846)     (1,508,782)     (7,350,665)
                   -------------------------------------------------------------

  Net increase        7,832,768    $37,406,166       2,488,203     $12,242,999
                   =============================================================

Oppenheimer Variable Account Funds
Notes to Financial Statements (Continued)

2. Shares of Beneficial Interest (Continued)

                                             Oppenheimer Growth &
                                                  Income Fund
                                  -------------------------------------------
                                                  Year Ended
                                             December 31, 1995(1)
                                  -------------------------------------------

                                               Shares                Amount
                                  -------------------------------------------
Sold                                          358,253            $3,933,459

Dividends and
distributions
reinvested                                        404                 4,928

Redeemed                                     (15,863)             (181,994)
                                  -------------------------------------------

  Net increase                                342,794            $3,756,393
                                  ============================================

1.  For   the  period  from   July  5,  1995  (commencement  of  operations)  to
    December 31, 1995.

Oppenheimer Variable Account Funds
Notes to Financial Statements (Continued)


3. Unrealized Gains and Losses on Investments and Options Written

   At December 31, 1995, net unrealized appreciation or depreciation on investments and options written consisted of the following:

                                                Oppenheimer                   Oppenheimer  Oppenheimer  Oppenheimer  Oppenheimer
                     Oppenheimer   Oppenheimer    Capital      Oppenheimer     Multiple       Global     Strategic    Growth &
                     High Income      Bond      Appreciation      Growth      Strategies   Securities      Bond        Income
                        Fund          Fund           Fund          Fund         Fund         Fund          Fund         Fund
                   -------------------------------------------------------------------------------------------------------------
Gross appreciation    $7,814,322    $9,892,102   $70,829,161  $25,616,239   $53,305,284   $37,997,341   $2,340,864    $599,103
Gross depreciation    (2,103,465)   (1,054,488)   (7,853,814)  (1,998,316)  (11,146,651)  (14,351,638)    (493,040)    (94,247)
                   -------------------------------------------------------------------------------------------------------------
Net unrealized
appreciation          $5,710,857    $8,837,614   $62,975,347  $23,617,923   $42,158,633   $23,645,703   $1,847,824    $504,856
                   =============================================================================================================

Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 1995 were as follows:

Purchases           $145,095,379  $196,515,342  $318,974,082  $78,667,711  $123,862,840  $491,709,775  $67,228,738  $3,421,021
                   =============================================================================================================
Sales               $112,222,617  $120,210,417  $255,116,481  $41,669,055  $117,669,946  $416,155,747  $26,588,452    $400,564
                   =============================================================================================================

Oppenheimer Variable Account Funds
Notes to Financial Statements (Continued)

4. Option Activity

The Funds (except OMF, OCAP and OGF) may buy and sell put and call options, or write covered put and call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Funds generally purchase put options or write covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options  are  valued  daily  based  upon the last  sale  price on the  principal
exchange  on  which  the  option  is  traded  and  unrealized   appreciation  or
depreciation is recorded. The Funds will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statements of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a footnote to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Funds may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

OHIF option activity for the year ended December 31, 1995 was as follows:

                                                            CALL OPTIONS
                                                     ---------------------------
                                                       Number of      Amount of
                                                        Options        Premiums
                                                     ---------------------------
Options outstanding at December 31, 1994                    --         $  --
Options written                                           28,600         5,389
Options canceled in closing transactions                 (28,500)       (3,959)
                                                     ---------------------------
  Options outstanding at December 31, 1995                   100       $ 1,430
                                                     ===========================

OBF option activity for the year ended December 31, 1995 was as follows:

                                                            CALL OPTIONS
                                                     ---------------------------
                                                       Number of      Amount of
                                                        Options        Premiums
                                                     ---------------------------
Options outstanding at December 31, 1994                    --         $  --
Options written                                           82,000        17,019
Options canceled in closing transactions                 (82,000       (17,019)
                                                     ---------------------------
  Options outstanding at December 31, 1995                  --         $  --
                                                     ===========================

Oppenheimer Variable Account Funds
Notes to Financial Statements (Continued)

4.  Option Activity (Continued)

OMSF option activity for the year ended December 31, 1995 was as follows:

                                                            CALL OPTIONS
                                                     ---------------------------
                                                       Number of      Amount of
                                                        Options        Premiums
                                                     ---------------------------
Options outstanding at December 31, 1994                2,255        $  607,682
Options written                                         8,275         2,150,503
Options canceled in closing transactions               (1,894)         (448,093)
Options expired prior to exercise                      (2,353)         (451,021)
Options exercised                                      (2,680)         (758,976)
                                                     ---------------------------
  Options outstanding at December 31, 1995              3,603        $1,100,095
                                                     ===========================



OSBF option activity for the year ended December 31, 1995 was as follows:

                                                            CALL OPTIONS
                                                     ---------------------------
                                                       Number of      Amount of
                                                        Options        Premiums
                                                     ---------------------------
Options outstanding at December 31, 1994                  307         $  1,600
Options written                                         3,314           35,871
Options canceled in closing transactions               (2,141)         (20,467)
Options expired prior to exercise                        (190)            (763)
Options exercised                                        (290)          (1,942)
                                                     ---------------------------
  Options outstanding at December 31, 1995              1,000         $ 14,299
                                                     ===========================



5.  Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate.

The Funds (except OMF) use forward contracts to seek to manage foreign currency risks. They may also be used to tactically shift portfolio currency risk. The Funds generally enter into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Funds may enter into such contracts as a hedge against changes in foreign currency exchange rates on portfolio positions.

Forward contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Funds will realize a gain or loss upon the closing or settlement of the forward transaction.

Securities held in segregated accounts to cover net exposure on outstanding forward contracts are noted in the Statements of Investments where applicable. Unrealized appreciation or depreciation on forward contracts is reported in the Statements of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Funds' Statements of Operations.

Oppenheimer Variable Account Funds
Notes to Financial Statements (Continued)

5.  Forward Foreign Currency Exchange Contracts (Continued)

Risks include the potential inability of the counterparty to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At December 31, 1995, outstanding forward contracts to purchase and sell foreign currencies were as follows:

Oppenheimer High Income Fund

                                                Contract                                Unrealized
                                                 Amount           Valuation as of      Appreciation
Contracts to Purchase         Exchange Date     (in 000s)        December 31, 1995    (Depreciation)
------------------------------------------------------------------------------------------------------
Japanese Yen (JPY)                   1/4/96       55,250   JPY         $535,752           $ (9,657)
New Zealand Dollar (NZD)           12/18/96          892   NZD          567,334              2,150
                                                                                          --------
                                                                                          $ (7,507)
                                                                                          --------

Contracts to Sell
------------------------------------------------------------------------------------------------------
Deutsche Mark (DEM)          1/4/96-2/21/96        3,670   DEM       $2,562,764           $ (3,622)
Japanese Yen (JPY)                 12/18/96       54,625   JPY          553,249             11,934
                                                                                          --------
                                                                                             8,312
                                                                                          --------
Net Unrealized Appreciation                                                               $    805
                                                                                          ========




Oppenheimer Bond Fund

<Captaion>
                                                Contract                                Unrealized
                                                 Amount           Valuation as of      Appreciation
Contracts to Sell            Exchange Date     (in 000s)        December 31, 1995    (Depreciation)
------------------------------------------------------------------------------------------------------
Australian Dollar (AUD)              1/4/96           59   AUD          $43,775           $    190
Deutsche Mark (DEM)          1/4/96-2/21/96           11   DEM        7,661,169            (15,712)
                                                                                          --------
                                                                                          $(15,522)
                                                                                          ========




Oppenheimer Multiple Strategies Fund


                                                Contract                                Unrealized
                                                 Amount           Valuation as of      Appreciation
Contracts to Sell             Exchange Date     (in 000s)        December 31, 1995    (Depreciation)
------------------------------------------------------------------------------------------------------
Hong Kong Dollar (HKD)               1/2/96          707   HKD          $91,439           $      2
                                                                                          ========

Oppenheimer Variable Account Funds
Notes to Financial Statements (Continued)

5.  Forward Foreign Currency Exchange Contracts (Continued)

Oppenheimer Global Securities Fund

                                                Contract                                Unrealized
                                                 Amount           Valuation as of      Appreciation
Contracts to Purchase         Exchange Date     (in 000s)        December 31, 1995    (Depreciation)
------------------------------------------------------------------------------------------------------
Hong Kong Dollar (HKD)        1/2/96-1/3/96        8,904   HKD       $1,151,601          $   (218)
Italian Lira (ITL)                  1/31/96    3,888,129   ITL        2,438,922            (9,912)
Japanese Yen (JPY)            1/4/96-1/5/96       75,155   JPY          728,792            (2,948)
Singapore Dollar (SGD)        1/2/96-1/5/96          830   SGD          586,556              (853)
Greek Drachma (GRD)           1/2/96-1/4/96       49,496   GRD          209,220               432
                                                                                         --------
                                                                                         $(13,499)
                                                                                         --------

Contracts to Sell
------------------------------------------------------------------------------------------------------
Austrian Schilling (ATS)             1/2/96       17,770   ATS       $1,764,559          $(12,653)
Swiss Franc (CHF)                    1/4/96          279   CHF          242,200            (1,139)
Deutsche Mark (DEM)                  1/4/96        1,598   DEM        1,116,140            (5,709)
Japanese Yen (JPY)                  3/29/96    3,043,800   JPY       29,807,684           192,316
Norwegian Krone (NOK)         1/2/96-1/4/96        8,521   NOK        1,348,728            (9,042)
                                                                                        ---------
                                                                                          163,773
                                                                                        ---------
Net Unrealized Appreciation                                                              $150,274
                                                                                        =========


Oppenheimer Strategic Bond Fund

                                                Contract                                Unrealized
                                                 Amount           Valuation as of      Appreciation
Contracts to Purchase         Exchange Date     (in 000s)        December 31, 1995    (Depreciation)
------------------------------------------------------------------------------------------------------
Japanese Yen (JPY)                   1/4/96       33,988   JPY         $329,572           $(5,982)
New Zealand Dollar (NZD)           12/18/96          541   NZD          344,380             1,096
                                                                                          -------
                                                                                          $(4,886)
                                                                                          -------

Contracts to Sell
------------------------------------------------------------------------------------------------------
Australian Dollar (AUD)              1/4/96           22   AUD          $16,134          $    (25)
Deutsche Mark (DEM)                 2/13/96        1,605   DEM        1,119,976            (5,393)
Japanese Yen (JPY)                 12/18/96       33,175   JPY          336,001             7,283
Swiss Franc (CHF)                   2/13/96          860   CHF          748,739            (8,636)
                                                                                         --------
                                                                                           (6,771)
                                                                                         --------
Net Unrealized Depreciation                                                              $(11,657)
                                                                                         ========


Oppenheimer Variable Account Funds
Notes to Financial Statements (Continued)

6.  Management Fees and Other Transactions with Affiliates
Management fees paid to the Manager were in accordance with the investment advisory agreements with the Trust. For OBF, OCAP, OGF, OMSF, OHIF, OGSF, OSBF and OGIF, the annual fees are .75% of the first $200 million of net assets, .72% of the next $200 million, .69% of the next $200 million, .66% of the next $200 million and .60% of net assets in excess of $800 million. In addition, management fees for OHIF, OBF and OSBF are .50% of net assets in excess of $1 billion. Management fees for OMF are .45% of the first $500 million, .425% of the next $500 million, .40% of the next $500 million and .375% of net assets in excess of $1.5 billion. For OSBF, the Manager has agreed to limit the management fee charged so that the ordinary operating expenses of the Fund will not exceed 1.0% of its average net assets in any fiscal year.


7.  Illiquid and Restricted Securities
At December 31, 1995, investments in securities included issues that are illiquid or restricted. The securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. The Funds intend to invest no more than 10% of net assets (determined at the time of purchase) in illiquid and restricted securities. Information concerning these securities is as follows:


Oppenheimer High Income Fund

                                                             Acquisition             Cost          Valuation as of
Security                                                         Date              Per Unit       December 31, 1995
-------------------------------------------------------------------------------------------------------------------
Ames Department Stores, Inc., Excess Cash Flow Payment            12/30/92         $  0.00           $     .01
Certificates, Series AG-7A
Ames Department Stores, Inc., Litigation Trust                    12/30/92            0.00                 .01
Colombia (Republic of) 1989-1990 Integrated Loan Facility          12/5/95           92.00               93.00
Bonds, 6.875%, 7/1/01
ECM Fund, L.P.I                                                    4/14/92          100.00            1,000.00
ECM Fund, L.P.I., 14% Sub. Nts., 6/10/02                           4/14/92          100.00              110.00
Farley, Inc., Zero Coupon Sub. Debs., 14.151%, 12/30/12      1/1/93-3/6/95            7.44                9.88
Gillett Holdings, Inc., C1.2                                       12/1/92           10.50               20.00
Goldman, Sachs & Co., Argentina Local Market Securities            8/24/94          100.00               97.75
Trust, 11.30%, 4/1/00
Pulsar Internacional SA de CV, 11.80% Nts., 9/19/96                9/14/95          100.00              100.75
Triangle Wire & Cable, Inc.                                         5/2/94            9.50                1.00
Trinidad & Tobago Loan Participation Agreement, Tranche B,        12/13/95             .84                 .82
1.563%, 9/30/00
-------------------------------------------------------------------------------------------------------------------

The aggregate value of illiquid and restricted securities subject to the 10% limitation at December 31, 1995 was $3,708,444 or 2.78% of the Fund's net assets. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Oppenheimer Variable Account Funds
Notes to Financial Statements (Continued)

7.  Illiquid and Restricted Securities (Continued)

Oppenheimer Bond Fund

                                                             Acquisition             Cost          Valuation as of
Security                                                         Date              Per Unit       December 31, 1995
-------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) 1989-1990 Integrated Loan                   12/5/95         $ 92.00           $ 93.00
Facility Bonds, 6.875%, 7/1/01
Merrill Lynch & Co., Inc.                                          5/15/95          110.05            115.10
Units, 9.75% 6/15/99
-------------------------------------------------------------------------------------------------------------------

The aggregate value of illiquid and restricted securities subject to the 10% limitation at December 31, 1995 was $2,745,392 or 1.30% of the Fund's net assets. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.


Oppenheimer Multiple Strategies Fund

                                                             Acquisition             Cost          Valuation as of
Security                                                         Date              Per Unit       December 31, 1995
-------------------------------------------------------------------------------------------------------------------
Santa Anita Realty Enterprises, Inc., Units                 5/28/93-2/9/95         $16.99             $11.88
-------------------------------------------------------------------------------------------------------------------

The aggregate value of illiquid and restricted securities subject to the 10% limitation at December 31, 1995 was $475,000 or 0.12% of the Fund's net assets. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.


Oppenheimer Global Securities Fund

                                                             Acquisition             Cost          Valuation as of
Security                                                         Date              Per Unit       December 31, 1995
-------------------------------------------------------------------------------------------------------------------
Plant Genetics Systems                                      5/27/92-3/7/95         $13.77             $11.91
Plant Genetics, Inc. Wts., Exp. 12/99                               3/7/95           0.00               1.99
-------------------------------------------------------------------------------------------------------------------

The aggregate value of illiquid and restricted securities subject to the 10% limitation at December 31, 1995, was $1,180,542, or 0.33% of the Fund's net assets. Pursuant to the guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.


Oppenheimer Strategic Bond Fund

                                                             Acquisition             Cost          Valuation as of
Security                                                         Date              Per Unit       December 31, 1995
-------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) 1989-1990 Integrated Loan                   12/5/95         $ 92.00            $ 93.00
Facility Bonds, 6.875%, 7/1/01
Goldman, Sachs & Co., Argentina Local Market Securities            8/24/94          100.00              97.75
Trust, 11.30%, 4/1/00
Jamaica (Government of) 1990 Refinancing Agreement                 8/15/95           89.75              90.00
Nts., Tranche A, 6.75%, 10/16/00
Pulsar Internacional SA de CV, 11.80% Nts., 9/19/96                9/15/95          100.00             100.75
Trinidad & Tobago Loan Participation Agreement,
Tranche A, 1.563%, 9/30/00                               12/13/95-12/18/95             .84                .82
United Mexican States, Combined Facility 3, Loan                  10/25/94           89.00              75.75
Participation Agreement, Tranche A, 6.50%, 9/20/97
-------------------------------------------------------------------------------------------------------------------

The aggregate value of illiquid and restricted securities subject to the 10% limitation at December 31, 1995, was $1,221,735, or 2.03% of the Fund's net assets. Pursuant to the guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Independent Auditors' Report
The Board of Trustees and Shareholders of Oppenheimer Variable Account Funds:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Oppenheimer Money Fund, Oppenheimer High Income Fund, Oppenheimer Bond Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Growth Fund, Oppenheimer Multiple Strategies Fund, Oppenheimer Global Securities Fund, Oppenheimer Strategic Bond Fund and Oppenheimer Growth & Income Fund (all of which are series of Oppenheimer Variable Account Funds) as of December 31, 1995, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1995 and 1994, and the financial highlights for the applicable periods ended December 31, 1995, 1994, 1993, 1992, 1991, 1990, 1989, 1988, 1987 and 1986.
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1995 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Oppenheimer Money Fund, Oppenheimer High Income Fund, Oppenheimer Bond Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Growth Fund, Oppenheimer Multiple Strategies Fund, Oppenheimer Global Securities Fund, Oppenheimer Strategic Bond Fund and Oppenheimer Growth & Income Fund at December 31, 1995, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.




DELOITTE & TOUCHE LLP

Denver, Colorado
January 22, 1996

Federal Income Tax Information (Unaudited)

In early 1996, shareholders will receive information regarding all dividends and distributions paid to them by the Funds during calendar year 1995. Regulations of the U.S. Treasury Department require the Funds to report this information to the Internal Revenue Service.

Certain distributions paid on March 24, 1995 were designated as "capital gain distributions" for federal income tax purposes. These distributions are shown in the table below. Whether received in stock or cash, a capital gain distribution should be treated by shareholders as a gain from the sale of capital assets held for more than one year (long-term capital gains).

Dividends paid by the Funds during the fiscal year ended December 31, 1995 which are not designated as capital gain distributions should be multiplied by the percentages listed below to arrive at the net amount eligible for the corporate dividend-received deduction.

--------------------------------------------------------------------------------------------------------
                                                Long-Term Capital            Corporate Dividend-
                                                Gain Distribution            Received Deduction
--------------------------------------------------------------------------------------------------------
Oppenheimer Money Fund                                         --                            --
--------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund                                   --                          4.90%
--------------------------------------------------------------------------------------------------------
Oppenheimer Bond Fund                                          --                          0.75%
--------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund                       $.047                          4.14%
--------------------------------------------------------------------------------------------------------
Oppenheimer Growth Fund                                     $.263                         18.31%
--------------------------------------------------------------------------------------------------------
Oppenheimer Multiple Strategies Fund                        $.371                         12.64%
--------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund                          $.382                            --
--------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund                                --                          2.18%
--------------------------------------------------------------------------------------------------------
Oppenheimer Growth & Income Fund                               --                         38.51%
--------------------------------------------------------------------------------------------------------

The foregoing information is presented to assist shareholders in reporting distributions received from the Funds to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in the state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

Oppenheimer Variable Account Funds

Officers and Trustees
James C. Swain, Chairman and Chief Executive Officer
Robert G. Avis, Trustee
William A. Baker, Trustee
Charles Conrad, Jr., Trustee
Jon S. Fossel, Trustee
Raymond J. Kalinowski, Trustee
C. Howard Kast, Trustee
Robert M. Kirchner, Trustee
Bridget A. Macaskill, Trustee and President
Ned M. Steel, Trustee
Robert C. Doll, Sr. Vice President
Paul LaRocco, Vice President
Robert J. Milnamow, Vice President
David P. Negri, Vice President
Jane Putnam, Vice President
Richard H. Rubinstein, Vice President
Arthur Steinmetz, Vice President
William Wilby, Vice President
Arthur J. Zimmer, Vice President
Andrew J. Donohue, Vice President
George C. Bowen, Vice President, Secretary and Treasurer
Robert J. Bishop, Assistant Treasurer
Scott Farrar, Assistant Treasurer
Robert G. Zack, Assistant Secretary

Investment Advisor
OppenheimerFunds, Inc.

Transfer Agent
OppenheimerFunds Services

Custodian of Portfolio Securities
The Bank of New York

Independent Auditors
Deloitte & Touche LLP

Legal Counsel
Myer, Swanson, Adams & Wolf, P.C.


This is a copy of a report  to  shareholders  of  Oppenheimer  Variable  Account
Funds. This report must be preceded or accompanied by a Prospectus of Oppenheimer Variable Account Funds. For material information concerning the Funds, see the Prospectus.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

                             Oppenheimer Zero Coupon
                              U.S. Treasuries Trust
                            Series A, B, C, D, E & F

                      Annual Report dated December 31, 1995

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series A
Independent Auditors' Report

--------------------------------------------------------------------------------


We have audited the accompanying statements of condition, including the related portfolios of the 2000 Series and the 2005 Series of the Oppenheimer Zero Coupon U.S. Treasuries Trust, Series A, as of December 31, 1995 and the related statements of operations and changes in net assets, including the 1995 Series, for the years ended December 31, 1995, 1994 and 1993. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the net assets of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series A at December 31, 1995, and the results of its operations and changes in its net assets, for the above stated periods, in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP
Denver, Colorado

February 6, 1996

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series A
Statements of Condition as of December 31, 1995

--------------------------------------------------------------------------------


                                                               2000         2005
                                                             Series       Series

--------------------------------------------------------------------------------
Trust Property
Investment in marketable securities (see Portfolios) .   $4,947,694   $2,480,298
Cash .................................................        6,469        6,388
Accrued interest receivable ..........................         --          1,179
                                                         ----------   ----------

              Total trust property ...................    4,954,163    2,487,865
Less Liabilities .....................................        6,469        7,567
                                                         ----------   ----------

Net Assets - Note 2 ..................................   $4,947,694   $2,480,298
                                                         ==========   ==========

Units Outstanding ....................................    6,317,200    4,190,859
                                                         ==========   ==========

Unit Value ...........................................   $   .78321   $   .59184
                                                         ==========   ==========



See Notes to Financial Statements.

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series A
Statements of Operations
For the Years Ended December 31, 1995, 1994 and 1993

--------------------------------------------------------------------------------


                                                                    1995 Series
                                                     ------------------------------------
                                                          1995         1994         1993
Investment Income:
Interest Income ..................................   $     544    $   1,519    $   1,745
Accretion of original issue discount .............     115,462      313,348      308,088
Trustee's fees and expenses - Note 3 .............        (544)      (1,519)      (1,745)
                                                     ---------    ---------    ---------
Net investment income ............................     115,462      313,348      308,088

Realized and Unrealized Gain (Loss) on Investments
Realized gain on securities transactions .........      44,727       19,535        4,281

Net change in unrealized appreciation
    of investments ...............................     (44,727)    (227,102)    (101,947)
                                                     ---------    ---------    ---------

Net gain (loss) on investments ...................           0     (207,567)     (97,666)
                                                     ---------    ---------    ---------

Net Increase in Net Assets Resulting
    from Operations ..............................   $ 115,462    $ 105,781    $ 210,422
                                                     =========    =========    =========


See Notes to Financial Statements.

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series A
Statements of Operations
For the Years Ended December 31, 1995, 1994 and 1993 (Concluded)

--------------------------------------------------------------------------------


                                                                   2000 Series                             2005 Series
                                                      -----------------------------------    -----------------------------------
                                                          1995        1994          1993         1995         1994         1993

--------------------------------------------------------------------------------------------------------------------------------
Investment Income:
Interest Income ..................................   $   1,763    $   3,320    $   4,001    $   1,838    $   1,723    $   2,240
Accretion of original issue discount .............     355,702      391,867      431,009      150,094      138,092      167,463
Trustee's fees and expenses - Note 3 .............      (1,763)      (3,320)      (4,001)      (1,838)      (1,723)      (2,240)
                                                     ---------    ---------    ---------    ---------    ---------    ---------
Net investment income ............................     355,702      391,867      431,009      150,094      138,092      167,463

Realized and Unrealized Gain (Loss) on Investments
Realized gain on securities transactions .........      88,501      217,516      140,068         --         88,245       92,226

Net change in unrealized appreciation
    of investments ...............................     433,005     (967,987)     299,144      435,195     (424,886)     214,645
                                                     ---------    ---------    ---------    ---------    ---------    ---------

Net gain (loss) on investments ...................     521,506     (750,471)     439,212      435,195     (336,641)     306,871
                                                     ---------    ---------    ---------    ---------    ---------    ---------

Net Increase (Decrease) in Net Assets Resulting
    from Operations ..............................   $ 877,208    $(358,604)   $ 870,221    $ 585,289    $(198,549)   $ 474,334
                                                     =========    =========    =========    =========    =========    =========


See Notes to Financial Statements.

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series A
Statements of Changes in Net Assets
For the Years Ended December 31, 1995,  1994 and 1993

--------------------------------------------------------------------------------


                                                                                        1995 Series
                                                                         ------------------------------------------
                                                                               1995          1994             1993

-------------------------------------------------------------------------------------------------------------------
Operations:
    Net investment income ............................................   $   115,462    $   313,348    $   308,088
    Realized gain on securities transactions .........................        44,727         19,535          4,281
    Net unrealized appreciation  (depreciation) of  investments ......       (44,727)      (227,102)      (101,947)
                                                                         -----------    -----------    -----------

    Net increase in net assets resulting from operations .............       115,462        105,781        210,422
Capital Share
  Transactions - Note 4
    Issuance of Units ................................................          --           25,325           --
    Redemption of Units ..............................................    (3,334,225)      (615,786)       (54,412)
                                                                         -----------    -----------    -----------

    Net increase (decrease) in
      net assets .....................................................    (3,218,763)      (484,680)       156,010
Net Assets:
    Beginning of period ..............................................   $ 3,218,763    $ 3,703,443      3,547,433
                                                                         -----------    -----------    -----------

    End of period ....................................................   $         0    $ 3,218,763    $ 3,703,443
                                                                         ===========    ===========    ===========


See Notes to Financial Statements.

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series A
Statements of Changes in Net Assets
For the Years Ended December 31, 1995, 1994 and 1993 (Concluded)

--------------------------------------------------------------------------------

                                                  2000 Series                            2005 Series
                                      -----------------------------------   ---------------------------------------
                                         1995         1994         1993        1995          1994          1993

-------------------------------------------------------------------------------------------------------------------
Operations:
    Net investment income .........  $  355,702   $  391,867   $  431,009   $  150,094   $  138,092   $   167,463
    Realized gain on securities
      transactions ................      88,501      217,516      140,068          --        88,245        92,226
Net unrealized appreciation
      (depreciation) of
      investments .................     433,005     (967,987)     299,144      435,195     (424,886)      214,645
                                     -----------   -----------   --------     --------    ---------   -----------

    Net increase (decrease) in
      net assets resulting from
      operations ...                    877,208     (358,604)     870,221      585,289    (198,549)      474,334
Capital Share
  Transactions - Note 4
    Issuance of Units .............     201,027          --       130,275      203,754     101,879          --
Redemption of Units ...............    (734,385)  (1,274,581)    (646,397)         --     (559,832)     (470,251)
                                     ----------   ----------   ----------  -----------   ---------   -----------

    Net increase (decrease) in
      net assets ..................     343,850   (1,633,185)     354,099      789,043    (656,502)        4,083
Net Assets:
    Beginning of period ...........   4,603,844    6,237,029    5,882,930   $1,691,255   2,347,757     2,343,674
                                     ----------   ----------   ----------  -----------  ----------    -----------

    End of period .................  $4,947,694   $4,603,844   $6,237,029   $2,480,298  $1,691,255   $2,347,757
                                     ==========   ==========   ==========   ==========  ==========   ==========



See Notes to Financial Statements.

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series A
Notes to Financial Statements
For the Years Ended December 31, 1995, 1994 and 1993

--------------------------------------------------------------------------------


1.  Significant Accounting Policies

The Fund is registered under the Investment Company Act of 1940 as a unit investment trust. Units of the Fund are sold only to separate investment accounts of life insurance companies to fund variable life insurance policies. The Fund's sponsor is Oppenheimer Funds Distributor, Inc. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

(a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

(b) Cost of securities have been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities.

2.  Net Capital


                                                                                   December 31,
                                                                       -----------------------------------
                                                                         1995           1994          1993
                                                                         ----           ----          ----

1995 Series
Cost of 3,289,707 and 3,904,361 Units, respectively...................              $1,540,647  $1,838,780
Less sales charge.....................................................                  23,878      25,358
                                                                                    ----------  ----------

Net amount applicable to certificateholders...........................               1,516,769   1,813,422
Accretion of original issue discount..................................               1,657,267   1,618,192
Net unrealized appreciation of investments............................                  44,727     271,829
                                                                                    ----------  -----------

Net capital applicable to certificateholders..........................              $3,218,763  $3,703,443
                                                                                    ==========  ==========

2000 Series
Cost of 6,317,200, 7,078,028 and 8,963,103 Units, respectively .......  $2,646,690  $2,813,369  $3,421,333
Less sales charge ....................................................      14,678      19,997      32,898
                                                                        ----------  ----------  ----------
Net amount applicable to certificateholders ..........................   2,632,012   2,793,372   3,388,435

Accretion of original issue discount .................................   1,648,079   1,575,873   1,646,008
Net unrealized appreciation of investments ...........................     667,604     234,599   1,202,586
                                                                        ----------  ----------  ----------
Net capital applicable to certificateholders .........................  $4,947,694  $4,603,844  $6,237,029
                                                                        ==========  ==========  ==========

2005 Series
Cost of 4,190,859, 3,768,568 and 4,728,778 Units, respectively .......  $1,297,142  $1,090,285  $1,321,058
Less sales charge ....................................................      24,133      21,030      28,042
                                                                        ----------  ----------  ----------
Net amount applicable to certificateholders ..........................   1,273,009   1,069,255   1,293,016

Accretion of original issue discount .................................     623,473     473,379     481,234
Net unrealized appreciation of investments ...........................     583,816     148,621     573,507
                                                                        ----------  ----------  ----------
Net capital applicable to certificateholders .........................  $2,480,298  $1,691,255  $2,347,757
                                                                        ==========  ==========  ==========



3. Expenses

Trustee's fees and other expenses incurred by the Fund are limited to the amount of income generated by the Interest Bearing Treasury Securities in each Series. Any excess expenses are assumed by the Sponsor.

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series A
Notes to Financial Statements
For the Years Ended December 31, 1995, 1994 and 1993 (Concluded)

--------------------------------------------------------------------------------


4. Capital Share Transactions

Issuance

Additional Units were issued by the Fund during the years ended December 31, 1995, 1994, and 1993 as follows:


Series                                       1995          1994          1993
------                                       ----          ----          ----
   1995  .....................                    -        26,113             -
   2000  .....................              278,488            -        201,075
   2005  .....................              422,291       226,227             -


Redemption

During 1995, 1994 and 1993, the Sponsor elected to redeem Units of the Fund as follows:


Series                                       1995           1994         1993
------                                       ----           ----         ----
   1995  ......................                    -        640,767       60,260
   2000  ......................            1,039,316      1,885,075      995,319
   2005  ......................                    -      1,186,437    1,010,482



The total proceeds were remitted to the Sponsor.

5. Income Taxes

All income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the holder, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the Internal Revenue Code.

At December 31, 1995, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in each Series' portfolio.

6. Distributions

It is anticipated that each Series will not make any distributions until the first business day following the maturity of its holding in the Stripped Treasury Securities which are non-interest bearing. In May of 1995 Series 1995 matured and distributions of $3,306,500 were made.

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series A
Portfolios as of December 31, 1995


----------------------------------------------------------------------------------------------

Series No. and                        Coupon                 Face       Adjusted
Title of Securities                    Rates   Maturities   Amount        Cost       Value (*)

----------------------------------------------------------------------------------------------
2000 Series
   Stripped Treasury Securities            0%   8-15-00   $6,317,200   $4,280,090   $4,947,694
                                                          ==========   ==========   ==========

2005 Series
   Stripped Treasury Securities            0%   5-15-05   $4,168,125   $1,875,571   $2,455,234
   U.S. Treasury Notes ........         8.25%   5-15-05       22,734       20,911       25,064
                                                          ----------   ----------   ----------

         Total ................                           $4,190,859   $1,896,482   $2,480,298
                                                          ==========   ==========   ==========



-------------
(*) The aggregate values based on offering side evaluations at December 31, 1995 were as follows:


                             Series             Amount
                             ------             ------

                              2000             4,956,608
                              2005             2,489,274



See Notes to Financial Statements.

Investment Summary of Series A+
as of December 31, 1995

--------------------------------------------------------------------------------

Series A is a series unit investment trust consisting of nine separate series, each with its own portfolio. At December 31, 1995 there are two series which are still outstanding; these are the 2000 Series and the 2005 Series, designated for the maturities of their underlying Portfolios (see Portfolios herein).


                                                                                                   2000              2005
                                                                                                  Series            Series

---------------------------------------------------------------------------------------------------------------------------
Face Amount of Securities ..................................................................    $6,317,200      $4,190,859
Number of Units ............................................................................     6,317,200       4,190,859

Fractional Undivided Interest in Fund Represented by Each Unit .............................    1/6,317,200 rd  1/4,190,859 th
Offering Price per 1,000 Units***
   Aggregate offering side evaluation of Securities in Fund* ...............................    $4,956,608.00   $2,489,274.00
                                                                                                -------------   -------------

   Divided by number of Units times 1,000 ..................................................   $       784.62   $      593.98
   Plus the applicable transaction charge** ................................................             7.85            8.91
                                                                                               --------------   -------------

   Offering Price per 1,000 Units ..........................................................   $       792.47   $      602.89
                                                                                               ==============   =============

Sponsor's Repurchase Price Per 1,000 Units (based on offering
   side evaluation of underlying Securities) ...............................................   $       784.62   $      593.98
Redemption Price Per 1,000 Units (based on bid side evaluation
  of underlying Securities)**** ............................................................   $       783.21   $      591.84
Calculation of Estimated Net Annual Interest Income per 1,000
   Units Received in Cash by the Fund
   Gross annual income per 1,000 Units .....................................................   $         0.45   $        0.45
   Less estimated annual expense per 1,000 Units ...........................................             0.45            0.45
                                                                                               --------------   -------------

   Net annual income per 1,000 Units.......................................................    $         0.00   $        0.00
                                                                                               ==============   =============
Distributions
   Distributions  will be made on the first  business day
   following the maturity of each  Security  in a Series
   to  holders  of record  on the  business  day immediately
   preceding the date of such distribution.

Trustee's Annual Fee
   Per $1,000 face amount of underlying Securities (see
   Expenses and Charges) ...................................................................   $         0.35   $        0.35

Evaluator's  Fee  for  Each Evaluation
$.35 for each issue of underlying Securities.
Treating separate maturities as separate issues.

Evaluation Time
   3:30 P.M. New York Time

Mandatory Termination Date
   January 1, 2035

Minimum Value of Fund
   Trust Indenture may be terminated with respect to any Series if the value of that Series is less than 40% of the face amount of Securities.


--------------------------------
     + The Indenture was signed and the initial deposit was made as of March 20, 1985.
     * The aggregate offering side evaluation of the obligations is determined by the Evaluator on the basis of current offering prices for the obligations.
    ** The transaction charges currently applicable to the 2000 Series and the 2005 Series are 1.00% and 1.50% of their respective offering prices per 1,000 Units (1.010% and 1.523%, respectively, of the net amount invested in Securities).
   *** These figures are computed by dividing the aggregate offering side evaluation of the underlying Securities in the particular Series (the price at which they could be purchased directly by the public if they were available) by the number of Units of the Series outstanding, multiplying the result times 1,000 and adding the applicable transaction charge as described in the preceding footnote. These figures assume a purchase of 1,000 Units. The price of a single Unit, or any multiple thereof, is calculated by dividing the Offering Price per 1,000 Units above by 1,000 and multiplying by the number of Units.
  **** Figures shown are $9.26 and $11.05 less than the Offering Price per 1,000 Units and $1.41 and $2.14 less than the Sponsor's Repurchase Price per 1,000 Units with respect to the 2000 Series and the 2005 Series, respectively.

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series B
Independent Auditors' Report

--------------------------------------------------------------------------------


We have audited the accompanying statements of condition, including the related portfolios of the 1996 Series and the 2006 Series of the Oppenheimer Zero Coupon U.S. Treasuries Trust, Series B, as of December 31, 1995 and the related statements of operations and changes in net assets for the years ended December 31, 1995, 1994 and 1993. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the net assets of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series B at December 31, 1995 and the results of its operations and changes in its net assets for the above stated periods, in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP
Denver, Colorado

February 6, 1996

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series B
Statements of Condition as of December 31, 1995

--------------------------------------------------------------------------------
                                                            1996           2006
                                                           Series        Series
--------------------------------------------------------------------------------
Trust Property
Investment in marketable securities (see Portfolios) .   $1,984,045   $1,471,967
Cash .................................................        2,941        4,032
Accrued interest receivable ..........................         --            447
                                                         ----------   ----------

              Total trust property ...................    1,986,986    1,476,446
Less Liabilities .....................................        2,941        4,479
                                                         ----------   ----------

Net Assets - Note 2 ..................................   $1,984,045   $1,471,967
                                                         ==========   ==========

Units Outstanding ....................................    1,996,283    2,643,019
                                                         ==========   ==========

Unit Value ...........................................   $   .99387   $   .55693
                                                         ==========   ==========


See Notes to Financial Statements.

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series B
Statements of Operations
For the Years Ended December 31, 1995, 1994 and 1993

--------------------------------------------------------------------------------

                                                                             1996 Series
                                                               -------------------------------------
                                                                  1995          1994          1993
----------------------------------------------------------------------------------------------------
Investment Income:
Interest Income ............................................   $     783    $     896    $     896
Accretion of original issue discount .......................     148,374      137,229      126,935
Trustee's fees and expenses - Note 3 .......................        (783)        (896)        (896)
                                                               ---------    ---------    ---------
Net investment income ......................................     148,374      137,229      126,935

Realized and Unrealized Gain (Loss) on Investments
Realized gain on securities transactions ...................        --           --           --

Net change in unrealized appreciation
     of investments ........................................      (1,121)    (120,896)       8,942
                                                               ---------    ---------    ---------

Net gain (loss) on investments .............................      (1,121)    (120,896)       8,942
                                                               ---------    ---------    ---------

Net Increase in Net Assets Resulting
     from Operations .......................................   $ 147,253    $  16,333    $ 135,877
                                                               =========    =========    =========


                                                                             2006 Series
                                                               -------------------------------------
                                                                  1995         1994         1993
----------------------------------------------------------------------------------------------------
Investment Income:
Interest Income ............................................   $   1,181    $   1,254    $   1,439
Accretion of original issue discount .......................      90,865       90,387       94,089
Trustee's fees and expenses - Note 3 .......................      (1,181)      (1,254)      (1,439)
                                                               ---------    ---------    ---------
Net investment income ......................................      90,865       90,387       94,089

Realized and Unrealized Gain (Loss) on Investments
Realized gain on securities transactions ...................       1,973       41,479        8,786

Net change in unrealized appreciation
     of investments ........................................     281,043     (253,202)     176,267
                                                               ---------    ---------    ---------

Net gain (loss) on investments .............................     283,016     (211,723)     185,053
                                                               ---------    ---------    ---------

Net Increase (Decrease) in Net Assets Resulting
      from Operations ......................................   $ 373,881    $(121,336)   $ 279,142
                                                               =========    =========    =========


See Notes to Financial Statements.

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series B
Statements of Changes in Net Assets
For the Years Ended December 31, 1995,  1994 and 1993

--------------------------------------------------------------------------------

                                                                                            1996 Series
                                                                         ------------------------------------------
                                                                              1995          1994            1993
-------------------------------------------------------------------------------------------------------------------
Operations:
   Net investment income .............................................   $   148,374    $   137,229    $   126,935
   Realized gain on securities transactions ..........................          --             --             --
   Net unrealized appreciation (depreciation) of investments .........        (1,121)      (120,896)         8,942
                                                                         -----------    -----------    -----------

   Net increase in net assets resulting from operations ..............       147,253         16,333        135,877
Capital Share
  Transactions - Note 4
   Redemption of Units ...............................................        (8,970)          --             --
                                                                         -----------    -----------    -----------

   Net increase (decrease) in
      net assets.....................................................        138,283         16,333        135,877
Net Assets:
   Beginning of period ...............................................     1,845,762      1,829,429      1,693,552
                                                                         -----------    -----------    -----------

   End of period .....................................................   $ 1,984,045    $ 1,845,762    $ 1,829,429
                                                                         ===========    ===========    ===========


                                                                                            2006 Series
                                                                         ------------------------------------------
                                                                              1995          1994            1993
-------------------------------------------------------------------------------------------------------------------
Operations:
   Net investment income .............................................   $    90,865    $    90,387    $    94,089
   Realized gain on securities transactions ..........................         1,973         41,479          8,786
   Net unrealized appreciation (depreciation) of investments .........       281,043       (253,202)       176,266
                                                                         -----------    -----------    -----------

   Net increase (decrease) in net assets resulting from operations ...       373,881       (121,336)       279,141

Capital Share
   Transactions - Note 4
   Redemption of Units ...............................................       (16,208)      (244,993)       (51,719)
                                                                         -----------    -----------    -----------

   Net increase (decrease) in
     net assets ......................................................       357,673       (366,329)       227,422
Net Assets:
   Beginning of period ...............................................     1,114,294      1,480,623      1,253,201
                                                                         -----------    -----------    -----------

   End of period .....................................................   $ 1,471,967    $ 1,114,294    $ 1,480,623
                                                                         ===========    ===========    ===========

See Notes to Financial Statements.

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series B
Notes to Financial Statements
For the Years Ended December 31, 1995, 1994 and 1993

--------------------------------------------------------------------------------


1. Significant Accounting Policies

The Fund is registered under the Investment Company Act of 1940 as a unit investment trust. Units of the Fund are sold only to separate investment accounts of life insurance companies to fund variable life insurance policies. The Fund's sponsor is Oppenheimer Funds Distributor, Inc. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

(a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

(b) Cost of securities have been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities.

2. Net Capital

                                                                   December 31,
                                                      ------------------------------------
                                                         1995          1994         1993
                                                         ----          ----         ----
1996 Series
Cost of 1,996,283, 2,004,095, and 2,004,095  Units,
   respectively ...................................   $  982,265   $  991,255   $  991,255
Less sales charge .................................       15,989       16,008       16,009
                                                      ----------   ----------   ----------

Net amount applicable to certificateholders .......      966,276      975,247      975,246
Accretion of original issue discount ..............    1,010,472      862,097      724,869
Net unrealized appreciation of investments ........        7,297        8,418      129,314
                                                      ----------   ----------   ----------

Net capital applicable to certificateholders ......   $1,984,045   $1,845,762   $1,829,429
                                                      ==========   ==========   ==========


2006 Series
Cost of 2,643,019, 2,678,166 and 3,220,427 Units,
   respectively ...................................   $  764,716   $  775,044   $  934,290
Less sales charge .................................        7,419        7,664       11,338
                                                      ----------   ----------   ----------
Net amount applicable to certificateholders .......      757,297      767,380      922,952

Accretion of original issue discount ..............      377,947      291,234      248,789

Net unrealized appreciation of investments ........      336,723       55,680      308,882
                                                      ----------   ----------   ----------

Net capital applicable to certificateholders ......   $1,471,967   $1,114,294   $1,480,623
                                                      ==========   ==========   ==========

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series B
Notes to Financial Statements
For the Years Ended December 31, 1995, 1994 and 1993 (Concluded)

--------------------------------------------------------------------------------


3. Expenses

Trustee's fees and other expenses incurred by the Fund are limited to the amount of income generated by the Interest Bearing Treasury Securities in each Series. Any excess expenses are assumed by the Sponsor.

4. Capital Share Transactions

Issuance

Additional Units were issued by the Fund during the periods ended December 31, 1995, 1994 and 1993 as follows:

                                          1995           1994            1993
                                          ----           ----            ----
        1996....................            -              -                -
        2006....................            -              -                -

Redemption

During 1995, 1994 and 1993, the Sponsor elected to redeem units of the Fund as follows:

                                        1995             1994            1993
                                        ----             ----            ----
        1996....................        7,812                -                 -
        2006....................       35,147           542,260          125,523

The total proceeds were remitted to the sponsor.

5. Income Taxes

All income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the holder, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the Internal Revenue Code.

At December 31, 1995, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in each Series' portfolio.

6. Distributions

It is anticipated that each Series will not make any distributions until the first business day following the maturity of its holding in the Stripped Treasury Securities which are non-interest bearing.

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series B
Portfolios as of December 31, 1995

-----------------------------------------------------------------------------------------------
Series No. and                          Coupon              Face         Adjusted
Title of Securities                      Rates  Maturities  Amount         Cost       Value (*)
----------------------------------------------------------------------------------------------
1996 Series
   Stripped Treasury Securities            0%   2-15-96   $1,996,282   $1,976,748   $1,984,045
                                                          ==========   ==========   ==========


2006 Series
   Stripped Treasury Securities            0%   2-15-06   $2,632,000   $1,122,041   $1,456,812
   U.S. Treasury Notes ........        10.75%   8-15-05       11,019       13,203       15,155
                                                          ----------   -----------  ----------

        Total..................                           $2,643,019    $1,135,244  $1,471,967
                                                          ==========   ===========  ==========

-------------------------
(*) The aggregate values based on offering side evaluations at December 31, 1995 were as follows:

                  Series                                  Amount
                  ------                                  ------
                   1996.................................$1,984,139
                   2006................................. 1,477,711

See Notes to Financial Statements.

Investment Summary of Series B+
as of December 31, 1995

--------------------------------------------------------------------------------


Series B is a series unit investment trust consisting of three separate series, each with its own portfolio. As of December 31, 1995, there are two series which are still outstanding; these are the 1996 Series and the 2006 Series designated for the maturities of their underlying Portfolios. (See Portfolios herein).

                                                                                     1996             2006
                                                                                    Series           Series
-------------------------------------------------------------------------------------------------------------------
Face Amount of Securities ......................................................  $1,996,282        $2,643,019
Number of Units ................................................................   1,996,282         2,643,019
Fractional Undivided Interest in Fund Represented by Each Unit ................. 1/1,996,282 nd    1/2,643,019 th
Offering Price per 1,000 Units***
   Aggregate offering side evaluation of Securities in Fund* ...................  $1,984,139.00     $1,477,711.00
                                                                                  -------------     -------------

   Divided by number of Units times 1,000 ......................................  $      993.92     $      559.10
   Plus the applicable transaction charge** ....................................           2.48              8.39
                                                                                  -------------     -------------

   Offering Price per 1,000 Units ..............................................  $      996.40     $      567.49
                                                                                  =============     =============


Sponsor's Repurchase Price per 1,000 Units (based on offering side evaluation of
   underlying Securities) ......................................................   $     993.92     $      559.10
Redemption Price per 1,000 Units (based on bid side evaluation of underlying
   Securities)**** .............................................................   $     993.87     $      556.93
Calculation of Estimated Net Annual Interest Income per 1,000 Units Received in
   Cash by the Fund
        Gross annual income per 1,000 Units ....................................   $       0.45     $        0.45
        Less estimated annual expense per 1,000 Units ..........................           0.45              0.45
                                                                                   ------------     -------------

        Net annual income per 1,000 Units ......................................   $       0.00     $        0.00
                                                                                   ============     =============

Distributions
     Distributions will be made on the first business day following the maturity of each Security in a Series to holders of record on the business day immediately preceding the date of such distribution.

Trustee's Annual Fee
Per $1,000 face amount of underlying Securities (see Expenses and Charges)         $       0.35     $        0.35

Evaluator's Fee for Each Evaluation
           $.35 for each issue of underlying Securities.
                       Treating separate maturities as separate issues.

Evaluation Time
                                  3:30 P.M. New York Time

Mandatory Termination Date
                                          January 1, 2036

Minimum Value of Fund
Trust Indenture may be terminated with respect to any Series if the value of that Series is less than 40% of the face amount of Securities.


----------------
     + The Indenture was signed and the initial deposit was made as of January 27, 1986.


     * The aggregate offering side evaluation of the obligations is determined by the Evaluator on the basis of current offering prices for the obligations.

    ** The transaction charges currently applicable to the 1996 Series and the 2006 Series are .25% and 1.50% of their respective Offering Price per 1,000 Units (.251% and 1.523%, respectively, of the net amount invested in Securities).

   *** These figures are computed by dividing the aggregate offering side evaluation of the underlying Securities in the particular Series (the price at which they could be purchased directly by the public if they were available) by the number of Units of the Series outstanding, multiplying the result times 1,000 and adding the applicable transaction charges described in the preceding footnote. These figures assume a purchase of 1,000 Units. The price of a single Unit, or any multiple thereof, is calculated by dividing the Offering Price per 1,000 Units above by 1,000 and multiplying by the number of Units.

  **** Figures shown are $2.53 and $10.56 less than the Offering Price per 1,000 Units and $0.05 and $2.17 less than the Sponsor's Repurchase Price per 1,000 Units, with respect to the 1996 Series and the 2006 Series, respectively.

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series C
Independent Auditors' Report

--------------------------------------------------------------------------------


We have audited the accompanying statements of condition, including the related portfolios of the 1997 Series and the 2007 Series of the Oppenheimer Zero Coupon U.S. Treasuries Trust, Series C, as of December 31, 1995 and the related statements of operations and changes in net assets for the years ended December 31, 1995, 1994 and 1993. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the net assets of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series C at December 31, 1995 and the results of its operations and changes in its net assets, for the above stated periods, in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP
Denver, Colorado

February 6, 1996

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series C
Statements of Condition as of December 31, 1995

--------------------------------------------------------------------------------

                                                            1997          2007
                                                           Series        Series
--------------------------------------------------------------------------------
Trust Property
Investment in marketable securities(see Portfolios) ..   $2,735,922   $  477,140
Cash .................................................        3,819          739
Accrued interest receivable ..........................          167          357
                                                         ----------   ----------

           Total trust property ......................    2,739,908      478,236
Less Liabilities .....................................        3,986        1,096
                                                         ----------   ----------

Net Assets - Note 2 ..................................   $2,735,922   $  477,140
                                                         ==========   ==========

Units Outstanding ....................................    2,973,342      915,372
                                                         ==========   ==========


Unit Value ...........................................   $   .92015   $   .52125
                                                         ==========   ==========


See Notes to Financial Statements.

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series C
Statements of Operations
For the Years Ended December 31, 1995, 1994 and 1993

--------------------------------------------------------------------------------

                                                                                  1997 Series
                                                                    -------------------------------------
                                                                      1995          1994           1993
---------------------------------------------------------------------------------------------------------
Investment Income:
Interest Income .................................................   $   1,327    $   1,468    $   1,831
Accretion of original issue discount ............................     218,320      236,747      253,557
Trustee's fees and expenses - Note 3 ............................      (1,327)      (1,468)      (1,831)
                                                                    ---------    ---------    ---------
Net investment income ...........................................     218,320      236,747      253,557

Realized and Unrealized Gain (Loss) on Investments
Realized gain on securities transactions ........................      16,984       80,455       39,770

Net change in unrealized appreciation
     of investments .............................................      84,363     (380,389)      47,606
                                                                    ---------    ---------    ---------

Net gain (loss) on investments ..................................     101,347     (299,934)      87,376
                                                                    ---------    ---------    ---------

Net Increase (decrease) in Net Assets Resulting
     from Operations ............................................   $ 319,667    $ (63,187)   $ 340,933
                                                                    =========    =========    =========


                                                                                  2007 Series
                                                                    -------------------------------------
                                                                      1995          1994           1993
-------------------------------------------------------------------------------------------------------------------
Investment Income:
Interest Income .................................................   $     409    $     441    $     668
Accretion of original issue discount ............................      28,781       33,681       39,285
Trustee's fees and expenses - Note 3 ............................        (409)        (441)        (668)
                                                                    ---------    ---------    ---------
Net investment income ...........................................      28,781       33,681       39,285

Realized and Unrealized Gain (Loss) on Investments
Realized gain on securities transactions ........................        --         26,271       14,716

Net change in unrealized appreciation
     of investments .............................................      97,101     (116,237)      68,738
                                                                    ---------    ---------    ---------

Net gain (loss) on Investments ..................................      97,101      (89,966)      83,454
                                                                    ---------    ---------    ---------

Net Increase (decrease) in Net Assets Resulting
     from Operations ............................................   $ 125,882    $ (56,285)   $ 122,739
                                                                    =========    =========    =========


See Notes to Financial Statements.

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series C
Statements of Changes in Net Assets
For the Years Ended December 31, 1995,  1994 and 1993

--------------------------------------------------------------------------------

                                                                                         1997 Series
                                                                         ------------------------------------------
                                                                             1995           1994            1993
-------------------------------------------------------------------------------------------------------------------
Operations:
    Net investment income ............................................   $   218,320    $   236,747    $   253,557
    Realized gain on securities transactions .........................        16,984         80,455         39,770
    Net unrealized appreciation (depreciation) of investments ........        84,363       (380,389)        47,606
                                                                         -----------    -----------    -----------

    Net increase ( decrease) in net assets resulting from operations .       319,667        (63,187)       340,933
Capital Share
  Transactions - Note 4
    Issuance of Units ................................................          --             --             --
    Redemption of Units ..............................................      (272,007)      (679,914)      (257,107)
                                                                         -----------    -----------    -----------

    Net increase (decrease) in
       net assets ....................................................        47,660       (743,101)        83,826
    Net Assets:
      Beginning of period ............................................     2,688,262      3,431,363      3,347,537
                                                                         -----------    -----------    -----------

      End of period ..................................................   $ 2,735,922    $ 2,688,262    $ 3,431,363
                                                                         ===========    ===========    ===========



                                                                                         2007 Series
                                                                         ------------------------------------------
                                                                             1995           1994            1993
-------------------------------------------------------------------------------------------------------------------
Operations:
    Net investment income ............................................   $    28,781    $    33,681    $    39,285
    Realized gain on securities transactions .........................          --           26,271         14,716
    Net unrealized appreciation (depreciation) of investments ........        97,101       (116,237)        68,738
                                                                         -----------    -----------    -----------

    Net increase (decrease) in net assets resulting from operations ..       125,882        (56,285)       122,739
Capital Share
  Transactions - Note 4
  Issuance of Units ..................................................          --           80,117           --
  Redemption of Units ................................................          --         (300,198)       (51,373)
                                                                                        -----------    -----------

  Net increase (decrease) in
    net assets .......................................................       125,882       (276,366)        71,366
Net Assets:
  Beginning of period ................................................       351,258        627,624        556,258
                                                                         -----------    -----------    -----------

  End of period ......................................................   $   477,140    $   351,258    $   627,624
                                                                         ===========    ===========    ===========


See Notes to Financial Statements.

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series C
Notes to Financial Statements
For the Years Ended December 31, 1995, 1994 and 1993

--------------------------------------------------------------------------------


1. Significant Accounting Policies

The Fund is registered under the Investment Company Act of 1940 as a unit investment trust. Units of the Fund are sold only to separate investment accounts of life insurance companies to fund variable life insurance policies. The Fund's Sponsor is Oppenheimer Funds Distributor, Inc. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

(a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

(b) Cost of securities has been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities.


2. Net Capital

                                                                     December 31,
                                                          ------------------------------------
                                                            1995          1994         1993
                                                            ----          ----         ----
1997 Series
Cost of 2,973,342, 3,290,297 and 4,105,325 Units,
  respectively ........................................   $1,501,215   $1,632,479   $1,964,823
Less sales charge .....................................       16,801       18,167       22,692
                                                          ----------   ----------   ----------

Net amount applicable to certificateholders ...........    1,484,414    1,614,312    1,942,131
Accretion of original issue discount ..................    1,103,843    1,010,649    1,045,542
Net unrealized appreciation of investments ............      147,664       63,301      443,690
                                                          ----------   ----------   ----------

Net capital applicable to certificateholders ..........   $2,735,922   $2,688,262   $3,431,363
                                                          ==========   ==========   ==========


2007 Series
Cost of 915,372, 915,372 and 1,477,056 Units,
  respectively ........................................   $  215,892   $  215,892   $  326,201
Less sales charge .....................................        6,175        6,175        1,944
                                                          ----------   ----------   ----------

Net amount applicable to certificateholders ...........      209,717      209,717      324,257
Accretion of original issue discount ..................      147,474      118,693      164,282
Net unrealized appreciation of investments ............      119,949       22,848      139,085
                                                          ----------   ----------   ----------

Net capital applicable to certificateholders ..........   $  477,140   $  351,258   $  627,624
                                                          ==========   ==========   ==========


Oppenheimer Zero Coupon U.S. Treasuries Trust, Series C
Notes to Financial Statements
For the Years Ended December 31, 1995, 1994 and 1993 (Concluded)

--------------------------------------------------------------------------------


3. Expenses

Trustee's fees and other expenses incurred by the Fund are limited to the amount of income generated by the Interest Bearing Treasury Securities in each Series. Any excess expenses are assumed by the Sponsor.

4. Capital Share Transactions

Issuance

Additional Units were issued by the Fund during the periods ended December 31, 1995, 1994 and 1993 as follows:


                                          1995         1994             1993
                                          ----         ----             ----
        1997.........................       -               -                -
        2007.........................       -         214,022                -


Redemption

During 1995, 1994 and 1993, the Sponsor elected to redeem Units of the Fund as follows:


                                          1995         1994           1993
                                          ----         ----           ----
        1997........................     316,955      815,028       332,048
        2007........................         -        775,706       135,648


The total proceeds were remitted to the Sponsor.

5. Income Taxes

All income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the holder, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the Internal Revenue Code.

At December 31, 1995, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in each Series' portfolio.

6. Distributions

It is anticipated that each Series will not make any distributions until the first business day following the maturity of its holding in the Stripped Treasury Securities which are non-interest bearing.

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series C
Portfolios as of December 31, 1995

--------------------------------------------------------------------------------


Series No. and                                       Coupon                           Face         Adjusted
Title of Securities                                   Rates        Maturities        Amount          Cost         Value (*)
---------------------------------------------------------------------------------------------------------------------------
1997 Series
      Stripped Treasury Securities...............        0%         8-15-97        $2,955,000     $2,569,279     $2,717,270
      U.S. Treasury Notes........................     7.25%        11-15-96            18,342         18,979         18,652
                                                                                   ----------     ----------     ----------

        Total....................................                                  $2,973,342     $2,588,258     $2,735,922
                                                                                   ==========     ==========     ==========


2007 Series
      Stripped Treasury Securities...............        0%         2-15-07       $   911,000    $   352,073    $   471,515
      U.S. Treasury Notes........................    9.375%         2-15-06             4,372          5,118          5,625
                                                                                  -----------    -----------    -----------

        Total....................................                                 $   915,372    $   357,191    $   477,140
                                                                                  ===========    ===========    ===========

-------------------------
(*) The aggregate values based on offering side evaluations at December 31, 1995 were as follows:


                     Series                                   Amount
                     ------                                   ------
                      1997................................. $2,737,650
                      2007.................................    479,184

See Notes to Financial Statements.

Investment Summary of Series C+
As of December 31, 1995

--------------------------------------------------------------------------------

Series C is a series unit investment trust consisting of two separate series, each with its own portfolio. These are the 1997 Series and the 2007 Series, designated for the maturities of their underlying Portfolios (see Portfolios herein).

                                                                                           1997            2007
                                                                                          Series          Series
-------------------------------------------------------------------------------------------------------------------
Face Amount of Securities ...........................................................  $ 2,973,342      $   915,372
Number of Units .....................................................................    2,973,342          915,372
Fractional Undivided Interest in Fund Represented by Each Unit ......................  1/2,973,342 th     1/915,372 th
Offering Price per 1,000 Units***
      Aggregate offering side evaluation of Securities in Fund* .....................   $2,737,650.00   $   479,184.00
                                                                                       --------------   --------------

      Divided by number of Units times 1,000 ........................................  $       920.73   $       523.49
      Plus the applicable transaction charge** ......................................            4.60             7.85
                                                                                       --------------   --------------

      Offering Price per 1,000 Units ................................................  $       925.34   $       531.34
                                                                                       ==============   ==============


Sponsor's Repurchase Price Per 1,000 Units (based on offering side evaluation of
  underlying Securities) ............................................................  $       920.73   $       523.49
Redemption Price Per 1,000 Units (based on bid side evaluation of underlying
  Securities)**** ...................................................................  $       920.15   $       521.25
Calculation of Estimated Net Annual Interest Income per 1,000 Units Received in
  Cash by the Fund
      Gross annual income per 1,000 Units ...........................................  $         0.45   $         0.45
      Less estimated annual expense per 1,000 Units .................................            0.45             0.45
                                                                                       --------------   --------------

      Net annual income per 1,000 Units .............................................  $         0.00   $         0.00
                                                                                       ==============   ==============

Distributions
    Distributions will be made on the first business day following the maturity of each Security in a Series to holders of record on the business day immediately preceding the date of such distribution.

Trustee's Annual Fee
      Per $1,000 face amount of underlying Securities (see Expenses and Charges)....   $        0.35    $        0.35

Evaluator's Fee for Each Evaluation
      $.35 for each issue of underlying Securities.
        Treating separate maturities as separate issues.

Evaluation Time
      3:30 P.M. New York Time

Mandatory Termination Date
      January 1, 2037

Minimum Value of Fund
      Trust Indenture may be terminated with respect to any Series if the value of that Series is less than 40% of the face amount of Securities.



-------------------------
    + The Indenture was signed and the initial deposit was made as of April 21, 1987.

    * The aggregate offering side evaluation of the obligations is determined by the Evaluator on the basis of current offering prices for the obligations.

   ** The transaction charges currently applicable to the 1997 Series and the 2007 Series, are .50% and 1.50% of their respective Offering Prices per 1,000 Units (.503% and 1.523%, respectively, of the net amount invested in Securities).

  *** These figures are computed by dividing the aggregate offering side evaluation of the underlying Securities in the particular Series (the price at which they could be purchased directly by the public if they were available) by the number of Units of the Series outstanding, multiplying the result times 1,000 and adding the applicable transaction charge as described in the preceding footnote. These figures assume a purchase of 1,000 Units. The price of a single Unit, or any multiple thereof, is calculated by dividing the Offering Price per 1,000 Units above by 1,000 and multiplying by the number of Units.

 **** Figures shown are $5.19 and $10.04 less then the Offering Price per 1,000 Units and $0.58 and $2.24 less than the Sponsor's Repurchase Price per 1,000 Units, with respect to the 1997 Series and the 2007 Series respectively.

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series D
Independent Auditors' Report

--------------------------------------------------------------------------------


We have audited the accompanying statements of condition, including the related portfolios of the 1998 Series and the 2008 Series of the Oppenheimer Zero Coupon U.S. Treasuries Trust, Series D, as of December 31, 1995 and the related statements of operations and changes in net assets for the years ended December 31, 1995, 1994 and 1993. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the net assets of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series D at December 31, 1995 and the results of its operations and changes in its net assets, for the above stated periods, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP
Denver, Colorado

February 6, 1996

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series D
Statements of Condition as of December 31, 1995

--------------------------------------------------------------------------------

                                                             1998         2008
                                                            Series       Series
--------------------------------------------------------------------------------
Trust Property
Investment in marketable securities(see Portfolios) ....  $  898,194  $  486,153
Cash ...................................................        --         2,501
Accrued interest receivable ............................        --            58
                                                          ----------  ----------

    Total trust property ...............................     898,194     488,712
Less Liabilities .......................................        --         2,559
                                                          ----------  ----------

Net Assets-Note 2 ......................................  $  898,194  $  486,153
                                                          ==========  ==========

Units Outstanding ......................................   1,015,000   1,023,236
                                                          ==========  ==========

Unit Value .............................................  $   .88492  $   .47511
                                                          ==========  ==========


See Notes to Financial Statements.

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series D
Statements of Operations
For the years ended December 31, 1995, 1994, and 1993

--------------------------------------------------------------------------------

                                                                            1998 Series
                                                               ------------------------------------
                                                                 1995          1994         1993
---------------------------------------------------------------------------------------------------
Investment Income:
Interest Income ............................................   $     115    $     275    $      74
Accretion of original issue discount .......................      47,098       61,692       60,284
Trustee's fees and expenses - Note 3 .......................        (115)        (275)         (74)
                                                               ---------    ---------    ---------
Net investment income ......................................      47,098       61,692       60,284

Realized and Unrealized Gain (loss) on Investments
Realized gain on securities transactions ...................      13,935        9,906       10,954

Net change in unrealized appreciation
     of investments ........................................      53,409     (111,726)      44,373
                                                               ---------    ---------    ---------

Net gain (loss) on investments .............................      67,344     (101,820)      55,327
                                                               ---------    ---------    ---------

Net Increase (Decrease) in Net Assets Resulting
     from Operations .......................................   $ 114,442    $ (40,128)   $ 115,611
                                                               =========    =========    =========


                                                                            2008 Series
                                                               ------------------------------------
                                                                 1995          1994         1993
---------------------------------------------------------------------------------------------------
Investment Income:
Interest Income ............................................   $     457    $     457    $     561
Accretion of original issue discount .......................      27,593       29,937       42,419
Trustee's fees and expenses-Note 3 .........................        (457)        (457)        (561)
                                                               ---------    ---------    ---------
Net investment income ......................................      27,593       29,937       42,419

Realized and Unrealized Gain (Loss) on Investments
Realized gain on securities transactions ...................        --          7,013       75,586

Net change in unrealized appreciation
     of investments ........................................     110,894      (92,900)      13,877
                                                               ---------    ---------    ---------

Net gain (loss) on investments .............................     110,894      (85,887)      89,463
                                                               ---------    ---------    ---------

Net Increase (Decrease) in Net Assets Resulting
     from Operations .......................................   $ 138,487    $ (55,950)   $ 131,882
                                                               =========    =========    =========



See Notes to Financial Statements.

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series D
Statements of Changes In Net Assets
For the years ended December 31, 1995,  1994 and 1993

--------------------------------------------------------------------------------

                                                                                   1998 Series
                                                                    ------------------------------------------
                                                                       1995            1994            1993
--------------------------------------------------------------------------------------------------------------
Operations:
    Net investment income .......................................   $    47,098    $    61,692    $    60,284
    Realized gain on securities transactions ....................        13,935          9,906         10,954
    Net unrealized appreciation (depreciation) of investments ...        53,409       (111,726)        44,373
                                                                    -----------    -----------    -----------

    Net increase (decrease) in net assets resulting from operations     114,442        (40,128)       115,611
Capital Share
  Transactions - Note 4
    Issuance of Units ...........................................       167,820           --             --
    Redemption of Units .........................................      (214,483)      (190,719)       (66,466)
                                                                    -----------    -----------    -----------

    Net increase (decrease) in
        net assets ..............................................        67,779       (230,847)        49,145
                                                                    -----------    -----------    -----------
    Net Assets:
      Beginning of period .......................................       830,415      1,061,262      1,012,117
                                                                    -----------    -----------    -----------

      End of period .............................................   $   898,194    $   830,415    $ 1,061,262
                                                                    ===========    ===========    ===========




                                                                                   2008 Series
                                                                    ------------------------------------------
                                                                       1995            1994            1993
--------------------------------------------------------------------------------------------------------------
Operations:
    Net investment income .......................................   $    27,593    $    29,937    $    42,419
    Realized gain on securities transactions ....................          --            7,013         75,586
    Net unrealized appreciation (depreciation) of investments ...       110,894        (92,900)        13,877
                                                                    -----------    -----------    -----------

    Net increase (decrease) in net assets resulting from operations     138,487        (55,950)       131,882
Capital Share
  Transactions - Note 4
    Issuance of Units ...........................................          --             --             --
    Redemption of Units .........................................          --          (74,693)      (279,036)
                                                                    -----------    -----------    -----------

    Net increase (decrease) in
      net assets ................................................       138,487       (130,643)      (147,154)
    Net Assets:
      Beginning of period .......................................       347,666        478,309        625,463
                                                                    -----------    -----------    -----------

      End of period .............................................   $   486,153    $   347,666    $   478,309
                                                                    ===========    ===========    ===========


See Notes To Financial Statements

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series D
Notes To Financial Statements
For the years ended December 31, 1995, 1994, and 1993

--------------------------------------------------------------------------------


1. Significant Accounting Policies

The Fund is registered under the Investment Company Act of 1940 as a unit investment trust. Units of the Fund are sold only to separate investment accounts of life insurance companies to fund variable life insurance policies. The Fund's sponsor is Oppenheimer Funds Distributor, Inc. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

(a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

(b) Cost of securities has been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities.

2. Net Capital

                                                                                             December 31,
                                                                               -------------------------------------------
                                                                                    1995             1994           1993
                                                                                    ----             ----           ----
1998 Series
Cost of 1,015,000, 1,075,187 and 1,321,762 Units,
  respectively.............................................................    $ 568,967         $ 518,346     $   626,780
Less sales charge..........................................................        7,618             7,952           9,397
                                                                               ---------         ---------     -----------

Net amount applicable to certificateholders................................      561,349           510,394         617,383
Accretion of original issue discount.......................................      189,725           226,310         238,442
Net unrealized appreciation of investments.................................      147,120            93,711         205,437
                                                                               ---------         ---------     -----------

Net capital applicable to certificateholders...............................    $ 898,194         $ 830,415      $1,061,262
                                                                               =========         =========     ===========


2008 Series
Cost of 1,023,236, 1,023,236 and 1,256,429 Units,
  respectively.............................................................    $ 192,831         $ 192,831     $   236,061
Less sales charge..........................................................        5,874             5,874           7,215
                                                                               ---------         ---------    ------------

Net amount applicable to certificateholders................................      186,957           186,957         228,846
Accretion of original issue discount.......................................      145,329           117,737         113,591
Net unrealized appreciation of investments.................................      153,866            42,972         135,872
                                                                               ---------         ---------    ------------

Net capital applicable to certificateholders...............................     $486,153         $ 347,666     $   478,309
                                                                               =========         =========     ===========



Oppenheimer Zero Coupon U.S. Treasuries Trust, Series D
Notes to Financial Statements
For the years ended December 31, 1995, 1994 and 1993 (Concluded)

--------------------------------------------------------------------------------


3. Expenses

Trustee's fees and other expenses incurred by the Fund are limited to the amount of income generated by the Interest Bearing Treasury Securities in each Series. Any excess expenses are assumed by the Sponsor.

4. Capital Share Transactions

Issuance

    Additional Units were issued by the Fund during the periods ended December 31, 1995, 1994 and 1993 as follows:

                                          1995           1994             1993
                                          ----           ----             ----
           1998....................      201,286             -              -
           2008....................            -             -              -

Redemption

      During 1995, 1994 and 1993, the Sponsor elected to redeem Units of the Fund as follows:

                                          1995           1994            1993
                                          ----           ----            ----
           1998....................      261,473       246,575          87,239
           2008....................            -       233,193         773,960

The total proceeds were remitted to the Sponsor.

5. Income Taxes

All income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the holder, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the Internal Revenue Code.

At December 31, 1995, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in each Series' portfolio.

6. Distributions

It is anticipated that each Series will not make any distributions until the first business day following the maturity of its holding in the Stripped Treasury Securities which are non-interest bearing.

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series D
Portfolios as of December 31, 1995

--------------------------------------------------------------------------------

Series No. and                           Coupon                  Face       Adjusted
Title of Securities                       Rates  Maturities     Amount        Cost          Value (*)
-----------------------------------------------------------------------------------------------------
1998 Series
   Stripped Treasury Securities ...         0%    5-15-98     $1,015,000    $  751,074    $  898,194
                                                              ==========    ==========    ==========


2008 Series
   Stripped Treasury Securities             0%    11-15-08    $1,018,000    $  327,509    $  479,916
   U.S. Treasury Notes ............      8.75%    11-15-08         5,236         4,778         6,237
                                                              ----------    ----------    ----------

      Total........................                           $1,023,236   $   332,287    $  486,153
                                                              ==========   ===========    ==========



-------------------------
(*) The aggregate values based on offering side evaluations at December 31, 1995 were as follows:

                  Series                                    Amount
                  ------                                    ------
                   1998...................................$  899,023
                   2008...................................  488,562

See Notes to Financial Statements.

Investment Summary of Series D+
as of December 31, 1995

--------------------------------------------------------------------------------

Series D is a series unit investment trust consisting of two separate series, each with its own portfolio. These are the 1998 Series and 2008 Series, designated for the maturities of their underlying Portfolios (see Portfolios herein).

                                                                                                1998             2008
                                                                                               Series           Series
----------------------------------------------------------------------------------------------------------------------------
Face Amount of Securities...............................................................     $1,015,000       $ 1,023,236
Number of Units.........................................................................      1,015,000         1,023,236
Fractional Undivided Interest in Fund Represented by Each Unit .........................    1/1,015,000 nd    1/1,023,236 th
Offering Price per 1,000 Units***
     Aggregate offering side evaluation of Securities in Fund*..........................     $  899,023.00    $   488,562.00
                                                                                             -------------    --------------

     Divided by number of Units times 1,000.............................................     $      885.74    $       477.47
     Plus the applicable transaction charge**...........................................              6.64              8.36
                                                                                             -------------    --------------
     Offering Price per 1,000 Units.....................................................     $      892.38    $       485.82
                                                                                             =============    ==============

Sponsor's Repurchase Price Per 1,000 Units (based on offering
     side evaluation of underlying Securities)..........................................     $      885.74    $       477.47
Redemption Price Per 1,000 Units (based on bid side evaluation
     of underlying Securities)****......................................................     $      884.92    $       475.11
Calculation of Estimated Net Annual Interest Income Per 1,000
     Units Received in Cash by the Fund
     Gross annual income per 1,000 Units................................................     $        0.45    $         0.45
     Less estimated annual expense per 1,000 Units......................................              0.45              0.45
                                                                                             -------------    --------------

     Net annual income per 1,000 Units..................................................     $        0.00    $         0.00
                                                                                             =============    ==============

Distributions
     Distributions will be made on the first business day following the maturity of each Security in a Series to holders of record on the business day immediately preceding the date of such distribution.

Trustee's Annual Fee
     Per $1,000 face amount of underlying Securities (see Expenses
           and Charges).................................................................     $        0.35    $         0.35

Evaluator's Fee for Each Evaluation
     $.35 for each issue of underlying
           Securities.  Treating separate
           maturities as separate issues.

Evaluation Time
     3:30 P.M. New York Time

Mandatory Termination Date
     January  1, 2038

Minimum Value of Fund
     Trust Indenture may be terminated with respect to any Series if the value of that Series is less than 40% of the face amount of Securities.


------------------
+       The  Indenture  was signed and the initial  deposit was made as of April
        18, 1988.

* The aggregate offering side evaluation of the obligations is determined by the Evaluator on the basis of current offering prices for the obligations.

** The transaction charges currently applicable to the 1998 Series and the 2008 Series are .75% and 1.75% of their respective Offering Prices per 1,000 Units (.756% and 1.781%, respectively, of the net amount invested in Securities).

*** These figures are computed by dividing the aggregate offering side evaluation of the underlying Securities in the particular Series (the price at which they could be purchased directly by the public if they were available) by the number of Units of the Series outstanding, multiplying the result times 1,000 and adding the applicable transaction charge as described in the preceding footnote. These figures assume a purchase of 1,000 Units. The price of a single Unit, or any multiplying thereof, is calculated by dividing the Offering Price per 1,000 Units above by 1,000 and multiplying by the number of Units.

**** Figures shown are $7.46 and $10.71 less than the Offering Price per 1,000 Units and $.82 and $2.36 less than the Sponsor's Repurchase Price per 1,000 Units, with respect to the 1998 Series and the 2008 Series, respectively.

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series E
Independent Auditors' Report

--------------------------------------------------------------------------------

We have audited the accompanying statements of condition, including the related portfolios of the 1999 Series and the 2009 Series of the Oppenheimer Zero Coupon U.S. Treasuries Trust, Series E, as of December 31, 1995 and the related statements of operations and changes in net assets for the years ended December 31, 1995, 1994 and 1993. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the net assets of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series E at December 31, 1995 and the results of its operations and changes in its net assets, for the above stated periods, in conformity with generally accepted accounting principles.





DELOITTE & TOUCHE LLP
Denver, Colorado

February 6, 1996

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series E
Statements of Condition As of December 31, 1995

--------------------------------------------------------------------------------


                                                              1999        2009
                                                             Series      Series

--------------------------------------------------------------------------------
Trust Property
Investment in marketable securities (see Portfolios) ...     378,013    $165,314
Cash ...................................................        --         6,181
Accrued interest receivable ............................         176         101
                                                            --------    --------

    Total trust property ...............................     378,189     171,596
Less Liabilities .......................................         176       6,282
                                                            --------    --------

Net Assets-Note 2 ......................................    $378,013    $165,314
                                                            ========    ========

Units Outstanding ......................................     450,273     359,216

Unit Value .............................................    $ .83952    $ .46021
                                                            ========    ========


See Notes to Financial Statements

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series E
Statement of Operations
For the years ended December 31, 1995, 1994 and 1993

--------------------------------------------------------------------------------


                                                                               1999 Series
                                                                    -------------------------------------
                                                                       1995         1994         1993

---------------------------------------------------------------------------------------------------------
Investment Income:
Interest Income .................................................    $    207     $    249     $    255
Accretion of original issue discount ............................      27,592       30,327       28,399
Trustee's fees and expenses - Note 3 ............................        (207)        (249)        (255)
                                                                     --------     --------     --------
Net investment income ...........................................      27,592       30,327       28,399

Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on securities transactions .................       5,396          588        9,378

Net change in unrealized appreciation
     of investments .............................................      27,648      (53,426)      13,325
                                                                     --------     --------     --------

Net gain (loss) on investments ..................................      33,044      (52,838)      22,703
                                                                     --------     --------     --------

Net Increase (decrease) in Net Assets Resulting
     from Operations ............................................    $ 60,636     $(22,511)    $ 51,102
                                                                     ========     ========     ========





                                                                               2009 Series
                                                                    -------------------------------------
                                                                       1995         1994         1993

---------------------------------------------------------------------------------------------------------
Investment Income:
Interest Income .................................................    $    161     $    220     $    417
Accretion of original issue discount ............................       9,738       15,548       22,463
Trustee's fees and expenses - Note 3 ............................        (161)        (220)        (417)
                                                                     --------     --------     --------
Net investment income ...........................................       9,738       15,548       22,463

Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on securities transactions .................         961        2,176       20,020

Net change in unrealized appreciation
     of investments .............................................      38,500      (52,410)      33,888
                                                                     --------     --------     --------

Net gain (loss) on investments ..................................      39,461      (50,236)      53,908
                                                                     --------     --------     --------

Net Increase (decrease) in Net Assets Resulting
     from Operations ............................................    $ 49,199     $(34,686)    $ 76,371
                                                                     ========     ========     ========


See Notes to Financial Statements.

Oppenheimer Zero coupon U.S. Treasuries Trust, Series E
Statements of Changes in Net Assets
For the years ended December 31, 1995, 1994 and 1993

--------------------------------------------------------------------------------



                                                                                  1999 Series
                                                                    ---------------------------------------
                                                                        1995          1994          1993

-----------------------------------------------------------------------------------------------------------
Operations:
    Net investment income .......................................    $  27,592     $  30,327     $  28,399
    Realized gain on securities transactions ....................        5,396           588         9,378
    Net unrealized appreciation (depreciation) of investments ...       27,648       (53,426)       13,325
                                                                     ---------     ---------     ---------

    Net increase (decrease) in net assets resulting from operations     60,636       (22,511)       51,102
Capital Share
  Transactions - Note 4
    Issuance of Units ...........................................         --            --          36,091
    Redemption of Units .........................................      (80,186)       (8,623)      (53,027)
                                                                     ---------     ---------     ---------

    Net increase (decrease) in
       net assets ...............................................      (19,550)      (31,134)       34,166
    Net Assets:
      Beginning of period .......................................      397,563       428,697       394,531
                                                                     ---------     ---------     ---------

      End of period .............................................    $ 378,013     $ 397,563     $ 428,697
                                                                     =========     =========     =========




                                                                                  2009 Series
                                                                    ---------------------------------------
                                                                        1995          1994          1993

-----------------------------------------------------------------------------------------------------------
Operations:
    Net investment income .......................................    $   9,738     $  15,548     $  22,463
    Realized gain (loss) on securities transactions .............          961         2,176        20,020
    Net unrealized appreciation (depreciation) of investments ...       38,500       (52,410)       33,888
                                                                     ---------     ---------     ---------

    Net increase (decrease) in net assets resulting from operations     49,199       (34,686)       76,371
Capital Share
   Transactions - Note 4
    Issuance of units ...........................................         --            --            --
    Redemption of Units .........................................      (14,286)     (129,221)     (122,097)
                                                                     ---------     ---------     ---------

    Net increase (decrease) in
      net assets ................................................       34,913      (163,907)      (45,726)
    Net Assets:
      Beginning of period .......................................      130,401       294,308       340,034
                                                                     ---------     ---------     ---------

      End of period .............................................    $ 165,314     $ 130,401     $ 294,308
                                                                     =========     =========     =========


See Notes to Financial Statements

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series E
Notes to Financial Statements
For the years ended December 31, 1995, 1994 and 1993

--------------------------------------------------------------------------------


1. Significant Accounting Policies

The Fund is registered under the Investment Company Act of 1940 as a unit investment trust. Units of the Fund are sold only to separate investment accounts of life insurance companies to fund variable life insurance policies. The Fund's sponsor is Oppenheimer Funds Distributor, Inc. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

(a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

(b) Cost of securities has been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities.


2. Net Capital


                                                                     December 31,
                                                            --------------------------------
                                                             1995         1994        1993
                                                             ----         ----        ----
1999 Series
Cost of 450,273, 555,805 and 567,866 Units, respectively    $226,513    $272,841    $277,822
Less sales charge ......................................       3,244       3,850       3,916
                                                            --------    --------    --------

Net amount applicable to certificateholders ............     223,269     268,991     273,906
Accretion of original issue discount ...................     123,287     124,763      97,556
Net unrealized appreciation of investments .............      31,457       3,809      57,235
                                                            --------    --------    --------


Net capital applicable to certificateholders ...........    $378,013    $397,563    $428,697
                                                            ========    ========    ========

2009 Series
Cost of 359,216, 399,352 and 802,717 Units, respectively    $ 85,892    $ 94,983    $186,079
Less sales charge ......................................       6,158       6,414       8,726
                                                            --------    --------    --------

Net amount applicable to certificateholders ............      79,734      88,569     177,353
Accretion of original issue discount ...................      47,046      41,798      64,511
Net unrealized appreciation of investments .............      38,534          34      52,444
                                                            --------    --------    --------


Net capital applicable to certificateholders ...........    $165,314    $130,401    $294,308
                                                            ========    ========    ========



Oppenheimer Zero Coupon U.S. Treasuries Trust, Series E
Notes to Financial Statements
For the years ended December 31, 1995, 1994 and 1993

--------------------------------------------------------------------------------


3. Expenses

Trustee's fees and other expenses incurred by the Fund are limited to the amount of income generated by the Interest Bearing Treasury Securities in each Series. Any excess expenses are assumed by the Sponsor.

4. Capital Share Transactions

Issuance

Additional Units were issued by the Fund during the periods ended December 31, 1995, 1994 and 1993 as follows:


                                         1995             1994            1993
                                         ----             ----            ----
      1999.......................         -                 -            50,254
      2009.......................         -                 -                 -



Redemption

During 1995, 1994 and 1993, the Sponsor elected to redeem Units of the Fund as follows:

                                       1995            1994             1993
                                       ----            ----             ----
      1999........................    105,532          12,061            75,380
      2009........................     40,136         403,365           351,189


The total proceeds were remitted to the Sponsor.

5. Income Taxes

All income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the holder, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the Internal Revenue Code.

At December 31, 1995, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in each Series' portfolio.

6. Distributions

It is anticipated that each Series will not make any distributions until the first business day following the maturity of its holding in the Stripped Treasury Securities which are non-interest bearing.

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series E
Portfolios as of December 31, 1995

--------------------------------------------------------------------------------


Series No. and                                    Coupon                      Face      Adjusted
Title of Securities                                Rates     Maturities       Amount      Cost       Value (*)
--------------------------------------------------------------------------------------------------------------
1999 Series

   Stripped Treasury Securities .............           0%    5-15-99     $448,000    $344,127    $375,507
   U.S. Treasury Notes ......................       8.875%    2-15-99        2,273       2,429       2,506
                                                                          --------    --------    --------

   Total ....................................                             $450,273    $346,556    $378,013
                                                                          ========    ========    ========


2009 Series

   Stripped Treasury Securities .............           0%    05-15-09    $358,000    $124,278    $163,273
   U.S. Treasury Notes ......................       13.25%    05-15-14       1,216       2,502       2,041
                                                                          --------    --------    --------


         Total................................                            $359,216    $126,780     $165,314
                                                                          ========    ========     ========


-----------------
(*) The aggregate values based on offering side evaluations at December 31, 1995 were as follows:


                     Series                               Amount
                     ------                               ------
                      1999 .............................$378,508
                      2009 ............................. 166,164


See Notes to Financial Statements.

Investment Summary of Series E+
As of December 31, 1995

--------------------------------------------------------------------------------


Series E is a series unit investment trust consisting of two separate series, each with its own portfolio. These are the 1999 Series and 2009 Series, designated for the maturities of their underlying Portfolios (see Portfolios herein).

                                                                                  1999             2009
                                                                                 Series           Series
-------------------------------------------------------------------------------------------------------------
Face Amount of Securities ...................................................   $450,273         $359,216
Number of Units .............................................................    450,273          359,216
Fractional Undivided Interest in Fund Represented by Each Unit ..............  1/450,273 th     1/359,216 th
Offering Price per 1,000 Units***
     Aggregate offering side evaluation of Securities in Fund* ..............   $378,508.00      $166,164.00
                                                                               ------------     ------------

     Divided by number of Units times 1,000 .................................   $    840.62      $    462.57
     Plus the applicable transaction charge** ...............................          6.30             8.10
                                                                                -----------     ------------

     Offering Price per 1,000 Units .........................................   $    846.92      $    470.67
                                                                                ===========     ============


Sponsor's Repurchase Price per 1,000 Units (based on offering side evaluation
    of underlying Securities) ...............................................   $    840.62      $    462.57
Redemption Price per 1,000 Units (based on bid side evaluation of underlying
    Securities)**** .........................................................   $    839.52      $    460.21
Calculation of Estimated Net Annual Interest Income per 1,000 Units Received
    in Cash by the Fund
     Gross annual income per 1,000 Units ....................................   $      0.45      $      0.45
     Less estimated annual expense per 1,000 Units ..........................          0.45             0.45
                                                                               ------------     ------------
     Net annual income per 1,000 Units ......................................   $      0.00      $      0.00
                                                                               ============     ============

Distributions
     Distributions will be made on the first business day following the maturity of each Security in a Series to holders of record on the business day immediately preceding the date of such distribution.

Trustee's Annual Fee
     Per $1,000 face amount of underlying Securities (see Expenses and Charges) $      0.35      $      0.35

Evaluator's  Fee  for  Each   Evaluation
     $.35 for each issue of underlying Securities.
     Treating separate maturities as separate issues.

Evaluation Time
     3:30 P.M. New York Time

Mandatory Termination Date
     January 1, 2039

Minimum Value of Fund
     Trust Indenture may be terminated with respect to any Series if the value of that Series is less than 40% of the face amount of Securities.


--------------------
+ The Indenture was signed and the initial deposit was made as of April 17, 1989.

* The aggregate offering side evaluation of the obligations is determined by the Evaluator on the basis of current offering prices for the obligations.

** The transaction charges currently applicable to the 1999 Series and the 2009 Series are .75% and 1.75% of their respective Offering Prices per 1,000 Units (.756% and 1.781%, respectively, of the net amount invested in Securities).

*** These figures are computed by dividing the aggregate offering side evaluation of the underlying Securities in the particular Series (the price at which they could be purchased directly by the public if they were available) by the number of Units of the Series outstanding, multiplying the result times 1,000 and adding the applicable transaction charge as described in the preceding footnote. These figures assume a purchase of 1,000 Units. The price of a single Unit, or any multiple thereof, is calculated by dividing the Offering Price per 1,000 Units above by 1,000 and multiplying by the number of Units.

**** Figures shown are $7.40 and $10.46 less than the Offering Price per 1,000 Units and $1.10 and $2.36 less than the Sponsor's Repurchase Price per 1,000 Units, with respect to the 1999 Series and the 2009 Series, respectively.

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series F
Independent Auditors' Report

--------------------------------------------------------------------------------



We have audited the accompanying statement of condition, including the related portfolio of the 2010 Series of the Oppenheimer Zero Coupon U.S. Treasuries Trust, Series F, as of December 31, 1995 and the related statement of operations and changes in net assets for the years ended December 31, 1995, 1994 and 1993. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the net assets of Oppenheimer Zero Coupon U.S. Treasuries Trust, Series F at December 31, 1995 and the results of its operations and changes in its net assets, for the above stated periods, in conformity with generally accepted accounting principles.





DELOITTE & TOUCHE LLP
Denver, Colorado

February 6, 1996

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series F
Statement of Condition as of December 31, 1995

--------------------------------------------------------------------------------

                                                                       2010
                                                                      Series
--------------------------------------------------------------------------------
Trust Property
Investment in marketable securities (see Portfolio) .............    $ 995,779
Cash ............................................................        5,149
Accrued interest receivable .....................................          890
                                                                     ---------

           Total trust property .................................    1,001,818

Less Liabilities ................................................        6,039
                                                                     ---------

Net Assets - Note 2 ............................................     $ 995,779
                                                                     =========

Units Outstanding ...............................................    2,277,690
                                                                     =========

Unit Value ......................................................    $  .43719
                                                                     =========

See Notes to Financial Statements

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series F
Statement of Operations
For the Years Ended December 31, 1995, 1994 and 1993

--------------------------------------------------------------------------------

                                                                                                  2010
                                                                                                 Series
-------------------------------------------------------------------------------------------------------------------
                                                                                   1995              1994           1993
                                                                                   ----              ----           ----
Investment Income:
Interest Income............................................................  $      972      $        667     $        794
Accretion of original issue discount.......................................      45,398            34,853           37,999
Trustee's fees and expenses - Note 3.......................................        (972)             (667)            (794)
                                                                             ----------       -----------      -----------
Net investment income......................................................      45,398            34,853           37,999

Realized and Unrealized Gain (Loss) on Investments
Realized gain on securities transactions...................................       7,439            13,974           15,524

Net change in unrealized appreciation
     of investments........................................................     179,203          (114,358)          71,612
                                                                                -------          --------        ---------

Net gain (loss) on investments.............................................     186,642          (100,384)          87,136
                                                                                -------          --------        ---------

Net Increase (Decrease) in Net Assets Resulting
     from Operations.......................................................    $232,040        $  (65,531)       $ 125,135
                                                                                =======        ==========        =========



See Notes to Financial Statements.

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series F
Statement of Changes in Net Assets
For the Years Ended  December 31, 1995,  1994 and 1993

--------------------------------------------------------------------------------

                                                                                                2010
                                                                                               Series
-----------------------------------------------------------------------------------------------------------------------
                                                                                  1995            1994             1993
                                                                                  ----            ----             ----
Operations
   Net investment income...................................................    $ 45,398         $  34,853      $  37,999
   Realized gain on securities transactions................................       7,439            13,974         15,524
   Net unrealized appreciation (depreciation) of investments...............     179,203          (114,358)        71,612
                                                                             ----------         ---------      ---------

   Net increase (decrease) in net assets resulting from operations.........     232,040           (65,531)       125,135
Capital Share
  Transactions - Note 4
   Issuance of Units.......................................................     393,549                 -              -
   Redemption of Units.....................................................     (74,072)         (104,416)      (152,570)
                                                                             ----------         ---------      ---------

   Net increase (decrease) in
     net assets............................................................     551,517          (169,947)       (27,435)
   Net Assets:
     Beginning of period...................................................     444,262           614,209        641,644
                                                                             ----------         ---------      ---------

     End of period.........................................................    $995,779         $ 444,262      $ 614,209
                                                                               ========         =========      =========

See Notes to Financial Statements

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series F
Notes to Financial Statements
For the Years Ended December 31, 1995, 1994 and 1993

--------------------------------------------------------------------------------


1. Significant Accounting Policies

The Fund is registered under the Investment Company Act of 1940 as a unit investment trust. Units of the Fund are sold only to separate investment accounts of life insurance companies to fund variable life insurance policies. The Fund's sponsor is Oppenheimer Funds Distributor, Inc. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

(a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

(b) Cost of securities have been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities.

2. Net Capital

                                                                                  December 31,
                                                                         -------------------------------
                                                                            1995      1994       1993
                                                                            ----      ----       ----
2010 Series
Cost of 2,277,690, 1,451,539 and 1,776,780 Units, respectively .......   $699,696   $352,736   $423,138
Less sales charge ....................................................     13,503      7,819      1,237
                                                                         --------   --------   --------

Net amount applicable to certificateholders ..........................    686,193    344,917    421,901
Accretion of original issue discount .................................    115,617     84,579     63,184
Net unrealized appreciation of investments ...........................    193,969     14,766    129,124
                                                                         --------   --------   --------

Net capital applicable to certificateholders .........................   $995,779   $444,262   $614,209
                                                                         ========   ========   ========


3. Expenses

Trustee's fees and other expenses incurred by the Fund are limited to the amount of income generated by the Interest Bearing Treasury Securities in each Series. Any excess expenses are assumed by the Sponsor.

4. Capital Share Transactions

Issuance

Additional Units were issued by the Fund during the periods ended December 31, 1995, 1994 and 1993, as follows:

                                           1995             1994         1993
                                           ----             ----         ----
             2010 ....................   1,046,994            -           -

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series F
Notes to Financial Statements
For the Years Ended December 31, 1995, 1994 and 1993

--------------------------------------------------------------------------------


Redemptions

During 1995, 1994 and 1993, the Sponsor elected to redeem Units of the Fund, as follows:

                              1995              1994             1993
                              ----              ----             ----
         2010..........      220,843           325,241          542,068

The total proceeds were remitted to the Sponsor.

5. Income Taxes

All income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the holder, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the Internal Revenue Code.

At December 31, 1995, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in each Series' portfolio.

6. Distributions

It is anticipated that the Series will not make any distributions until the first business day following the maturity of its holding in the Stripped Treasury Securities which are non-interest bearing.

Oppenheimer Zero Coupon U.S. Treasuries Trust, Series F
Portfolio as of December 31, 1995

--------------------------------------------------------------------------------

Series No. and                                      Coupon                         Face          Adjusted
Title of Securities                                  Rates       Maturities       Amount            Cost          Value (*)
---------------------------------------------------------------------------------------------------------------------------
2010 Series
   Stripped Treasury Securities............             0%        2-15-10       $2,269,000       $  789,171      $  983,385
   U.S. Treasury Notes.....................         11.75%        2-15-10            8,690           12,639          12,394
                                                                              ------------       ----------      ----------

      Total................................                                     $2 277,690       $  801,810      $  995,779
                                                                              ============       ==========      ==========


------------
(*) The aggregate values based on offering side evaluations at December 31, 1995 were as follows:

               Series                                    Amount
               ------                                    ------
                2010....................................$1,001,192

See Notes to Financial Statements.

Investment Summary of Series F+
As of December 31, 1995
--------------------------------------------------------------------------------


Series F is a series unit investment trust consisting of the 2010 Series designated for the maturity of its underlying Portfolio (see Portfolio herein).

                                                                                                               2010
                                                                                                              Series
---------------------------------------------------------------------------------------------------------------------------
Face Amount of Securities.................................................................................   $ 2,277,690
Number of Units...........................................................................................     2,277,690
Fractional Undivided Interest in Fund Represented by Each Unit............................................   1/2,277,690 th
Offering Price per 1,000 Units***
      Aggregate offering side evaluation of Securities in Fund*...........................................   $ 1,001,192.00
                                                                                                             --------------

      Divided by number of units times 1,000..............................................................   $       439.56
      Plus the applicable transaction charge**............................................................             7.69
                                                                                                             --------------

      Offering price per 1,000 units......................................................................   $       447.26
                                                                                                             ==============


Sponsor's Repurchase Price Per 1,000 Units (based on offering side evaluation of underlying Securities)...   $       439.56
Redemption Price Per 1,000 Units (based on bid side evaluation of underlying Securities)****..............   $       437.19
Calculation of Estimated Net Annual Interest Income Per 1,000 Units Received in Cash by the Fund
      Gross annual income per 1,000 units.................................................................   $         0.45
      Less estimated annual expenses per 1,000 units......................................................             0.45
                                                                                                             --------------

      Net annual income per 1,000 Units...................................................................   $         0.0
                                                                                                             ==============

Distributions
      Distributions will be made on the first business day following the maturity of each Security in a Series to holders of record on the business day immediately preceding the date of such distribution.

Trustee's Annual Fee
      Per $1,000 face amount of underlying Securities (see Expenses and Charges)..........................   $         0.35

Evaluator's Fee for Each Evaluation
      $.35 for each issue of underlying Securities. Treating separate maturities as separate issues.

Evaluation Time
      3:30 p.m. New York Time

Mandatory Termination Date
      January 1, 2040

Minimum Value of Fund
      Trust Indenture may be terminated with respect to the Series if the value is less than 40% of the face amount of Securities.

------------

   + The Indenture was signed and the initial deposit was made as of April 24, 1990.

   * The aggregate offering side evaluation of the obligations is determined by the Evaluator on the basis of current offering prices for the obligations.

** The transaction charge currently applicable to the 2010 Series is 1.75% of its respective Offering Price per 1,000 Units (1.781% of the net amount invested in Securities).

 *** These figures are computed by dividing the aggregate offering side evaluation of the underlying Securities in the particular Series (the price at which they could be purchased directly by the public if they were available) by the number of Units of the Series outstanding, multiplying the result times 1,000 and adding the applicable transaction charge as described in the preceding footnote. These figures assumes a purchase of 1,000 Units. The price of a single Unit, or any multiple thereof, is calculated by dividing the Offering Price per 1,000 Units above by 1,000, and multiplying by the number of Units.

**** Figures shown are $10.07 less than the Offering Price per 1,000 Units and $2.37 less than the Sponsor's Repurchase Price per 1,000 Units.

Oppenheimer Zero Coupon U.S. Treasuries Trust
Series A, B, C, D, E and F

--------------------------------------------------------------------------------


Sponsor
OPPENHEIMER FUNDS DISTRIBUTOR, INC.
Two World Trade Center
New York, New York 10048


Trustee
THE CHASE MANHATTAN BANK, N.A.
770 Broadway
New York, New York 10003


Evaluator
INTERACTIVE DATA
Suite 501
350 South Figueroa
Los Angeles, California 90071


Auditors
DELOITTE & TOUCHE LLP
The Anaconda Tower
555 Seventeenth Street
Suite 3600
Denver, Colorado 80202-3942